  SIERRA TRUST FUNDS
------------------------
A Family of Mutual Funds                                           November 1997



Dear Sierra Trust Funds Shareholder:

As you know, Great Western Financial Corporation, Sierra's former parent company, merged into Washington Mutual, Inc., parent of the Composite Research & Management Co. ("Composite"), on July 1, 1997. This marked the beginning stages of a restructuring and integration process that offers the opportunity to consolidate the Sierra Trust Funds with the mutual funds that are managed by Washington Mutual. Let me assure you that our commitment to you remains unchanged. Our dedication to assisting you achieve your financial goals is our highest priority. This letter describes some important changes proposed for the Sierra Funds.

The Sierra Funds are governed by a Board of Trustees that is independent of Great Western and Washington Mutual. Members of the Board are elected by the shareholders, and their charter is to protect your interests. The changes discussed in this letter require approval of both the Board of Trustees and shareholders.

On October 28, 1997, the Sierra Board of Trustees approved the terms of the proposed consolidation of the Sierra Funds and the Composite Group of Funds (the mutual funds managed by Composite). As a result, a special meeting for all Sierra shareholders has been scheduled for December 23, 1997. This meeting gives shareholders an opportunity to ask questions in person, further discuss the proposed consolidation with Composite, and to vote on the proposals discussed below. However, shareholders do not need to attend the meeting to cast their vote.

YOUR VOTE IS IMPORTANT
----------------------

THE BOARD OF TRUSTEES RECOMMENDS SHAREHOLDERS VOTE "FOR" ALL PROPOSALS. The accompanying proxy materials outline in detail the various terms of the consolidation so you may carefully consider how to vote. FOR YOUR CONVENIENCE, A POSTAGE-PAID ENVELOPE IS INCLUDED WHICH YOU MAY USE TO REGISTER YOUR CHOICES BY MAIL. You may also register your choices by telephone, by calling (800) 848-3374. Your votes are important, since a majority of shareholders must respond. By simply signing, dating and returning you proxy card(s) or by calling (800)
-----------------------------------------------------------------------------
848-3374, you will help to ensure sufficient responses are received and allow
-----------------------------------------------------------------------------
the proxies to vote favorably on your behalf.
--------------------------------------------

The goal of consolidating the Sierra Funds and the Composite Funds into a single Fund complex is to:

 . Streamline the restructured/combined fund complex (representing $4.5 billion in assets)
 .  Maintain a well-diversified offering of funds
 .  Reduce operating cost and shareholder expenses
 .  Maintain a high level of service and operational efficiency
 .  Benefit from increased assets under management


             Distributed by Sierra Investment Services Corporation

In summary, the result of the restructuring will be a single, more integrated mutual fund complex. The proposals include:

 .  Electing a new Board of Trustees for the combined fund complex
 . Merging your fund into a Composite Fund with a substantially similar investment objective and lower operating costs.

The Composite Group has enjoyed a long history of investment management and growth, having opened its first mutual fund in 1939. Composite benefits from many years of experience and expertise from its portfolio management team. The Composite Funds have successfully weathered the many market downturns and economic events while producing competitive returns for its shareholders. As a result, assets under management have exhibited steady growth and reflect the Funds' stable and loyal base of shareholders. With the addition of the Sierra Funds and its shareholders, the total assets and customer base of the combined mutual fund family will increase significantly.

Thank you for the trust and confidence you have placed in us. Our commitment to excellence in investment performance and in shareholder service is unchanged. I encourage you to return your card(s) or call (800) 848-3374 promptly, so you and your fellow shareholders may enjoy the many benefits of a larger mutual fund family as soon as possible.

Sincerely,

/s/ Keith B. Pipes

Keith B. Pipes
President

                              SIERRA TRUST FUNDS

                             U.S. GOVERNMENT FUND
                             CORPORATE INCOME FUND
                            GROWTH AND INCOME FUND
                               GLOBAL MONEY FUND
                          U.S. GOVERNMENT MONEY FUND
                            NATIONAL MUNICIPAL FUND

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                            DECEMBER 23, 1997

To the Shareholders:

 Notice is hereby given that a Special Meeting of Shareholders of the U.S. Government Fund, the Corporate Income Fund, the Growth and Income Fund, the Global Money Fund, the U.S. Government Money Fund and the National Municipal Fund (the "Funds"), each a series of the Sierra Trust Funds (the "Sierra Trust"), will be held on Tuesday, December 23, 1997 at 11:00 a.m. Pacific time, at the offices of Sierra Fund Administration Corporation, 9301 Corbin Avenue, Suite 333, Northridge, California 91324, to consider the following:

 1. To consider and act upon a proposal to elect the Board of Trustees. (TO BE VOTED UPON BY THE SHAREHOLDERS OF ALL FUNDS.)

 2. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Sierra Trust U.S. Government Fund to the Composite U.S. Government Securities Fund, a series of The Composite Funds (the "Composite Trust"), in exchange for shares of the Composite U.S. Government Securities Fund and the assumption by the Composite U.S. Government Securities Fund of all of the liabilities of the Sierra Trust U.S. Government Fund, and the distribution of such shares to the shareholders of the Sierra Trust U.S. Government Fund in complete liquidation of the Sierra Trust U.S. Government Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE SIERRA TRUST U.S. GOVERNMENT FUND ONLY.)

 3. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Sierra Trust Corporate Income Fund to the Composite Income Fund, a series of the Composite Trust, in ex-change for shares of the Composite Income Fund and the assumption by the Com-posite Income Fund of all of the liabilities of the Sierra Trust Corporate In-come Fund, and the distribution of such shares to the shareholders of the Si-erra Trust Corporate Income Fund in complete liquidation of the Sierra Trust Corporate Income Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE SIERRA TRUST CORPORATE INCOME FUND ONLY.)

 4. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Sierra Trust Growth and Income Fund to the Composite Growth & Income Fund, a series of the Composite Trust, in exchange for shares of the Composite Growth & Income Fund and the assump-tion by the Composite Growth & Income Fund of all of the liabilities of the Sierra Trust Growth and Income Fund, and the distribution of such shares to the shareholders of the Sierra Trust Growth and Income Fund in complete liqui-dation of the Sierra Trust Growth and Income Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE SIERRA TRUST GROWTH AND INCOME FUND ONLY.)

 5. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Sierra Trust Global Money Fund to the Composite Money Market Fund, a series of the Composite Trust, in exchange for shares of the Composite Money Market Fund and the assumption by the Com-posite Money Market Fund of all of the liabilities of the Sierra Trust Global Money Fund, and the distribution of such shares to the shareholders of the Si-erra Trust Global Money Fund in complete liquidation of the Sierra Trust Global Money Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE SIERRA TRUST GLOBAL MONEY FUND ONLY.)

 6. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Sierra Trust U.S. Government Money Fund to the Composite Money Market Fund, a series of the Composite Trust, in exchange for shares of the Composite Money Market Fund and the as-sumption by the

Composite Money Market Fund of all of the liabilities of the Sierra Trust U.S. Government Money Fund, and the distribution of such shares to the shareholders of the Sierra Trust U.S. Government Money Fund in complete liquidation of the Sierra Trust U.S. Government Money Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE SIERRA TRUST U.S. GOVERNMENT MONEY FUND ONLY.)

 7. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Sierra Trust National Municipal Fund to the Composite Tax-Exempt Bond Fund, a series of the Composite Trust, in exchange for shares of the Composite Tax-Exempt Bond Fund and the assump-tion by the Composite Tax-Exempt Bond Fund of all of the liabilities of the Sierra Trust National Municipal Fund, and the distribution of such shares to the shareholders of the Sierra Trust National Municipal Fund in complete liq-uidation of the Sierra Trust National Municipal Fund. (TO BE VOTED UPON BY THE SHAREHOLDERS OF THE SIERRA TRUST NATIONAL MUNICIPAL FUND ONLY.)

 8. To transact such other business as may properly come before the meeting.

 The Trustees have fixed the close of business on October 29, 1997 as the rec-ord date for determination of shareholders entitled to notice of, and to vote at, the Special Meeting.

                                          By order of the Board of Trustees

                                          Keith B. Pipes, President

November 7, 1997
--------------------------------------------------------------------------------
 WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY IN THE
 POSTAGE-PAID ENVELOPE PROVIDED SO THAT YOU WILL BE REPRESENTED AT THE
 SPECIAL MEETING.
--------------------------------------------------------------------------------

                          PROSPECTUS/PROXY STATEMENT

                                                          November 7, 1997

ACQUISITION OF THE ASSETS OF:          BY AND IN EXCHANGE FOR SHARES OF:
-----------------------------          ---------------------------------
U.S. Government Fund.................. Composite U.S. Government Securities Fund
Corporate Income Fund................. Composite Income Fund
Growth and Income Fund................ Composite Growth & Income Fund
Global Money Fund..................... Composite Money Market Fund
U.S. Government Money Fund............ Composite Money Market Fund
National Municipal Fund............... Composite Tax-Exempt Bond Fund
each a series of                       each a series of
Sierra Trust Funds                     The Composite Funds
P.O. Box 5118                          601 West Main Avenue
Westboro, Massachusetts 01581          Spokane, Washington 99201
1-800-222-5852                         1-800-543-8072

 This Prospectus/Proxy Statement relates to (i) the election of Trustees of the Sierra Trust Funds (the "Sierra Trust") and (ii) the proposed mergers (the "Mergers") of the Sierra Trust U.S. Government Fund (the "Sierra Government Fund"), the Sierra Trust Corporate Income Fund (the "Sierra Income Fund"), the Sierra Trust Growth and Income Fund (the "Sierra Growth & Income Fund"), the Sierra Trust Global Money Fund (the "Sierra Global Money Fund"), the Sierra Trust U.S. Government Money Fund (the "Sierra Government Money Fund") and the Sierra Trust National Municipal Fund (the "Sierra Municipal Fund") (each an "Acquired Fund"), each a series of the Sierra Trust, into, respectively, the Composite U.S. Government Securities Fund, the Composite Income Fund, the Com-posite Growth & Income Fund, the Composite Money Market Fund, the Composite Money Market Fund and the Composite Tax-Exempt Bond Fund (each an "Acquiring Fund"), each a series of The Composite Funds (the "Composite Trust"). The Mergers are to be effected through the transfer of all of the assets of each Acquired Fund to the corresponding Acquiring Fund in exchange for shares of beneficial interest of the Acquiring Fund (the "Merger Shares") and the as-sumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. As a result of each pro-posed transaction, each shareholder of the Acquired Fund will receive in ex-change for his or her Acquired Fund shares a number of Acquiring Fund shares of the same class equal in value at the date of the exchange to the aggregate value of the shareholder's Acquired Fund shares.

 Because shareholders of the Acquired Funds are being asked to approve trans-actions which will result in their receiving shares of the Acquiring Funds, this Proxy Statement also serves as a Prospectus for the Merger Shares of each Acquiring Fund. The investment objective of each Acquiring Fund is as follows:

  (1) COMPOSITE U.S. GOVERNMENT SECURITIES FUND (the "Composite Government Fund"), which has been in existence since 1982, seeks to provide a high level of current income, consistent with safety and liquidity. It invests in obli-gations issued or guaranteed by the U.S. Government, and in repurchase agree-ments and collateralized mortgage obligations that are secured by those types of obligations. In the future, this Fund may, pending shareholder approval, be permitted to invest in all securities issued or guaranteed by agencies or instrumentalities of the U.S. Government.

  (2) COMPOSITE INCOME FUND (the "Composite Income Fund"), which has been in existence since 1975, seeks to provide a high level of current income that is consistent with protection of shareholders' capital. It pursues this objec-tive through careful investment in a diversified pool of debt securities.

  (3) COMPOSITE GROWTH & INCOME FUND (the "Composite Growth & Income Fund"), which has been in existence since 1949, seeks to provide long-term capital growth, with current income as a secondary consideration. It pursues this ob-jective through investment in a diversified pool of common stocks and other securities.

  (4) COMPOSITE MONEY MARKET FUND (the "Composite Money Fund"), which has been in existence since 1979, seeks to provide maximum current income, while preserv-ing capital and maintaining liquidity. It pursues this objective through in-vestment in high-quality money market instruments.

  (5) COMPOSITE TAX-EXEMPT BOND FUND (the "Composite Tax-Exempt Fund"), which has been in existence since 1976, seeks to provide a high level of income that is exempt from federal taxes and to protect investors' capital. It in-vests in bonds issued by states, counties, cities and other governmental bod-ies whose bonds generate income exempt from federal tax.

 THE COMPOSITE INCOME FUND AND THE COMPOSITE TAX-EXEMPT FUND MAY INVEST UP TO 35% OF THEIR ASSETS IN LOWER-RATED FIXED-INCOME SECURITIES COMMONLY KNOWN AS "JUNK BONDS," WHICH ARE SUBJECT TO HIGH RISK AND WHICH ARE SPECULATIVE WITH REGARD TO PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTORS SHOULD CARE-FULLY CONSIDER THESE RISKS BEFORE INVESTING IN THESE FUNDS. SEE "RISK FAC-TORS."

 AN INVESTMENT IN THE COMPOSITE MONEY FUND (OR IN ANY OTHER FUND) IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE COMPOSITE MONEY FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

 The Composite Trust is an open-end series management investment company, or-ganized as a Massachusetts business trust, that has been formed as a successor to the mutual funds managed by Composite Research & Management Co. ("CRM"), which are currently organized as Washington corporations (or series thereof), in order to streamline their operations. Immediately prior to and as a condi-tion to the Merger (or Mergers) with the corresponding Acquired Fund (or Funds), each Acquiring Fund identified in the numbered paragraphs above will succeed to all of the assets and liabilities of, respectively, the following Washington corporations (or series thereof) (the "Reorganizations"): (1) Com-posite U.S. Government Securities, Inc., a Washington corporation; (2) Compos-ite Income Fund, Inc., a Washington corporation; (3) Composite Growth & Income Fund, the sole series of Composite Equity Series, Inc., a Washington corpora-tion; (4) Composite Cash Management Company: Money Market Portfolio, a series of Composite Cash Management Company, a Washington corporation; and (5) Com-posite Tax Exempt Bond Fund, Inc., a Washington corporation.

 The Acquired Funds and the Acquiring Funds are referred to in this Prospectus/Proxy Statement as the "Funds," and the Sierra Trust and the Com-posite Trust are referred to in this Prospectus/Proxy Statement as the "Trusts." The term "Acquiring Funds" refers to such Funds and/or their prede-cessors (i.e., both before and after the Reorganizations as series of the Com-posite Trust), as the context requires.

 This Prospectus/Proxy Statement explains concisely what you should know be-fore investing in each Acquiring Fund. Please read it and keep it for future reference.

 The following documents have been filed with the Securities and Exchange Com-mission (the "SEC") and are incorporated into this Prospectus/Proxy Statement by reference: (i) the current Prospectus, dated April 30, 1997, of the Compos-ite Bond Funds (including the Composite Government Fund, the Composite Income Fund and the Composite Tax-Exempt Fund), the current Prospectus, dated Febru-ary 28, 1997, of the Composite Equity Funds (including the Composite Growth & Income Fund) and the current Prospectus, dated April 30, 1997, of Composite Cash Management Company (including the Composite Money Fund), each as amended or supplemented from time to time (the "Composite Prospectuses"); (ii) the current Prospectuses of the Sierra Trust relating to the Acquired Funds, dated October 31, 1997, as amended or supplemented from time to time, (the "Sierra Prospectuses"); (iii) the current Statement of Additional Information of the Sierra Trust, dated October 31, 1997, as amended or supplemented from time to time (the "Sierra SAI"); (iv) the current Statements of Additional Information of the Composite Bond Funds, dated April 30, 1997, the Composite Equity Funds, dated February 28, 1997, and Composite Cash Management Company, dated April 30, 1997, each as amended or supplemented from time to time (the "Composite SAIs"); (v) the Report of Independent Accountants and financial statements in respect of each Acquired Fund included in the Sierra Trust's Annual Report to Shareholders for the year ended June 30, 1997 (the "Sierra Annual Report");
(vi) the Report of Independent Accountants and financial statements (A) in re-spect of each of the Composite Government Fund, the Composite Income Fund and the Composite Tax-Exempt Fund included in the Composite Bond Funds Annual Re-port to Shareholders for the year ended December 31, 1996, (B) in respect of the Composite Growth & Income Fund contained in Composite Equity Funds Annual

Report to Shareholders for the year ended October 31, 1996 and (C) in respect of the Composite Money Fund contained in the Composite Cash Management Company Annual Report to Shareholders for the year ended December 31, 1996 (all three such Annual Reports collectively, the "Composite Annual Reports"); (vii) the financial statements (A) in respect of each of the Composite Government Fund, the Composite Income Fund and the Composite Tax-Exempt Fund contained in the Composite Bond Funds Semi-Annual Report to Shareholders for the six months ended June 30, 1997, (B) in respect of the Composite Growth & Income Fund con-tained in the Composite Equity Funds Semi-Annual Report to Shareholders for the six months ended April 30, 1997 and (C) in respect of the Composite Money Fund contained in the Composite Cash Management Company Semi-Annual Report to Shareholders for the six months ended June 30, 1997 (all three such Semi-An-nual Reports collectively, the "Composite Semi-Annual Reports"); and (viii) a Statement of Additional Information dated November 7, 1997 relating to the transactions described in this Prospectus/Proxy Statement (the "Merger SAI").

 For a free copy of any or all of the Prospectuses, Statements of Additional Information, Annual Reports or Semi-Annual Reports referred to in the forego-ing paragraph, please call 1-800-543-8072 or write to the Composite Trust at the address appearing above.

 THE SECURITIES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT HAVE NOT BEEN AP-PROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 SHARES OF THE ACQUIRING FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------

OVERVIEW OF MERGERS

PROPOSED TRANSACTIONS

 The transactions described on the first page of this Prospectus/Proxy State-ment are part of an overall restructuring of the registered investment compa-nies (the "Composite/Sierra Mutual Funds") advised by CRM and Sierra Invest-ment Advisors Corporation ("Sierra"). CRM, which has been in the business of investment management since 1944, is a direct subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a financial services company, and Sierra is an in-direct subsidiary of Washington Mutual as a result of the merger, which took place on July 1, 1997, of Sierra's former indirect parent, Great Western Fi-nancial Corporation, with and into a wholly-owned subsidiary of Washington Mu-tual (the "Washington Mutual/Great Western Merger"). The restructuring in-volves, among other components, several "mergers" between Funds in the Composite/Sierra Mutual Funds family with similar investment objectives and policies. The result of the restructuring will be a single, more integrated mutual fund complex.

 As part of the restructuring, the Directors of each Acquiring Fund and the Trustees of each of the Composite Trust and the Sierra Trust, all of which are open-end management investment companies, have approved transactions involv-ing, for each Acquired Fund and the corresponding Acquiring Fund, (i) the Re-organization of the Acquiring Fund from a stand-alone corporation (or series thereof, in the case of the Composite Money Fund) to a series of the Composite Trust, followed immediately by (ii) the Merger of the Acquired Fund into the Acquiring Fund. Each Merger is proposed to be accomplished pursuant to an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for the assump-tion by the Acquiring Fund of all of the liabilities of the Acquired Fund and for shares of the Acquiring Fund, followed by the liquidation of the Acquired Fund.

 Each Merger is conditioned on the Reorganization of the Acquiring Fund having taken place, which is subject to approval of the Acquiring Fund's sharehold-ers. A meeting of each Acquiring Fund's shareholders will be held on or about December 23, 1997 to consider these and other matters. The Reorganizations will not result in any changes in the investment objectives, policies and re-strictions, assets and liabilities or management arrangements for the Acquir-ing Funds. However, certain investment policies and restrictions of the Ac-quiring Funds have been proposed to be changed, certain expense reimbursements by CRM are proposed to be eliminated, and the distribution plan for the Class A shares of the Acquiring Funds is proposed to be amended, in each case at or about the time of the Reorganizations. The Reorganizations and the Mergers would, if approved by shareholders, take place whether or not the proposed changes in investment policies and restrictions, expense reimbursements and distribution plans are approved. See Appendix C, "Proposed Changes to Invest-ment Restrictions" and "Distribution Plans," and the Merger SAI for further information.

 CRM is the investment adviser to each Acquiring Fund, and Sierra is the in-vestment adviser to each Acquired Fund. Sierra has delegated responsibility for managing each Acquired Fund's portfolio to an investment subadviser unaf-filiated with CRM or Sierra. These subadvisers are BlackRock Financial Manage-ment, Inc. ("BlackRock") in the case of the Sierra Government Fund, TCW Funds Management, Inc. ("TCW") in the case of the Sierra Income Fund, J.P. Morgan Investment Management, Inc. ("J.P. Morgan") in the case of the Sierra Growth & Income Fund and the Sierra Global Money Fund, Alliance Capital Management, L.P. ("Alliance") in the case of the Sierra Government Money Fund and Van Kampen American Capital Management Inc. ("Van Kampen") in the case of the Si-erra Municipal Fund. The day-to-day management of each Acquiring Fund is han-dled by portfolio management personnel at CRM and not by the current subadvisers of the Acquired Funds. Consequently, if shareholders of an Ac-quired Fund approve its Merger, that will effectively change the party respon-sible for managing the assets of the Acquired Fund. However, each Acquiring Fund has investment objectives substantially similar to the corresponding Ac-quired Fund, which objectives and certain differences are explained further below under "Comparison of Investment Objectives, Policies and Restrictions."

 As a result of each proposed transaction, each Acquired Fund will receive a number of Class A, Class B, Class I and Class S shares of the relevant Acquir-ing Fund equal in value to the value of the net assets of the Acquired Fund being transferred and attributable to the Class A, Class B, Class I and Class S shares, respectively, of the Acquired Fund. Following the transfer, (i) the Acquiring Fund will distribute to each of its Class A, Class B, Class I and Class S shareholders a number of full and fractional Class A, Class B, Class I and/or Class S Merger Shares of the relevant Acquiring

Fund equal in value to the aggregate value of the shareholder's Class A, Class B, Class I and/or Class S Acquired Fund shares, as the case may be, and (ii) the Acquired Fund will be liquidated.

 The Class A, Class B, Class I and Class S shares of each Acquiring Fund have substantially similar characteristics to the corresponding classes of the re-spective Acquired Fund. Class A shares are generally sold subject to a front-end sales load and are subject to a servicing fee at an annual rate of 0.25% of assets attributable to Class A shares. Class A shares are generally not subject to a contingent deferred sales charge (a "CDSC"), except in the case of certain purchases of Class A shares without a sales load which are redeemed within two years after purchase. Class B and Class S shares are sold at net asset value, without an initial sales charge but subject to a CDSC at declin-ing rates if redeemed within six years of purchase. Class B and Class S shares are subject to servicing and distribution fees at an aggregate annual rate of 1.00% of assets attributable to Class B or Class S shares and convert automat-ically to Class A shares approximately eight years after purchase. Class I shares are sold at net asset value, without an initial sales charge or CDSC, are not subject to servicing or distribution fees and do not have a conversion feature. The Acquiring Funds do not currently offer Class I or Class S shares, but it is expected that they will begin offering such shares, in addition to Class A and Class B shares, at or before the time that the Mergers are consum-mated. No sales charge will be charged to Acquired Fund shareholders on the issuance of the Merger Shares, and no CDSC will be charged to Acquired Fund shareholders on the exchange of their Acquired Fund shares for the Merger Shares. The Merger Shares will be subject to a CDSC on redemption to the same extent that the Acquired Fund shares exchanged were so subject. For the pur-poses of computing the CDSC, if any, payable on redemption of Class A, Class B and Class S Merger Shares, and determining the conversion date of Class B and Class S Merger Shares to Class A shares, the Merger Shares will be treated as having been purchased as of the date that, and for the price (adjusted to re-flect the Merger) at which, the Acquired Fund shares exchanged for such Merger Shares were originally purchased.

 As described more fully below, the Trustees of the Sierra Trust approved the Mergers based on a thorough examination of CRM and among other things, a care-ful review of CRM's investment capabilities, philosophy and performance. The Trustees of the Sierra Trust unanimously recommend that shareholders of each Acquired Fund approve the Merger for such Fund. In reaching that conclusion, the Trustees considered that each Merger offers shareholders the opportunity to pursue a substantially similar investment objective in a larger Fund, which should offer economies of scale and opportunities for greater diversification of risk; that the Mergers and the general restructuring of which they are a part will offer broader exchange privileges as soon as a common servicing agent can be introduced to all the Composite/Sierra Mutual Funds; that CRM has estimated that the Mergers that should result in Fund operating expenses at lower levels than have historically been experienced, except for the Sierra Government Fund and the Sierra Global Money Fund, for which estimated operat-ing expenses will not change significantly; and that CRM will be bearing the expense of the Mergers and has voluntarily undertaken to waive, under certain circumstances, a portion of its management fees for certain of the Acquiring Funds for one year following the Merger. See "Operating Expenses" below and "Background and Reasons for the Proposed Mergers."

OPERATING EXPENSES

 As the following tables suggest, based on expense levels experienced by the Funds in the past, the Mergers should result in shareholders receiving, in some cases, significant reductions in the level of Fund expenses borne by such shareholders compared to historical periods. Of course, there can be no assur-ance that the Mergers will continue to result in expense savings for share-holders. These tables summarize, for Class A, Class B, Class I and Class S shares, expenses (i) that each Acquired Fund incurred in its fiscal year ended June 30, 1997, (ii) that each Acquiring Fund incurred in its fiscal year ended December 31 or October 31, 1996, as the case may be, restated to reflect fees and expenses currently in effect (or to be put into effect, if approved by shareholders, prior to the Mergers) for the Acquiring Funds, and (iii) that each Acquiring Fund would have incurred in its most recent fiscal year after giving effect on a pro forma combined basis to the proposed Merger, as if the Merger had occurred as of the beginning of such fiscal year. Note that CRM has voluntarily undertaken, following the Mergers, at least through December 31, 1998, to waive its management fee payable by each Acquiring Fund except the Composite Money Fund to the extent necessary to prevent the overall expense ratio of the Acquiring Fund from exceeding the corresponding Acquired Fund's expense ratio for the year ended June 30, 1997 (after any voluntary waivers or reim-bursements), and to waive its management fee payable by the Composite Money Fund to the extent necessary to prevent the Class A expense ratio of such Fund from exceeding 0.78% annually. The tables are provided to help you understand an investor's share of the operating expenses which each fund incurs. The exam-ples show the estimated cumulative expenses attributable to a hypothetical $1,000 investment in each Acquired Fund, each Acquiring Fund on a pro forma ba-sis, over specified periods.

                                                                            PRO FORMA EXPENSES
                             CURRENT EXPENSES        CURRENT EXPENSES      COMPOSITE GOVERNMENT
                          SIERRA GOVERNMENT FUND COMPOSITE GOVERNMENT FUND         FUND
                          ---------------------- ------------------------- --------------------
SHAREHOLDER EXPENSES
-----------------------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................          4.50%                    4.50%                  4.50%
 Class B................           None                     None                   None
 Class S................           None                       --                   None
 Class I................           None                       --                   None
-----------------------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................           None(1)                  None(1)                None(1)
 Class B................          5.00%                    5.00%                  5.00%
 Class S................          5.00%                       --                  5.00%
 Class I................           None                       --                   None
-----------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of av-
 erage net assets)
-----------------------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers or
 reimbursement)
 Class A................          0.22%                    0.63%                  0.50%
 Class B................          0.22%                    0.63%                  0.50%
 Class S................          0.22%                       --                  0.50%
 Class I................          0.22%                       --                  0.50%
-----------------------------------------------------------------------------------------------
12b-1 Fees
 Class A................          0.25%                    0.25%(4)               0.25%(4)
 Class B(2).............          1.00%                    1.00%                  1.00%
 Class S(2).............          1.00%                       --                  1.00%
 Class I................           None                       --                   None
-----------------------------------------------------------------------------------------------
Other Expenses
 Class A................          0.53%                    0.20%                  0.22%
 Class B................          0.53%                    0.22%                  0.24%
 Class S................          0.53%                       --                  0.24%
 Class I................          0.53%                       --                  0.22%
-----------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EX-
 PENSES
 (after voluntary waiv-
 ers or reimbursement)
 Class A................          1.00%                    1.08%                  0.97%
 Class B................          1.75%                    1.85%                  1.74%
 Class S................          1.75%                       --                  1.74%
 Class I................          0.75%                       --                  0.72%
-----------------------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................          0.55%(3)                 0.63%                  0.50%
 Class B................          0.55%(3)                 0.63%                  0.50%
 Class S................          0.55%(3)                    --                  0.50%
 Class I................          0.55%(3)                    --                  0.50%
-----------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EX-
 PENSES WITHOUT EXPENSE
 WAIVERS AND REIMBURSE-
 MENTS:
 Class A................          1.33%                    1.08%                  0.97%
 Class B................          2.08%                    1.85%                  1.74%
 Class S................          2.08%                       --                  1.74%
 Class I................          1.08%                       --                  0.72%
-----------------------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a contingent deferred sales charge of 1.00% or .50% on redemp-tions of these shares during the first or second year after purchase, re-spectively.

(2) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

(3) Sierra has contractually agreed to limit its management fee to .55%.

(4) Restated to reflect the implementation of the proposed change of the Com-posite Government Fund's Class A Rule 12b-1 plan from a "reimbursement type" plan to a "compensation type" plan, which is proposed to take place, assuming shareholder approval, at or about the time that the Merger is consummated. If such change is not approved by the Composite Government Fund's shareholders, 12b-1 fees for Class A shares may be lower.

                                                                   PRO FORMA EXPENSES
                           CURRENT EXPENSES    CURRENT EXPENSES     COMPOSITE INCOME
                          SIERRA INCOME FUND COMPOSITE INCOME FUND        FUND
                          ------------------ --------------------- ------------------
SHAREHOLDER EXPENSES
-------------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase (as
 a percentage of
 offering price at the
 time of purchase)
 Class A................        4.50%                4.50%               4.50%
 Class B................         None                 None                None
 Class S................         None                   --                None
 Class I................         None                   --                None
-------------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................         None(1)              None(1)             None(1)
 Class B................        5.00%                5.00%               5.00%
 Class S................        5.00%                   --               5.00%
 Class I................         None                   --                None
-------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
-------------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers or
 reimbursement)
 Class A................        0.45%                0.63%               0.60%
 Class B................        0.45%                0.63%               0.60%
 Class S................        0.45%                  --                0.60%
 Class I................        0.45%                  --                0.60%
-------------------------------------------------------------------------------------
12b-1 Fees
 Class A................        0.25%                0.25%(3)            0.25%(3)
 Class B(2).............        1.00%                1.00%               1.00%
 Class S(2).............        1.00%                   --               1.00%
 Class I................         None                   --                None
-------------------------------------------------------------------------------------
Other Expenses
 Class A................        0.50%                0.25%               0.25%
 Class B................        0.50%                0.26%               0.26%
 Class S................        0.50%                  --                0.26%
 Class I................        0.50%                  --                0.25%
-------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES
 (after voluntary
 waivers or
 reimbursement)
 Class A................        1.20%                1.13%               1.10%
 Class B................        1.95%                1.89%               1.86%
 Class S................        1.95%                  --                1.86%
 Class I................        0.95%                  --                0.85%
-------------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A................        0.65%                0.63%               0.60%
 Class B................        0.65%                0.63%               0.60%
 Class S................        0.65%                  --                0.60%
 Class I................        0.65%                  --                0.60%
-------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 EXPENSE WAIVERS AND
 REIMBURSEMENTS:
 Class A................        1.40%                1.13%               1.10%
 Class B................        2.15%                1.89%               1.86%
 Class S................        2.15%                  --                1.86%
 Class I................        1.15%                  --                0.85%
-------------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a contingent deferred sales charge of 1.00% or .50% on redemp-tions of these shares during the first or second year after purchase, re-spectively.

(2) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

(3) Restated to reflect the implementation of the proposed change of the Com-posite Income Fund's Class A Rule 12b-1 plan from a "reimbursement type" plan to a "compensation type" plan, which is proposed to take place, as-suming shareholder approval, at or about the time that the Merger is con-summated. If such change is not approved by the Composite Income Fund's shareholders, 12b-1 fees for Class A shares may be lower.

                          CURRENT EXPENSES  CURRENT EXPENSES  PRO FORMA EXPENSES
                          SIERRA GROWTH &  COMPOSITE GROWTH & COMPOSITE GROWTH &
                            INCOME FUND       INCOME FUND        INCOME FUND
                          ---------------- ------------------ ------------------
SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase
 (as a percentage of
 offering price at the
 time of purchase)
 Class A................       5.75%             5.75%              5.75%
 Class B................        None              None               None
 Class S................        None                --               None
 Class I................        None                --               None
--------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................        None(1)           None(1)            None(1)
 Class B................       5.00%             5.00%              5.00%
 Class S................       5.00%                --              5.00%
 Class I................        None                --               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
--------------------------------------------------------------------------------
Management Fees
 Class A................       0.74%             0.63%              0.60%
 Class B................       0.74%             0.63%              0.60%
 Class S................       0.74%                --              0.60%
 Class I................       0.74%                --              0.60%
--------------------------------------------------------------------------------
12b-1 Fees
 Class A................       0.25%             0.25%(3)           0.25%(3)
 Class B(2).............       1.00%             1.00%              1.00%
 Class S(2).............       1.00%                --              1.00%
 Class I................        None                --               None
--------------------------------------------------------------------------------
Other Expenses
 Class A................       0.51%             0.23%              0.23%
 Class B................       0.51%             0.31%              0.31%
 Class S................       0.51%                --              0.31%
 Class I................       0.51%                --              0.23%
--------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES
 Class A................       1.50%             1.11%              1.08%
 Class B................       2.25%             1.94%              1.91%
 Class S................       2.25%                --              1.91%
 Class I................       1.25%                --              0.83%
--------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a contingent deferred sales charge of 1.00% or .50% on redemp-tions of these shares during the first or second year after purchase, re-spectively.

(2) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

(3) Restated to reflect the implementation of the proposed change of the Com-posite Growth & Income Fund's Class A Rule 12b-1 plan from a "reimburse-ment type" plan to a "compensation type" plan, which is proposed to take place, assuming shareholder approval, at or about the time that the Merger is consummated. If such change is not approved by the Composite Growth & Income Fund's shareholders, 12b-1 fees for Class A shares may be lower.

                                                   CURRENT EXPENSES PRO FORMA EXPENSES
                              CURRENT EXPENSES     COMPOSITE MONEY   COMPOSITE MONEY
                          SIERRA GLOBAL MONEY FUND       FUND            FUND(1)
                          ------------------------ ---------------- ------------------
SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase
 (as a percentage of
 offering price at the
 time of purchase)
 Class A................            None                 None              None
 Class B................            None                 None              None
 Class S................            None                   --              None
 Class I................            None                   --              None
--------------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................            None(2)              None              None
 Class B................           5.00%                5.00%             5.00%
 Class S................           5.00%                   --             5.00%
 Class I................            None                   --              None
--------------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
--------------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers or
 reimbursement)
 Class A................           0.08%                0.35%             0.35%(4)
 Class B................           0.08%                0.35%             0.35%(4)
 Class S................           0.08%                   --             0.35%(4)
 Class I................           0.08%                   --             0.35%(4)
--------------------------------------------------------------------------------------
12b-1 Fees
 Class A................           0.25%                 None(5)           None(5)
 Class B(3).............           1.00%                1.00%             1.00%
 Class S(3).............           1.00%                   --             1.00%
 Class I................            None                   --              None
--------------------------------------------------------------------------------------
Other Expenses
 Class A................           0.52%                0.43%             0.43%
 Class B................           0.52%                0.43%             0.43%
 Class S................           0.52%                   --             0.43%
 Class I................           0.52%                   --             0.43%
--------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES
 (after voluntary
 waivers or
 reimbursement)
 Class A................           0.85%                0.78%             0.78%(4)
 Class B................           1.60%                1.78%             1.78%(4)
 Class S................           1.60%                   --             1.78%(4)
 Class I................           0.60%                   --             0.78%(4)
--------------------------------------------------------------------------------------
Management fees without
 voluntary waivers:
 Class A................           0.40%(6)             0.45%             0.45%
 Class B................           0.40%(6)             0.45%             0.45%
 Class S................           0.40%(6)                --             0.45%
 Class I................           0.40%(6)                --             0.45%
--------------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 EXPENSE WAIVERS AND
 REIMBURSEMENTS:
 Class A................           1.17%                0.88%             0.88%
 Class B................           1.92%                1.88%             1.88%
 Class S................           1.92%                   --             1.88%
 Class I................           0.92%                   --             0.88%
--------------------------------------------------------------------------------------

(1) For Merger with Sierra Global Money Fund only. Does not take into account the possible Merger with the Sierra Government Money Fund, which would tend to reduce fund operating expenses.

(2) Certain investors who purchase Class A shares at net asset value may be subject to a contingent deferred sales charge of 1.00% or .50% on redemptions of these shares during the first or second year after purchase, respectively.

(3) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.


(4) CRM has voluntarily undertaken to waive its management fee to the extent necessary to limit Class A total expenses of the merged Composite Money Fund to .78% until December 31, 1998.

(5) The Fund currently pays no 12b-1 fees, but the Composite Trust's Trustees have the authority, without shareholder approval, to authorize the payment of up to 0.15% annually of average daily net assets.

(6) Sierra has contractually agreed to limit its management fee to .40%.

                           CURRENT EXPENSES  CURRENT EXPENSES PRO FORMA EXPENSES
                          SIERRA GOVERNMENT  COMPOSITE MONEY   COMPOSITE MONEY
                              MONEY FUND           FUND            FUND (1)
                          ------------------ ---------------- ------------------
SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase
 (as a percentage of
 offering price at the
 time of purchase)
 Class A................         None              None              None
 Class B................         None              None              None
 Class S................         None                --              None
 Class I................         None                --              None
--------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A................         None(2)           None              None
 Class B................        5.00%             5.00%             5.00%
 Class S................        5.00%                --             5.00%
 Class I................         None                --              None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
--------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers or
 reimbursement)
 Class A................        0.00%             0.35%             0.34%(4)
 Class B................        0.00%             0.35%             0.34%(4)
 Class S................        0.00%                --             0.34%(4)
 Class I................        0.00%                --             0.34%(4)
--------------------------------------------------------------------------------
12b-1 Fees
 Class A................        0.25%              None(5)           None(5)
 Class B(3).............        1.00%             1.00%             1.00%
 Class S(3).............        1.00%                --             1.00%
 Class I................         None                --              None
--------------------------------------------------------------------------------
Other Expenses
 Class A................        0.60%             0.43%             0.44%
 Class B................        0.60%             0.43%             0.44%
 Class S................        0.60%                --             0.44%
 Class I................        0.60%                --             0.44%
--------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES
 (after voluntary
 waivers or
 reimbursement)
 Class A................        0.85%             0.78%             0.78%(4)
 Class B................        1.60%             1.78%             1.78%(4)
 Class S................        1.60%                --             1.78%(4)
 Class I................        0.60%                --             0.78%(4)
--------------------------------------------------------------------------------
Management fees without
 voluntary waivers:
 Class A................        0.40%(6)          0.45%             0.45%
 Class B................        0.40%(6)          0.45%             0.45%
 Class S................        0.40%(6)             --             0.45%
 Class I................        0.40%(6)             --             0.45%
--------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT
 EXPENSE WAIVERS AND
 REIMBURSEMENTS:
 Class A................        1.25%             0.88%             0.89%
 Class B................        2.00%             1.88%             1.89%
 Class S................        2.00%                --             1.89%
 Class I................        1.00%                --             0.89%
--------------------------------------------------------------------------------

(1) For Merger with Sierra Government Money Fund only. Does not take into ac-count the possible Merger with the Sierra Global Money Fund, which would tend to reduce Fund operating expenses.

(2) Certain investors who purchase Class A shares at net asset value may be subject to a contingent deferred sales charge of 1.00% or .50% on redemp-tions of these shares during the first or second year after purchase, re-spectively.

(3) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers, Inc.

(4) CRM has voluntarily undertaken to waive its management fee to the extent necessary to limit Class A total expenses of the merged Composite Money Fund to .78% until December 31, 1998.

(5) The Fund currently pays no 12b-1 fees, but the Composite Trust's Trustees have the authority, without shareholder approval, to authorize the payment of up to 0.15% annually of average daily net assets.

(6) Sierra has contractually agreed to limit its management fee to .40%.

                            CURRENT EXPENSES CURRENT EXPENSES PRO FORMA EXPENSES
                                 SIERRA         COMPOSITE         COMPOSITE
                             MUNICIPAL FUND  TAX-EXEMPT FUND   TAX-EXEMPT FUND
                            ---------------- ---------------- ------------------
SHAREHOLDER EXPENSES
--------------------------------------------------------------------------------
Maximum Sales Charge
 Imposed on Purchase
 (as a percentage of
 offering price at the
 time of purchase)
 Class A..................       4.50%            4.50%             4.50%
 Class B..................        None             None              None
 Class S..................        None               --              None
 Class I..................        None               --              None
--------------------------------------------------------------------------------
Maximum Contingent
 Deferred Sales Charge
 Class A..................        None(1)          None(1)           None(1)
 Class B..................       5.00%            5.00%             5.00%
 Class S..................       5.00%               --             5.00%
 Class I..................        None               --              None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING
 EXPENSES
 (as a percentage of
 average net assets)
--------------------------------------------------------------------------------
Management Fees (after
 voluntary waivers or
 reimbursement)
 Class A..................       0.41%            0.50%             0.50%
 Class B..................       0.41%            0.50%             0.50%
 Class S..................       0.41%               --             0.50%
 Class I..................       0.41%               --             0.50%
--------------------------------------------------------------------------------
12b-1 Fees
 Class A..................       0.25%            0.25%(3)          0.25%(3)
 Class B(2)...............       1.00%            1.00%             1.00%
 Class S(2)...............       1.00%               --             1.00%
 Class I..................        None               --              None
--------------------------------------------------------------------------------
Other Expenses
 Class A..................       0.44%            0.10%             0.10%
 Class B..................       0.44%            0.15%             0.15%
 Class S..................       0.44%               --             0.15%
 Class I..................       0.44%               --             0.10%
--------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES
 (after voluntary waivers
 or reimbursement)
 Class A..................       1.10%            0.85%             0.85%
 Class B..................       1.85%            1.65%             1.65%
 Class S..................       1.85%               --             1.65%
 Class I..................       0.85%               --             0.60%
--------------------------------------------------------------------------------
Management Fees without
 voluntary waivers:
 Class A..................       0.55%(4)         0.50%             0.50%
 Class B..................       0.55%(4)         0.50%             0.50%
 Class S..................       0.55%(4)            --             0.50%
 Class I..................       0.55%(4)            --             0.50%
--------------------------------------------------------------------------------
TOTAL FUND OPERATING
 EXPENSES WITHOUT EXPENSE
 WAIVERS AND
 REIMBURSEMENTS:
 Class A..................       1.24%            0.85%             0.85%
 Class B..................       1.99%            1.65%             1.65%
 Class S..................       1.99%               --             1.65%
 Class I..................       0.99%               --             0.60%
--------------------------------------------------------------------------------

(1) Certain investors who purchase Class A shares at net asset value may be subject to a contingent deferred sales charge of 1.00% or .50% on redemp-tions of these shares during the first or second year after purchase, re-spectively.

(2) Because of the ongoing nature of 12b-1 fees, long-term shareholders could pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers Inc.

(3) Restated to reflect the implementation of the proposed change of the Com-posite Tax-Exempt Fund's Class A Rule 12b-1 plan from a "reimbursement type" plan to a "compensation type" plan, which is proposed to take place, assuming shareholder approval, at or about the time that the Merger is consummated. If such change is not approved by the Composite Tax-Exempt Fund's shareholders, 12b-1 fees for Class A shares may be lower.

(4) Sierra has contractually agreed to limit its management fee to .55%.

EXAMPLES OF FUND EXPENSES:

  An investment of $1,000 would incur the following expenses, assuming (1) 5% annual return and (2) unless otherwise indicated, redemption at the end of each time period:

                                                 CURRENT EXPENSES PRO FORMA EXPENSES
                             CURRENT EXPENSES       COMPOSITE         COMPOSITE
                          SIERRA GOVERNMENT FUND GOVERNMENT FUND   GOVERNMENT FUND
                          ---------------------- ---------------- ------------------
Class A(1)
 1 year.................           $ 55                $ 56              $ 54
 3 years................           $ 75                $ 78              $ 75
 5 years................           $ 98                $102              $ 96
 10 years...............           $162                $171              $159
------------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................           $ 68                $ 60              $ 68
 3 years................           $ 85                $ 91              $ 85
 5 years................           $115                $112              $114
 10 years...............           $206(3)             $197(4)           $185(4)
------------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................           $ 18                $ 19              $ 18
 3 years................           $ 55                $ 58              $ 55
 5 years................           $ 95                $100              $ 94
 10 years...............           $206(3)             $197(4)           $185(4)
------------------------------------------------------------------------------------
Class S (assuming
 redemption at end of
 period)(2)
 1 year.................           $ 68                  --              $ 68
 3 years................           $ 85                  --              $ 85
 5 years................           $115                  --              $114
 10 years...............           $206(3)               --              $185(4)
------------------------------------------------------------------------------------
Class S (assuming no
 redemption)(5)
 1 year.................           $ 18                  --              $ 18
 3 years................           $ 55                  --              $ 55
 5 years................           $ 95                  --              $ 94
 10 years...............           $206(3)               --              $185(4)
------------------------------------------------------------------------------------
Class I
 1 year.................           $  8                  --              $  7
 3 years................           $ 24                  --              $ 23
 5 years................           $ 42                  --              $ 40
 10 years...............           $ 93                  --              $ 89
------------------------------------------------------------------------------------

See footnotes on page 20.

                                             CURRENT EXPENSES PRO FORMA EXPENSES
                           CURRENT EXPENSES     COMPOSITE         COMPOSITE
                          SIERRA INCOME FUND   INCOME FUND       INCOME FUND
                          ------------------ ---------------- ------------------
Class A(1)
 1 year.................         $ 57              $ 56              $ 56
 3 years................         $ 81              $ 79              $ 78
 5 years................         $108              $104              $103
 10 years...............         $184              $176              $173
--------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................         $ 70              $ 60              $ 69
 3 years................         $ 91              $ 92              $ 88
 5 years................         $125              $114              $121
 10 years...............         $227(3)           $201(4)           $198(4)
--------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................         $ 20              $ 19              $ 19
 3 years................         $ 61              $ 59              $ 58
 5 years................         $105              $102              $101
 10 years...............         $227(3)           $201(4)           $198(4)
--------------------------------------------------------------------------------
Class S (assuming
 redemption at end of
 period)(2)
 1 year.................         $ 70                --              $ 69
 3 years................         $ 91                --              $ 88
 5 years................         $125                --              $121
 10 years...............         $227(3)             --              $198(4)
--------------------------------------------------------------------------------
Class S (assuming no
 redemption)(5)
 1 year.................         $ 20                --              $ 19
 3 years................         $ 61                --              $ 58
 5 years................         $105                --              $101
 10 years...............         $227(3)             --              $198(4)
--------------------------------------------------------------------------------
Class I
 1 year.................         $ 10                --              $  9
 3 years................         $ 30                --              $ 27
 5 years................         $ 53                --              $ 47
 10 years...............         $117                --              $105
--------------------------------------------------------------------------------

See footnotes on page 20.

                            CURRENT EXPENSES     CURRENT EXPENSES    PRO FORMA EXPENSES
                                 SIERRA             COMPOSITE            COMPOSITE
                          GROWTH & INCOME FUND GROWTH & INCOME FUND GROWTH & INCOME FUND
                          -------------------- -------------------- --------------------
Class A(1)
 1 year.................          $ 72                 $ 68                 $ 68
 3 years................          $102                 $ 91                 $ 90
 5 years................          $135                 $115                 $114
 10 years...............          $226                 $185                 $182
----------------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................          $ 73                 $ 61                 $ 69
 3 years................          $100                 $ 94                 $ 90
 5 years................          $140                 $116                 $123
 10 years...............          $258(3)              $205(4)              $202(4)
----------------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................          $ 23                 $ 20                 $ 19
 3 years................          $ 70                 $ 61                 $ 60
 5 years................          $120                 $105                 $103
 10 years...............          $258(3)              $205(4)              $202(4)
----------------------------------------------------------------------------------------
Class S (assuming
 redemption at end of
 period)(2)
 1 year.................          $ 73                   --                 $ 69
 3 years................          $100                   --                 $ 90
 5 years................          $140                   --                 $123
 10 years...............          $258(3)                --                 $202(4)
----------------------------------------------------------------------------------------
Class S (assuming no
 redemption)(5)
 1 year.................          $ 23                   --                 $ 19
 3 years................          $ 70                   --                 $ 60
 5 years................          $120                   --                 $103
 10 years...............          $258(3)                --                 $202(4)
----------------------------------------------------------------------------------------
Class I
 1 year.................          $ 13                   --                 $  8
 3 years................          $ 40                   --                 $ 26
 5 years................          $ 69                   --                 $ 46
 10 years...............          $151                   --                 $103
----------------------------------------------------------------------------------------

See footnotes on page 20.

                            CURRENT EXPENSES CURRENT EXPENSES PRO FORMA EXPENSES
                             SIERRA GLOBAL      COMPOSITE         COMPOSITE
                               MONEY FUND       MONEY FUND        MONEY FUND
                            ---------------- ---------------- ------------------
Class A
 1 year...................        $  9             $  8              $  8
 3 years..................        $ 27             $ 25              $ 25
 5 years..................        $ 47             $ 43              $ 43
 10 years.................        $105             $ 97              $ 97
--------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year...................        $ 66             $ 59              $ 68
 3 years..................        $ 81             $ 89              $ 86
 5 years..................        $107             $108              $116
 10 years.................        $190(3)          $183(4)           $183(4)
--------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year...................        $ 16             $ 18              $ 18
 3 years..................        $ 51             $ 56              $ 56
 5 years..................        $ 87             $ 96              $ 96
 10 years.................        $190(3)          $183(4)           $183(4)
--------------------------------------------------------------------------------
Class S (assuming
 redemption at end of
 period)(2)
 1 year...................        $ 66               --              $ 68
 3 years..................        $ 81               --              $ 86
 5 years..................        $107               --              $116
 10 years.................        $190(3)            --              $183(4)
--------------------------------------------------------------------------------
Class S (assuming no
 redemption)(5)
 1 year...................        $ 16               --              $ 18
 3 years..................        $ 51               --              $ 56
 5 years..................        $ 87               --              $ 96
 10 years.................        $190(3)            --              $183(4)
--------------------------------------------------------------------------------
Class I
 1 year...................        $  6               --              $  8
 3 years..................        $ 19               --              $ 25
 5 years..................        $ 33               --              $ 43
 10 years.................        $ 75               --              $ 97
--------------------------------------------------------------------------------

See footnotes on page 20.

                           CURRENT EXPENSES  CURRENT EXPENSES PRO FORMA EXPENSES
                           SIERRA GOVERNMENT    COMPOSITE         COMPOSITE
                              MONEY FUND        MONEY FUND        MONEY FUND
                           ----------------- ---------------- ------------------
Class A
 1 year..................        $  9              $  8              $  8
 3 years.................        $ 27              $ 25              $ 25
 5 years.................        $ 47              $ 43              $ 43
 10 years................        $105              $ 97              $ 97
--------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year..................        $ 66              $ 59              $ 68
 3 years.................        $ 81              $ 89              $ 86
 5 years.................        $107              $108              $116
 10 years................        $190(3)           $183(4)           $183(4)
--------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year..................        $ 16              $ 18              $ 18
 3 years.................        $ 51              $ 56              $ 56
 5 years.................        $ 87              $ 96              $ 96
 10 years................        $190(3)           $183(4)           $183(4)
--------------------------------------------------------------------------------
Class S (assuming
 redemption at end of
 period)(2)
 1 year..................        $ 66                --              $ 68
 3 years.................        $ 81                --              $ 86
 5 years.................        $107                --              $116
 10 years................        $190(3)             --              $183(4)
--------------------------------------------------------------------------------
Class S (assuming no
 redemption)(5)
 1 year..................        $ 16                --              $ 18
 3 years.................        $ 51                --              $ 56
 5 years.................        $ 87                --              $ 96
 10 years................        $190(3)             --              $183(4)
--------------------------------------------------------------------------------
Class I
 1 year..................        $  6                --              $  8
 3 years.................        $ 19                --              $ 25
 5 years.................        $ 33                --              $ 43
 10 years................        $ 75                --              $ 97
--------------------------------------------------------------------------------

See footnotes on following page.

                                                CURRENT EXPENSES PRO FORMA EXPENSES
                            CURRENT EXPENSES       COMPOSITE         COMPOSITE
                          SIERRA MUNICIPAL FUND TAX-EXEMPT FUND   TAX-EXEMPT FUND
                          --------------------- ---------------- ------------------
Class A(1)
 1 year.................          $ 56                $ 53              $ 53
 3 years................          $ 78                $ 71              $ 71
 5 years................          $103                $ 90              $ 90
 10 years...............          $173                $145              $145
-----------------------------------------------------------------------------------
Class B (assuming
 redemption at end of
 period)(2)
 1 year.................          $ 69                $ 58              $ 67
 3 years................          $ 88                $ 85              $ 82
 5 years................          $120                $101              $110
 10 years...............          $217(3)             $174(4)           $174(4)
-----------------------------------------------------------------------------------
Class B (assuming no
 redemption)(5)
 1 year.................          $ 19                $ 17              $ 17
 3 years................          $ 58                $ 52              $ 52
 5 years................          $100                $ 90              $ 90
 10 years...............          $217(3)             $174(4)           $174(4)
-----------------------------------------------------------------------------------
Class S (assuming
 redemption at end of
 period)(2)
 1 year.................          $ 69                  --              $ 67
 3 years................          $ 88                  --              $ 82
 5 years................          $120                  --              $110
 10 years...............          $217(3)               --              $174(4)
-----------------------------------------------------------------------------------
Class S (assuming no
 redemption)(5)
 1 year.................          $ 19                  --              $ 17
 3 years................          $ 58                  --              $ 52
 5 years................          $100                  --              $ 90
 10 years...............          $217(3)               --              $174(4)
-----------------------------------------------------------------------------------
Class I
 1 year.................          $  9                  --              $  6
 3 years................          $ 27                  --              $ 19
 5 years................          $ 47                  --              $ 33
 10 years...............          $105                  --              $ 75
-----------------------------------------------------------------------------------

(1) Assumes deduction at time of purchase of the maximum initial sales charge.

(2) Assumes deduction of the maximum CDSC.

(3) Assumes that conversion to Class A shares does not occur.

(4) Assumes conversion to Class A shares after eight years; therefore, re-flects Class A expenses in years nine and ten.

(5) Assumes no deduction of CDSC.

 THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FU-TURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. FEDERAL REGULATIONS REQUIRE THE EXAMPLES TO ASSUME A 5% ANNUAL RETURN, BUT ACTUAL ANNUAL RETURN WILL VARY.

FEDERAL INCOME TAX CONSEQUENCES

 Except in the case of the Mergers of the Sierra Global Money Fund and the Si-erra Government Money Fund, for federal income tax purposes no gain or loss will be recognized by an Acquired Fund or its shareholders as a result of the Merger, and the tax basis of the Merger Shares received by each Acquired Fund shareholder will be the same as the tax basis of the shareholder's Acquired Fund shares. In the case of the Mergers of the Sierra Global Money Fund and the Sierra Government Money Fund, shareholders may recognize gain or loss as a result of the Merger; however, because these Funds attempt to maintain a sta-ble net asset value of $1.00 per share, the amount of any such gain or loss is expected to be negligible. See "Information about the Mergers--Federal Income Tax Consequences."
-------------------------------------------------------------------------------

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

 Each Acquiring Fund has investment objectives that are substantially similar to those of the corresponding Acquired Fund. The investment objectives, poli-cies and restrictions of the Acquired Funds and the Acquiring Funds, and cer-tain differences between them, are summarized below. For a more detailed de-scription of the investment techniques used by the Acquired Funds and the Ac-quiring Funds, please see Appendix C to this Prospectus/Proxy Statement, the Merger SAI, the Composite Prospectuses and the Composite SAIs (regarding the Acquiring Funds) and the Sierra Prospectuses and the Sierra SAI (regarding the Acquired Funds). Please refer to Appendix C for a detailed description of the pending changes to the fundamental investment restrictions of the Acquiring Funds and the risks involved in the investments contemplated thereby.

Sierra Government Fund vs. Composite Government Fund

 The Composite Government Fund and the Sierra Government Fund have substan-tially similar investment objectives. The Sierra Government Fund attempts to maximize total rate of return while providing a high level of current income, consistent with reasonable safety of principal. The Composite Government Fund seeks to maintain a high level of current income, consistent with safety and liquidity. However, unlike the Sierra Government Fund, the Composite Govern-ment Fund does not attempt to provide a constant dividend level and, there-fore, dividends may vary from month to month. The total return for the Compos-ite Government Fund and the Sierra Government Fund is set forth in the chart below. Because of the different management styles, however, the relative con-tributions of the two components of total return (i.e., current income and capital appreciation) varied between the Composite Government Fund and the Si-erra Government Fund. The yield (calculated in accordance with SEC regula-tions) of the Composite Government Fund was 5.61% versus 6.50% for the Sierra Government Fund during the 30-day period ended September 30, 1997, and aver-aged 5.77% and 6.35%, respectively, over the 12-month period ended September 30, 1997.

                            TOTAL RETURN COMPARISON

                              AS OF 9/30/97*

                                                                        SINCE
                                                            5 YEARS    7/25/89
                                                    1 YEAR ANNUALIZED ANNUALIZED
                                                    ------ ---------- ----------
Composite Government Fund..........................  5.57%    5.23%      7.21%
Sierra Government Fund.............................  5.20%    4.39%      6.81%

* Performance is for Class A Shares of both Funds. Fund performance data is after all expenses and sales charges. During the periods noted, the advisor, administrator and distributor of the Sierra Government Fund waived a portion of their fees and the advisor and administrator absorbed certain other ex-penses. In the absence of the waivers and expense absorption, yields and total returns would have been lower. No such waivers or absorption of expenses ap-plied to the Composite Government Fund. Performance information is shown since July 25, 1989, when the Sierra Government Fund commenced operations. For fur-ther information about the Composite Government Fund's performance, see Appen-dix C.

 The Composite Government Fund is required to invest at least 80% of its as-sets in obligations issued or guaranteed by the U.S. Government, or in repur-chase agreements or collateralized mortgage obligations ("CMOs") secured by these obligations. It is a fundamental investment policy of the Composite Gov-ernment Fund to invest, under normal market conditions, only in obligations issued by, or guaranteed by the full faith and credit of, the U.S. Government, including certificates of the Government National Mortgage Association ("GNMA") of the modified pass-through type, CMOs and real estate mortgage in-vestment conduits which represent ownership in underlying GNMA certificates or mortgages insured by GNMA, and repurchase agreements which are secured by the obliga-tions identified above. See "Risk Factors--Interest Rate Risk."

 The Sierra Government Fund must invest at least 65% of its assets in interme-diate- and long-term securities of the U.S. Government, including its agen-cies, instrumentalities and political subdivisions. In addition to obligations issued or guaranteed by the U.S. Government, the Sierra Government Fund may invest in securities issued or guaranteed by the Federal National Mortgage As-sociation and the Federal Home Loan Mortgage Corporation, as well as other U.S. Government agencies and instrumentalities. These obligations are not backed by the full faith and credit of the United States, and are therefore considered to be subject to some risk of default. See also "Risk Factors--In-terest Rate Risk."

 It is expected that, subject to the approval of shareholders of the Composite Government Fund, certain of the fundamental investment restrictions currently in effect for the Composite Government Fund will be modified or eliminated prior to the Merger. See Appendix C, "Proposed Changes to Investment Restric-tions." If these changes are approved, the Composite Government Fund will, among other things, be permitted, like the Sierra Government Fund, to invest in securities issued by agencies or instrumentalities of the U.S. Government, whereas the Composite Government Fund is currently prohibited from doing so. Such securities may not be supported by the full faith and credit of the U.S. Government.

 The Sierra Government Fund may also invest up to 35% of its total assets in corporate bonds, preferred stock, convertible corporate bonds, convertible preferred stock, government stripped mortgage-backed securities, asset-backed securities, interests in lease obligations, floating rate, inverse floating rate and variable rate obligations, and commercial mortgage-backed securities. A substantial portion of the Sierra Government Fund's assets at any time may consist of mortgage-backed securities. Under normal market conditions, the Si-erra Government Fund will limit its investment in money market instruments consisting of short-term U.S. Government securities and repurchase agreements with respect to such U.S. Government securities to 20% of its net assets, al-though for temporary defensive purposes, either Fund may invest in these in-struments without limitation. The Sierra Government Fund may also pledge, hy-pothecate or otherwise encumber up to 30% of its total assets. The Sierra Gov-ernment Fund may invest up to 33 1/3% of its total assets in dollar rolls or "covered rolls" but may not borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate in excess of 33 1/3% of the Fund's total assets (after giving effect to such borrowing). The Com-posite Government Fund, if the changes to certain fundamental investment re-strictions are approved, may, like the Sierra Government Fund, invest in dol-lar rolls, and in securities that are eligible for resale only to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act"). See "Risk Factors--Illiquid Securities" and "--Dollar Rolls."

  The Sierra Government Fund may utilize various other investment strategies involving derivatives, including exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other finan-cial instruments, financial futures contracts and options thereon, and inter-est rate transactions such as swaps, caps, floors and collars to hedge various market risks, to manage the effective maturity or duration of fixed-income se-curities, or to seek potentially higher returns. The Composite Government Fund's policies do not permit these uses of derivatives. The Sierra Government Fund does not currently contemplate entering into such transactions that are in aggregate principal amount in excess of 15% of its net assets, excluding for these purposes "covered" transactions and those entered into for "bona fide hedging" purposes. See "Risk Factors--Derivative Instruments."

 Both the Composite Government Fund and the Sierra Government Fund may pur-chase securities on a "when-issued" or "delayed-delivery" basis. However, the Composite Government Fund may only purchase such securities if the scheduled delivery is no more than 120 days in the future and only to the extent of 20% of the market value of its net assets.

 Neither the Composite Government Fund nor the Sierra Government Fund may in-vest in securities of foreign issuers, depository receipts, real estate in-vestment trusts, securities of other investment companies or lower rated secu-rities, or engage in foreign currency transactions.

 Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of CRM, is primarily responsible for the management of the Composite Government Fund. The day-to-day management of the Sierra Government Fund's portfolio is the responsibility of a committee composed of officers of BlackRock, super-vised by Keith Anderson and Andrew J. Phillips, Managing Director and Vice President, respectively, of BlackRock.

Sierra Income Fund vs. Composite Income Fund

 The Composite Income Fund and the Sierra Income Fund have substantially iden-tical investment objectives. Both funds seek to provide a high level of cur-rent income, consistent with preservation of capital. However, unlike the Si-erra Income Fund, the Composite Income Fund does not attempt to provide a con-stant dividend level and, therefore, dividends may vary from month to month. The total return for the Composite Income Fund and the Sierra Income Fund is set forth in the chart below. Because of the different management styles, how-ever, the relative contributions of the two components of total return (i.e., current income and capital appreciation) varied between the Composite Income Fund and the Sierra Income Fund. The yield (calculated in accordance with SEC regulations) of the Composite Income Fund was 5.93% versus 6.31% for the Si-erra Income Fund during the 30-day period ended September 30, 1997 and aver-aged 6.09% and 6.45%, respectively, over the 12-month period ended September 30, 1997.

                            TOTAL RETURN COMPARISON

                              AS OF 9/30/97*

                                                                        SINCE
                                                            5 YEARS    7/18/90
                                                    1 YEAR ANNUALIZED ANNUALIZED
                                                    ------ ---------- ----------
Composite Income Fund..............................  7.64%    6.53%      8.63%
Sierra Income Fund.................................  7.56%    6.68%      8.57%

* Performance is for Class A Shares of both Funds. Fund performance data is after all expenses and sales charges. During the periods noted, the advisor, administrator and distributor of the Sierra Income Fund waived a portion of their fees and the administrator absorbed certain other expenses. In the ab-sence of the waivers and expense absorption, yields and total returns would have been lower. No such waivers or absorption of expenses applied to the Com-posite Income Fund. Performance information is shown since July 18, 1990, when the Sierra Income Fund commenced operations. For further information about the Composite Income Fund's performance, see Appendix C.

 The Composite Income Fund may invest in U.S. dollar-denominated debt and con-vertible debt securities rated within the four highest grades as determined by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). In addition, up to 20% of the Composite Income Fund's total as-sets may be invested in debt securities, convertible debt securities, pre-ferred stocks and convertible preferred stocks rated below the four highest grades by S&P or Moody's and in unrated securities judged to be of comparable quality. In addition, the Fund may hold up to 10% of its total assets in com-mon stocks acquired either by conversion of fixed-income securities or by the exercise of warrants or rights attached thereto. See "Risk Factors--Lower-rated Securities."

 Contemporaneously with the proposed Merger, the Composite Income Fund will increase from 20% to 35% the portion of its assets permitted to be invested in securities rated at the time of purchase below BBB by S&P or Baa by Moody's and in unrated securities determined to be of comparable quality. See "Risk Factors--Lower-rated Securities." It is also expected that, subject to the ap-proval of shareholders of the Composite Income Fund, certain of the fundamen-tal investment restrictions currently in effect for the Composite Income Fund will be modified or eliminated prior to the Merger. The Composite Income Fund would, if such changes are approved, be permitted to invest in securities de-nominated in foreign currencies and engage in foreign currency exchange trans-actions in connection therewith, and to purchase and sell interest rate futures contracts. Such changes, if approved, would also permit the Composite Income Fund to invest in: (i) securities issued by real estate investment trusts; (ii) dollar rolls; and (iii) securities that are eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act. See "Risk Factors--Illiquid Securities" and "--Dollar Rolls."

 The Sierra Income Fund invests primarily in investment-grade corporate bonds of U.S. issuers, with at least 65% of the corporate bonds having remaining ma-turities of 10 years or more at the date of purchase. The Sierra Income Fund may also invest in common stocks, preferred stocks and corporate bonds or pre-ferred stocks that are convertible into or that carry the right to buy common stock. See "Risk Factors--Market Risk."

 Both the Composite Income Fund and the Sierra Income Fund may purchase secu-rities on a "when-issued" or "delayed-delivery" basis. However, the Composite Income Fund may only invest up to 20% of its net assets in such securities. The Composite Income Fund may lend its portfolio securities to member firms of the New York Stock Exchange. It is intended that the value of portfolio secu-rities loaned will not exceed 50% of total assets and that payments received on such loans, including amounts received during the existence of such a loan on account of interest and dividends on the securities loaned, will not exceed 10% of the Fund's annual gross income. The Sierra Income Fund may lend up to 20% of its total assets to brokers and other financial institutions. See "Risk Factors-- Lending of Portfolio Securities."

 The Composite Income Fund may also invest: (i) up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers; (ii) in U.S. Government securities, including mortgage backed securities; (iii) up to 25% of total as-sets in obligations of U.S. banks that are members of the Federal Reserve Sys-tem; and (iv) in commercial paper rated the highest grade by S&P or Moody's. See "Risk Factors--Investment in Foreign Securities" and "--Prepayment Risk."

 The Sierra Income Fund may also invest: (i) in U.S. Government securities (including government stripped mortgage-backed securities); (ii) in asset-backed securities; (iii) up to 20% of its assets in interests in lease obliga-tions for which payment of interest and principal is unconditionally guaran-teed by companies with debt rated at least investment-grade; (iv) in floating rate, inverse floating rate and variable rate obligations, including partici-pation interests therein; (v) up to 20% of its assets in bonds issued by for-eign governments or corporations, provided that no more than 5% of its assets will be invested in such bonds denominated in any one currency; (vi) up to 33 1/3% of its total assets in dollar rolls, "covered rolls" or reverse repur-chase agreements, provided that the Fund will not purchase any additional se-curities whenever borrowing exceeds 5% of the value of total assets; (vii) in American depository receipts; (viii) in bank obligations, provided that not more than $100,000 is invested with banks having less than $1 billion in as-sets; (ix) up to 5% of its assets in securities of issuers which have been in continuous operation for less than three years; and (x) in repurchase agree-ments. See "Risk Factors--Prepayment Risk," "--Investment in Foreign Securi-ties," "--Dollar Rolls," "--Repurchase Agreements," and "--Reverse Repurchase Agreements and Borrowings."

 The Sierra Income Fund may utilize various other investment strategies in-volving derivatives. Specifically, the Sierra Income Fund may purchase, write and sell covered puts and call options on securities and invest in futures and options on futures, forward foreign currency exchange contracts and securities which are indexed to certain specific foreign currency exchange rates. The Si-erra Income Fund may not write (sell) put options with respect to more than 50% of total assets and no more than 10% of the Fund's total assets may be used to purchase put options and no more than 10% of the Fund's assets may be used to purchase call options. The Sierra Income Fund may also invest in futures and options contracts, provided that no more than 5% of the fair mar-ket value of the Fund's assets may be used for initial margin deposits and premiums paid for unexpired options entered into for purposes other than bona fide hedging. See "Risk Factors--Derivative Instruments." The Composite Income Fund's policies do not permit the uses of derivatives described above.

 Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of CRM, is primarily responsible for the management of the Composite Income Fund. The day-to-day management of the Sierra Income Fund's portfolio is the respon-sibility of James M. Goldberg, Managing Director of TCW.

Sierra Growth & Income Fund vs. Composite Growth & Income Fund

 The Composite Growth & Income Fund and the Sierra Growth & Income Fund have similar investment objectives. The Sierra Growth & Income Fund attempts to provide long-term capital growth and current income consistent with reasonable investment risk. The Composite Growth & Income Fund's primary objective is long-term capital growth with current income being a secondary consideration.

 Under normal market conditions, the Composite Growth & Income Fund intends to invest in common stock, preferred stock, treasury bills, certificates of de-posit, debt securities of any maturity, and mortgage-backed securities. The Sierra Growth & Income Fund invests primarily in dividend-paying common stocks of large and medium-sized companies included in the Standard & Poor's 500 Com-posite Stock Price Index. The Fund may also invest up to 10% of its total as-sets in asset-backed securities. See "Risk Factors--Market Risk."

 Both the Composite Growth & Income Fund and the Sierra Growth & Income Fund may: (i) invest in mortgage-backed securities; (ii) lend securities to bro-kers, dealers or other financial institutions provided that the loans are se-cured (the Composite Growth & Income Fund may not lend securities in excess of 33% of the market value of the Fund's total assets, whereas the Sierra Growth & Income Fund is limited to 20% of total assets); (iii) invest in repurchase agreements; (iv) write covered call options; and (v) purchase securities on
a "when-issued" or "de     -
layed-delivery" basis (the Composite Growth & Income Fund requires that no more than 20% of its net assets be invested in such securities). See "Risk Factors--Prepayment Risk," "--Lending of Portfolio Securities," and "--Repur-chase Agreements."

 It is expected that, subject to the approval of shareholders of the Composite Growth & Income Fund, one of the fundamental investment restrictions currently in effect for the Composite Growth & Income Fund will be removed prior to the Merger. Currently, the Fund is prohibited from investing in securities that are eligible for resale only to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act. Subject to shareholder approval, the Com-posite Growth & Income Fund will be able to invest in such securities. See "Risk Factors--Illiquid Securities."

 The Sierra Growth & Income Fund may: (i) invest in securities of foreign is-suers; (ii) invest up to 10% of its assets in American depository receipts;
(iii) invest in exchange rate related securities; (iv) invest in money market instruments, including U.S. Government securities; (v) invest in short term bank obligations rated in one of the two highest categories by S&P or Moody's, provided that not more than $100,000 may be invested in banks with less than $1 billion in assets; (vi) invest in commercial paper and corporate obliga-tions rated in the highest two categories by S&P or Moody's; (vii) invest in foreign currency exchange transactions; and (ix) borrow money solely for tem-porary defensive purposes, but not in amounts exceeding 30% of total assets (including reverse repurchase agreements). See "Risk Factors-- Investment in Foreign Securities."

 In addition to the investment restrictions described above, the Composite Growth & Income Fund may not: (i) invest more than 20% of total assets in for-ward commitments; (ii) buy or sell uncovered options; (iii) buy or sell futures-related securities; (iv) invest more than 25% of total assets in for-eign securities and then only in U.S. dollar-denominated foreign securities; or (v) invest more than 35% of its assets in debt securities rated lower than investment grade. See "Risk Factors--Investment in Foreign Securities."

 The Sierra Growth & Income Fund, unlike the Composite Growth & Income Fund, may utilize various other investment strategies involving derivatives. Specif-ically, the Sierra Growth & Income Fund may for hedging purposes purchase and sell put and call options on stock indexes and on foreign stock indexes listed on foreign and domestic stock exchanges. Up to 10% of the Sierra Growth & In-come Fund's assets may be used to purchase put options on securities and up to 10% of the Fund's assets may be used to purchase call options on securities. The Sierra Growth & Income Fund may not sell put options with respect to more than 50% of its total assets. The Sierra Growth & Income Fund may invest in futures and options on futures and forward foreign currency exchange contracts provided that the initial margin deposits and premiums paid on contracts en-tered into for purposes other than bona fide hedging may not exceed 5% of the fair market value of the Fund's assets. The Sierra Growth & Income Fund does not currently intend to enter into these transactions, excluding transactions that are covered or are for bona fide hedging purposes, in excess of 15% of net assets. See "Risk Factors--Derivative Instruments." The Composite Growth & Income Fund's policies do not generally permit the uses of derivatives de-scribed above.

 Philip M. Foreman, CFA, Vice President and Senior Portfolio Manager of CRM, is primarily responsible for the management of the Composite Growth & Income Fund. The day-to-day management of the Sierra Growth & Income Fund's portfolio is the responsibility of Henry D. Cavanna, Managing Director of J.P. Morgan, and William M. Riegel, Vice President of J.P. Morgan.

Sierra Global Money Fund vs. Composite Money Fund

 The Sierra Global Money Fund and the Composite Money Fund have substantially identical investment objectives. Both Funds attempt to provide maximum current income while preserving capital and maintaining liquidity. As "money market funds" both seek to maintain a constant per share net asset value of $1.00.

 The Sierra Global Money Fund and the Composite Money Fund seek to achieve their investment objectives by investing in U.S. dollar-denominated, high-quality money market securities that present minimal credit risks and mature within 397 days from the time of purchase. Both Funds may invest in the fol-lowing: (i) obligations issued or guaranteed by the U.S. Government or any agency or instrumentality thereof; (ii) repurchase agreements with respect to U.S. Government securities; (iii) obligations of U.S. and foreign banks with assets of more than $500 million;

(iv) commercial paper consisting of direct obligations, and other short-term corporate obligations, which, at the time of their purchase, are rated in the two highest ratings categories by S&P or Moody's. See "Risk Factors--Repur-chase Agreements." Although the Sierra Global Money Fund is authorized to in-vest up to 50% of its assets in any one country (other than the United States), the Sierra Global Money Fund normally will include in its portfolio securities of issuers collectively having their principal place of business in at least three countries, including the United States.

 It is expected that, subject to the approval of the shareholders of the Com-posite Money Fund, certain of the fundamental investment restrictions cur-rently in effect for the Composite Money Fund will be modified or eliminated prior to the Merger. If these changes are approved, the Composite Money Fund will be permitted to invest in: (i) asset-backed securities that meet the credit quality limitations on its investments in commercial paper; (ii) secu-rities issued by foreign governments, their agencies and instrumentalities, and supranational entities such as the World Bank, provided such securities meet the credit requirements applicable to the Fund's investments in securi-ties of U.S. corporate issuers; (iii) securities of U.S. and foreign financial institutions, including brokerage, finance and insurance companies; (iv) secu-rities issued by governmental entities such as state and local governments and municipalities which issue taxable debt; and (v) securities that are eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act.

 Unlike the Composite Money Fund, the Sierra Global Money Fund may invest in corporate obligations of U.S. and foreign issuers that are unrated but are de-termined to be of comparable quality to securities rated in one of the two highest categories for short-term debt by S&P or Moody's. The Sierra Global Money Fund may invest no more than 5% of its total assets in securities rated in the second highest rating category by S&P or Moody's. Unlike the Composite Money Fund which limits investment in bank obligations to less than 25% of as-sets, the Sierra Global Money Fund will invest at least 25% of total assets in bank obligations, except during temporary defensive periods.

 The value of the securities held in the portfolios of the Composite Money Fund and the Sierra Global Money Fund will generally vary inversely with changes in interest rates. Although each Fund's investment policies are de-signed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful.

Sierra Government Money Fund vs. Composite Money Fund

 The Sierra Government Money Fund and the Composite Money Fund have substan-tially identical investment objectives. Both Funds attempt to provide maximum current income while preserving capital and maintaining liquidity. As "money funds" both seek to maintain a constant per share net asset value of $1.00.

 The Sierra Government Money Fund and the Composite Money Fund seek to achieve their investment objectives by investing in U.S. dollar-denominated, high-quality money market securities that present minimal credit risks and mature within 397 days from the time of purchase. Both funds may invest in obliga-tions issued or guaranteed by the U.S. government or any agency or instrumen-tality thereof and repurchase agreements with respect to U.S. government secu-rities. See "Risk Factors--Repurchase Agreements."

 The Composite Money Fund may also invest in (i) obligations of U.S. and for-eign banks with assets of more than $500 million; (ii) commercial paper con-sisting of direct obligations, and other short-term corporate obligations, which, at the time of their purchase, are rated in the two highest ratings categories by S&P or Moody's.

 It is expected that, subject to the approval of the shareholders of the Com-posite Money Fund, certain of the fundamental investment restrictions cur-rently in effect for the Composite Money Fund will be modified or eliminated prior to the Merger. If these changes are approved, the Composite Money Fund will be permitted to invest in: (i) asset-backed securities that meet the credit quality limitations on its investments in commercial paper; (ii) secu-rities issued by foreign governments, their agencies and instrumentalities, and supranational entities such as the World Bank, provided such securities meet the credit requirements applicable to the Fund's investments in securi-ties of U.S. corporate issuers; (iii) securities of U.S. and foreign financial institutions, including brokerage, finance and insurance companies; (iv) secu-rities issued by governmental entities such as state and local governments and municipalities which issue taxable debt; and (v) securities that are eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act.

 The value of the securities held in the portfolios of the Composite Money Fund and the Sierra Government Money Fund will generally vary inversely with changes in interest rates. Although each Fund's investment policies are de-signed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful.

Sierra Municipal Fund vs. Composite Tax-Exempt Fund

 The Composite Tax-Exempt Fund and the Sierra Municipal Fund have substan-tially similar investment objectives. The Sierra Municipal Fund attempts to provide a high level of current income which is exempt from federal tax, con-sistent with preservation of capital. The Composite Tax-Exempt Fund is de-signed to provide a high level of federal tax-exempt income while at the same time protecting investors' capital. However, unlike the Sierra Municipal Fund, the Composite Tax-Exempt Fund does not attempt to provide a constant dividend level and, therefore, dividends may vary from month to month. The total return for the Composite Tax-Exempt Fund and the Sierra Municipal Fund is set forth in the chart below. Because of the different management styles, however, the relative contributions of the two components of total return (i.e., current income and capital appreciation) varied between the Composite Tax-Exempt Fund and the Sierra Municipal Fund. The yield (calculated in accordance with SEC regulations) of the Composite Tax-Exempt Fund was 4.01% versus 4.48% for the Sierra Municipal Fund during the 30-day period ended September 30, 1997, and averaged 4.25% and 4.61%, respectively, over the 12-month period ended Septem-ber 30, 1997.

                            TOTAL RETURN COMPARISON

                              AS OF 9/30/97*

                                                                        SINCE
                                                            5 YEARS    7/18/90
                                                    1 YEAR ANNUALIZED ANNUALIZED
                                                    ------ ---------- ----------
Composite Tax-Exempt Fund.......................... 3.45%     5.76%      6.88%
Sierra Municipal Fund.............................. 4.20%     5.87%      7.63%

* Performance is for Class A Shares of both Funds. Fund performance data is after all expenses and sales charges. During the periods noted, the advisor, administrator and distributor of the Sierra Municipal Fund waived a portion of their fees and the administrator absorbed certain other expenses. In the ab-sence of the waivers and expense absorption, yields and total returns would have been lower. No such waivers or absorption of expenses applied to the Com-posite Tax-Exempt Fund. Performance information is shown since July 18, 1990, when the Sierra Municipal Fund commenced operations. For further information about the Composite Tax-Exempt Fund's performance, see Appendix C.

 Under normal market conditions, at least 80% of each Fund's assets will be invested in debt securities issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their polit-ical subdivisions, the interest on which is tax-exempt. In the case of the Si-erra Municipal Fund, such securities will be intermediate- and long-term obli-gations, and will generally be limited to obligations that receive one of the four highest ratings from S&P or Moody's. See "Risk Factors--Market Risk."

 The Composite Tax-Exempt Fund may also invest: (i) up to 25% of its assets in securities rated at the time of purchase below BBB by S&P or Baa by Moody's and unrated securities of comparable quality (see "Risk Factors--Lower-rated Securities"); (ii) up to 10% of total assets in other investment companies which invest in tax-exempt securities; and (iii) in municipal notes backed by the federal government. Both the Composite Tax-Exempt Fund and the Sierra Mu-nicipal Fund may purchase securities on a "when-issued" or "delayed-delivery" basis to the extent of 20% of the market value of each Fund's net assets.

 Contemporaneously with the proposed Merger, the Composite Tax-Exempt Fund will increase from 25% to 35% the portion of its assets permitted to be in-vested in securities rated at the time of purchase below BBB by S&P or Baa by Moody's and unrated securities determined to be of comparable quality. See "Risk Factors--Lower-rated Securities." It is also expected that, subject to the approval of shareholders of the Composite Tax-Exempt Fund, certain of the fundamental investment restrictions currently in effect for the Composite Tax-Exempt Fund will be modified or eliminated prior to the Merger. If such changes are approved, the Composite Tax-Exempt Fund will be permitted to pur-chase and sell interest rate futures contracts, and to invest in securities that are eligible for resale only to "qualified institutional buyers" pursuant to Rule 144A under the Securities Act. See "Risk Factors--Illiquid Securi-ties."

 The Sierra Municipal Fund may also invest in: (i) floating rate, inverse floating rate and variable rate obligations, including participation interests therein; (ii) participations in lease obligations or installment purchase con-tract obligations of municipal authorities or entities, provided that no more than 5% of total assets is invested in lease obligations containing non-appro-priation clauses and no more than 25% of total assets is invested in municipal securities the interest on which is paid from revenues from similar-type projects; (iii) alternative-minimum-tax-subject bonds issued to finance certain private activities; (iv) repurchase agreements; (v) reverse repurchase agreements; (vi) mortgage-backed securities; (vii) bond index futures and op-tions thereon for bona fide hedging purposes; (viii) stand-by commitments with respect to municipal securities held in the Sierra Municipal Fund's portfolio; and (ix) bank obligations, provided that not more than $100,000 will be in-vested with a bank that has less than $1 billion in assets. The Sierra Munici-pal Fund may also lend up to 20% of its total assets to brokers and other fi-nancial organizations. Additionally, the Sierra Municipal Fund may invest in futures and options on futures and forward currency exchange contracts if the aggregate initial margin deposits and premiums on contracts entered into other than for bona fide hedging purposes does not exceed 5% of the fair market value of the Sierra Municipal Fund's assets. See "Risk Factors--Prepayment Risk," "--Repurchase Agreements," "--Derivative Instruments" and "--Reverse Repurchase Agreements and Borrowings."

 Brian L. Placzek, CFA, Vice President Senior Portfolio Manager of CRM, is primarily responsible for the management of the Composite Tax-Exempt Fund. The day-to-day management of the Sierra Municipal Fund's portfolio is the respon-sibility of David C. Johnson, Senior Vice President of Van Kampen.

COMPARISON OF DISTRIBUTION POLICIES AND PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

 Each Acquired Fund and each Acquiring Fund declares dividends daily and pays them monthly, except that the Sierra Growth & Income Fund and the Composite Growth & Income Fund declare and pay dividends quarterly. Each Acquired Fund and each Acquiring Fund distributes any net realized capital gains annually. As indicated above, the Sierra Government Fund, the Sierra Income Fund and the Sierra Municipal Fund have historically attempted to maintain relatively con-stant dividends, whereas the corresponding Acquiring Funds have no such poli-cy.

 The Acquired Funds and the Acquiring Funds have substantially the same proce-dures for purchasing shares. The Funds offer four classes of shares, Classes A, B, I and S. Class I shares are sold exclusively to the various investment portfolios of Sierra Asset Management Portfolios (the "SAM Portfolios"), a se-ries investment company managed by Sierra Investment Services Corporation ("Sierra Services"), an affiliate of Sierra, and are not available for direct purchase by investors. Class S shares are sold only to investors who select or have previously selected the Sierra Asset Management service offered by Sierra Services. Class A and Class B shares (and, for eligible investors, Class S shares) of the Acquired Funds may be purchased at their net asset value next determined, plus applicable sales charges in the case of Class A shares, from Sierra Services, the principal underwriter of the Acquired Funds as well as the other mutual funds in the Sierra Funds family. Class A and Class B shares (and, for eligible investors, Class S shares) of the Acquiring Funds may be purchased at their net asset value next determined, plus applicable sales charges in the case of Class A shares, from Composite Funds Distributor, Inc. ("CFDI"), the principal underwriter of the Acquiring Funds. In addition, shares of the Acquired Funds and the Acquiring Funds may be purchased through other broker-dealers that have dealer agreements with Sierra Services or CFDI, as the case may be.

 Shares of each Acquired Fund can be exchanged for shares of the same class of any other fund offered by the Sierra Trust, SAM Portfolios or Sierra Prime In-come Fund ("SPIF"), a closed-end investment company advised by Sierra. Shares of the Acquiring Funds can be exchanged for shares of the same class of any fund advised by CRM, and are expected to become exchangeable for shares of the same class of any fund offered by the Sierra Trust, SAM Portfolios or SPIF by the second quarter of 1998. In addition, Class B shares of the Acquired Funds and the Acquiring Funds can, under certain circumstances, be exchanged for Class S shares of the same Fund or any other fund offered by the Sierra Trust, SAM Portfolios or SPIF or (in the case of exchanges from the Acquiring Funds) advised by CRM, and Class S shares of the Acquired Funds and the Acquiring Funds can be exchanged, under certain circumstances, for Class B shares of the SAM Portfolios.

 The availability of the exchange privilege with respect to shares of SPIF is subject to the availability of shares of SPIF for exchange purposes as stated in the prospectus and statement of additional information ("SAI") of SPIF. Al-so, although shares of SPIF may be exchanged for shares of the Funds, such ex-changes of SPIF shares for shares of the Funds are only permitted approxi-mately once every calendar quarter so long as SPIF makes a repurchase offer for its shares in such quarter and so long as the SPIF repurchase offer is sufficiently large to include the SPIF shares tendered for exchange. See the prospectus and SAI of SPIF for additional information regarding the exchange privilege applicable to SPIF shares and the availability of such ex-change privilege.

 Redemption procedures for the Acquired Funds and the Acquiring Funds are sub-stantially similar. Shares of a Fund may be redeemed at their net asset value next determined after receipt of the redemption request, less any applicable CDSC, on any day the New York Stock Exchange is open. Shares can be redeemed from Sierra Services, in the case of the Acquired Funds, or CFDI or Murphey Favre Securities Services, Inc., the Acquiring Funds' transfer agent, in the case of the Acquiring Funds, or in either case, from the dealer through which the shares were purchased, by mail, by telephone or by other means of wire communication.

 See Appendix C to this Prospectus/Proxy Statement for further information re-garding the Acquiring Funds' distribution policies and purchase, exchange and redemption procedures.
-------------------------------------------------------------------------------
RISK FACTORS

 Certain risks associated with an investment in the Acquiring Funds are summa-rized below. Because each Acquiring Fund shares similar investment objectives and policies with the corresponding Acquired Fund and because both the Acquir-ing Fund and the corresponding Acquired Fund share certain policies described more fully above under "Overview of Mergers--Comparison of Investment Objec-tives, Policies and Restrictions," many of the risks of an investment in the Acquiring Fund are substantially similar to the risks of an investment in the corresponding Acquired Fund. A more detailed description of certain of the risks associated with an investment in the Acquiring Funds may be found in the Composite Prospectuses under the caption "Investment Practices and Risk Fac-tors" and in the Composite SAIs under the caption "Investment Practices." See also Appendix C to this Prospectus/Proxy Statement.

 The values of all securities and other instruments held by the Acquiring Funds vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Acquiring Funds will vary. The net asset value per share of an Acquiring Fund may be less at the time of redemption than it was at the time of investment.

INTEREST RATE RISK. Shareholders of both Acquired Funds and the Acquiring Funds bear the interest rate risks of investment in fixed income securities, including U.S. Government securities. U.S. Government securities are consid-ered among the safest of fixed-income investments, but their values, like those of other debt securities, will fluctuate with changes in interest rates. Thus, a decrease in interest rates will generally result an increase in the value of an Acquiring Fund's holdings of fixed income securities, including U.S. Government securities. Conversely, during periods of rising interest rates, the value of an Acquiring Fund's holdings of fixed income securities will generally decline.

 PREPAYMENT RISK. Certain of the Acquired Funds and certain of the Acquiring Funds involve the risks of investment in mortgage-backed securities. Prepay-ment on mortgage-backed or asset-backed securities may require reinvestment of principal under less attractive terms. Prepayments may also significantly shorten the effective maturities of these securities, especially during peri-ods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities. Prepayments may cause losses in securities purchased at a premium. Prepayments could result in losses on stripped mortgage-backed or as-set-backed securities. The yield-to-maturity on an interest-only class of stripped mortgage-backed or asset-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. Because of the foregoing characteristics, mortgage-backed securities may be more volatile than other fixed income securities.

 REPURCHASE AGREEMENTS. Investing in repurchase agreements subjects the Ac-quiring Funds, like the Acquired Funds, to the risk that the default or bank-ruptcy of the other party to the repurchase agreement could subject the Fund to expenses, delays and risk of loss on the securities subject thereto. The Acquiring Funds currently limit their investments in repurchase agreements ma-turing in more than seven days to no more than 10% of total assets.

 REVERSE REPURCHASE AGREEMENTS AND BORROWINGS. Reverse repurchase agreements and borrowings (such as dollar rolls, as described below) subject the Funds to the risk that changes in the value of a Fund's portfolio securities may am-plify changes in the Fund's net asset value per share, and also may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Acquiring Funds, unlike the Acquired Funds, may not engage in reverse repurchase agreements.

 DOLLAR ROLLS. Certain of the Acquired Funds and, subject to shareholder ap-proval, certain of the Acquiring Funds may incur risks from investing in dol-lar rolls--specifically, increasing the market exposure and potential volatil-ity of the Fund. The obligation to repurchase securities on a specified future date involves the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price. See "Re-verse Repurchase Agreements and Borrowings" above.

 ILLIQUID SECURITIES. The Acquired Funds and the Acquiring Funds share similar risks of investment in illiquid securities, including higher transaction costs, and the risk of not being able to close out a position when it would be most advantageous to do so. Each Acquired Fund and each Acquiring Fund may in-vest up to 15% of its net asset value in illiquid securities, except for the Composite Money Fund, the Sierra Global Money Fund and the Sierra Government Money Fund, which are limited to 10% of net assets. Rule 144A Securities could be less liquid than other portfolio securities, if and to the extent that the institutional markets become less active. When the institutional markets be-come less active, it could be more difficult to value the shares of a Fund and for the Fund to fulfill shareholder redemption orders on a timely basis.

 LOWER-RATED SECURITIES. Certain of the Acquired Funds and certain of the Ac-quiring Funds share similar risks of investment in lower-rated securities. Risks of high-yield securities include: (i) limited liquidity and secondary market support; (ii) substantial market price volatility resulting from changes in prevailing interest rates; (iii) subordination to the prior claims of banks and other senior lenders; (iv) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Fund may reinvest premature redemption proceeds in lower yielding portfolio securities; (v) the possibility that earnings of the issuer may be insufficient to meet its debt service; and (vi) the issuer's low creditworthi-ness and potential for insolvency during periods of rising interest rates and economic downturn. See Appendix C.

 INVESTMENT IN FOREIGN SECURITIES. Certain of the Acquired Funds and certain of the Acquiring Funds share similar risks for investment in foreign securi-ties. Investment in foreign securities involves the risk of potentially re-duced domestic marketability of such securities, the lower reserve require-ments generally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions, potential political and social instability or expropriation, imposition of foreign tax-es, less government supervision of issuers, difficulty in enforcing contrac-tual obligations, and lack of uniform accounting standards.

 LENDING OF PORTFOLIO SECURITIES. The Acquired Funds and the Acquiring Funds may incur similar risks from lending their securities. As with other exten-sions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

 DERIVATIVE INSTRUMENTS. As noted above, a number of the Acquired Funds may enter into options and futures contracts for hedging purposes or as a part of their investment strategies, and may engage in swap agreements. Use of deriva-tive instruments may involve certain costs and risks, including the risk that the Fund could not close out a position when it would be most advantageous to do so due to an illiquid market, the risk of an imperfect correlation between the value of the securities being hedged and the value of the particular de-rivative instrument, the risk of bankruptcy or default of counterparties, and the risk that unexpected changes in interest rates or other market movements may adversely affect the value of the Fund's investments in particular deriva-tive instruments. Except as described above, in general the Acquiring Funds' policies do not currently permit the use of derivatives.

 MARKET RISK. In the case of equity securities owned by an Acquiring Fund or an Acquired Fund, there can be no assurance of capital appreciation, and there is a risk of market decline.
-------------------------------------------------------------------------------

SPECIAL MEETING OF SHAREHOLDERS

 This Prospectus/Proxy Statement is being furnished in connection with a Spe-cial Meeting of Shareholders of each Acquired Fund to be held on December 23, 1997 or at such later time made necessary by adjournment (the "Meeting") and the solicitation of proxies by and on behalf of the Trustees of the Sierra

Trust for use at the Meeting. The Meeting is being held to consider the elec-tion of Trustees of the Sierra Trust (Proposal 1) and the proposed Mergers of each Acquired Fund with the corresponding Acquiring Fund by the transfer of all of the Acquired Fund's assets and liabilities to the Acquiring Fund (Pro-posals 2 through 7). This Prospectus/Proxy Statement and the enclosed form of proxy are being mailed to shareholders on or about November 10, 1997.
 The Trustees of the Trust know of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters prop-erly come before the Meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.
-------------------------------------------------------------------------------
PROPOSAL 1:

ELECTION OF TRUSTEES

 At the Meeting, it is proposed that thirteen Trustees of the Sierra Trust be elected to hold office until their successors are duly elected and qualified. The persons named in the accompanying proxy intend, in the absence of contrary instructions, to vote all proxies on behalf of the shareholders for the elec-tion of David E. Anderson, Wayne L. Attwood, M.D., Arthur H. Bernstein, Esq., Kristianne Blake, Edmond R. Davis, Esq., John W. English, Anne V. Farrell, Michael K. Murphy, Alfred E. Osborne, Jr., Ph.D., William G. Papesh, Daniel L. Pavelich, Jay Rockey and Richard C. Yancey (each a "Nominee" and collectively, the "Nominees"). Messrs. Anderson, Bernstein, Davis, English and Osborne are currently members of the Sierra Trust's Board of Trustees. Messrs. Attwood, Murphy, Papesh, Pavelich, Rockey and Yancey and Mses. Blake and Farrell are all Directors of the mutual funds advised by CRM (the "Composite Funds"), but have not previously served on the Sierra Trust's Board of Trustees.

 Shareholders of the Acquired Funds, along with the shareholders of each other series of the Sierra Trust, are entitled to vote in the election of the Sierra Trust's Trustees. However, if the proposed Merger for any Acquired Fund is consummated, the Acquired Fund's separate existence would be terminated and its shareholders would become shareholders of the corresponding Acquiring Fund, which is not part of the Sierra Trust and would not be governed by the Sierra Trust's Board of Trustees.

 The proposal to elect the Board of Trustees is being presented for share-holder approval pursuant to requirements of the Investment Company Act of 1940 (the "1940 Act"). Under the 1940 Act, Trustees may not fill vacancies unless at least two-thirds of the Trustees holding office after such vacancies are filled have been elected by the shareholders. Approval of this Proposal will result in a combined Board of Trustees consisting of the current Sierra Trust Trustees and the current Composite Funds Directors. Approval of this proposal will provide a combined Board of Trustees consisting of the current Sierra Trust Trustees and the Composite Directors.

 Each of the Nominees has consented to being named in this Prospectus/Proxy Statement and to serving as a Trustee if elected. The Sierra Trust knows of no reason why any Nominee would be unable or unwilling to serve if elected.

 The Sierra Trust is organized as a business trust under the laws of the Com-monwealth of Massachusetts. Under Massachusetts law, the Trust is not required to hold annual meetings. The Trust has availed itself of this provision and achieves cost savings by eliminating printing costs, mailing charges and other expenses involved in routine annual meetings. Because the Trust does not hold regular annual shareholder meetings, each Nominee, if elected, will hold of-fice until his or her successor is elected and qualified.

 Even with the elimination of routine annual meetings, the Board of Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act, or as required or permitted by the Sierra Trust's Master Trust Agreement. Shareholder meetings will be held, in compli-ance with the 1940 Act, to elect Trustees under certain circumstances. Share-holder meetings may also be held by the Trust for other purposes, including to approve investment policy changes, a new investment advisory agreement or other matters requiring shareholder action under the 1940 Act.

 A meeting may also be called by shareholders holding at least 10% of the shares entitled to vote at the meeting for the purpose of voting upon the re-moval of Trustees, in which case shareholders may receive assistance in commu-nicating with other shareholders as if the provisions contained in Section 16(c) of the 1940 Act applied.

INFORMATION REGARDING NOMINEES AND EXECUTIVE OFFICERS

 The following information is provided for each Nominee and each executive of-ficer of the Sierra Trust. It includes his or her name, position with the Si-erra Trust, if any, tenure in office, length of directorship, age, principal occupations or employment during the past five years, directorships with other companies which file reports periodically with the SEC, number of directorships/trusteeships with the registered investment companies which hold themselves out to investors as related companies for purposes of investment and investor services to which Sierra or an affiliated person of Sierra pro-vides investment advisory or administration services, which include the Sierra Trust, The Sierra Variable Trust, SAM Portfolios, SPIF and the Composite Funds (collectively, the "Fund Complex"), number of shares of the funds of the Si-erra Trust beneficially owned and percentage of shares of the funds of the Si-erra Trust beneficially owned. As of October 29, 1997, the Nominees as a group beneficially owned an aggregate of less than 1% of the shares of each fund of the Sierra Trust and the Trustees and executive officers of the Sierra Trust as a group beneficially owned an aggregate of less than 1% of the shares of each fund of the Sierra Trust.

                                     ADDRESS AND BUSINESS EXPERIENCE
       NAME, AGE AND POSITION          DURING THE PAST FIVE YEARS              SHARES BENEFICIALLY
       WITH THE SIERRA TRUST          (INCLUDING ALL DIRECTORSHIPS)                  OWNED**
       ----------------------        -------------------------------         ------------------------
 Arthur H. Bernstein, Esq. (72)     11661 San Vicente Blvd. Suite 701,       Global Money Fund 237
  Chairman of the Board             Los Angeles, CA 90049.                   California Money Fund 5,262
  and Trustee since 1989.           President, Bancorp Capital               Corporate Income Fund 406
                                    Group, Inc., 1988 to present;            California Municipal Fund 11
                                    President, Bancorp Venture
                                    Capital, Inc., 1988 to present.
                                    Trustee of 4 trusts in the Fund
                                    Complex.

 David E. Anderson (70)             17960 Seabreeze Drive                    California Municipal Fund 1,253
  Trustee since 1989.               Pacific Palisades, CA 90272.             California Insured Intermediate
                                    Retired. Formerly, President and          Municipal Fund 498
                                    Chief Executive Officer, GTE             International Growth Fund 1,261
                                    California, Inc., 1979 to 1988.          Short-Term Global
                                    Trustee of 4 trusts in the Fund           Government Fund 4,008
                                    Complex.                                 Growth Fund 1,277

 Edmond R. Davis, Esq. (69)         550 South Hope Street,                   California Money Fund 101,144
  Trustee since 1989.               21st Floor,                              Global Money Fund 17,419
                                    Los Angeles, CA 90071.
                                    Partner, Brobeck, Phleger &
                                    Harrison (law firm) 1987 to
                                    present. Trustee of 4 trusts in
                                    the Fund Complex.

 John W. English (64)               50H New England Ave.                     Growth and Income Fund 758
  Trustee since 1994.               P.O. Box 640,                            International Growth Fund 717
                                    Summit, NJ 07902-0640.
                                    Retired. Formerly, Vice
                                    President and Chief Investment
                                    Officer, Ford Foundation, 1981
                                    to 1993. Chairman of the Board
                                    and Director, The China Fund,
                                    Inc. (closed-end mutual fund),
                                    1993 to present; Trustee, Retail
                                    Property Trust (a company
                                    providing management services
                                    for shopping centers), 1994 to
                                    1997; Director, The Northern
                                    Trust Company's Benchmark Funds
                                    (open-end mutual funds), 1994 to
                                    present. Trustee of 4 trusts in
                                    the Fund Complex.

 Alfred E. Osborne, Jr., Ph.D. (52) 110 Westwood Plaza, Suite C305           Global Money Fund 1,024
  Trustee since 1996.               Los Angeles, CA 90095-1481.              Corporate Income Fund 638
                                    Professor, The Anderson School           Growth and Income Fund 286
                                    and Director, The Harold Price           International Growth Fund 667
                                    Center for Entrepreneurial               Short Term Global
                                    Studies at University of                  Government Fund 154
                                    California at Los Angeles 1972
                                    to present; Independent general
                                    partner, Technology Funding
                                    Venture Partners V, 1990 to
                                    present. Formerly, Governor,
                                    National Association of
                                    Securities Dealers, Inc., 1994
                                    to 1996; Director, NASD
                                    Regulation, September 1996 to
                                    December 1996; Director, Times
                                    Mirror Company, 1980 to present;
                                    Director, United States Filter
                                    Corporation, 1991 to present;
                                    Director, Nordstrom, Inc., 1987
                                    to present; Director, Seda
                                    Specialty Packing Corporation,
                                    1993 to 1997; Director,
                                    Greyhound Lines, Inc., 1994 to
                                    present. Trustee of 4 trusts in
                                    the Fund Complex.

                                ADDRESS AND BUSINESS EXPERIENCE
 NAME, AGE AND POSITION           DURING THE PAST FIVE YEARS          SHARES BENEFICIALLY
 WITH THE SIERRRA TRUST          (INCLUDING ALL DIRECTORSHIPS)              OWNED**
 ----------------------         -------------------------------       -------------------
 Wayne L. Attwood, M.D.   2931 S. Howard                                     None
 (68)                     Spokane, WA 99203.
 Nominee                  Retired. Formerly, Doctor of internal
                          medicine and gastroenterology. Director of
                          7 funds in the Fund Complex.
 Kristianne Blake (43)    705 W. 7th, Suite D,                               None
 Nominee                  Spokane, WA 99203.
                          President, Kristianne Gates Blake, PS
                          (accounting services). Director of 7 funds
                          in the Fund Complex.
*Anne V. Farrell (62)     425 Pike Street, Suite 510,                        None
 Nominee                  Seattle, WA 98101.
                          President and Chief Executive Officer, The
                          Seattle Foundation. Director, Washington
                          Mutual, Inc. Director of 7 funds in the
                          Fund Complex.
*Michael K. Murphy (60)   P.O. Box 3366                                      None
 Nominee                  Spokane, WA 99220.
                          Chairman and Chief Executive Officer, CPM
                          Development Corporation (holding company).
                          Director, Washington Mutual, Inc. Director
                          of 7 funds in the Fund Complex.
 *William G. Papesh (54)  601 W. Main Avenue                                 None
 Nominee                  Suite 300
                          Spokane, WA 99201.
                          President and Director, CRM and Murphey
                          Favre Securities Services, Inc. Executive
                          Vice President and Director, CFDI. Director
                          of 7 funds in the Fund Complex.
 Daniel L. Pavelich (53)  Two Prudential Plaza                               None
 Nominee                  180 North Stetson Avenue
                          Suite 4300
                          Chicago, IL 60601.
                          Chairman and Chief Executive Officer, BDO
                          Seidman (accounting and consulting).
                          Director of 7 funds in the Fund Complex.
 Jay Rockey (69)          2121 Fifth Avenue                                  None
 Nominee                  Seattle, WA 98121.
                          Chairman and Chief Executive Officer, The
                          Rockey Company (public relations). Director
                          of 7 funds in the Fund Complex.
 Richard C. Yancey (71)   535 Madison Avenue                                 None
 Nominee                  New York, NY 10022.
                          Senior Advisor, Dillon, Read & Co., Inc.
                          (broker/dealer and investment advisor).
                          Director of 7 funds in the Fund Complex.
 Keith B. Pipes (41)      9301 Corbin Avenue
 President and Chief      Suite 333
 Executive Officer        Northridge, CA 91324
                          Senior Vice President, Chief Financial
                          Officer and Secretary, Sierra Capital
                          Management Corporation, 1988 to 1997; Chief
                          Financial Officer, Secretary and Treasurer,
                          Sierra Fund Administration Corporation,
                          1988 to 1997; Executive Vice President and
                          Secretary, Sierra, 1988 to 1997; Senior
                          Vice President, Chief Financial Officer and
                          Secretary, Sierra Services, 1992 to 1997.
 Michael D. Goth (52)     9301 Corbin Avenue
 Senior Vice President    Suite 333
                          Northridge, CA 91324
                          Chief Operating Officer, Sierra, 1991 to
                          present.
 Stephen C. Scott (52)    9301 Corbin Avenue
 Senior Vice President    Suite 333
                          Northridge, CA 91324
                          President and Chief Investment Officer,
                          Sierra, 1988 to present; Senior Vice
                          President and Chief Investment Officer,
                          Sierra Services, 1996 to present.
 Craig M. Miller (38)     9301 Corbin Avenue
 Treasurer and Chief      Suite 333
 Financial Officer        Northridge, CA 91324
                          Vice President and Controller, Sierra
                          Capital Management Corporation, Sierra Fund
                          Administration Corporation and Sierra
                          Services, 1993 to present; Audit Manager,
                          Coopers & Lybrand L.L.P., 1987 to 1993.
 Richard W. Grant (52)    2000 One Logan Square
 Secretary                Philadelphia, PA 19103
                          Partner, Morgan, Lewis & Bockius LLP (law
                          firm), 1989 to present.

* Denotes a Trustee or a Nominee who is an "interested person" of the Sierra Trust as defined in the 1940 Act.

** This information has been provided by each Nominee. Does not include shares held indirectly through the SAM Portfolios.

COMPENSATION OF TRUSTEES

 Each Trustee who is not an "interested person" of the Sierra Trust receives an aggregate annual fee (plus reimbursement for reasonable out-of-pocket ex-penses incurred in connection with his or her attendance at Board and commit-tee meetings) from the Sierra Trust and all of the trusts in the Fund Complex for which he or she serves. The Sierra Trust pays each Trustee who is not a director, officer or employee of Washington Mutual, Sierra Services, the sub-advisors to the Sierra Trust or First Data Investor Services Group, Inc., or any of their affiliates, $7,500 per annum plus $1,500 per board meeting at-tended, $1,000 per Audit and/or Nominating Committee meeting attended and re-imbursement for travel and out-of-pocket expenses. Since December 1996, the Chairman has been receiving one and a half times the normal Trustee's compen-sation. The Chairman of the Audit Committee receives $1,500 per Audit Commit-tee meeting attended. Officers of the Sierra Trust receive no direct remunera-tion in such capacity from the Trust. Officers of the Trust who are employees of Sierra or its affiliates may be considered to have received remuneration indirectly.

 Pursuant to an exemptive order granted by the SEC, the Sierra Trust's eligi-ble Trustees may participate in a deferred compensation plan (the "Plan"), which may be terminated at any time. Under the Plan, Trustees may elect to de-fer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trust-ees that have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under the Plan are funded and any pay-ments to Plan participants are paid solely out of the Trust's assets.

 The aggregate compensation payable by the Sierra Trust to each of the Trust's Trustees serving during the fiscal year ended June 30, 1997 is set forth in the compensation table below. The aggregate compensation payable to such Trustees during the fiscal year ended June 30, 1997, by the Fund Complex is also set forth in the compensation table below.
COMPENSATION TABLE

                                              PENSION OR
                            AGGREGATE         RETIREMENT            TOTAL COMPENSATION
                           COMPENSATION   BENEFITS ACCRUED AS      FROM THE SIERRA TRUST
                           PAYABLE FROM      PART OF FUND            AND FUND COMPLEX
   NAME AND POSITION     THE SIERRA TRUST      EXPENSES            PAYABLE TO TRUSTEES*
   -----------------     ---------------- ------------------- -------------------------------
Arthur H. Bernstein,
 Chairman and Trustee...     $22,938**            $ 0         $54,063 for service on 4 boards***
David E. Anderson,
 Trustee................      18,000                0          42,000 for service on 4 boards
Edmond R. Davis,
 Trustee................      18,000                0          42,000 for service on 4 boards
John W. English,
 Trustee................      18,000                0          42,000 for service on 4 boards
Alfred E. Osborne, Jr.,
 Ph.D., Trustee.........      18,000                0          42,000 for service on 4 boards
------------------------------------------------------------------------------------------------

  * Sierra reimbursed the Sierra Trust for the cost, including trustee fees, of all special meetings held with regard to contemplation of the sale of Si-erra Capital Management Corporation, as well as the Washington Mutual/Great Western Merger.

 ** Mr. Bernstein defers all compensation received from the Trust pursuant to the deferred compensation plan.

*** Includes $1,500 paid to Mr. Bernstein for serving as Chairman of the Audit Committee Meeting held by the Fund Complex on September 10, 1996.

MEETINGS AND COMMITTEES OF THE BOARD OF TRUSTEES

 There were fifteen meetings of the Board of Trustees held during the fiscal year ended June 30, 1997. In such fiscal year, all Trustees attended at least 75% of the meetings of the Board of Trustees.

 The Board of Trustees has an Audit Committee. The Audit Committee makes rec-ommendations to the full Board of Trustees with respect to the engagement of independent accountants and reviews the results of the audit engagement and matters having a material effect on the Sierra Trust's financial operations with the independent accountants. The members of the Audit Committee during the fiscal year ended June 30, 1997 were Messrs. Anderson, Davis, Bernstein, English and Osborne, each of whom is not an "interested person" within the meaning of the 1940 Act. The Audit Committee met once during the fiscal year ended June 30, 1997, and all members attended the meeting.

 The Board of Trustees has a Nominating Committee. The Nominating Committee makes recommendations to the full Board of Trustees with respect to candidates for the Board of Trustees. The members of the Nominating Committee during the fiscal year ended June 30, 1997, were Messrs. Cerini (Mr. Cerini resigned as a Trustee of the Trust May 29, 1997), Anderson, Bernstein, Davis and English, each of whom, with the exception of Mr. Cerini, is not an "interested person" within the meaning of the 1940 Act. The Nominating Committee did not meet dur-ing the fiscal year ended June 30, 1997.

BOARD APPROVAL OF THE ELECTION OF TRUSTEES

 At a meeting of the Board of Trustees held October 27-28, 1997, the Board of Trustees unanimously recommended that shareholders vote FOR each of the Nomi-nees for Trustee named herein. In recommending that shareholders elect the Nominees as Trustees of the Sierra Trust, the Board considered the Nominees' experience and qualifications. In particular, the Board took into account the fact that each of the Nominees who has not previously served on the Board of Trustees of the Sierra Trust has previous experience serving on the Board of Directors of the various Composite Funds.

SHAREHOLDER APPROVAL OF THE ELECTION OF TRUSTEES

 The election of the Trustees requires the affirmative vote of a plurality of all votes cast at the Meeting, provided that a majority of the shares entitled to vote are present in person or by proxy at the Meeting. If your shares are represented at the meeting but you give no voting instructions, your shares will be voted FOR all Nominees named herein. If the Nominees are not approved by shareholders of the Sierra Trust, the Board of Trustees will consider al-ternative nominations.

 THE BOARD OF TRUSTEES OF THE SIERRA TRUST RECOMMENDS THAT THE SHAREHOLDERS OF THE ACQUIRED FUNDS VOTE FOR THE ELECTION OF THE NOMINEES AS TRUSTEES OF THE SIERRA TRUST.
-------------------------------------------------------------------------------

PROPOSALS 2, 3, 4, 5, 6 AND 7:

APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

 The shareholders of the Sierra Government Fund are being asked to approve or disapprove a Merger between the Sierra Government Fund and the Composite Gov-ernment Fund (Proposal 2); the shareholders of the Sierra Income Fund are be-ing asked to approve or disapprove a Merger between the Sierra Income Fund and the Composite Income Fund (Proposal 3); the shareholders of the Sierra Growth & Income Fund are being asked to approve or disapprove a Merger between the Sierra Growth & Income Fund and the Composite Growth & Income Fund (Proposal
4); the shareholders of the Sierra Global Money Fund are being asked to ap-prove or disapprove a Merger between the Sierra Global Money Fund and the Com-posite Money Fund (Proposal 5); the shareholders of the Sierra Government Money Fund are being asked to approve or disapprove a Merger between the Si-erra Government Money Fund and the Composite Money Fund (Proposal 6); and the shareholders of the Sierra Municipal Fund are being asked to approve or disap-prove a Merger between the Sierra Municipal Fund and the Composite Tax-Exempt Fund (Proposal 7). Each Merger is proposed to take place pursuant to an Agree-ment and Plan of Reorganization between the Acquired Fund and the Acquiring Fund (the "Agreement"), each of which is in the form attached to this Prospec-tus/ Proxy Statement as Appendix A.

 Each Agreement provides, among other things, for the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange for (i) the as-sumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and (ii) the issuance to the Acquired Fund of the Class A, Class B, Class I and Class S Merger Shares, the number of which will be calculated based on the value of the net assets attributable to the Class A, Class B, Class I and Class S shares, respectively, of the Acquired Fund acquired by the Acquiring Fund and the net asset value per Class A, Class B, Class I and Class S share of the Acquiring

Fund, all as more fully described below under "Information About the Mergers."

 After receipt of the Merger Shares, the Acquired Fund will cause the Class A Merger Shares to be distributed to its Class A shareholders, the Class B Merger Shares to be distributed to its Class B shareholders, the Class I Merger Shares to be distributed to its Class I shareholders and the Class S Merger Shares to be distributed to its Class S shareholders, in complete liq-uidation of the Acquired Fund. Each shareholder of the Acquired Fund will re-ceive a number of full and fractional Class A, Class B, Class I or Class S Merger Shares equal in value at the date of the exchange to the aggregate value of the shareholder's Class A, Class B, Class I or Class S Acquired Fund shares, as the case may be.

 TRUSTEES' RECOMMENDATIONS. THE TRUSTEES OF THE SIERRA TRUST HAVE VOTED UNANI-MOUSLY TO APPROVE EACH PROPOSED MERGER AND TO RECOMMEND THAT SHAREHOLDERS OF EACH ACQUIRED FUND ALSO APPROVE THE MERGER FOR SUCH FUND.

 REQUIRED SHAREHOLDER VOTE. Approval of each proposed Merger for each Acquired Fund will require the affirmative vote of the lesser of (A) 67% or more of the Class A, Class B, Class I and Class S shares of the relevant Acquired Fund present or represented at the Meeting, voting together as a single class, if the holders of more than 50% of the outstanding Class A, Class B, Class I and Class S shares are present or represented by proxy at the Meeting, or (B) more than 50% of the outstanding Class A, Class B, Class I and Class S shares of the relevant Acquired Fund, voting together as a single class.

 A shareholder of an Acquired Fund objecting to the proposed Merger is not en-titled under either Massachusetts law or the Sierra Trust's Master Trust Agreement (the "Sierra Declaration of Trust") to demand payment for or an ap-praisal of his or her Acquired Fund shares if the Merger is consummated over his or her objection. Shareholders may, however, redeem their shares at any time prior to the Merger, and if the Merger is consummated, shareholders will still be free at any time to redeem their Merger Shares, in each case for cash at net asset value at the time of such redemption, less any applicable CDSC, or to exchange their Merger Shares for shares of the same class of certain other funds advised by CRM and its affiliates, at net asset value at the time of such exchange. See "Exchanges for other Composite Funds" in Appendix C.

 Each proposed Merger is subject to both the approval of the shareholders of the relevant Acquired Fund and the approval by the shareholders of the corre-sponding Acquiring Fund of the Reorganization of the Acquiring Fund, which is a condition to the consummation of each Merger. A meeting of shareholders of the Acquiring Funds will be held on or about December 23, 1997 to vote on the approval of the Reorganization of the Acquiring Funds and other matters. In the event that such Reorganization is not approved by the shareholders of an Acquiring Fund or a Merger is not approved by the shareholders of the Acquired Fund, or a Merger is not completed for any other reason, the Acquired Fund will continue to be managed as a separate series of the Sierra Trust in accor-dance with its current investment objective and policies, and the Sierra Trust's Trustees may consider such alternatives as may be in the best inter-ests of shareholders.

BACKGROUND AND REASONS FOR THE PROPOSED MERGERS

 The Trustees of the Sierra Trust, including the Trustees who are not "inter-ested persons" of the Sierra Trust (the "Independent Trustees"), have deter-mined that each Merger would be in the best interests of the relevant Acquired Fund, and that the interests of the Acquired Fund's shareholders would not be diluted as a result of effecting the Merger. At a meeting held on October 27-28, 1997, the Trustees unanimously approved each proposed Merger and recom-mended its approval by shareholders. Before reaching their conclusions, the Trustees conducted an extensive "due diligence" review. Among other things, the Trustees received reports from counsel and independent experts specifi-cally hired to evaluate CRM's ability to manage the Acquiring Funds, reviewed CRM's overall business plan for the Acquiring Funds and the other Compo-site/Sierra Mutual Funds, including the ability of its affiliates to provide administration and distribution services, met with portfolio managers at CRM and met with the Directors of the Composite Funds. The Trustees took into ac-count the fact that CRM will be bearing the expenses associated with the Merg-ers, including those described under "Information about the Mergers." The Trustees also took into account the depth and strength of staffing of invest-ment professionals and administrative personnel at CRM, the portfolio managers of the Acquiring Funds and the other service providers to the Acquiring Funds, as well as Washington Mutual's and CRM's plans for distribution of the Acquir-ing Funds and the other Composite/Sierra Mutual Funds following the Mergers. In addition, the Trustees took into account the relative historical investment performance of accounts managed by CRM, on the one hand, and Sierra and the Acquired Funds' subadvisers, on the other hand. Furthermore, Trustees took into account the capital loss carry-forwards for each Acquired Fund and each Acquiring Fund, and the unrealized capital appreciation in each Acquired Fund and in the cor-responding Acquiring Fund, in each case as a percentage of the Fund's total net assets. Those percentages as of June 30, 1997 were as follows:

                                   CAPITAL LOSS                UNREALIZED CAPITAL
                               CARRY-FORWARDS (AS A        APPRECIATION (DEPRECIATION)
                          PERCENTAGE OF TOTAL NET ASSETS) (AS A PERCENTAGE OF TOTAL NET
          FUND                   ON JUNE 30, 1997           ASSETS) ON JUNE 30, 1997
          ----            ------------------------------- -----------------------------
Sierra Government Fund..              19.87%                          0.78%
Composite Government
 Fund...................               6.20%                         (0.49%)
Sierra Income Fund......              14.74%                          4.24%
Composite Income Fund...              15.91%                          1.78%
Sierra Growth & Income
 Fund...................                   *                          8.57%
Composite Growth & In-
 come Fund..............                   *                         23.02%
Sierra Global Money
 Fund...................                   *                              *
Composite Money Fund....                   *                              *
Sierra Government Money
 Fund...................                   *                              *
Composite Money Fund....                   *                              *
Sierra Municipal Fund...               4.18%                          8.56%
Composite Tax-Exempt
 Fund...................               0.78%                          7.40%

* Less than $50,000 or less than 0.01% of net assets.

 The principal reasons why the Trustees are recommending the Mergers, and the overall restructuring of the Composite/Sierra Mutual Funds of which the Merg-ers are a part, are as follows:

  (i) DECREASED OR UNCHANGED OVERALL EXPENSES. The Mergers are expected to re-sult in aggregate operating expenses that, absent any waiver of management fees or reimbursement of expenses, would be lower than those currently borne by most of the Acquired Funds as described more fully in the Overview under "Operating Expenses." Furthermore, CRM has voluntarily undertaken to waive a portion of its management fee, if necessary, to limit the expenses of the Ac-quiring Funds at least through the end of 1998, as described more fully in the Overview under "Operating Expenses". Of course, there can be no assurance that the Mergers will continue to result in savings in operating expenses to shareholders.

  (ii) CRM'S BUSINESS PLAN FOR THE COMPOSITE/SIERRA FUNDS. Washington Mutual has decided to consolidate the investment advisory businesses of Sierra and CRM and has recommended the consolidation of the Sierra Funds and the Compos-ite Funds. In accepting this recommendation, the Trustees considered the re-sources of Washington Mutual and its affiliates that would be made available to CRM and the Acquiring Funds. The Trustees also considered CRM's experience as adviser and service provider to the Composite Funds.

  (iii) APPROPRIATE INVESTMENT OBJECTIVES, DIVERSIFICATION, ETC. The invest-ment objective, policies, and restrictions of each Acquiring Fund are compat-ible with those of the corresponding Acquired Fund, and the Trustees believe that an investment in shares of the Acquiring Fund (whose portfolio will have been combined with that of the Acquired Fund) will provide shareholders with an investment opportunity comparable to that currently afforded by the Ac-quired Fund, with the potential for reduced investment risk because of the opportunities for additional diversification of portfolio investments through increased Fund assets.

  (iv) CONTINUED INVESTMENT IN A MUTUAL FUND WITHOUT RECOGNITION OF GAIN OR LOSS FOR FEDERAL INCOME TAX PURPOSES. The proposed reorganization will permit Acquired Fund shareholders to keep their investment in an open-end mutual fund, without recognition of gain or loss for federal income tax purposes. If the Acquired Funds were to liquidate and shareholders were to receive the net asset value of their shares in liq-uidating distributions, gain or loss would be recognized for federal income tax purposes. (The Mergers of the Sierra Global Money Fund and the Sierra Government Money Fund could result in the recognition of a nominal capital gain (or loss) by shareholders for federal income tax purposes. See "Informa-tion About the Mergers--Federal Income Tax Consequences" below.)

  (v) LARGER, MORE INTEGRATED FUND COMPLEX. The restructuring of the Composite/Sierra Mutual Funds (which is subject to satisfaction of a number of conditions, including shareholder approval of the Mergers) should reduce confusion for shareholders between funds within the same family with similar names and/or investment objectives. Commencing in the second quarter of 1998, the restructuring of the Composite/Sierra Mutual Funds will give shareholders broader exchange privileges among funds.

INFORMATION ABOUT THE MERGERS

 AGREEMENT AND PLAN OF REORGANIZATION. Each proposed Agreement and Plan of Re-organization provides that the relevant Acquiring Fund will acquire all of the assets of the corresponding Acquired Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and for the issu-ance of the Class A, Class B, Class I and Class S Merger Shares, all as of the Exchange Date (defined in each Agreement to be December 26, 1997 or such other date as may be agreed upon by the Acquiring Fund and the Acquired Fund). The following discussion of the Agreements is qualified in its entirety by the full text of each Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

 Each Acquired Fund will sell all of its assets to the corresponding Acquiring Fund, and, in exchange, the Acquiring Fund will assume all of the liabilities of the Acquired Fund and deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to its Class A shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class A shares of the Acquired Fund, (ii) a number of full and fractional Class B Merger Shares having an aggregate net as-set value equal to the value of assets of the Acquired Fund attributable to its Class B shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class B shares of the Acquired Fund,
(iii) a number of full and factional Class I Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attribut-able to its Class I shares, less the value of the liabilities of the Acquired Fund assumed by the Acquiring Fund attributable to the Class I shares of the Acquired Fund and (iv) a number of full and fractional Class S Merger Shares having an aggregate net asset value equal to the value of assets of the Ac-quired Fund attributable to its Class S shares, less the value of the liabili-ties of the Acquired Fund assumed by the Acquiring Fund attributable to the Class S shares of the Acquired Fund.

 Immediately following the Exchange Date, each Acquired Fund will distribute pro rata to its shareholders of record as of the close of business on the Ex-change Date the full and fractional Merger Shares received by the Acquired Fund, with Class A Merger Shares being distributed to holders of Class A shares of the Acquired Fund, Class B Merger Shares being distributed to holders of Class B shares of the Acquired Fund, Class I Merger Shares being distributed to holders of Class I shares of the Acquired Fund and Class S Merger Shares being distributed to holders of Class S shares of the Acquired Fund. As a result of the proposed transaction, each holder of Class A, Class B, Class I and Class S shares of the Acquired Fund will receive a number of Class A, Class B, Class I and Class S Merger Shares equal in aggregate value at the Exchange Date to the value of the Class A, Class B, Class I and Class S shares, respectively, of the Acquired Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the corresponding Ac-quiring Fund in the names of the Acquired Fund shareholders, each account rep-resenting the respective number of full and fractional Class A, Class B, Class I and Class S Merger Shares due such shareholder. Because the shares of the Ac-quiring Funds will not be represented by certificates, certificates for Merger Shares will not be issued.

 The consummation of each Merger is subject to the conditions set forth in the Agreement, any of which may be waived. The Agreement may be terminated and the Merger abandoned at any time, before or after approval by the shareholders of each Acquired Fund, prior to the Exchange Date, by mutual consent of the rele-vant Funds or, if any condition set forth in the Agreement has not been ful-filled and has not been waived by the party entitled to its benefits, by such
party. The Agree     -
ment provides that each Merger need not be consummated if the Trustees of the Sierra Trust shall have concluded in good faith, prior to the Exchange Date, that the Merger would not be in the best interests of the Acquired Fund's shareholders.

 All legal and accounting fees and expenses, printing and other fees and ex-penses (other than portfolio transfer taxes (if any), brokerage and other sim-ilar expenses, all of which will be borne by the relevant Fund) incurred in connection with the consummation of the transactions contemplated by the Agreement will be borne by CRM. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").

 DESCRIPTION OF THE MERGER SHARES. Full and fractional Merger Shares will be issued to each Acquired Fund's shareholders in accordance with the procedure under the Agreement as described above. The Merger Shares are Class A, Class B, Class I and Class S shares of the Acquiring Fund, which have characteris-tics substantially similar to those of the corresponding class of Acquired Fund shares with respect to sales charges, CDSCs, conversion and 12b-1 servic-ing and distribution fees. Investors purchasing Class A shares of the Acquir-ing Funds generally pay a sales charge of up to 5.75% at the time of purchase, but Acquired Funds shareholders receiving Class A Merger Shares in the Merger will not pay a sales charge on such shares. Class A shares of the Acquiring Funds are generally not subject to redemption fees, except that certain pur-chases of Class A shares of the Acquiring Funds which are not subject to a front-end sales load are subject to a CDSC of up to 1% if redeemed within two years after purchase. Class A shares of the Acquiring Funds (except for the Composite Money Fund) are generally subject to a 12b-1 servicing fee at the annual rate of 0.25% of the net assets attributable to the Fund's Class A shares. Class B and Class S shares of the Acquiring Funds are sold without a front end sales charge, but are subject to a CDSC of up to 5% if redeemed within six years of original purchase. Class B and Class S shares of the Ac-quiring Funds are also subject to 12b-1 distribution and servicing fees at the annual rates of 0.75% and 0.25%, respectively, of the Fund's average daily net assets attributable to Class B or Class S shares. Class B and Class S shares of the Acquiring Funds will convert automatically into Class A shares after they have been held for approximately eight years. Class I shares of the Ac-quiring Funds (which are available for purchase only by the SAM Portfolios and are not sold directly to investors) are sold without a front-end sales load or CDSC, are not subject to 12b-1 fees and do not convert into any other class of shares. For purposes of determining the CDSC payable on redemption of Class A, Class B or Class S Merger Shares received by holders of Class A, Class B or Class S shares of the Acquired Fund, as well as the conversion date of Class B and Class S Merger Shares, such shares will be treated as having been pur-chased as of the dates that, and for the price (adjusted to reflect the Merg-er) at which, such shareholders originally purchased their Class A, Class B or Class S shares, as the case may be, of the Acquired Fund, and the CDSC will be applied at the same rate as was in effect for the Acquiring Fund at the time the shares of the Acquired Fund were originally purchased. See "Distribution Plans" and "Alternative Purchase Arrangements" in Appendix C for more informa-tion about the characteristics of Class A, Class B, Class I and Class S shares of the Acquiring Funds, including certain proposed changes to the Rule 12b-1 plans for the Acquiring Funds' Class A shares.

 CERTAIN PAYMENTS BY THE DISTRIBUTOR. In connection with the sale of Class B and Class S shares of the Acquired Funds, Sierra Services pays commissions to broker-dealers from its own assets that it expects to recover over time through the receipt of distribution fees in connection with the Acquired Funds' Class B and Class S shares and the receipt of any CDSC on Class B and Class S shares. The total amount of such commissions paid by Sierra Services with respect to the Acquired Funds before the consummation of the proposed Mergers will likely exceed the amounts recovered by Sierra Services by that time. Such unrecovered amounts do not represent a liability of the Acquired Funds and, consequently, the Acquiring Funds will not assume any such liabil-ity in connection with the consummation of the Mergers. However, to the extent Sierra Services has not fully recovered such commissions before the consumma-tion of the proposed Mergers, it is anticipated that the Composite Trust's Trustees will consider such unrecovered amounts, among other factors, in de-termining whether to continue payments of distribution fees in the future with respect to Class B and Class S shares of the Acquiring Funds.

 As of June 30, 1997, the expenses incurred by Sierra Services in distributing shares of the Sierra Trust were approximately $881,247 in excess of payments under the Sierra Trust's Distribution and Servicing Plan with respect to Class B shares and $605,875 in excess of payments under the Sierra Trust's Distribu-tion and Servicing Plan with respect to Class S shares.

 DECLARATION OF TRUST. Each of the Merger Shares will be fully paid and nonas-sessable by the Composite Trust when issued, will be transferable without re-striction, and will have no preemptive or conversion rights, except that Class B and Class S Merger Shares convert automatically into Class A shares as de-scribed above. The Composite Trust's Agreement and Declaration of Trust (the "Composite Declaration of Trust") permits the Composite Trust to divide its shares, without shareholder approval, into two or more series of shares repre-senting separate investment portfolios and to further divide any such series, without shareholder approval, into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees may determine. Each Acquiring Fund's shares are currently divided into four clas-ses: Class A, Class B, Class I and Class S.

 Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obliga-tions of the trust. However, the Composite Declaration of Trust disclaims shareholder liability for acts or obligations of the Composite Trust and/or the Acquiring Funds and requires that notice of such disclaimer be given in each agreement, undertaking, or obligation entered into or executed by the Composite Trust, the Acquiring Funds or the Composite Trust's Trustees. The Composite Declaration of Trust provides for indemnification out of Acquiring Fund property for all loss and expense of any shareholder held personally lia-ble for the obligations of the Acquiring Fund. Thus, the risk of a sharehold-er's incurring financial loss from shareholder liability is limited to circum-stances in which the Acquiring Fund would be unable to meet its obligations. The likelihood of such a circumstance is considered remote. The shareholders of each Acquired Fund are currently subject to substantially the same risk of shareholder liability, under Massachusetts law and the Sierra Declaration of Trust.

 Except as otherwise noted below, the provisions of the Composite Declaration of Trust are substantially similar to those of the Sierra Declaration of Trust. The Composite Declaration of Trust provides that Trustees may be re-moved by a majority of the Trustees, whereas the Sierra Declaration of Trust provides that Trustees may be removed by two-thirds vote of the Trustees or by vote of shareholders holding at least two-thirds of the outstanding shares of the Sierra Trust. In addition, the Sierra Declaration of Trust provides that shareholders holding 10% or more of the outstanding shares of the Sierra Trust may call a meeting of shareholders to consider the removal of any Trustee. The Composite Declaration of Trust specifies no minimum number of Trustees, while the Sierra Declaration of Trust specifies a minimum of two Trustees.

 Unlike the Composite Declaration of Trust, the Sierra Declaration of Trust provides that the liquidation of any fund requires the approval not only of a majority of the Trustees, but also of a "majority of the outstanding voting securities" of the fund, as defined in the 1940 Act, which means the lesser of
(A) 67% or more of the shares of the fund present at a meeting, if the holders of more than 50% of the outstanding shares of the fund are present or repre-sented by proxy, or (B) more than 50% of the outstanding shares of the fund. The Composite Declaration of Trust requires only the vote of a majority of the Trustees for the liquidation of any fund. The Composite Declaration of Trust provides that the Composite Trust or any fund thereof may be terminated by vote of at least 50% of the shares of each fund entitled to vote (voting sepa-rately by fund) or by a majority of the Trustees by written notice to share-holders, whereas the Sierra Declaration of Trust provides that the Sierra Trust may be terminated only by both the vote of a majority of the outstanding voting securities of each fund and the vote of a majority of the Trustees.

 The Composite Declaration of Trust provides that a quorum for a meeting of shareholders is 10% of the shares entitled to vote at the meeting, while the Sierra Declaration of Trust provides that a quorum for a meeting of sharehold-ers is a majority of the shares entitled to vote at the meeting.

 BOARD OF TRUSTEES. The Composite Trust's Board of Trustees currently consists of each Director of the Acquiring Funds. It is proposed that, prior to the completion of the Mergers, each Trustee of the Sierra Trust will be added to the Board of Trustees of the Composite Trust, subject to the approval of the shareholders of the Acquiring Funds and the other mutual funds currently man-aged by CRM. Pursuant to Proposal 1, each Director of the Acquiring Funds has been nominated to serve as a Trustee of the Sierra Trust, subject to the approval of the Sierra Trust's shareholders. The members of the Composite Trust's Board of Trustees, who are responsible for overseeing the affairs of the Acquiring Funds, are currently Wayne L. Attwood, M.D., Kristianne Blake, Anne V. Farrell, Michael K. Murphy, William G. Papesh, Daniel L. Pavelich, Jay Rockey and Richard C. Yancey, and they have recommended that the shareholders of the Acquiring Funds vote to elect the following Trustees of the Sierra Trust to the Acquiring Funds' Boards of Directors and that such persons be added to the Composite Trust's Board of Trustees immediately prior to the
Mergers: Arthur H. Bernstein, David E. Anderson, Edmond R. Davis, John W. En-glish and Alfred E. Osborne, Jr. See Proposal 1 above for further information.

 FEDERAL INCOME TAX CONSEQUENCES. Except in the case of the Mergers of the Si-erra Global Money Fund and the Sierra Government Money Fund with the Composite Money Fund, as a condition to each Acquired Fund's obligation to consummate the Merger, the Acquired Fund will receive an opinion from Ropes & Gray, spe-cial counsel to the Composite Trust, to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court deci-sions, for federal income tax purposes: (i) under Section 361 of the Code, no gain or loss will be recognized by the Acquired Fund as a result of the reor-ganization; (ii) under Section 354 of the Code, no gain or loss will be recog-nized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) under
Section 358 of the Code, the tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the basis of the Acquired Fund shares; (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Merger Shares received pursu-ant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Acquired Fund shares as a capital asset; (v) under Sec-tion 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund as a result of the reorganization; (vi) under Section 362(b) of the Code, the Acquiring Fund's tax basis in the assets that the Acquiring Fund receives from the Acquired Fund will be the same as the Acquired Fund's basis in such assets; and (vii) under Section 1223(2) of the Code, the Acquiring Fund's holding period in such assets will include the Acquired Fund's holding period in such assets. The opinion will be based on certain factual certifications made by officers of the Sierra Trust, the Composite Trust and the Acquiring Funds, and will also be based on customary assumptions.

 Prior to the Exchange Date, each Acquired Fund will declare a distribution to shareholders which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Exchange Date.

 In the case of the Mergers of the Sierra Global Money Fund and the Sierra Government Money Fund with the Composite Money Fund, such Mergers may, depend-ing on the level of redemptions experienced by these Acquired Funds prior to their Mergers, result in shareholders of such Acquired Funds recognizing a capital gain or loss for federal income tax purposes to the extent that the fair market value of the Acquiring Fund shares received in the Merger is greater or less than the adjusted basis of the Acquired Fund shares held by such shareholder. Because these Funds attempt to maintain a stable net asset value of $1.00 per share, however, the amount of any such capital gain or loss is expected to be negligible.

 CAPITALIZATION. The following tables show the capitalization of each Acquir-ing Fund and each Acquired Fund as of June 30, 1997 and of each Acquiring Fund on a pro forma basis as of that date, giving effect to the proposed acquisi-tion by the Acquiring Fund of the assets and liabilities of the Acquired Fund at net asset value:

                             CAPITALIZATION TABLES

                                 JUNE 30, 1997
                                  (UNAUDITED)

                                           SIERRA         COMPOSITE    PRO FORMA
                                       GOVERNMENT FUND GOVERNMENT FUND COMBINED
                                       --------------- --------------- ---------
--------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................     $258,553        $119,431     $377,984
 Class B.............................       20,370           2,898       23,268
 Class S.............................        9,088              --        9,088
 Class I.............................       81,920              --       81,920
--------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................       27,040          11,437       36,205
 Class B.............................        2,130             278        2,229
 Class S.............................          951              --          870
 Class I.............................        8,567              --        7,847
--------------------------------------------------------------------------------
Net asset value per share
 Class A*............................        $9.56          $10.44       $10.44
 Class B*............................         9.56           10.44        10.44
 Class S*............................         9.56              --        10.44
 Class I.............................         9.56              --        10.44
--------------------------------------------------------------------------------
                                           SIERRA         COMPOSITE    PRO FORMA
                                         INCOME FUND     INCOME FUND   COMBINED
                                       --------------- --------------- ---------
--------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.............................     $195,531         $80,302     $275,833
 Class B.............................       20,982           7,303       28,285
 Class S.............................        2,121              --        2,121
 Class I.............................        7,278              --        7,278
--------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A.............................       18,967           8,734       30,015
 Class B.............................        2,035             793        3,072
 Class S.............................          206              --          231
 Class I.............................          706              --          792
--------------------------------------------------------------------------------
Net asset value per share
 Class A*............................       $10.31           $9.19        $9.19
 Class B*............................        10.31            9.21         9.21
 Class S*............................        10.31              --         9.19
 Class I.............................        10.31              --         9.19
--------------------------------------------------------------------------------

* Redemption price per share is equal to net asset value less any applicable
  CDSC.

                                 SIERRA GROWTH COMPOSITE GROWTH    PRO FORMA
                                 & INCOME FUND  & INCOME FUND       COMBINED
                                 ------------- ---------------- ----------------
--------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.......................    $162,818        $215,534         $378,352
 Class B.......................      35,454          34,362           69,816
 Class S.......................      12,965              --           12,965
 Class I.......................     132,507              --          132,507
--------------------------------------------------------------------------------
Shares outstanding (000's omit-
 ted)
 Class A.......................      11,210          12,010           21,078
 Class B.......................       2,465           1,926            3,913
 Class S.......................         902              --              722
 Class I.......................       9,112              --            7,382
--------------------------------------------------------------------------------
Net asset value per share
 Class A*......................      $14.52          $17.95           $17.95
 Class B*......................       14.38           17.84            17.84
 Class S*......................       14.38              --            17.95
 Class I.......................       14.54              --            17.95
--------------------------------------------------------------------------------
                                                                   PRO FORMA
                                                                    COMBINED
                                                                  (FOR MERGER
                                                                      WITH
                                 SIERRA GLOBAL    COMPOSITE      SIERRA GLOBAL
                                  MONEY FUND      MONEY FUND    MONEY FUND ONLY)
                                 ------------- ---------------- ----------------
--------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.......................    $104,302        $256,222         $360,524
 Class B.......................       1,314             217            1,531
 Class S.......................       6,909              --            6,909
 Class I.......................      79,002              --           79,002
--------------------------------------------------------------------------------
Shares outstanding (000's omit-
 ted)
 Class A.......................     104,654         256,222          360,523
 Class B.......................       1,309             217            1,531
 Class S.......................       6,880              --            6,908
 Class I.......................      78,668              --           79,002
--------------------------------------------------------------------------------
Net asset value per share
 Class A.......................       $1.00           $1.00            $1.00
 Class B.......................        1.00            1.00             1.00
 Class S.......................        1.00              --             1.00
 Class I.......................        1.00              --             1.00
--------------------------------------------------------------------------------

*Redemption price per share is equal to net asset value less any applicable
 CDSC.

                                     SIERRA                PRO FORMA COMBINED
                                   GOVERNMENT COMPOSITE  (FOR MERGER WITH SIERRA
                                   MONEY FUND MONEY FUND  GOVERNMENT FUND ONLY)
                                   ---------- ---------- -----------------------
--------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A.........................   $30,518    $256,222         $286,740
 Class B.........................     1,801         217            2,018
 Class S.........................       346          --              346
 Class I.........................         1          --                1
--------------------------------------------------------------------------------
Shares outstanding (000's omit-
 ted)
 Class A.........................    30,529     256,222          286,740
 Class B.........................     1,802         217            2,018
 Class S.........................       346          --              346
 Class I.........................         1          --                1
--------------------------------------------------------------------------------
Net asset value per share
 Class A.........................     $1.00       $1.00            $1.00
 Class B.........................      1.00        1.00             1.00
 Class S.........................      1.00          --             1.00
 Class I.........................      1.00          --             1.00
--------------------------------------------------------------------------------

                                          SIERRA                         PRO FORMA COMBINED
                          SIERRA GLOBAL GOVERNMENT COMPOSITE      (FOR MERGERS WITH SIERRA GLOBAL
                           MONEY FUND   MONEY FUND MONEY FUND MONEY AND SIERRA GOVERNMENT MONEY FUNDS)
                          ------------- ---------- ---------- ----------------------------------------
------------------------------------------------------------------------------------------------------
Net assets (000's omit-
 ted)
 Class A................    $104,302     $30,518    $256,222                  $391,042
 Class B................       1,314       1,801         217                     3,333
 Class S................       6,909         346          --                     7,255
 Class I................      79,002           1          --                    79,003
------------------------------------------------------------------------------------------------------
Shares outstanding
 (000's omitted)
 Class A................     104,654      30,529     256,222                   391,042
 Class B................       1,309       1,802         217                     3,333
 Class S................       6,880         346          --                     7,255
 Class I................      78,668           1          --                    79,003
------------------------------------------------------------------------------------------------------
Net asset value per
 share
 Class A................       $1.00       $1.00       $1.00                     $1.00
 Class B................        1.00        1.00        1.00                      1.00
 Class S................        1.00        1.00          --                      1.00
 Class I................        1.00        1.00          --                      1.00
------------------------------------------------------------------------------------------------------

                                             SIERRA     COMPOSITE TAX- PRO FORMA
                                         MUNICIPAL FUND  EXEMPT FUND   COMBINED
                                         -------------- -------------- ---------
--------------------------------------------------------------------------------
Net assets (000's omitted)
 Class A...............................     $182,262       $192,465    $374,727
 Class B...............................        6,001          6,664      12,665
 Class S...............................            1             --           1
 Class I...............................            1             --           1
--------------------------------------------------------------------------------
Shares outstanding (000's omitted)
 Class A...............................       16,333         24,540      47,797
 Class B...............................          538            850       1,615
 Class S...............................          0.1             --         0.2
 Class I...............................          0.1             --         0.1
--------------------------------------------------------------------------------
Net asset value per share
 Class A*..............................       $11.16          $7.84       $7.84
 Class B*..............................        11.16           7.84        7.84
 Class S*..............................        11.16             --        7.84
 Class I...............................        11.16             --        7.84
--------------------------------------------------------------------------------

* Redemption price per share is equal to net asset value less any applicable
  CDSC.

 Pro forma financial statements of the Acquiring Funds as of and for the fis-cal year ended December 31, 1996 (October 31, 1996 in the case of the Compos-ite Growth & Income Fund) and as of and for the six months ended June 30, 1997 (April 30, 1997 in the case of the Composite Growth & Income Fund) are in-cluded in the Merger SAI. Because each Agreement provides that the Acquiring Fund will be the surviving Fund following the Merger and because the Acquiring Fund's investment objective and policies will, except as noted, remain un-changed, the pro forma financial statements reflect the transfer of the assets and liabilities of the Acquired Fund to the Acquiring Fund as contemplated by the Agreement.

--------------------------------------------------------------------------------

INFORMATION ABOUT THE ACQUIRED FUNDS

 Other information regarding the Acquired Funds, including information with respect to their investment objectives, policies and restrictions and finan-cial history may be found in the Merger SAI, the Sierra Prospectuses, the Si-erra SAI and the Sierra Annual Report, which are available upon request by calling 1-800-222-5852.

 Proxy reports, proxy materials, and information statements and other informa-tion filed by the Sierra Trust with respect to the Acquired Funds can be in-spected and copied at the Public Reference Facilities maintained by the Secu-rities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such mate-rial can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washing-ton, D.C. 20549, at prescribed rates.

--------------------------------------------------------------------------------

INFORMATION ABOUT THE ACQUIRING FUNDS

 Other information relating to the Acquiring Funds, including information in respect of their investment objectives, policies and restrictions and finan-cial history may be found in Appendix C to this Prospectus/ Proxy Statement, as well as in the Merger SAI, the Composite Prospectuses, the Composite SAIs, the Composite Annual Reports and the Composite Semi-Annual Reports, which are available upon request by calling 1-800-543-8072. To the extent that any in-formation in respect of the Acquiring Funds found in any such document is in-consistent with the information contained in this Prospectus/Proxy Statement, this Prospectus/Proxy Statement should be deemed to supersede such other docu-ment. Certain information and commentary from the Composite Annual Reports re-lating to the Acquiring Funds' recent investment performance is set forth in Appendix B to this Prospectus/Proxy Statement.

 Proxy reports, proxy materials, and information statements and other informa-tion filed by the Acquiring Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chi-cago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

--------------------------------------------------------------------------------

VOTING INFORMATION

 RECORD DATE, QUORUM AND METHOD OF TABULATION. Shareholders of record of each Acquired Fund at the close of business on October 29, 1997 (the "Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of a majority of the Class A, Class B, Class I and Class S shares of each Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting with respect to that Fund. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally. Class A, Class B, Class I and Class S shareholders of each Acquired Fund vote to-gether as a single class in connection with the approval or disapproval of the Mergers. Shareholders of each Acquired Fund will vote only on the approval or disapproval of that Fund's Merger. Shareholders of all Acquired Funds, along with the shareholders of the other funds in the Sierra Trust, will vote together as a single class on the election of the Sierra Trust's Board of Trustees. As noted above, if the nominees are elected and if the in-dividuals already serving on the Sierra Trust's Board are elected Trustees of the Composite Trust, the Sierra Trust and the Composite Trust will have iden-tical Boards of Trustees.

 Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Sierra Trust as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of the Proposal for pur-poses of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretion-ary voting power on a particular matter) as shares that are present and enti-tled to vote on the matter for purposes of determining the presence of a quo-rum. So long as a quorum is present, abstentions and broker non-votes have the effect of negative votes on the Proposals relating to the Mergers, and no ef-fect on the election of Trustees. Class I shares of the Acquired Funds which are held by the SAM Portfolios are required to be voted for, voted against or withheld from voting on each Proposal in the same proportion as are the other outstanding shares of the Acquired Funds.

 The Acquiring Funds will use procedures similar to those described in the foregoing paragraph at the meeting of shareholders of the Acquiring Funds to be held on or about December 23, 1997 to vote on the approval of disapproval of the Reorganizations of the Acquiring Funds (which is a condition to the Mergers) and the election of the Sierra Trust's Trustees as Directors of the Acquiring Funds (and, indirectly, as Trustees of the Composite Trust), as well as other matters, including certain changes to fundamental investment restric-tions. Shareholders of record of each Acquiring Fund as of October 27, 1997 will be entitled to notice of and to vote at such meeting. Approval of the Re-organization of each Acquiring Fund will require the affirmative vote of two-thirds of the outstanding shares of such Acquiring Fund, voting together as a single class.

 SHARES OUTSTANDING AND BENEFICIAL OWNERSHIP. As of the Record Date, as shown on the books of the Sierra Trust, there were issued and outstanding the fol-lowing number of shares of beneficial interest of each class of each Acquired
Fund:

                             CLASS A        CLASS B       CLASS S       CLASS I
                          -------------- ------------- ------------- --------------
Sierra Government Fund..  23,861,754.884 1,965,782.858   853,626.239  8,843,114.744
Sierra Income Fund......  16,648,088.825 1,893,434.979   174,999.253    709,483.253
Sierra Growth & Income
 Fund...................  10,179,333.219 2,466,661.861   782,343.245  8,666,387.498
Sierra Global Money
 Fund...................  95,545,954.290 1,210,520.800 7,260,055.970 81,498,393.350
Sierra Government Money
 Fund...................  29,847,709.930 1,772,016.320   386,719.740 11,041,058.780
Sierra Municipal Fund...  14,941,166.436   528,331.508       121.430         98.896

 As of the Record Date, the officers and Trustees of the Sierra Trust and the Composite Trust and the officers and Directors of the Acquiring Funds as a group beneficially owned less than 1% of the outstanding shares of each class of each Acquired Fund. As of October 1, 1997 in the case of the Acquired Funds and October 27, 1997 in the case of the Acquiring Funds, to the best of the knowledge of the Sierra Trust and the Composite Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Acquired Funds and the Acquiring Funds:

                                                                      PRO FORMA
                                                                      PERCENTAGE
                                                                      OWNERSHIP
                                               NUMBER OF   PERCENTAGE FOLLOWING
                                              SHARES OWNED OWNERSHIP   MERGERS
                                              ------------ ---------- ----------
SIERRA GOVERNMENT FUND
SAM Balanced Portfolio.......................   4,410,921     12%         9%
c/o Sierra Advisors
9301 Corbin Avenue, Suite 333
Northridge, CA 91324
SIERRA GROWTH & INCOME FUND
SAM Balanced Portfolio.......................   3,637,675     16%        11%
c/o Sierra Advisors
9301 Corbin Avenue, Suite 333
Northridge, CA 91324
SAM Growth Portfolio.........................   3,631,457     16%        11%
c/o Sierra Advisors
9301 Corbin Avenue, Suite 333
Northridge, CA 91324
SAM Capital Growth Portfolio.................   1,133,456      5%         3%
c/o Sierra Advisors
9301 Corbin Avenue, Suite 333
Northridge, CA 91324
SIERRA GLOBAL MONEY FUND
SAM Balanced Portfolio.......................  42,616,156     23%        10%
c/o Sierra Advisors
9301 Corbin Avenue, Suite 333
Northridge, CA 91324
SAM Growth Portfolio.........................  28,433,764     15%         6%
c/o Sierra Advisors
9301 Corbin Avenue, Suite 333
Northridge, CA 91324
COMPOSITE INCOME FUND
BHC Securities...............................     667,508      7%         2%
2005 Market Street
Philadelphia, PA 19103
COMPOSITE GROWTH & INCOME FUND
BHC Securities...............................   3,525,462     21%        11%
2005 Market Street
Philadelphia, PA 19103
COMPOSITE MONEY FUND
Rainier Trust................................  69,963,790     26%        16%
1201 3rd Ave.
Seattle, WA 98101

 SOLICITATION OF PROXIES. Solicitation of proxies by personal interview, mail, and telephone, may be made by officers and Trustees of the Sierra Trust and the Composite Trust, officers and Directors of the Acquiring Funds and employ-ees of Sierra and CRM and their affiliates. In addition, the firm of D.F. King & Co., Inc. ("D.F. King") has been retained to assist in the solicitation of proxies. The costs for solicitation of proxies, like the other costs associ-ated with the general restructuring of the Composite/Sierra Mutual Funds, will be borne by CRM. See "Information About the Mergers."

 D.F. King may call shareholders to ask if they would be willing to have their votes recorded by telephone. The telephone voting procedure is designed to au-thenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been recorded properly.

Shareholders voting by telephone would be asked for their social security num-ber or other identifying information, and would be given an opportunity to au-thorize proxies to vote their shares in accordance with their instructions. To ensure that the shareholders' instructions have been recorded correctly, they will receive a confirmation of their instructions in the mail. A special toll-free number will be available in case the information contained in the confir-mation is incorrect. Although a shareholder's vote may be taken by telephone, each shareholder will receive a copy of this Prospectus/Proxy Statement, and may vote by mail using the enclosed proxy card. Shareholders may contact D.F. King at 1-800-848-3374.

 REVOCATION OF PROXIES. Any shareholder giving a proxy has the power to revoke it by mail (addressed to the Sierra Trust's Secretary at the principal office of the Sierra Trust at P.O. Box 5118, Westboro, Massachusetts 01581) or in person at the Meeting, by executing a superseding proxy, or by submitting a notice of revocation to the Secretary of the Sierra Trust. All properly exe-cuted proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the election of all of the nominees to the Sierra Trust's Board of Trustees (set forth in Proposal 1 of the Notice of Meeting) and FOR the proposal (set forth in Proposals 2, 3, 4, 5, 6 and 7 of the Notice of Meeting) to implement the Merger with respect to the relevant Acquired Fund.

 SHAREHOLDER PROPOSALS AT FUTURE MEETINGS OF SHAREHOLDERS. The Sierra Declara-tion of Trust does not provide for annual meetings of shareholders, and the Sierra Trust does not currently intend to hold such a meeting for shareholders of the Acquired Funds in 1997 or 1998. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Acquired Funds' sharehold-ers must be received by the Sierra Trust a reasonable period of time prior to any such meeting. If the Mergers are consummated, the Acquired Funds' exist-ence will terminate in December 1997 or shortly thereafter, after which there would be no meetings of the shareholders of the Acquired Funds.

 ADJOURNMENT. If sufficient votes in favor of any proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a plurality of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. If the Meeting is adjourned only with respect to one Proposal, any other Proposal may still be acted upon by the shareholders. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Proposal. They will vote against any such adjournment those proxies required to be voted against the Proposal.

November 7, 1997

                                  APPENDIX A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

  This Agreement and Plan of Reorganization (the "Agreement") is made as of
November  , 1997 in    ,    , by and between the Sierra Trust Funds, a Massa-
chusetts business trust (the "Sierra Trust"), on behalf of its      Fund se-
ries (the "Acquired Fund") and The Composite Funds, a Massachusetts business
trust (the "Composite Trust"), on behalf of its Composite     Fund series (the
"Acquiring Fund").

PLAN OF REORGANIZATION

 (a) Pursuant to an Agreement and Plan of Reorganization dated as of November , 1997 by and between the Composite Trust, on behalf of the Acquiring Fund,
and Composite     Fund, Inc., an open-end, diversified management investment company incorporated under the laws of the State of Washington, on behalf of
its     series (such corporation or series, as the context requires, the "Ex-
isting Composite Fund"), the Acquiring Fund will, subject to the conditions set forth in such Agreement and Plan of Reorganization, acquire substantially all of the assets and properties of the Existing Composite Fund in exchange for which the Acquiring Fund will assume all of the liabilities of the Exist-ing Composite Fund and will deliver to the Existing Composite Fund Class A and Class B shares of beneficial interest of the Acquiring Fund having the same aggregate net asset value as the outstanding Class A and Class B shares of the Existing Composite Fund. In connection with the foregoing, the Existing Com-posite Fund will distribute its shares in complete liquidation of the Existing Composite Fund. (The foregoing transaction is hereafter referred to herein as the "Composite Reorganization.")

 (b) Immediately following the Composite Reorganization, the Acquired Fund will sell, assign, convey, transfer and deliver to the Acquiring Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Acquiring Fund shall, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund (i) a number of full and fractional Class A shares of beneficial interest of the Acquiring Fund (the "Class A Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Ac-quired Fund assumed by the Acquiring Fund on that date, (ii) a number of full and fractional Class B shares of beneficial interest of the Acquiring Fund (the "Class B Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Ac-quired Fund assumed by the Acquiring Fund on that date, (iii) a number of full and fractional Class I shares of beneficial interest of the Acquiring Fund (the "Class I Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class I shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class I shares of the Ac-quired Fund assumed by the Acquiring Fund on that date, and (iv) a number of full and fractional Class S shares of beneficial interest of the Acquiring Fund (the "Class S Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class S shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class S shares of the Acquired Fund assumed by the Acquiring Fund on that date. (The Class A Merger Shares, the Class B Merger Shares, the Class I Merger Shares, and the Class S Merger Shares shall be referred to collectively as the "Merger Shares.") It is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

 (c) Upon consummation of the transactions described in paragraph (b) of this Agreement, the Acquired Fund shall distribute in complete liquidation to its Class A, Class B, Class I and Class S shareholders of record as of the Ex-change Date the Class A, Class B, Class I and Class S Merger Shares of the Ac-quiring Fund, each such shareholder being entitled to receive that proportion of such Class A, Class B, Class I and Class S Merger Shares which the number of Class A, Class B, Class I and Class S shares of beneficial interest of the Acquired Fund held by such shareholder bears to the number of Class A, Class B, Class I and Class S shares of the Acquired Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and out-standing shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

 (d) As promptly as practicable after the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provisions of the Declaration of Trust of the Sierra Trust, as amended, and applicable law, and its legal existence terminated. Any reporting responsibility of the Ac-quired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date and, if applicable, such later date on which the Acquired Fund is liquidated.

AGREEMENT

 The Acquiring Fund and the Acquired Fund agree as follows:

 1. Representations, Warranties and Agreements of the Acquiring Fund. The Ac-quiring Fund represents and warrants to and agrees with the Acquired Fund that:

  a. The Acquiring Fund is a series of shares of the Composite Trust, a Massa-chusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its proper-ties and assets and to carry out its obligations under this Agreement. The Composite Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Composite Trust. Each of the Composite Trust and the Acquiring Fund has all necessary federal, state and local au-thorizations to carry on its business as now being conducted and to carry out this Agreement.

  b. Each of the Existing Composite Fund and the Composite Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

  c. A statement of assets and liabilities, statements of operations, state-ments of changes in net assets and a schedule of investments (indicating their market values) of the Existing Composite Fund as of and for the year ended December [Growth & Income: October] 31, 1996 and as of and for the six months ended June [April] 30, 1997 have been furnished to the Acquired Fund. Such statements of assets and liabilities and schedules fairly present the financial positions of the Existing Composite Fund as of the their dates and said statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby in conformity with generally accepted accounting principles.

  d. The prospectus and statement of additional information of the Existing Composite Fund, each dated April 30 [February 28], 1997 (collectively, the "Composite Prospectus"), previously furnished to the Acquired Fund, did not as of such date and does not contain as of the date hereof, with respect to the Existing Composite Fund, any untrue statements of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

  e. There are no material legal, administrative or other proceedings pending or, to the knowledge of the Composite Trust or the Acquiring Fund, threatened against the Existing Composite Fund, the Composite Trust or the Acquiring Fund, which assert liability on the part of the Existing Composite Fund, the Composite Trust or the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

  f. The Acquiring Fund has no known liabilities of a material nature, contin-gent or otherwise, other than liabilities to be assumed pursuant to the Com-posite Reorganization. The Existing Composite Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belong-ing to it on its statement of assets and liabilities as of June [April] 30, 1997 and those incurred in the ordinary course of its business as an invest-ment company since June [April] 30, 1997. Prior to the Exchange Date, the Ex-isting Composite Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or otherwise, incurred by it subse-quent to June [April] 30, 1997, whether or not incurred in the ordinary course of business.

  g. As of the Exchange Date, the Existing Composite Fund and the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of the Composite Trust's officers, are required to be filed by the Existing Compos-ite Fund or the Acquiring Fund and have paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Existing Composite Fund or the Acquiring Fund. All tax liabilities of the Existing Composite Fund or the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Existing Compos-ite Fund or the Acquiring Fund has been asserted, and no question with re-spect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

  h. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act and state se-curities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

  i. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by the Composite Trust on Form N-14 on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder and the proxy statement of the Acquired Fund relat-ing to the meeting of the Acquired Fund shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement"), on the effective date of the Registra-tion Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the share-holders meeting referred to in Section 7(a) and on the Exchange Date, the prospectus which is contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by the Composite Trust, and the Acquired Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact re-quired to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warran-ties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquired Fund to the Acquiring Fund or the Composite Trust specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

  j. There are no material contracts outstanding to which the Existing Compos-ite Fund or the Acquiring Fund is a party, other than as are or will be dis-closed in the Composite Prospectus, the Registration Statement or the Ac-quired Fund Proxy Statement.

  k. The Acquiring Fund has no shares of beneficial interest issued and out-standing. All of the issued and outstanding shares of beneficial interest of the Existing Composite Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applica-ble exemptions therefrom), or the Existing Composite Fund has taken any ac-tion necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

  l. The Acquiring Fund was established by the Trustees of the Composite Trust in order to effect the transactions described in this Agreement. It has not yet filed its first federal income tax return, and, thus, has not yet elected to be treated as a "regulated investment company" for federal income tax pur-poses. However, upon filing its first income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be a "regulated in-vestment company" and until such time will take all steps necessary to ensure that it qualifies for taxation as a "regulated investment company" under Sec-tions 851 and 852 of the Code. The Existing Composite Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Code.

  m. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

  n. The Merger Shares to be issued to the Acquired Fund have been duly autho-rized and, when issued and delivered pursuant to this Agreement, will be le-gally and validly issued and will be fully paid and non-assessable by the Ac-quiring Fund, and no shareholder of the Acquiring Fund will have any preemp-tive right of subscription or purchase in respect thereof.

  o. All issued and outstanding shares of the Existing Composite Fund are, and at the Exchange Date all issued and outstanding shares of the Existing Com-posite Fund and the Acquiring Fund will be, will be duly authorized, validly issued, fully paid and non-assessable by the Existing Composite Fund. Neither the Existing Composite Fund nor the Acquiring Fund has outstanding any op-tions, warrants or other rights to subscribe for or purchase any Existing Composite Fund or Acquiring Fund shares, nor is there outstanding any secu-rity convertible into any Existing Composite Fund or Acquiring Fund shares.

 2. Representations, Warranties and Agreements of the Acquired Fund. The Ac-quired Fund represents and warrants to and agrees with the Acquiring Fund that:

  a. The Acquired Fund is a series of shares of the Sierra Trust, a Massachu-setts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement. The Sierra Trust is qualified as a foreign association in every jurisdiction where required, except to the ex-tent that failure to so qualify would not have a material adverse effect on the Sierra Trust. Each of the Sierra Trust and the Acquired Fund has all nec-essary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

  b. The Sierra Trust is registered under the 1940 Act as an open-end manage-ment investment company, and such registration has not been revoked or re-scinded and is in full force and effect.

  c. A statement of assets and liabilities, statements of operations, state-ments of changes in net assets and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the year ended June 30, 1997 have been furnished to the Acquiring Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Ac-quired Fund as of their date, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the periods covered thereby, in conformity with generally accepted accounting principles.

  d. The current prospectus and statement of additional information of the Si-erra Trust, each dated October 31, 1997 (collectively, the "Sierra Prospec-tus"), which has been previously furnished to the Acquiring Fund, did not contain as of such dates and does not contain, with respect to the Sierra Trust and the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

  e. There are no material legal, administrative or other proceedings pending or, to the knowledge of the Sierra Trust or the Acquired Fund, threatened against the Sierra Trust or the Acquired Fund, which assert liability on the part of the Sierra Trust or the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judg-ment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplat-ed.

  f. There are no material contracts outstanding to which the Acquired Fund is a party, other than as are disclosed in the Sierra Trust's registration statement on Form N-1A or the Sierra Prospectus.

  g. The Acquired Fund has no known liabilities of a material nature, contin-gent or otherwise, other than those shown on the Acquired Fund's statement of assets and liabilities as of June 30, 1997 referred to above and those in-curred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known lia-bilities and will advise the Acquiring Fund of all material liabilities, con-tingent or otherwise, incurred by it subsequent to June 30, 1997, whether or not incurred in the ordinary course of business.

  h. As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of the Sierra

 Trust's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Ac-quired Fund have been adequately provided for on its books, and no tax defi-ciency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Reve-nue Service or by any state or local tax authority for taxes in excess of those already paid.

  i. At the Exchange Date, the Sierra Trust, on behalf of the Acquired Fund, will have full right, power and authority to sell, assign, transfer and de-liver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Invest-ments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security inter-ests whatsoever and without any restrictions upon the transfer thereof. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of June 30, 1997 re-ferred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions, through the Exchange Date.

  j. No registration under the 1933 Act of any of the Investments would be re-quired if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

  k. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the trans-actions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act or state securities or blue sky laws.

  l. The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the repre-sentations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy State-ment made in reliance upon and in conformity with information furnished in writing by the Acquiring Fund to the Acquired Fund or the Sierra Trust spe-cifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

  m. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Section 851 and 852 of the Code.

  n. At the Exchange Date, the Acquired Fund will have sold such of its as-sets, if any, as are necessary to assure that, after giving effect to the ac-quisition of the assets of the Acquired Fund pursuant to this Agreement, the Acquiring Fund will remain a "diversified company" within the meaning of Sec-tion 5(b)(1) of the 1940 Act and in compliance with such other mandatory in-vestment restrictions as are set forth in the Composite Prospectus, as amended through the Exchange Date.

  o. All of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable federal and state securities laws (including any applicable exemptions therefrom), or the Acquired Fund has taken any action necessary to remedy any prior failure to have offered for sale and sold such shares in conformity with such laws.

  p. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid and non-assessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

 3. Reorganization.

  a. Subject to the requisite approval of the shareholders of the Acquired Fund and the consummation of the Composite Reorganization and to the other terms and conditions contained herein (including the Acquired Fund's obliga-tion to distribute to its shareholders all of its investment company taxable income and net capital gain as described in Section 8(m)), the Acquired Fund agrees to sell, assign, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Ex-change Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or contingent (including cash received by the Acquired Fund upon the liquidation by the Acquired Fund of any investments), in exchange for that number of shares of beneficial in-terest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, whether accrued or contingent, existing at the Valuation Time (as defined below) ex-cept for the Acquired Fund's liabilities, if any, arising in connection with this Agreement. Pursuant to this Agreement, the Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholders of the Acquired Fund in exchange for their Class A, Class B, Class I, and Class S shares of the Acquired Fund.

  b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash or such dividends, rights and other payments received by it on or after the Exchange Date with respect to the Investments and other proper-ties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

  c. The Valuation Time shall be 4:00 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

 4. Exchange Date: Valuation Time. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the lia-bilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, (ii) a number of full and fractional Class B Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class B shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class B shares of the Acquired Fund assumed by the Acquiring Fund on that date, (iii) a num-ber of full and fractional Class I Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class I shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class I shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (iv) a number of full and fractional Class S Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class S shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class S shares of the Acquired Fund assumed by the Ac-quiring Fund on that date, determined as hereinafter provided in this Section 4.

  a. The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the shares of the Acquired Fund, and the value of the liabilities attributable to the Class A, Class B, Class I, and Class S shares of the Acquired Fund to be assumed by the Acquir-ing Fund, shall in each case be determined as of the Valuation Time.

  b. The net asset value of the Class A, Class B, Class I and Class S Merger Shares shall be computed in the manner set forth in the Composite Prospectus. The value of the assets and liabilities of the Class A, Class B, Class I and Class S shares of the Acquired Fund shall be determined by the

 Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

  c. No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

  d. The Acquired Fund shall distribute the Class A Merger Shares to the Class A shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class A Acquired Fund shareholder in accordance with such written instructions. The Acquired Fund shall distribute the Class B Merger Shares to the Class B shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class B Acquired Fund shareholder in accordance with such written instructions. The Acquired Fund shall distribute the Class I Merger Shares to the Class I shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class I Acquired Fund shareholder in accordance with such written in-structions. The Acquired Fund shall distribute the Class S Merger Shares to the Class S shareholders of the Acquired Fund by furnishing written instruc-tions to the Acquiring Fund's transfer agent, which will as soon as practica-ble set up open accounts for each Class S Acquired Fund shareholder in accor-dance with such written instructions.

  e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, pursuant to this Agreement.

 5. Expenses, Fees, etc.

  a. The parties hereto understand and agree that the transactions contem-plated by this Agreement are being undertaken contemporaneously with a gen-eral restructuring and consolidation of certain of the registered investment companies advised by Composite Research & Management Co. ("CRM") and Sierra Investment Advisors Corporation and their affiliates; and that in connection therewith the costs of all such transactions are being borne by CRM. Notwith-standing any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

  b. In the event the transactions contemplated by this Agreement are not con-summated by reason of the Acquiring Fund's being either unwilling or unable to go forward other than by reason of the nonfulfillment or failure of any condition to the Acquiring Fund's obligations referred to in Section 7(a) or
 Section 8, the Acquiring Fund shall pay directly all reasonable fees and ex-penses incurred by the Acquired Fund in connection with such transactions, including, without limitation, legal, accounting and filing fees.

  c. In the event the transactions contemplated by this Agreement are not con-summated by reason of the Acquired Fund's being either unwilling or unable to go forward other than by reason of the nonfulfillment or failure of any con-dition to the Acquired Fund's obligations referred to in Section 7(a) or Sec-tion 9, the Acquired Fund shall pay directly all reasonable fees and expenses incurred by the Acquiring Fund in connection with such transactions, includ-ing, without limitation, legal, accounting and filings fees.

  d. In the event the transactions contemplated by this Agreement are not con-summated for any reason other than (i) the Acquiring Fund's or the Acquired Fund's being either unwilling or unable to go forward or (ii) the nonfulfill-ment or failure of any condition to the Acquiring Fund's or the Acquired Fund's obligations referred to in Section 7(a), Section 8 or Section 9 of this Agreement, then each of the Acquiring Fund and the Acquired Fund shall bear all of its own expenses incurred in connection with such transactions.

  e. Notwithstanding any other provisions of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, in-cluding, without limitation, consequential damages, except as specifically set forth above.

 6. Exchange Date. Delivery of the assets of the Acquired Fund to be trans-ferred, assumption of the liabilities of the Acquired Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at Boston, Massa-chusetts as of December 26, 1997, or at such other date agreed to by the Ac-quiring Fund and the Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

 7. Meetings of Shareholders; Dissolution.

  a. The Sierra Trust, on behalf of the Acquired Fund, agrees to call a meet-ing of the Acquired Fund's shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided, adopting this Agreement, and autho-rizing the liquidation and dissolution of the Acquired Fund.

  b. The Acquired Fund agrees that the liquidation and dissolution of the Ac-quired Fund will be effected in the manner provided in the Sierra Trust's Declaration of Trust in accordance with applicable law and that on and after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

  c. The Acquiring Fund has, in consultation with the Acquired Fund and based in part on information furnished by the Acquired Fund, filed the Registration Statement with the Commission. Each of the Acquired Fund and the Acquiring Fund will cooperate with the other, and each will furnish to the other the information relating to itself required by the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder to be set forth in the Reg-istration Statement.

 8. Conditions to the Acquiring Fund's Obligations. The obligations of the Ac-quiring Fund hereunder shall be subject to the following conditions:

  a. That this Agreement shall have been adopted and the transactions contem-plated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund enti-tled to vote.

  b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values deter-mined as provided in Section 4 of this Agreement, together with a list of In-vestments with their respective tax costs, all as of the Valuation Time, cer-tified on the Acquired Fund's behalf by the Sierra Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, that there has been no mate-rial adverse change in the financial position of the Acquired Fund since June 30, 1997 other than changes in the Investments and other assets and proper-ties since that date or changes in the market value of the Investments and other assets of the Acquired Fund, or changes due to dividends paid or losses from operations.

  c. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by the Sierra Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and cor-rect in all material respects as if made at and as of such dates and the Ac-quired Fund has complied with all the agreements and satisfied all the condi-tions on its part to be performed or satisfied at or prior to such dates.

  d. That the Acquired Fund shall have delivered to the Acquiring Fund a let-ter from Price Waterhouse LLP dated the Exchange Date reporting on the re-sults of applying certain procedures agreed upon by the Acquiring Fund and described in such letter, which limited procedures relate to schedules of the tax provisions and qualifying tests for regulated investment companies as prepared for the fiscal year ended June 30, 1997 and the period July 1, 1997 to the Exchange Date (the latter period being based on unaudited data).

  e. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

  f. That the Acquiring Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, counsel to the Acquired Fund, in form satisfactory to counsel to the Acquiring Fund, and dated the Exchange Date, to the effect that (i) the Sierra Trust is a Massachusetts business trust duly formed and is validly ex-isting under the laws of The Commonwealth of Massachusetts and has the power to own all its properties and to carry on its business as presently conduct-ed; (ii) this Agreement has been duly authorized, executed and delivered by the Sierra Trust on behalf of the Acquired Fund and, assuming that the Regis-tration Statement, the Composite Prospectus and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assum-ing due authorization, execution and delivery of this Agreement by the Com-posite Trust on behalf of the Acquiring Fund, is a valid and binding obliga-tion of the Sierra Trust and the Acquired Fund; (iii) the Sierra Trust, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer and deliver the assets contemplated hereby and, upon consummation of the transac-tions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred and deliv-ered such assets to the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Sierra Trust's Declaration of Trust or By-Laws or any provision of any agreement known to such counsel to which the Sierra Trust or the Acquired Fund is a party or by which it is bound; and (v) no consent, approval, authorization or order of any court or governmental au-thority is required for the consummation by the Sierra Trust on behalf of the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws.

  g. [Non-money market Funds only:] That the Acquiring Fund shall have re-ceived an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Ex-change Date, in form satisfactory to the Acquiring Fund and its counsel, with respect to the matters specified in Section 9(f) of this Agreement.

  h. [Non-money market Funds only:] That the Acquiring Fund shall have re-ceived an opinion of Ropes & Gray (which opinion would be based upon certain factual representations and subject to certain qualifications), dated the Ex-change Date, in form satisfactory to the Acquiring Fund and its counsel, to the effect that, on the basis of the existing provisions of the Code, current administrative rules, and court decisions, for federal income tax purposes
 (i) no gain or loss will be recognized by the Acquiring Fund upon receipt of the Investments transferred to the Acquiring Fund pursuant to this Agreement in exchange for the Merger Shares; (ii) the basis to the Acquiring Fund of the Investments will be the same as the basis of the Investments in the hands of the Acquired Fund immediately prior to such exchange; and (iii) the Ac-quiring Fund's holding periods with respect to the Investments will include the respective periods for which the Investments were held by the Acquired Fund.

  i. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limita-tions or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

  j. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been in-stituted or, to the knowledge of the Composite Trust or the Acquiring Fund, threatened by the Commission.

  k. That the Sierra Trust and the Composite Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such or-ders shall be in full force and effect.

  l. That all actions taken by the Sierra Trust on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and its counsel.

  m. That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103(a) of the Code over (y) the Acquired Fund's deductions disallowed under Sections 265 and 171(a)(2) of the Code,
 (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid), in each case for its taxable years ending on or after June 30, 1997 and on or prior to the Exchange Date, and (iii) all of the Acquired Fund's net capital gain realized (after reduc-tion for any capital loss carryover), in each case for both the taxable year ending on June 30, 1997 and the short taxable period beginning on July 1, 1997 and ending on the Exchange Date.

  n. That the Acquired Fund shall have furnished to the Acquiring Fund a cer-tificate, signed by the President (or any Vice President) and the Treasurer (or any Assistant Treasurer) of the Sierra Trust, as to the tax cost to the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such tax cost as the Acquiring Fund may reasonably request.

  o. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

  p. That the Acquired Fund's transfer agent shall have provided to the Ac-quiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

  q. That all of the issued and outstanding shares of beneficial interest of the Acquired Fund shall have been offered for sale and sold in conformity with all applicable state securities or blue sky laws (including any applica-ble exemptions therefrom) and, to the extent that any audit of the records of the Acquired Fund or its transfer agent by the Acquiring Fund or its agents shall have revealed otherwise, either (i) the Acquired Fund shall have taken all actions that in the opinion of the Acquiring Fund or its counsel are nec-essary to remedy any prior failure on the part of the Acquired Fund to have offered for sale and sold such shares in conformity with such laws or (ii) the Acquired Fund shall have furnished (or caused to be furnished) surety, or deposited (or caused to be deposited) assets in escrow, for the benefit of the Acquiring Fund in amounts sufficient and upon terms satisfactory, in the opinion of the Acquiring Fund or its counsel, to indemnify the Acquiring Fund against any expense, loss, claim, damage or liability whatsoever that may be asserted or threatened by reason of such failure on the part of the Acquired Fund to have offered and sold such shares in conformity with such laws.

  r. That the Acquiring Fund shall have received from Price Waterhouse LLP a letter addressed to the Acquiring Fund dated as of the Exchange Date satis-factory in form and substance to the Acquiring Fund reporting on the results of applying limited procedures agreed upon by the Acquiring Fund and de-scribed in such letter (but not an examination in accordance with generally accepted auditing standards), which limited procedures relate as of the Valu-ation Time to the procedures customarily utilized by the Acquired Fund in valuing its assets and issuing its shares.

  s. That the Composite Reorganization shall have been consummated.

 9. Conditions to the Acquired Fund's Obligations. The obligations of the Ac-quired Fund hereunder shall be subject to the following conditions:

  a. That this Agreement shall have been adopted and the transactions contem-plated hereby shall have been approved by the requisite votes of the holders of the outstanding shares of beneficial interest of the Acquired Fund enti-tled to vote.

  b. That the Composite Trust, on behalf of the Acquiring Fund, shall have ex-ecuted and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

  c. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the Composite Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and cor-rect in all material respects as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates; and that CRM shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by an officer of CRM, certifying that as of the Valuation Time and as of the Exchange Date, to the best of CRM's knowledge, after due inquiry, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such date.

  d. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

  e. That the Acquired Fund shall have received an opinion of Paine, Hamblen, Coffin, Brooke & Miller LLP, counsel to the Acquiring Fund, in form satisfac-tory to counsel to the Acquired Fund, and dated the Exchange Date, to the ef-fect that (i) the Composite Trust is a Massachusetts business trust duly formed and is validly existing under the laws of The Commonwealth of Massa-chusetts and has the power to own all its properties and to carry on its business as presently conducted; (ii) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-as-sessable by the Composite Trust and the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (iii) this Agreement has been duly authorized, executed and delivered by the Composite Trust on behalf of the Acquiring Fund and, assum-ing that the Composite Prospectus, the Registration Statement and the Ac-quired Fund Proxy Statement comply with the 1933 Act, the 1934 Act and the 1940 Act and assuming due authorization, execution and delivery of this Agreement by the Sierra Trust on behalf of the Acquired Fund, is a valid and binding obligation of the Composite Trust and the Acquiring Fund; (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Composite Trust's Dec-laration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the Composite Trust or the Acquiring Fund is a party or by which it is bound; (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Com-posite Trust on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required under state securities or blue sky laws; and (vi) the Registration Statement has become effective under the 1933 Act, and to best of the knowledge of such counsel, no stop order sus-pending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or con-templated under the 1933 Act. In rendering such opinion, such counsel may rely on an opinion of Ropes & Gray, special counsel to the Acquiring Fund, with respect to all such matters governed by the laws of The Commonwealth of Massachusetts. In addition, such counsel shall also state that they have par-ticipated in conferences with officers and other representatives of the Ac-quiring Fund at which the contents of the Acquired Fund Proxy Statement and related matters were discussed, and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Acquired Fund Proxy Statement, on the ba-sis of the foregoing (relying as to materiality to a large extent upon the opinions of officers and other representatives of the Acquiring Fund), no facts have come to their attention that lead them to believe that the por-tions of the Acquired Fund Proxy Statement relevant to the transfer of assets contemplated by this Agreement as of its date, as of the date of the Acquired Fund shareholders' meeting, or as of the Exchange Date, contained an untrue statement of a material fact regarding the Acquiring Fund or omitted to state a material fact required to be stated therein or necessary to make the state-ments therein regarding the Acquiring Fund, in light of the circumstances un-der which they were made, not misleading. Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Acquired Fund, contained in the Acquired Fund Proxy Statement or the Registration Statement, and may contain other customary or appropriate qualifications.

  f. [Non-money market Funds only:] That the Acquired Fund shall have received an opinion of Ropes & Gray, dated the Exchange Date (which opinion would be based upon certain factual representations and subject to certain qualifica-tions), in form satisfactory to the Acquired Fund and its counsel, to the ef-fect that, on the basis of the existing provisions of the Code, current ad-ministrative rules, and court decisions, for federal income tax purposes: (i) no gain or loss will be recognized by the Acquired Fund as a result of the reorganization;

 (ii) no gain or loss will be recognized by shareholders of the Acquired Fund on the distribution of Merger Shares to them in exchange for their shares of the Acquired Fund; (iii) the tax basis of the Merger Shares that the Acquired Fund's shareholders receive in place of their Acquired Fund shares will be the same as the basis of the Acquired Fund shares; and (iv) a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Acquired Fund shares exchanged for the Merger Shares, provided that the shareholder held the Ac-quired Fund shares as a capital asset.

  g. That all actions taken by the Composite Trust on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund and its counsel.

  h. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been in-stituted or, to the knowledge of the Composite Trust or the Acquiring Fund, threatened by the Commission.

  i. That the Composite Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasona-bly necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

  j. That the Composite Reorganization shall have been consummated.

  k. The Board of Trustees of the Sierra Trust shall not have concluded in the good faith exercise of its fiduciary duty that the transactions contemplated hereby would not be in the best interests of the shareholders of the Acquired Fund.

 10. Indemnification.

  a. The Acquired Fund will indemnify and hold harmless, out of the assets of the Acquired Fund (which shall be deemed to include the assets of the Acquir-ing Fund represented by the Merger Shares following the Exchange Date) but no other assets, the trustees and officers of the Composite Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all ex-penses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connec-tion with, arising out of, or resulting from any claim, action, suit or pro-ceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Sierra Trust or the Acquired Fund contained in the Registra-tion Statement or the Sierra Prospectus, the Acquired Fund Proxy Statement or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Sierra Trust or the Acquired Fund required to be stated therein or necessary to make the statements relating to the Sierra Trust or the Acquired Fund therein not misleading, including, without limita-tion, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or pro-ceeding, or threatened claim, action, suit or proceeding made with the con-sent of the Sierra Trust or the Acquired Fund. The Indemnified Parties will notify the Sierra Trust and the Acquired Fund in writing within ten days af-ter the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such In-demnified Party as to any matters covered by this Section 10(a). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this Section 10(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indem-nified Parties the defense of any such claim, action, suit or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their expense. The Acquired Fund's obligation under
 Section 10(a) to indemnify and hold harmless the Indemnified parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(a) without the necessity of the Indem-nified Parties' first paying the same.

  b. The Acquiring Fund will indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, the trustees and officers of the

 Sierra Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemni-fied Parties in connection with, arising out of, or resulting from any claim, action, suit or proceeding in which any one or more of the Indemnified Par-ties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue state-ment of a material fact relating to the Acquiring Fund contained in the Reg-istration Statement, the Composite Prospectus, the Acquired Fund Proxy State-ment or any amendment or supplement to any of the foregoing, or arising out of or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Existing Composite Fund, the Com-posite Trust or the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Existing Composite Fund, the Composite Trust or the Acquiring Fund therein not misleading, including, without limi-tation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit or pro-ceeding, or threatened claim, action, suit or proceeding made with the con-sent of the Composite Trust or the Acquiring Fund. The Indemnified Parties will notify the Composite Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(b). The Acquiring Fund shall be entitled to participate at its own expense in the de-fense of any claim, action, suit or proceeding covered by this Section 10(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceed-ing, and, if the Acquiring Fund elects to assume such defense, the Indemni-fied Parties shall be entitled to participate in the defense of any such claim, action, suit or proceeding at their own expense. The Acquiring Fund's obligation under this Section 10(b) to indemnify and hold harmless the Indem-nified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages and liabilities required to be paid by it under this Section 10(b) without the necessity of the Indemnified Parties' first paying the same.

 11. No Broker, etc. Each of the Acquired Fund and the Acquiring Fund repre-sents that there is no person who has dealt with it, the Composite Trust or the Sierra Trust who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.

 12. Termination. The Acquired Fund and the Acquiring Fund may, by mutual con-sent of the trustees of the Sierra Trust and the Composite Trust on behalf of each Fund, terminate this Agreement, and the Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by February 28, 1998, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.

 13. Rule 145. Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any Merger Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affili-ate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

 "THESE SHARES MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO [ACQUIRING FUND] OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR
 (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND SUCH REG-ISTRATION IS NOT REQUIRED."

and, further, the Acquiring Fund will issue stop transfer instructions to the Acquiring Fund's transfer agent with respect to such shares. The Acquired Fund will provide the Acquiring Fund on the Exchange Date with the name of any Ac-quired Fund shareholder who is to the knowledge of the Acquired Fund an affil-iate of the Acquired Fund on such date.

 14. Covenants, etc. Deemed Material. All covenants, agreements, representa-tions and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investiga-tion made by them or on their behalf.

 15. Sole Agreement; Amendments. This Agreement supersedes all previous corre-spondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

 16. Declaration of Trust.

  a. A copy of the Declaration of Trust of the Sierra Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of the Sierra Trust on behalf of the Acquired Fund, as trustees and not individ-ually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of the Sierra Trust individually but are binding only upon the assets and property of the Acquired Fund.

  b. A copy of the Declaration of Trust of the Composite Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of the Composite Trust on behalf of the Acquiring Fund, as trustees and not in-dividually and that the obligations of this instrument are not binding upon any of the trustees, officers or shareholders of the Composite Trust individ-ually but are binding only upon the assets and property of the Acquiring Fund.

                              SIERRA TRUST FUNDS,

                              on behalf of its
                                        Fund series

                              By:
                                 -------------------------------
                                 Name:
                                 Title:

                              THE COMPOSITE FUNDS,

                              on behalf of its
                                        Fund series

                              By:
                                 -------------------------------
                                 Name:
                                 Title:

                                APPENDIX B

               EXCERPTS FROM COMPOSITE FUNDS ANNUAL REPORTS

                             PORTFOLIO COMPOSITION

                PERCENTAGE OF NET ASSETS AS OF DECEMBER 31, 1996

COMPOSITE U.S. GOVERNMENT SECURITIES, INC.

Sole Issuer

Invests exclusively in obligations issued or guaranteed by the U.S. government and investments secured by such obligations.

Asset allocation

[PIE CHART APPEARS HERE]

Mortgage Pass Throughs                           43%
Treasuries                                       25%
Collateralized Mortgage Obligations              21%
Mortgage, Adjustable Rate                         9%
Cash and Other                                    2%

COMPOSITE INCOME FUND

Top ten issuers

U.S. Treasury -                                  14%
Government National Mortgage Association -       13%
Weyerhaeuser 1982 - C FHA Putable -               3%
United Mexican States, Series A and B -           3%
Time Warner, Inc. -                               2%
Loral Corporation -                               2%
Dart & Kraft Finance -                            2%
Franchise Financial Corporation -                 2%
Continental Corporation -                         2%
Niagara Mohawk Power -                            2%

Asset allocation

[PIE CHART APPEARS HERE]

Corporate                                        48%
Mortgages                                        24%
Treasuries                                       14%
Cash and Other                                   10%
Foreign Obligations                               4%

COMPOSITE TAX-EXEMPT BOND FUND

Top ten states

Washington -                                     21%
Illinois -                                       12%
California -                                      8%
Florida -                                         5%
Nebraska -                                        5%
New York -                                        4%
Arizona -                                         4%
Hawaii -                                          4%
Texas -                                           4%
Oregon -                                          4%

Asset allocation

[PIE CHART APPEARS HERE]

Utility                                          24%
Industrial Development/Pollution Control         15%
Local General Obligation                         15%
Prerefunded                                      15%
State General Obligation                         11%
Other Revenue                                    11%
Cash and Other                                    6%
Education                                         3%

                                FUND HIGHLIGHTS

                   COMPOSITE U.S. GOVERNMENT SECURITIES, INC.

KEY IMPACTS ON 1996 PERFORMANCE

 The economy grew at a faster pace than expected in 1996, which caused interest rates to rise for most of the year and, therefore, limited returns to investors in fixed-income securities. For the year, rates on intermediate-maturity secu-rities rose 0.85%. Although these returns were relatively minor, it should be remembered that inflation remained low and, because of that, the average fixed-income investor generally kept pace with cost of living increases.

 The Fund's portfolio consisted of a substantial amount of mortgage-backed se-curities, which performed well in 1996. A favorable prepayment environment the result of relatively subdued interest rate volatility--was the primary factor supporting this sector's strong relative performance.

WHAT'S AHEAD

 We look for mortgage-backed securities to perform well again in 1997. As a general rule, the best environment for mortgages is when prepayment expecta-tions are relatively stable. We believe this type of environment will exist be-cause of our view that 1997 interest rates will not be significantly higher nor lower than last year.

 Although we do not expect major shifts in interest rates, we do believe that rates at today's levels represent good value.

KEY INVESTMENT STRATEGIES

 The Fund's objective is to provide a high level of current income that is con-sistent with safety and liquidity. We accomplish this by selecting investments with an intermediate-maturity profile, by investing in a combination of mort-gage-backed and treasury securities which are obligations of, or have collat-eral guaranteed by, the U.S. government. By taking advantage of changing funda-mentals between different segments of the mortgage market and by anticipating broad changes in interest rates, we feel we can add additional income to the Fund while clearly meeting the safety and liquidity objective.

         Investment Performance - Composite U.S. Government Securities
             -----------------------------------------------------
           Comparative Ending Values of $10,000 Invested on 12/31/86

                             [GRAPH APPEARS HERE]

                        Fund Class         LBG                CPI
                         A Shares     (Gov't. Bonds)      (Inflation)
12/31/86                   9,600          10,000             10,000
12/31/87                   9,867          10,220             10,443
12/31/88                  10,589          10,938             10,905
12/31/89                  11,997          12,494             11,412
12/31/90                  13,132          13,583             12,109
12/31/91                  15,065          15,664             12,480
12/31/92                  15,987          16,796             12,842
12/31/93                  17,285          18,586             13,195
12/31/94                  16,435          17,958             13,548
12/31/95                  19,632          21,252             13,891
12/31/96                  20,119          21,841             14,353

Past performance cannot predict future results.
--------------------------------------------------------------------------------
                         Average Annual Total Returns

Class A Shares             With Sales Charge   Without Sales Charge
--------------             -----------------   --------------------
One Year                        -1.60%                 2.48%
Five Years                       5.09%                 5.96%
Ten Years                        7.24%                 7.68%

Class B Shares
--------------

One Year                        -2.28%                 1.58%
Since 3/30/94                    5.57%                 6.22%

                 --------------------------------------------

                             30-Day Current Yields

Class A Shares                       5.71%
Class B Shares                       5.08%

                 --------------------------------------------
--------------------------------------------------------------------------------

See notes to Investment Performance charts on page B-4

                             COMPOSITE INCOME FUND

KEY IMPACTS ON 1996 PERFORMANCE

 Fixed-income returns, although modest in 1996, still outpaced inflation. De-spite interest rates generally being low by recent historical standards, infla-tion remained even lower. This translated into positive returns for Fund share-holders, over and above their cost of living.

 As it became apparent that the economy was growing faster than expected, in-terest rates rose for most of the year, limiting returns to investors in fixed-income securities. For the year, rates on intermediate-maturity securities rose 0.85%.

 Performance in 1996 was enhanced by the Fund's investments in corporate bonds, which make up more than 50% of the portfolio. A slow, steadily growing economy and subdued inflation produced very favorable conditions for corporate America. In the long run, the Fund benefited from the extra yield associated with corpo-rate securities AND from the companies' growing financial strength.

WHAT'S AHEAD

 We feel that continued investments in corporate securities and mortgage-backed securities should prove rewarding again in 1997.

 As for corporate bonds, we believe investments should be concentrated in the non-cyclical portions of the economy, such as defense, health care and media. This is because those sectors produce stable credit measures, even if the econ-omy begins to slow.

 We are not looking for substantially higher or lower interest rates in 1997. Because of that, mortgage-backed securities should not be burdened with a changing prepayment pattern. Consequently, they should continue to provide in-vestors with extra yield throughout the year.

 Interest rates are likely to be centered around today's levels, with a ten-dency to drift down during the next few years. A more detailed discussion about this is included in this report's opening message.

KEY INVESTMENT STRATEGIES

 The Fund's objective is to provide a high level of current income that is con-sistent with the protection of capital. We accomplish this by selecting invest-ments with an intermediate-maturity profile and by investing in a combination of corporate, mortgage-backed and treasury securities.

                Investment Performance - Composite Income Fund
             -----------------------------------------------------
           Comparative Ending Values of $10,000 Invested on 12/31/86

                             [GRAPH APPEARS HERE]

                        Fund Class         LBG                CPI
                         A Shares  (Gov't./Corp. Bonds)   (Inflation)
12/31/86                   9,600          10,000             10,000
12/31/87                  10,180          10,229             10,443
12/31/88                  10,898          11,005             10,905
12/31/89                  11,634          12,572             11,412
12/31/90                  12,589          13,613             12,109
12/31/91                  14,766          15,808             12,480
12/31/92                  15,856          17,006             12,842
12/31/93                  17,572          18,882             13,195
12/31/94                  16,724          18,220             13,548
12/31/95                  20,332          21,726             13,891
12/31/96                  21,036          22,356             14,353

Past performance cannot predict future results.
--------------------------------------------------------------------------------
                         Average Annual Total Returns

Class A Shares             With Sales Charge   Without Sales Charge
--------------             -----------------   --------------------
One Year                        -0.64%                 3.46%
Five Years                       6.47%                 7.34%
Ten Years                        7.72%                 8.16%

Class B Shares
--------------

One Year                        -1.28%                 2.59%
Since 3/30/94                    6.76%                 7.40%

                 --------------------------------------------

                             30-Day Current Yields

Class A Shares                       5.95%
Class B Shares                       5.34%

                 --------------------------------------------
--------------------------------------------------------------------------------

See notes to Investment Performance charts on page B-4.

                        COMPOSITE TAX-EXEMPT BOND FUND

KEY IMPACTS ON 1996 PERFORMANCE

 The year of 1996 did not match 1995's unusually high double-digit total re-turn but, after a roller coaster ride, municipal bond investors ended with a positive return. Municipal bonds began the year weighted down by worries that radical tax reform would eliminate some of the tax benefits enjoyed by munici-pal bondholders. However, municipal yields dropped to a year's low of 5.34% in February as fears of such far-reaching changes faded and as investors' demand confronted a drop in the supply of municipal bonds. Then, yields took a hard turn and rose to a high of 6.27% in June as it became evident that the economy was growing faster than expected. Finally, municipal yields eased down and ended the year at 5.64% as economic growth moderated and inflation appeared to be under control.

WHAT'S AHEAD

 In early 1997, there may be a seasonal contraction in the supply of municipal bonds. This condition would result in better performance of municipal bonds relative to treasuries. However, such a contraction is unlikely to be of the magnitude experienced in early 1996.

KEY INVESTMENT STRATEGIES

 The Fund's objectives are to provide a high level of current income exempt from federal taxes and to protect investors' capital. In pursuing these objec-tives, we target a longer maturity range and a high average quality currently averaging 12.5 years in maturity and an Aa rating by Moody's.

 With the economy currently operating at its upper range, interest rates have the potential at some time to move lower. To protect against having to rein-vest called bonds at lower interest rates, we currently have approximately 50% of the portfolio in noncallable bonds. We seek to exploit opportunities in different market sectors and individual issues while avoiding their pitfalls.

         Investment Performance - Composite U.S. Government Securities
             -----------------------------------------------------
           Comparative Ending Values of $10,000 Invested on 12/31/86

                             [GRAPH APPEARS HERE]

                        Fund Class         LMB                CPI
                         A Shares      (Muni Bonds)       (Inflation)
12/31/86                   9,600          10,000             10,000
12/31/87                   9,714          10,316             10,443
12/31/88                  10,750          11,120             10,905
12/31/89                  11,619          12,307             11,412
12/31/90                  12,400          13,210             12,109
12/31/91                  13,812          14,809             12,480
12/31/92                  15,054          16,131             12,842
12/31/93                  16,949          18,190             13,195
12/31/94                  15,842          17,322             13,548
12/31/95                  18,732          20,296             13,891
12/31/96                  19,205          21,218             14,353

Past performance cannot predict future results.
--------------------------------------------------------------------------------
                         Average Annual Total Returns

Class A Shares             With Sales Charge   Without Sales Charge
--------------             -----------------   --------------------
One Year                        -1.53%                 2.52%
Five Years                       5.94%                 6.81%
Ten Years                        6.74%                 7.18%

Class B Shares
--------------

One Year                        -2.29%                 1.61%
Since 3/30/94                    5.34%                 6.00%

                 --------------------------------------------

                             30-Day Current Yields

Class A Shares                       4.28%
Class B Shares                       3.56%

                 --------------------------------------------
                   See footnotes for additional information.
--------------------------------------------------------------------------------

Notes to Investment Performance Charts:

   Investment returns and principal values of fund shares will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost. Fund shares are not guaranteed by any agency of the U.S. Government.

   Comparisons to fund performance on pages B-2 through B-4 include the Consumer Price Index (CPI), as a measure of change in consumer prices, and the Lehman Brothers Government (LBG), Government/Corporate (LGCB), and Municipal Bond (LMB) Government and Corporate, and Municipal Bond Markets.

   These indices are unmanaged and do not reflect actual investment-related expenses incurred by the funds with which they are compared. Fund values presented in the graphs are for Class A Shares. Class B performance would vary due to Different expenses. Unless otherwise indicated, all fund performance is calculated after deducting the maximum 4% sales charge for Class A Shares and for Class B Shares a contingent deferred sales charge of 4% for one year or 2% since 3/30/94. Class B yields do not reflect contingent deferred sales charges. The yields would be lower if they were reflected. Class B information is presented since 3/30/94, the commencement of their offering.

                    COMPOSITE CASH MANAGEMENT COMPANY


 In 1996, many investors found Composite Cash Management Co. to be an attrac-tive option for keeping a portion of their net worth where they could earn a solid return, avoid market uncertainties and maintain liquidity.

 Total assets of the portfolios rose 29% during the past 12 months--an in-crease of $59 million--and reached the highest level in several years.

WHAT WERE THE MAIN IMPACTS ON 1996 PERFORMANCE?

 In January 1996, the Federal Reserve cut its target for short-term interest rates from 5.50% to 5.25%. Shortly thereafter, the three-month treasury bill traded at yields significantly below this.

 The market--concerned about a possible recession--anticipated further cuts. However, these concerns proved to be unfounded as strong unemployment numbers led the three-month treasury bill to trade at yields above the targeted rate. Then, rates eased as the economy slowed and inflation remained in check. All through this, the Federal Reserve kept a steady hand on the tiller, holding the target for the short-term interest rate at 5.25%.

 As of December 31, 1996, the seven-day simple yield for Class A shares of the Money Market Portfolio was 4.87%, or 4.99% on a compounded annual basis.* The securities in this Portfolio had a weighted average maturity of 18 days.

 The Tax-Exempt Portfolio Class A shares produced a seven-day simple yield of 3.42%, or 3.48% on a compounded annual basis.* The weighted average maturity was 64 days.

 A portion of both portfolios' expenses were waived or reimbursed by the Fund's Adviser, Distributor, and Transfer Agent. Absent waivers and reimburse-ments, the Class A share seven-day simple yield at year end would have been 4.79% for the Money Market Portfolio and 3.29% for the Tax-Exempt Portfolio.

WHAT'S AHEAD?

 Looking ahead, we believe the current level of interest rates represents fair value. We feel those rates will continue to be restrained by five forces we expect are likely to limit growth and inflation. These include high levels of consumer debt, worldwide fiscal austerity, increased global competition, U.S. monetary policies targeting low inflation, and favorable demographic trends.

 Additionally, in the global marketplace the United States is a major competi-tor, thanks to intensive use of technologies, an efficient labor force, and comparatively less intrusive federal government than in most other countries. These factors have helped us achieve a stable economic environment, low unem-ployment and low interest rates.

WHAT ARE COMPOSITE'S KEY INVESTMENT STRATEGIES?

 Our primary objective for the portfolios is to preserve capital and maintain liquidity. In pursuit of this, we invest only in securities that have a top-tier ranking by a national rating agency.

 More importantly, we evaluate the credit quality of each investment and as-sign a more selective internal ranking that is intended to guard against worst-case scenarios. Within this framework, we seek to enhance shareholder returns by anticipating the general direction in interest rates and by using our credit research to take advantage of neglected issues we feel are attrac-tive for the portfolios.
--------
* ALL YIELD INFORMATION REPRESENTS PAST PERFORMANCE, WHICH CANNOT GUARANTEE FUTURE RESULTS. PRINCIPAL IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERN-MENT, AND YIELDS WILL FLUCTUATE DEPENDING ON MARKET CONDITIONS. THERE IS NO ASSURANCE THAT THE $1.00 PER SHARE NET ASSET VALUE (NAV) WILL BE MAINTAINED. CLASS B SHARES ARE AVAILABLE ONLY BY EXCHANGING B SHARES FROM OTHER COMPOS-ITE GROUP FUNDS AND ARE INTENDED AS TEMPORARY INVESTMENTS. THE CLASS B SHARES' SEVEN-DAY SIMPLE YIELD THROUGH DECEMBER 31, 1996, WAS 3.99% FOR THE MONEY MARKET PORTFOLIO AND 2.48% FOR THE TAX-EXEMPT PORTFOLIO AFTER EXPENSE REIMBURSEMENTS. THE ALTERNATIVE MINIMUM TAX, AS WELL AS STATE AND LOCAL TAX-ES, MAY APPLY TO INCOME DISTRIBUTED BY THE TAX- EXEMPT PORTFOLIO.

COMPOSITE GROWTH & INCOME FUND

Top ten holdings

Dun & Bradstreet Corporation -                   2.88%
Lockheed Martin Corporation -                    2.49%
Wells Fargo & Company -                          2.46%
Intel Corporation -                              2.24%
General Electric Company -                       2.14%
Abbott Laboratories -                            2.14%
Microsoft Corporation -                          2.05%
Johnson & Johnson -                              2.01%
Emerson Electric Company -                       2.00%
Expeditor's International of Washington, Inc. -  1.97%

Industry allocation

[PIE CHART APPEARS HERE]

Banking & Financial                              15%
Capital Goods & Aerospace                        13%
Technology & Electronics                         13%
Consumer Staples                                 12%
Health Care                                      12%
Consumer Cyclicals                                9%
Oil & Gas                                         7%
Utilities & Real Estate Investment Trusts         7%
Cash & Other                                      6%
Basic Industry & Resources                        6%

                              FUND HIGHLIGHTS

                         COMPOSITE GROWTH & INCOME FUND

KEY IMPACTS ON 1996 PERFORMANCE

 The stock market performed well in 1996. The market was driven higher by news of mergers and acquisitions, low inflation, and solid corporate earnings. Com-posite Growth & Income Fund benefited from this positive equity environment and posted excellent returns. In particular, two of our holdings were taken over at prices substantially higher than their trading prices (FHP Corporation and Loral Corporation) which helped produce the positive 1996 performance.

WHAT'S AHEAD

 We anticipate that mergers and acquisitions, along with the low inflation en-vironment, are likely to continue. However, corporate earnings, especially in the consumer sector, are unlikely to be as strong in 1997 as in 1996. There-fore, we are cautious when investing in the consumer durable area.

 We also believe that a narrow group of stocks has been the primary force driv-ing the stock market. We intend to capitalize on this condition by purchasing stocks of desirable companies that have not participated in the market rise.

KEY INVESTMENT STRATEGIES

 Our basic strategy, as always, is to buy stocks of good businesses when they are at "sale prices." Good businesses generate a high return on investment, have a competitive advantage and have barriers to entry. We currently are find-ing good equities in the movie and content area. Improved means of distributing their products, which include direct television, Internet and cable modem transmissions, should provide increased revenue opportunities for these companies.

 The semiconductor group also is providing bargains, as we see oversupply con-cerns coming to an end. The demand for semiconductors continues to run strong, assisted by Pentium Pro and Window N.T. product cycles and telecommunications deregulation.

 Finally, spinoff situations are offering excellent value in the marketplace. Many of these former subsidiaries of larger companies are excellent businesses where management owns considerable stock.

            Investment Performance - Composite Growth & Income Fund
             -----------------------------------------------------
           Comparative Ending Values of $10,000 Invested on 10/31/86

                             [GRAPH APPEARS HERE]

                        Fund Class                            CPI
                         A Shares        S&P 500          (Inflation)
10/31/86                   9,550          10,000             10,000
10/31/88                  11,226          12,227             10,898
10/31/90                  10,623          14,301             12,103
10/31/92                  15,498          20,962             12,856
10/31/94                  18,686          25,027             13,554
10/31/96                  27,920          39,268             14,353

Past performance cannot predict future results.
--------------------------------------------------------------------------------
                         Average Annual Total Returns

Class A Shares             With Sales Charge   Without Sales Charge
--------------             -----------------   --------------------
One Year                        18.05%                23.61%
Five Years                      13.59%                14.64%
Ten Years                       10.82%                11.33%

Class B Shares
--------------

One Year                        18.55%                22.55%
Since 3/30/94                   18.13%                18.72%

                 --------------------------------------------

                   See footnotes for additional information.
--------------------------------------------------------------------------------

Notes to Investment Performance Charts:

   Investment returns and principal values of fund shares will fluctuate so that investor's shares, when redeemed, may be worth more or less than their original cost.

   Comparisons to fund performance include the consumer price index (CPI), as a measure of change in consumer prices as determined by the U.S. Bureau of Labor Statistics; the S&P 500 Stock Index (S&P 500), which is considered generally representative of the U.S. Stock Market; and the Lehman Government/Corporate Bond Index (LGCB), which is considered representative of the U.S. Government and Corporate Bond Markets.

   These indices are unmanaged and do not reflect actual investment-related expenses incurred by the funds with which they are compared. Fund values presented in the graphs are for Class A Shares. Class B share performance would vary due to different expenses. Except as noted, performance is calculated after the 4.5% maximum sales charge for Class A Shares and for Class B Shares, a contingent deferred sales charge of 4% for one year or 2% since 3/30/94. Class B yields do not reflect contingent deferred sales charges. Composite Northwest Class A information is presented since inception on 11/24/86 and all funds' Class B information is presented since 3/30/94, the commencement of offering of Class B shares.

                                  APPENDIX C

               ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUNDS

  The Composite Trust is an open-end series management investment company, or-ganized as a Massachusetts business trust, consisting of eight separate in-vestment portfolios, among which are the Acquiring Funds. Each Acquiring Fund has its own investment objectives and policies. The Composite Trust is de-signed to provide access to the professional investment management services offered by CRM, which serves as investment adviser (the "Adviser") to the Ac-quiring Funds.

  Each Acquiring Fund offers its shares in four classes: Class A, Class B, Class I and Class S. This Prospectus/Proxy Statement describes these classes of shares to be received by shareholders of the Acquired Funds in the Mergers. The Acquiring Funds are sometimes referred to in this Appendix C as the "Funds," and the Composite Trust is sometimes referred to in this Appendix C as the "Trust."

FINANCIAL HIGHLIGHTS

  The tables on the following pages present selected financial information about the Acquiring Funds, including per share data, expense ratios and other data based on average net assets. This information has been audited by LeMaster & Daniels PLLC, the Funds' independent auditors, whose reports thereon appear in the Composite Annual Reports and are incorporated by refer-ence into this Prospectus/Proxy Statement.

FINANCIAL HIGHLIGHTS____________________________________________________________
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
COMPOSITE GROWTH & INCOME FUND -- CLASS A SHARES

                           SIX
                          MONTHS
                          ENDED
                         APR. 30,
                           1997
                         --------
Net Asset Value,
Beginning of Year......  $  17.26
                         --------
 Income From Investment
 Operations
 Net Investment
  Income...............      0.07
 Net Gains (Losses) on
 Securities (both
 realized and
 unrealized)...........      1.92
                         --------
 Total From Investment
 Operations............      1.99
                         --------
 Less Distributions
 Dividends (from net
 investment income)....     (0.09)
 Distributions (from
 capital gains)........     (1.21)
                         --------
 Total Distributions...     (1.30)
                         --------
Net Asset Value, End of
Period                   $  17.95
                         ========
Total Return/(1)/......     5.45%
Ratios/Supplemental
Data
 Net Assets, End of
 Year ($1,000's).......  $215,534
 Ratio of Expenses to
 Average Net
 Assets/(2)/...........     1.09%/(4)/
 Ratio of Net Income to
 Average Net Assets....     0.82%/(4)/
 Portfolio Turnover
  Rate.................       59%/(4)/
 Average Commission
 Paid/(3)/.............  $ 0.0600
                                                      YEARS ENDED OCTOBER 31,
                         --------------------------------------------------------------------------------------------
                           1996      1995      1994     1993     1992     1991     1990     1989     1988     1987
                         --------- --------- --------- -------- -------- -------- -------- -------- -------- --------
Net Asset Value,
Beginning of Year......  $  14.65  $  12.71  $  12.81  $ 12.02  $ 11.86  $  9.18  $ 12.17  $ 11.10  $  9.77  $ 11.57
                         --------- --------- --------- -------- -------- -------- -------- -------- -------- --------
 Income From Investment
 Operations
 Net Investment
  Income...............      0.20      0.22      0.18     0.21     0.29     0.29     0.35     0.46     0.35     0.44
 Net Gains (Losses) on
 Securities (both
 realized and
 unrealized)...........      3.16      2.31      0.85     1.10     0.80     2.69    (2.19)    0.96     1.32    (0.45)
                         --------- --------- --------- -------- -------- -------- -------- -------- -------- --------
 Total From Investment
 Operations............      3.36      2.53      1.03     1.31     1.09     2.98    (1.84)    1.42     1.67    (0.01)
                         --------- --------- --------- -------- -------- -------- -------- -------- -------- --------
 Less Distributions
 Dividends (from net
 investment income)....     (0.21)    (0.19)    (0.18)   (0.21)   (0.34)   (0.30)   (0.50)   (0.35)   (0.29)   (0.55)
 Distributions (from
 capital gains)........     (0.54)    (0.40)    (0.95)   (0.31)   (0.59)    0.00    (0.65)    0.00    (0.05)   (1.24)
                         --------- --------- --------- -------- -------- -------- -------- -------- -------- --------
 Total Distributions...     (0.75)    (0.59)    (1.13)   (0.52)   (0.93)   (0.30)   (1.15)   (0.35)   (0.34)   (1.79)
                         --------- --------- --------- -------- -------- -------- -------- -------- -------- --------
Net Asset Value, End of
Period                   $  17.26  $  14.65  $  12.71  $ 12.81  $ 12.02  $ 11.86  $  9.18  $ 12.17  $ 11.10  $  9.77
                         ========= ========= ========= ======== ======== ======== ======== ======== ======== ========
Total Return/(1)/......    23.61%    20.87%     8.55%   11.06%    9.94%   32.69%  -16.25%   13.00%   17.36%    0.20%
Ratios/Supplemental
Data
 Net Assets, End of
 Year ($1,000's).......  $178,331  $130,630  $102,837  $95,229  $81,102  $69,365  $68,297  $72,642  $69,117  $67,933
 Ratio of Expenses to
 Average Net
 Assets/(2)/...........     1.03%     1.07%     1.10%    1.17%    1.10%    1.12%    1.17%    1.06%    0.89%    0.90%
 Ratio of Net Income to
 Average Net Assets....     1.26%     1.62%     1.45%    1.67%    2.37%    2.73%    3.33%    3.88%    3.33%    3.70%
 Portfolio Turnover
  Rate.................       52%       39%       34%      54%      18%      26%      37%      37%      45%      71%
 Average Commission
 Paid/(3)/.............  $ 0.0654        --        --       --       --       --       --       --       --       --

/(1)/Total returns do not reflect a sales charge.
/(2)/Ratio of expenses to average net assets include expenses paid indirectly beginning in fiscal 1995.
/(3)/Average commission paid disclosure beginning in fiscal 1996.
/(4)/Annualized.

FINANCIAL HIGHLIGHTS____________________________________________________________
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
COMPOSITE GROWTH & INCOME FUND -- CLASS B SHARES

                              SIX MONTHS       YEARS ENDED     MARCH 30
                            ENDED APRIL 30,    OCTOBER 31,        TO
                            ---------------   ---------------  OCT. 31,
                                 1997          1996     1995   1994/(4)/
                            ---------------   -------  ------  ---------
Net Asset Value, Beginning
 of Period................      $ 17.17       $ 14.59  $12.68   $12.00
                                -------       -------  ------   ------
 Income From Investment
  Operations
 Net Investment Income....         0.07          0.06    0.11     0.05
 Net Gains on Securities
  (both realized and
  unrealized).............         1.90          3.14    2.31     0.69
                                -------       -------  ------   ------
 Total From Investment
  Operations..............         1.90          3.20    2.42     0.74
                                -------       -------  ------   ------
 Less Distributions
 Dividends (from net
  investment income)......        (0.02)        (0.08)  (0.11)   (0.06)
 Distributions (from
  capital gains)..........        (1.21)        (0.54)  (0.40)    0.00
                                -------       -------  ------   ------
 Total Distributions......        (1.23)        (0.62)  (0.51)   (0.06)
                                -------       -------  ------   ------
Net Asset Value, End of
 Period...................      $ 17.84       $ 17.17  $14.59   $12.68
                                =======       =======  ======   ======
Total Return/(1)/.........         5.11%        22.55%  19.95%    6.14%
Ratios/Supplemental Data
 Net Assets, End of Period
  ($1,000's)..............      $34,362       $22,851  $8,871   $2,082
 Ratio of Expenses to
  Average Net
  Assets/(2)/.............         1.93%/(5)/    1.94%   1.91%    1.85%/(5)/
 Ratio of Net Income to
  Average Net Assets......        -0.02%/(5)/    0.34%   0.69%    0.65%/(5)/
 Portfolio Turnover Rate..           59%/(5)/      52%     39%      34%
 Average Commission
  Paid/(3)/...............      $0.0600       $0.0664      --       --

/(1)/Total returns do not reflect a sales charge and are not annualized. /(2)/Ratio of expenses to average net assets include expenses paid indirectly beginning in fiscal 1995.
/(3)/Average commission paid disclosure beginning in fiscal 1996.
/(4)/From the commencement of offering of Class B shares.
/(5)/Annualized.

FINANCIAL HIGHLIGHTS____________________________________________________________
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
COMPOSITE GOVERNMENT FUND -- CLASS A SHARES

                      SIX                                                    TEN
                     MONTHS                   YEARS ENDED                  MONTHS
                     ENDED                   DECEMBER 31,                   ENDED
                    JUNE 30,      --------------------------------------  DEC. 31,
                      1997          1996      1995      1994      1993    1992/(3)/
                    --------      --------  --------  --------  --------  ---------
Net Asset Value,
Beginning of
Period............  $  10.46      $  10.84  $   9.64  $  10.79  $  10.63  $  10.17
                    --------      --------  --------  --------  --------  --------
 Income from
 Investment
 Operations
 Net Investment
  Income..........      0.31          0.63      0.63      0.63      0.69      0.62
 Net Gains
 (Losses) on
 Securities (both
 realized and
 unrealized)......     (0.02)        (0.38)     1.20     (1.15)     0.16      0.10
                    --------      --------  --------  --------  --------  --------
 Total From
 Investment
 Operations.......      0.29          0.25      1.83    (0.52)      0.85      0.72
                    --------      --------  --------  --------  --------  --------
 Less
 Distributions
 Dividends (from
 net investment
 income)..........     (0.31)        (0.63)    (0.63)    (0.63)    (0.69)    (0.62)
                    --------      --------  --------  --------  --------  --------
Net Asset Value,
End of Period.....  $  10.44      $  10.46  $  10.84  $   9.64  $  10.79  $  10.63
                    ========      ========  ========  ========  ========  ========
Total
 Return/(1)/......     2.87%         2.48%    19.45%    -4.91%     8.12%     7.03%
Ratios/
Supplemental Data
 Net Assets, End
 of Period (in
 thousands).......  $119,431      $139,159  $177,310  $188,068  $268,112  $207,501
 Ratio of Expenses
 to Average Net
 Assets/(2)/......     1.02%/(4)/     .97%     1.01%     0.97%     0.99%     0.99%/(4)/
 Ratio of Net
 Income to Average
 Net Assets.......     6.09%/(4)/    6.01%     6.08%     6.19%     6.29%     6.98%/(4)/
 Portfolio
 Turnover Rate....       10%/(4)/      16%        8%       34%       51%       11%/(4)/
                       YEARS ENDED LAST DAY OF FEBRUARY,
                    ---------------------------------------------
                      1992     1991     1990     1989     1988
                    --------- -------- -------- -------- --------
Net Asset Value,
Beginning of
Period............  $  10.17  $  9.90  $  9.63  $ 10.25  $ 10.61
                    --------- -------- -------- -------- --------
 Income from
 Investment
 Operations
 Net Investment
  Income..........      0.79     0.82     0.88     0.91     0.91
 Net Gains
 (Losses) on
 Securities (both
 realized and
 unrealized)......      0.36     0.27     0.27   (0.62)    (0.36)
                    --------- -------- -------- -------- --------
 Total From
 Investment
 Operations.......      1.15     1.11     1.15     0.29     0.55
                    --------- -------- -------- -------- --------
 Less
 Distributions
 Dividends (from
 net investment
 income)..........     (0.79)   (0.84)   (0.88)   (0.91)   (0.91)
                    --------- -------- -------- -------- --------
Net Asset Value,
End of Period.....  $  10.53  $ 10.17  $  9.90  $  9.63  $ 10.25
                    ========= ======== ======== ======== ========
Total
 Return/(1)/......    11.72%   11.72%   12.31%    2.94%    6.63%
Ratios/
Supplemental Data
 Net Assets, End
 of Period (in
 thousands).......  $141,377  $92,293  $83,360  $79,920  $89,385
 Ratio of Expenses
 to Average Net
 Assets/(2)/......     1.01%    1.03%    0.99%    0.88%    0.88%
 Ratio of Net
 Income to Average
 Net Assets.......     7.63%    8.43%    8.86%    9.14%    9.03%
 Portfolio
 Turnover Rate....       17%      66%      19%      41%      43%

/(1)/Total returns do not reflect a sales charge and are not annualized. /(2)/Ratio of expenses to average net assets include expenses paid indirectly beginning in fiscal 1995.
/(3)/Change in Fund's fiscal year end.
/(4)/Annualized.

FINANCIAL HIGHLIGHTS____________________________________________________________
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
COMPOSITE INCOME FUND -- CLASS A SHARES

                       SIX                                                THREE
                     MONTHS                                               MONTHS
                      ENDED           YEARS ENDED OCTOBER 31,             ENDED
                    APRIL 30,     -----------------------------------  DECEMBER 31,
                      1997         1996     1995     1994      1993     1992/(3)/
                    ---------     -------  -------  -------  --------  ------------
Net Asset Value,
Beginning of
Period............   $  9.15      $  9.44  $  8.29  $  9.33  $   8.99    $  9.17
                     -------      -------  -------  -------  --------    -------
 Income From
 Investment
 Operations
 Net Investment
  Income..........      0.30         0.59     0.59     0.60      0.61       0.16
 Net Gains or
 Losses on
 Securities (both
 realized and
 unrealized)......      0.04        (0.29)    1.15    (1.04)     0.34      (0.18)
                     -------      -------  -------  -------  --------    -------
 Total From
 Investment
 Operations.......      0.34         0.30     1.74    (0.44)     0.95      (0.02)
                     -------      -------  -------  -------  --------    -------
 Less
 Distributions
 Dividends (from
 net investment
 income)..........     (0.30)       (0.59)   (0.59)   (0.60)    (0.61)     (0.16)
Net Asset Value,
End of Period.....   $  9.19      $  9.15  $  9.44  $  8.29  $   9.33    $  8.99
                     =======      =======  =======  =======  ========    =======
Total
 Return/(1)/......     3.76%        3.46%   21.58%   -4.82%    10.82%     -0.23%
Ratios/
Supplemental Data
 Net Assets, End
 of Period (in
 thousands).......   $80,302      $86,657  $97,534  $88,102  $104,876    $86,425
 Ratio of Expenses
 to Average Net
 Assets/(2)/......     1.06%/(4)/   1.03%    1.08%    1.04%     1.08%      0.95%/(4)/
 Ratio of Net
 Income to Average
 Net Assets.......     6.57%/(4)/   6.52%    6.59%    6.83%     6.58%      6.94%/(4)/
 Portfolio
 Turnover Rate....       19%/(4)/     42%      43%      26%       51%        87%/(4)/
                            YEARS ENDED SEPTEMBER 30,
                    ----------------------------------------------
                     1992     1991     1990      1989      1988
                    -------- -------- -------- --------- ---------
Net Asset Value,
Beginning of
Period............  $  8.68  $  8.12  $  8.51  $   8.87  $   9.04
                    -------- -------- -------- --------- ---------
 Income From
 Investment
 Operations
 Net Investment
  Income..........     0.65     0.68     0.74      0.91      0.95
 Net Gains or
 Losses on
 Securities (both
 realized and
 unrealized)......     0.49     0.56    (0.39)    (0.36)    (0.17)
                    -------- -------- -------- --------- ---------
 Total From
 Investment
 Operations.......     1.14     1.24     0.35      0.55      0.78
                    -------- -------- -------- --------- ---------
 Less
 Distributions
 Dividends (from
 net investment
 income)..........    (0.65)   (0.68)   (0.74)    (0.91)    (0.95)
Net Asset Value,
End of Period.....  $  9.17  $  8.68  $  8.12  $   8.51  $   8.87
                    ======== ======== ======== ========= =========
Total
 Return/(1)/......   13.57%   15.93%    4.32%     6.58%     9.02%
Ratios/
Supplemental Data
 Net Assets, End
 of Period (in
 thousands).......  $84,995  $73,342  $66,648  $126,088  $162,956
 Ratio of Expenses
 to Average Net
 Assets/(2)/......    1.05%    1.04%    1.04%     0.96%     1.01%
 Ratio of Net
 Income to Average
 Net Assets.......    7.26%    8.16%    8.97%    10.53%    10.56%
 Portfolio
 Turnover Rate....      47%     106%      64%       37%       47%

/(1)/Total returns do not reflect a sales charge and are not annualized. /(2)/Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal year 1995.
/(3)/Change in Fund's fiscal year end.
/(4)/Annualized.

FINANCIAL HIGHLIGHTS____________________________________________________________
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
COMPOSITE TAX-EXEMPT FUND -- CLASS A SHARES

                        SIX
                       MONTHS
                       ENDED                                    YEARS ENDED DECEMBER 31,
                      JUNE 30,   ------------------------------------------------------------------------------------------------
                        1997       1996      1995      1994      1993      1992      1991      1990      1989     1988     1987
                     ----------  --------  --------  --------  --------  --------  --------  --------  --------  -------  -------
Net Assets Value,
Beginning of Year..  $     7.83  $   8.02  $   7.13  $   8.04  $   7.58  $   7.42  $   7.16  $   7.17  $   7.20  $  7.02  $  7.56
                     ----------  --------  --------  --------  --------  --------  --------  --------  --------  -------  -------
 Income From
 Investment
 Operations
 Net Investment
  Income...........        0.19      0.38      0.38      0.39      0.40      0.42      0.45      0.47      0.50     0.52     0.54
 Net Gains (Losses)
 on Securities
 (both realized and
 unrealized).......        0.01     (0.19)     0.89     (0.91)     0.54      0.23      0.34     (0.01)     0.07     0.20    (0.45)
                     ----------  --------  --------  --------  --------  --------  --------  --------  --------  -------  -------
 Total From
 Investment
 Operations........        0.20      0.19      1.27     (0.52      0.94      0.65      0.79      0.46      0.57     0.72     0.09
                     ----------  --------  --------  --------  --------  --------  --------  --------  --------  -------  -------
 Less Distributions
 Dividends
 (from net
 investment
 income)...........       (0.19)    (0.38)    (0.38)    (0.39)    (0.40)    (0.42)    (0.45)    (0.47)    (0.50)   (0.52)   (0.53)
                     ----------  --------  --------  --------  --------  --------  --------  --------  --------  -------  -------
 Distributions
 (from capital
 gains)............          --        --        --        --     (0.08)    (0.07)    (0.08)       --     (0.10)   (0.02)   (0.10)
                     ----------  --------  --------  --------  --------  --------  --------  --------  --------  -------  -------
 Total
  distributions....       (0.19)    (0.38)    (0.38)    (0.39)    (0.48)    (0.49)    (0.53)    (0.47)    (0.60)   (0.63)   (0.63)
                     ----------  --------  --------  --------  --------  --------  --------  --------  --------  -------  -------
Net Assets Value,
End of Year........  $     7.84  $   7.83  $   8.02  $   7.13  $   8.04  $   7.58  $   7.42  $   7.16  $   7.17  $  7.20  $  7.02
                     ==========  ========  ========  ========  ========  ========  ========  ========  ========  =======  =======
Total Return/(1)/..       2.62%     2.52%    18.25%    -6.53%    12.54%     9.00%    11.36%     6.71%     8.08%   10.66%    1.25%
Ratios/Supplemental
Data
 Net Assets, End of
 Year (in
 thousands)........    $192,465  $203,606  $230,055  $215,438  $259,045  $186,861  $140,154  $111,462  $104,208  $94,156  $83,057
 Ratio of Expenses
 to Average Net
 Assets/(2)/.......  0.79%/(3)/     0.75%     0.81%     0.79%     0.81%     0.78%     0.77%     0.77%     0.80%    0.80%    0.85%
 Ratio of Net
 Income to Average
 Net Assets........  4.97%/(3)/     4.90%     5.03%     5.23%     4.97%     5.56%     6.16%     6.65%     6.85%    7.34%    7.36%
 Portfolio
 Turnover Rate.....    17%/(3)/       22%        8%       12%       19%       30%       83%      115%      104%      47%      49%

/(1)/Total returns do not reflect a sales charge and are not annualized. /(2)/Ratio of expenses to average net assets include expenses paid indirectly beginning in fiscal 1995.
/(3)/Annualized.

FINANCIAL HIGHLIGHTS____________________________________________________________
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
CLASS B SHARES

                        COMPOSITE GOVERNMENT FUND                    COMPOSITE INCOME FUND
                     --------------------------------------     --------------------------------------
                       SIX                                        SIX
                      MONTHS       YEARS ENDED    MARCH 30,      MONTHS       YEARS ENDED    MARCH 30,
                      ENDED       DECEMBER 31,     1994 TO       ENDED       DECEMBER 31,     1994 TO
                     APR. 30,     --------------  DEC. 31,      APR. 30,     --------------  DEC. 31,
                       1997        1996    1995   1994/(2)/       1997        1996    1995   1994/(2)/
                     --------     ------  ------  ---------     --------     ------  ------  ---------
Net Asset Value,
Beginning of
Period...........     $10.46      $10.84  $ 9.64   $10.24        $ 9.17      $ 9.46  $ 8.30   $ 8.85
                      ------      ------  ------   ------        ------      ------  ------   ------
 Income From
 Investment
 Operations
 Net Investment
 Income..........       0.27        0.54    0.54     0.41          0.26        0.52    0.51     0.40
 Net Gains or
 Losses on
 Securities (both
 realized and
 unrealized).....      (0.02)      (0.38)   1.20    (0.60)         0.04       (0.29)   1.16    (0.55)
                      ------      ------  ------   ------        ------      ------  ------   ------
 Total From
 Investment
 Operations......       0.25        0.16    1.74    (0.19)         0.30        0.23    1.67    (0.15)
                      ------      ------  ------   ------        ------      ------  ------   ------
 Less
  Distributions
 Dividends (from
 net investment
 income).........      (0.27)      (0.54)  (0.54)   (0.41)        (0.26)      (0.52)  (0.51)   (0.40)
Net Asset Value,
End of Period....     $10.44      $10.46  $10.84   $ 9.64        $ 9.21      $ 9.17  $ 9.46   $ 8.30
                      ======      ======  ======   ======        ======      ======  ======   ======
Total
 Return/(1)/.....      2.43%       1.58%  18.48%   -1.86%         3.34%       2.59%  20.70%   -1.67%
Ratios/Supplemental
Data
 Net Assets, End
 of Period
 ($1,000's)......     $2,898      $2,963  $2,206   $1,063        $7,303      $7,122  $4,452   $2,299
 Ratio of
 Expenses to
 Average Net
 Assets/(3)/.....      1.85%/(4)/  1.85%   1.84%    1.76%/(4)/    1.88%/(4)/  1.89%   1.91%    1.80%/(4)/
 Ratio of Net
 Income to
 Average Net
 Assets..........      5.24%/(4)/  5.14%   5.20%    5.43%/(4)/    5.74%/(4)/  5.69%   5.73%    6.25%/(4)/
 Portfolio
 Turnover Rate...        10%/(4)/    16%      8%      34%           19%/(4)/    42%     43%      26%
                            COMPOSITE TAX-EXEMPT FUND
                     ------------------------------------------
                         SIX
                        MONTHS     YEARS ENDED    MARCH 30,
                        ENDED      DECEMBER 31,    1994 TO
                       APR. 30,   ---------------  DEC. 31
                         1997      1996    1995   1994/(2)/
                     ------------ ------- ------- -------------
Net Asset Value,
Beginning of
Period...........     $ 7.83      $ 8.02  $ 7.13   $ 7.49
                     ------------ ------- ------- -------------
 Income From
 Investment
 Operations
 Net Investment
 Income..........       0.16        0.31    0.32     0.25
 Net Gains or
 Losses on
 Securities (both
 realized and
 unrealized).....       0.01       (0.19)   0.89    (0.36)
                     ------------ ------- ------- -------------
 Total From
 Investment
 Operations......       0.17        0.12    1.21    (0.11)
                     ------------ ------- ------- -------------
 Less
  Distributions
 Dividends (from
 net investment
 income).........      (0.16)      (0.31)  (0.32)   (0.25)
Net Asset Value,
End of Period....     $ 7.84      $ 7.83  $ 8.02   $ 7.13
                     ============ ======= ======= =============
Total
 Return/(1)/.....      2.19%       1.61%  17.30%   -1.46%
Ratios/Supplemental
Data
 Net Assets, End
 of Period
 ($1,000's)......     $6,664      $5,266  $2,682   $1,258
 Ratio of
 Expenses to
 Average Net
 Assets/(3)/.....      1.63%/(4)/  1.65%   1.62%    1.58%/(4)/
 Ratio of Net
 Income to
 Average Net
 Assets..........      4.11%/(4)/  4.01%   4.18%    4.53%/(4)/
 Portfolio
 Turnover Rate...        17%/(4)/    22%      8%      12%

/(1)/Total returns do not reflect a sales charge and are not annualized. /(2)/From the commencement of offering Class B shares.
/(3)/Ratio of expenses to average net assets include expenses paid indirectly beginning in fiscal 1995.
/(4)/Annualized.

FINANCIAL HIGHLIGHTS___________________________________________________________
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
COMPOSITE MONEY FUND -- CLASS A SHARES

                   SIX MONTHS
                     ENDED
                   APRIL 30,
                      1997
                   ----------
Net Asset Value,
Beginning of
Year.............   $  1.000
                    --------
 Income From
 Investment
 Operations
 Net Investment
 Income..........      0.239
 Total From
 Investment
 Operations......      0.239
                    --------
 Less
 Distributions
 Dividends (from
 net investment
 income).........    (0.0239)
 Total
 Distributions...    (0.0239)
                    --------
Net Asset Value,
End of Year......   $ 1.0000
                    ========
Total Return.....      4.95%/(2)/
Ratios/
Supplemental Data
 Net Assets, End
 of Year (in
 thousands)......   $256,222
 Ratio of
 Expenses to
 Average Net
 Assets/(1)/.....      0.78%/(2)/
 Ratio of Net
 Income to
 Average Net
 Assets..........      4.83%/(2)/
                                                    YEARS ENDED OCTOBER 31,
                   ---------------------------------------------------------------------------------------------------
                     1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                   --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Net Asset Value,
Beginning of
Year.............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                   --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
 Income From
 Investment
 Operations
 Net Investment
 Income..........    0.0476    0.0519    0.0341    0.0238    0.0302    0.0526    0.0733    0.0826    0.0668    0.0588
 Total From
 Investment
 Operations......    0.0476    0.0519    0.0341    0.0238    0.0302    0.0526    0.0733    0.0826    0.0668    0.0588
                   --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
 Less
 Distributions
 Dividends (from
 net investment
 income).........   (0.0476)  (0.0519)  (0.0341)  (0.0238)  (0.0302)  (0.0526)  (0.0733)  (0.0826)  (0.0668)  (0.0588)
 Total
 Distributions...   (0.0476)  (0.0159)  (0.0341)  (0.0238)  (0.0302)  (0.0526)  (0.0733)  (0.0826)  (0.0688)  (0.0588)
                   --------- --------- --------- --------- --------- --------- --------- --------- --------- ---------
Net Asset Value,
End of Year......  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                   ========= ========= ========= ========= ========= ========= ========= ========= ========= =========
Total Return.....     4.88%     5.33%     3.47%     2.41%     3.07%     5.41%     7.61%     8.60%     6.85%     5.97%
Ratios/
Supplemental Data
 Net Assets, End
 of Year (in
 thousands)......  $229,355  $171,225  $125,651  $135,187  $141,193  $178,741  $252,051  $256,017  $180,130  $137,737
 Ratio of
 Expenses to
 Average Net
 Assets/(1)/.....     0.79%     0.92%     0.95%     0.97%     0.88%     0.93%     0.97%     1.06%     1.01%     1.05%
 Ratio of Net
 Income to
 Average Net
 Assets..........     4.77%     5.19%     3.39%     2.38%     3.04%     5.33%     7.33%     8.26%     6.68%     5.88%

/(1)/Ratios of expenses to average net assets include expenses paid indirectly beginning in fiscal year 1995. The ratios before voluntary waiver of cer-tain fees incurred by the Portfolio and expense reimbursements were .89% in 1996, 1.04% in 1995, and 1.04% in 1994, and 1.03% for 1993.
/(2)/Annualized.

FINANCIAL HIGHLIGHTS___________________________________________________________
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

COMPOSITE MONEY FUND -- CLASS B SHARES

                                   SIX MONTHS       YEARS ENDED
                                     ENDED         DECEMBER 31,     MAY 2, TO
                                    JUNE 30,      ----------------  DEC. 31,
                                      1997         1996     1995      1994
                                   ----------     -------  -------  ---------
Net Asset Value, Beginning of
 Period..........................   $1.0000       $1.0000  $1.0000   $1.0000
                                    -------       -------  -------   -------
 Income From Investment
  Operations
 Net Investment Income...........    0.0090        0.0199   0.0226    0.0097
 Net Gains on Securities (both
  realize and unrealized)........        --            --   0.0054        --
                                    -------       -------  -------   -------
 Total From Investment
  Operations.....................    0.0090        0.0199   0.0280    0.0097
                                    -------       -------  -------   -------
 Less Distributions
 Dividends (from net investment
  income)........................   (0.0090)      (0.0199) (0.0226)  (0.0097)
 Distributions (from capital
  gains).........................        --            --  (0.0054)      --
                                    -------       -------  -------   -------
 Total Distributions.............   (0.0090)      (0.0199) (0.0280)  (0.0097)
                                    -------       -------  -------   -------
Net Asset Value, End of Period...   $1.0000       $1.0000  $1.0000   $1.0000
                                    =======       =======  =======   =======
Total Return.....................     2.24%/(3)/    2.01%    2.83%     1.45%/(3)/
Ratios/Supplemental Data.........
 Net Assets, End of Period (in
  thousands).....................       $12            $2       $1        $1
 Ratio of Expenses to Average Net
  Assets/(1)/....................     1.50%/(3)/    1.53%    1.73%     1.66%/(3)/
 Ratio of Net Income to Average
  Net Assets.....................     2.47%/(3)/    1.99%    2.12%     1.38%/(3)/

/(1)/Ratio of expenses to average net assets includes expenses paid indirectly beginning in fiscal 1995. The ratios before voluntary waiver of certain fees incurred by the Portfolio and expense reimbursements were 1.90% in 1996, 2.10% in 1995 and 2.62% in 1994.
/(2)/From the commencement of offering of Class B shares.
/(3)/Annualized.

THE ACQUIRING FUNDS' OBJECTIVES, PRACTICES AND RISK FACTORS

 The investment objectives and general investment policies of each Acquiring Fund are described below. The objectives are fundamental and, therefore, can-not be changed without a majority vote of each Acquiring Fund's outstanding shares. Because the market value of each Acquiring Fund's investments will change, the net asset value per share of each Acquiring Fund (except the Com-posite Money Fund) also will vary. Specific portfolio securities eligible for purchase by the Acquiring Funds, investment techniques that may be used and risks associated with these securities and techniques are described more fully in the Composite SAIs (the "SAI").

 Composite Government Fund

 The primary objective of the Composite Government Fund is to maintain a high level of current income, consistent with safety and liquidity. It invests in obligations issued by, or guaranteed by the full faith and credit of, the U.S. Government, and in repurchase agreements and collateralized mortgage obliga-tions that are secured by these types of obligations. It is the fundamental policy of the Fund to invest only in the following securities:

1) U.S. Government obligations issued by the Treasury, including bills, cer-tificates of indebtedness, notes, and bonds.

2) Obligations secured by the full faith and credit of the U.S. Government or its instrumentalities.

3) Certificates of the Government National Mortgage Association ("GNMA"), which are debt securities representing an undivided ownership interest in a pool of mortgages. The mortgages backing these securities include con-ventional 30-year fixed-rate mortgages, 15-year fixed-rate mortgages, graduated payment mortgages and adjustable-rate mortgages. The U.S. Gov-ernment guarantees the timely payment of interest and principal for these securities through the GNMA, which is a wholly owned U.S. Government cor-poration within the Department of Housing and Urban Development. The GNMA is authorized to make such a guarantee, with the full faith and credit of the U.S. Government, on securities issued by institutions and backed by pools of FHA-insured or VA-insured mortgages. However, the guarantees do not extend to the securities' yield or value, which are likely to vary in-versely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.

4) Collateralized mortgage obligations which are fully collateralized by GNMA certificates or by mortgages insured by GNMA.

5) Repurchase agreements which are secured by obligations identified in para-graphs 1, 2, and 3 above.

 For proposed changes to the limitations on the instruments in which the Fund may invest, see "Proposed Changes to Investment Restrictions."

 Composite Income Fund

 The Composite Income Fund seeks to provide a high level of current income that is consistent with protection of shareholders' capital. It plans to achieve its objective by investing in debt issues and obligations that offer high current yields and are consistent with a low degree of risk. To meet these objectives, the Composite Income Fund invests most of its assets in the following:

1) Debt and convertible debt securities that enjoy the four highest ratings of Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Fund may invest up to 35% of its assets in lower-rated securities (sometimes called "junk bonds"). (Such limit is currently 20%, but will be raised to 35% at or about the time of the Mergers). See the SAI for a detailed description of ratings.

2) Debt obligations of the U.S. Government and its agencies, including mort-gage-backed securities issued by the GNMA, Federal National Mortgage Asso-ciation, and Federal Home Loan Mortgage Corporation or similar government agencies.

3) Obligations of U.S. banks that belong to the Federal Reserve System. The Fund may not invest more than 25% of its total assets in these issues.

4) Preferred stocks and convertible preferred stocks rated in one of the four highest ratings categories by S&P or Moody's.

5) The highest grade commercial paper as rated by S&P or Moody's.

6) Deposits in U.S. banks. Unless these deposits are liquid, they may not ex-ceed 10% of the Fund's total assets.

 For proposed changes to the limitations on the instruments in which the Fund may invest, see "Proposed Changes to Investment Restrictions."

 Composite Growth & Income Fund

 The primary objective of the Composite Growth & Income Fund is to provide long-term capital growth by investing in common stocks and other securities. Current income is a secondary consideration. Equity investments are selected from high-quality companies with solid business fundamentals that the Adviser believes have a competitive advantage. Securities may be purchased on a recog-nized exchange, over-the-counter, or through the NASDAQ system. In addition, the Fund may invest in the following investment instruments:

1) Money market instruments. Investment in money market instruments may be for temporary or defensive purposes. The money market investments permitted in-clude obligations of the U.S. Government and its agencies and instrumental-ities; short-term corporate-debt securities; commercial paper, including bank obligations; and certificates of deposit.

2) Repurchase agreements. The Fund may temporarily invest cash reserves in re-purchase agreements. In a repurchase agreement, a fund buys a security at one price and agrees to sell it back at a higher price. If the seller de-faults on its agreement to repurchase the security, the Fund may suffer a loss because of a decline in the value of the underlying debt security.

  Repurchase agreements will be entered into only with brokers, dealers or banks that meet credit guidelines adopted by the Composite Trust's Board of Trustees. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets.

3) Real estate investment trusts. The Fund may invest up to 25% of its assets in real estate investment trusts ("REITs"). Factors influencing the invest-ment performance of REITs include the profitable operation of properties owned, financial condition of lessees and mortgagors, underlying value of the real property and mortgages owned, amount of financial leverage, and amount of cash flow generated and paid out.

4) Fixed-income securities. The Fund may invest in bonds of any maturity, in-cluding mortgage-backed securities. All fixed-income securities are subject to credit risk, which is dependent on the issuer's ability to maintain timely interest and principal payments. During periods of low interest rates, mortgage-backed securities may be subject to accelerated prepayment and possible reinvestment in securities bearing lower rates of interest.

  The Fund may also invest in below-investment-grade bonds (sometimes called "junk bonds"). Any investment of this type may be considered speculative and involve greater risk of default or price change because of changes in the is-suer's creditworthiness. The market price of these securities may fluctuate more than higher-rated securities. They also may decline significantly in pe-riods of general economic difficulty, which may follow periods of rising in-terest rates.

5) When-issued and delayed-delivery securities. The Fund may purchase or sell U.S. government securities or collateralized mortgage obligations on what is called a "when-issued" or "delayed-delivery" basis. This is done to ob-tain what is considered to be an advantageous yield or price at the time of the transaction. The Fund may purchase securities in these transactions if payment and delivery are scheduled to take place no more than 120 days in the future.

  The payment obligation and interest rates to be received are fixed at the time the Fund enters into the commitment. It is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. No interest will accrue to the Fund until settlement.

  The Fund is prohibited from entering into when-issued or delayed-delivery commitments that, in total, exceed 20% of the market value of its total as-sets minus total liabilities (except for the obligations created by these commitments).

6) Covered call options. The Fund may write (sell) covered call options. A call option is "covered" if the Fund owns the security underlying the op-tion it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. If the Fund sells a covered call option, it becomes obligated to deliver the securities underlying the option if the purchaser chooses to exercise the option before its termina-tion date. In return the Fund receives a premium from the purchaser which it keeps, regardless of whether the option is exercised. During the option period, the Fund gives up any possible capital appreciation above the agreed-upon price if the market price of the underlying security rises.

7) Foreign Securities. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

  Investments in foreign securities may involve somewhat different risks, in-cluding incomplete or inaccurate financial information, foreign taxes and re-strictions, illiquidity, and fluctuations in currency values.

 The Fund's net asset value per share will fluctuate as the values of the se-curities it owns change. There are many factors that influence fluctuations in the market value of securities owned by the Fund. These include economic trends, government actions and regulations, and international monetary condi-tions. An individual stock's price can be affected by such factors as poor earnings reports by its issuer, litigation, loss of major customers, or changes particular to its industry.

 For proposed changes to the limitations on the instruments in which the Fund may invest, see "Proposed Changes to Investment Restrictions."

 Composite Money Fund

 The Composite Money Fund seeks to provide maximum current income while pre-serving capital and maintaining liquidity. It pursues this objective through investment in high-quality money market instruments. The Adviser intends to achieve this objective by purchasing high-quality investments which mature in 397 days or less with an average maturity of no more than 90 days. The Fund invests solely in the money market instruments selected from the following five general categories:

1) Obligations issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities.

2) Obligations of U.S. and foreign banks with assets of more than $500 mil-lion.

3) Short-term commercial notes issued directly by businesses and banking in-stitutions to finance short-term cash needs. The Fund may only purchase notes which have received one of the two highest ratings from Moody's or S&P; or those issued by companies whose unsecured debt is rated in one of the two highest ratings categories by Moody's or S&P.

4) Short-term corporate obligations rated in one of the two highest ratings categories by Moody's or S&P.

5) Short-term repurchase agreements.

 The Fund invests in some relatively complex financial instruments. Because it invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

 For proposed changes to the limitations on the instruments in which the Fund may invest, see "Proposed Changes to Investment Restrictions."

 Composite Tax-Exempt Fund

 The Composite Tax-Exempt Fund's primary objective is to maintain a high level of federal tax-exempt income while protecting investors' capital. Investments are made in a carefully selected portfolio of bonds issued by states, coun-ties, cities and other governmental bodies whose bonds generate income that is exempt from federal income tax. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds.

 General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest.

 Revenue bonds are not supported by the issuer's full taxing authority. Gener-ally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

 In normal markets, the Fund will invest at least 80%, and possibly all, of its portfolio in tax-exempt securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities. The Fund spe-cifically limits these investments to:

1) Municipal bonds rated in one of the four highest ratings categories by S&P or Moody's. The Fund may invest up to 35% of its assets in lower-rated se-curities (sometimes called "junk bonds"). (Such limit is currently 25%, but will be raised to 35% at or about the time of the Mergers). See the SAI for a detailed description of ratings.

2)  Municipal notes backed by the federal government.

3) Notes from issuers who already have issued outstanding municipal bonds en-joying the four highest ratings of S&P or Moody's.

4) Securities of other tax-exempt mutual funds as temporary investments of cash reserves.

 In adverse markets, the Fund may seek to protect its investment position by investing up to 50% of its portfolio in short-term taxable investments. Inter-est income from these short-term investments, when it is distributed by the Fund, may result in a tax liability to investors. These investments are limited to:

1) Obligations of the U.S. Government and its agencies and instrumentalities. These investments, limited to short maturities as temporary investments, would not be made routinely nor made to any significant extent.

2) Commercial paper rated in the highest grade by either S&P or Moody's.

3) Obligations of U.S. banks belonging to the Federal Reserve System.

4) Time or demand deposits in U.S. banks.

5) Municipal bonds or any of the previously mentioned investments subject to short-term repurchase agreements.

 For proposed changes to the limitations on the instruments in which the Fund may invest, see "Proposed Changes to Investment Restrictions."

 Fixed-Income Funds--General

 The net asset values per share of Composite Government Fund, the Composite Income Fund and the Composite Tax-Exempt Fund (the "Fixed-Income Funds") will fluctuate as the value of securities they own change. As with all fixed-income investments, the Fixed-Income Funds' securities are subject to market and credit risks.

 Market risk relates to several factors. Among these are the price fluctuation of a fixed-income security, overall interest-rate conditions, the credit rat-ing of the issuer, and the maturity length of the security. Generally, when interest rates increase, the prices of outstanding fixed-income securities de-crease.

 Credit risk refers to the likelihood that a security's issuer can maintain timely interest and principal payments. The Fixed-Income Funds each seek to reduce the effect of credit risk by diversifying.

 The Fixed-Income Funds do not have any restrictions on the maturities of se-curities in which they may invest. They seek to invest in securities having maturities that, in the Adviser's judgment, are consistent with that Funds' investment objective.

 As noted above, contemporaneously with the proposed Mergers, the Composite Tax-Exempt Fund and the Composite Income Fund would each be permitted to in-vest in up to 35% of its assets in below investment grade or nonrated securi-ties. Securities rated below investment grade, as well as unrated securities, usually entail greater risk (including the possibility of default or bank-ruptcy of the issuers), and generally involve greater price volatility and risk of principal and income, and may be less liquid, than securities in higher rated categories. Both price volatility and illiquidity may make it difficult for the Funds to value certain of these securities at certain times and these securities may be difficult to sell under certain market conditions. Prices for non-investment grade debt securities may be affected by legislative and regulatory developments.
-------------------------------------------------------------------------------

INVESTMENT RESTRICTIONS

 Although many of the Adviser's decisions depend on flexibility, there are certain principles so fundamental to the Acquiring Funds that they may not be changed without a vote of a majority of the outstanding shares of that Fund.

 In addition to other restrictions listed in the SAI and the Merger SAI, the Composite Government Fund, the Composite Income Fund, the Composite Growth & Income Fund and the Composite Tax-Exempt Fund may not:

1) Invest more than 5%* of its total assets in securities of any single issuer other than U.S. government securities, except that up to 25% of a Fund's assets may be invested without regard to this 5% limitation.

2) Acquire more than 10%* of the voting securities of any one company.

3) Borrow money for investment purposes, although it may borrow up to 5% of its total net assets for emergency, non-investment purposes.

 The Composite Money Fund may not:

1) Invest in common stocks or other equity securities.

2) Borrow money for investment purposes, except that it may borrow up to 5% of its total assets in emergencies and that it may borrow up to 33 1/3% of such assets to meet redemption requests that would otherwise result in the untimely liquidation of vital parts of its portfolio.

3) Invest more than 5%* of its total assets in securities of any single issu-er, except for the U.S. government, its agencies or its instrumentalities.

 None of the Acquiring Funds may invest more than 25%* of their total assets in securities of issuers in any single industry.

* Percent at time investment is made.

PROPOSED CHANGES TO INVESTMENT RESTRICTIONS


 It is expected that, subject to approval by shareholders, there will be cer-tain changes in the fundamental investment restrictions of the Composite In-come Fund, the Composite Government Fund, the Composite Tax-Exempt Fund and the Composite Money Fund. Such changes, if approved, would take effect at or shortly after the time of the Mergers, although the Composite Trust's Board of Trustees may impose operating limits more restrictive than the new policies.

 All Funds

 Each Fund would be permitted to invest in securities that are eligible for resale in accordance with the provisions of Rule 144A under the Securities Act.

 Composite Government Fund

 The Composite Government Fund would be permitted to invest in debt securities issued by U.S. Government agencies and instrumentalities, whether or not they are supported by the full faith and credit of the U.S. Government. The Fund would also be permitted to enter into transactions in which the Fund sells se-curities for delivery in the current month and simultaneously contracts to re-purchase substantially similar securities on a specified future date (a "dol-lar roll transaction"). The obligation to repurchase the securities on a spec-ified future date (which may include or be considered to be a forward commit-ment) involves the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price. In the event the other party to a dollar roll transaction files for bankruptcy, be-comes insolvent or defaults on its obligation, the Fund's use of the proceeds of the transaction may be delayed, impaired or restricted pending a determina-tion by the other party, its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. There also is the risk that the return earned by the Fund with the proceeds of the dollar roll transaction may not exceed its transaction costs.

 Composite Income Fund

 The Composite Income Fund would be able to invest in securities denominated in foreign currencies and would also be permitted to engage in foreign cur-rency exchange transactions for hedging purposes in connection with the pur-chase and sale of foreign securities, or to protect against changes in the value of specific securities held by the Fund. The Fund would also be permit-ted to purchase and sell currencies on a spot (a cash) basis, to enter into forward contracts to purchase or sell foreign currencies at a future date, and to buy and sell foreign currency futures contracts and put and call options on foreign currency futures contracts and foreign currencies.

 The Fund would be permitted to invest up to 10% of its assets in securities issued by REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in gen-eral (such as, for example, possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Eq-uity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversi-fied, and are subject to heavy cash flow dependency as well as the risks of default by borrowers and self-liquidation. REITs are also subject to the pos-sibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

 Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

 The Fund would also be permitted to enter into transactions in which the Fund sells securities for delivery in the current month and simultaneously con-tracts to repurchase substantially similar securities on a specified future date (a "dollar roll transaction"). The obligation to repurchase the securi-ties on a specified future date (which may include or be considered to be a forward commitment) involves the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price. In the event the other party to a dollar roll transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the Fund's use of the proceeds of the transaction may be delayed, impaired or restricted pending a determination by the other party, its trustee or receiver, whether to en-force the Fund's obligation to repurchase the securities. There also is the risk that the return earned by the Fund with the proceeds of the dollar roll transaction may not exceed its transaction costs.

 Composite Tax-Exempt Fund

 The Composite Tax-Exempt Fund would be allowed to invest in interest rate futures. Interest rate futures would be entered into to hedge the Fund against the effects of changes in the value of the portfolio securities due to changes in interest rates and market conditions without necessarily buying or selling the securities. A risk associated with investing in interest rate futures is that there can be no assurance that there will be a correlation between price movements in the underlying securities and price movements in the securities which are the subject of the hedge.

 Composite Money Fund

 The Composite Money Fund would be permitted to invest in asset-backed securities within the definition of commercial paper, subject to the same credit quality information and rating levels set for commercial paper. Asset-backed securities represent an interest in a pool of assets such as motor vehicle installment purchase obligations, credit card receivables and home equity loans. The Fund would be permitted to purchase asset-backed securities only if the security or the issuer with respect to the comparable securities is: (i) rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as S&P or Moody's, in one of the two highest rating categories for short-term securities, (ii) is rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating, or (iii) if not so rated, the security is determined to be of comparable quality. The Fund would also be permitted to invest in securities issued by governmental entities such as state and local governments and municipalities that issue taxable debt.

 In addition, the Fund would be permitted to invest in securities offered by foreign governments, their agencies and instrumentalities, and supranational organizations like The World Bank, and in obligations of U.S. and foreign fi-nancial institutions, including brokerage, finance and insurance companies. These securities involve certain risks, including those resulting from (i) fluctuations in currency exchange rates, (ii) devaluation of currencies, (iii) future political or economic developments and the possible imposition of cur-rency exchange blockages or other foreign governmental laws or restrictions, and (iv) reduced availability of public information concerning issuers.

-------------------------------------------------------------------------------

ADVISER

 The Adviser has been in the business of investment management since 1944. It currently manages more than $2.3 billion for mutual funds and institutional advisory accounts, including more than $1.4 billion within the Composite Group of Funds (the "Composite Funds"), which are all registered investment compa-nies for which CRM serves as Adviser. The investment management agreements are renewable each year, subject to the approval of the Composite Trust's Board of Trustees or the shareholders themselves.

 The Adviser advises the Acquiring Funds on investment policies and specific investments. Subject to supervision by the Composite Trust's Board of Trust-ees, the Adviser determines which securities are to be bought and sold. These decisions are based on analyses of the economy, sectors of industry and spe-cific institutions. They are compiled from extensive data provided by some of the country's largest investment firms, in addition to the Adviser's own re-search.

 William G. Papesh is the President of the Composite Trust and the Adviser. A team of the Adviser's investment professionals manages each Acquiring Fund, under supervision of the Adviser's investment committee. Mr. Gary J. Pokrzywinski, chartered financial analyst ("CFA"), is the primary manager for the Composite Government Fund and the Composite Income Fund. Mr. Pokrzywinski has been employed by the Adviser since July 1992, and has 12 years of continu-ous experience in fixed-income and financial market analysis. The team respon-sible for the Composite Growth & Income Fund consists of Philip M. Foreman, CFA; Jeffrey D. Huffman, CFA; and David W. Simpson, CFA. Mr. Huffman has 12 years of continuous investment experience, and has been employed by the Ad-viser since January 1995. Mr. Foreman has been employed by the Adviser since November 1991, and also has 12 years of continuous investment experience. Mr. Simpson has been employed by the Adviser since March 1993 and has 11 years of continuous investment experience. Mr. Foreman is primarily responsible for the Composite Growth & Income Fund. Audrey Quaye, CPA, Assistance Vice President of CRM, is the primary manager of the

Money Fund. The primary manager for the Composite Tax-Exempt Fund is Brian L. Placzek, CFA. Mr. Placzek has 12 years of continuous experience in investment and financial analysis and has been employed by the Adviser since July 1990. The Adviser's address is Composite Research & Management Co., 1201 Third Ave-nue, Suite 1400, Seattle, WA 98101-3015.

ADVISORY FEES

 A fee based on a percentage of average daily net assets is paid to the Ad-viser for its services. This includes investment management and administrative services and the Adviser's function as an agent for each Acquiring Fund when paying a portion of the fee to the Distributor and Transfer Agent for their services. Advisory fees are calculated daily and paid monthly.

 The Composite Government Fund pays advisory fees at an annual rate of .50% of the Fund's average daily net assets. The Composite Income Fund and the Compos-ite Growth & Income Fund pay advisory fees at an annual rate of .625% of the first $250 million of each Fund's respective average daily net assets plus
 .50% of such assets in excess of $250 million. For the Composite Tax-Exempt Fund, advisory fees are equal to an annual rate of .50% of the first $250 mil-lion of the Fund's average daily net assets plus .40% of such assets in excess of $250 million. The Composite Money Fund pays advisory fees at an annual rate of .45% of the first $1 billion of the Fund's average daily net assets plus
 .40% of such assets in excess of $1 billion.

DISTRIBUTOR

 Composite Funds Distributor, Inc. is the "Distributor" for the Acquiring Funds. The Distributor is not a bank. Securities and annuities offered by the Distributor are not deposits nor bank obligations, and they are not guaranteed by a bank nor insured by the FDIC. The value of investments may fluctuate, re-turn on investments is not guaranteed, and loss of principal is possible. The Distributor's address is Composite Funds Distributor, Inc., 601 W. Main Ave., Suite 300, Spokane, WA 99201.

TRANSFER AGENT

 Murphey Favre Securities Services, Inc., which serves as the "Transfer Agent," acts as the Funds' shareholder servicing and dividend disbursing agent.

 The Adviser, Distributor and the Transfer Agent are affiliates of WM Finan-cial, Inc. Washington Mutual Bank and Washington Mutual Bank fsb. They are also subsidiaries of Washington Mutual, Inc. The Transfer Agent's address is 601 W. Main Ave., Suite 300, Spokane, Washington 99201.

CLASSES OF SHARES

 Each of the Acquiring Funds offers four classes of shares, as described below in "Alternative Purchase Arrangements."

 The shares do not have preemptive rights, and none has preference as to con-version, exchange, dividends, retirement, liquidation, redemption, or any other feature, except as described in "Alternative Purchase Arrangements." The Funds do not normally hold annual shareholder meetings. They may hold share-holder meetings from time to time on important matters. Shares have equal vot-ing rights on corporate matters submitted for shareholder approval, except that each class may vote separately on any matter that relates solely to that class.

-------------------------------------------------------------------------------

DISTRIBUTION PLANS

 The Board of Trustees of the Composite Trust has approved and monitors distribution plans that meet the provisions of Rule 12b-1 under the Investment Company Act of 1940. Each plan is intended to benefit shareholders by stimulating interest in purchasing shares of the respective Acquiring Fund and, thus, providing a consistent flow of investment capital. This allows larger and more diversified holdings as well as economies of scale.

 CLASS A SHARES. As currently in effect, the plans authorize each Acquiring Fund to reimburse the Distributor for direct costs of marketing, selling and distributing Class A shares of that Fund, subject to directors' approval. These costs include service fees, sales literature and prospectuses (other than those provided to current shareholders), and other costs of sales and marketing, including state business and occupation tax assessed on the reim-bursements.

 For all the Acquiring Funds except the Composite Money Fund, costs also in-clude compensation to sales people. In addition, the Distributor pays autho-rized dealers service fees in consideration for account maintenance and other shareholder services. The fees are equal to an annual rate of .25% of the average daily value of shares in the accounts of the dealer or its customers. Reimbursements are not to exceed annual limits of
 .25% of the Fund's average daily net assets attributable to Class A shares. Unreimbursed expenses which have not been accrued in the current fiscal year may not be recovered in future periods.

 It is expected that, at or about the time of the Mergers, subject to approval by shareholders, the Trust will adopt a distribution plan that authorizes each Fund to pay the Distributor a distribution fee at an annual rate of .25% (.15% in the case of the Composite Money Fund) of the Fund's average net assets at-tributable to Class A shares, regardless of the Distributor's expenses.

 For the Composite Money Fund, there are no service fees paid to dealers for Class A shares. The distribution plan for this Fund authorizes reimbursement for actual Class A distribution costs, not to exceed annual limits of .15% of the Fund's average daily net assets attributable to Class A shares. No pay-ments are currently made by the Composite Money Fund under the plan.

 CLASS B SHARES. Class B shares of the Composite Money Fund are available only by exchange of Class B shares from other funds within the Composite/Sierra Mu-tual Funds. The distribution plans authorize each Acquiring Fund to pay the Distributor a distribution fee at an annual rate of .75% of each Fund's aver-age daily net assets attributable to Class B shares and a service fee at an annual rate of .25% of such assets. The distribution fee is designed to permit investors to purchase Class B shares without a front-end sales charge. At the same time, this allows compensation to the Distributor in connection with the sale of Class B shares. The service fee covers account maintenance and other shareholder services.

 The Distributor pays authorized dealers service fees at an annual rate of .25% of the average daily value of Class B shares in the accounts of the dealer or its customers.

 CLASS I SHARES. Class I shares do not pay any distribution fees.

 CLASS S SHARES. The plans authorize each Fund to pay the Distributor a dis-tribution fee at an annual rate of .75% of each Fund's average daily net as-sets attributable to Class S shares and a service fee at the annual rate of
 .25% of such assets. The distribution fee of .75% is designed to permit in-vestors purchasing shares through a Sierra Asset Management ("SAM") account to purchase Class S shares without a front-end sales charge, while compensating the Distributor in connection with sales of Class S shares. The service fee is
 .25% of each Funds' average daily net assets attributable to Class S shares.

 GENERAL. Because the distribution fee for Class B shares, the distribution fee for Class S shares and distribution fee under the proposed distribution plan for Class A shares are not tied directly to the Distributor's expenses, the amount of compensation may be more or less than its actual expenses. For this reason, the Class B distribution plan is of the type characterized by the staff of the SEC as being a "compensation" plan -- in contrast to the existing Class A "reimbursement" plan (which is proposed to be changed to a "compensa-tion" plan, as explained above). The Acquiring Funds are not liable for any expenses incurred by the Distributor in excess of the amount of compensation it receives.

TOTAL EXPENSES

 Other operating expenses include fees of the Composite Trust's Trustees not employed by the Adviser, transfer agent fees, custodial fees, auditing and le-gal fees, taxes, costs of issuing and redeeming shares, publishing of reports to shareholders, Board and shareholder meetings, and other normal costs of running a business.

 The transfer agent fees are for shareholder servicing and dividend disbursing services. Shareholders may be required to pay a separate fee if they need spe-cial services such as producing and mailing of historical account transcripts.

-------------------------------------------------------------------------------

THE VALUE OF A SINGLE SHARE

 Each Acquiring Fund calculates the value of its shares at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier. The value is determined separately for each class by adding the value of its securities and other assets, subtracting its liabili-ties, and dividing the resulting figure by the number of shares of the class outstanding. This number is the net asset value ("NAV") per share.

 For all the Acquiring Funds except the Composite Money Fund, security valua-tions are provided by independent pricing sources approved by the Composite Trust's Board of Trustees. When such valuations are not available, the Board of Trustees will determine how they are to be priced at fair value.

 For the Composite Money Fund, the securities are valued using the amortized cost method by adjusting the cost of each security for amortization of dis-count or premium and accrued interest (unless circumstances indicate another method of determining fair value should be considered by the Trust's Board of Trustees). The NAV per share of most mutual funds fluctuates with the value of the portfolio. However, many money market funds, including the Composite Money Fund, attempt to maintain the NAV at a constant $1.00 per share. Fund shares are not guaranteed nor insured by the U.S. Government, and there is no assur-ance that the $1.00 per share NAV will be maintained.

-------------------------------------------------------------------------------

HOW TO BUY SHARES

 For all the Acquiring Funds except the Composite Money Fund, shares are of-fered at the next NAV that is calculated, plus a sales charge for Class A shares.

 Class A shares of the Composite Money Fund are offered continuously at NAV on any regular business day. There is no initial or deferred sales charge on Class A share purchases for the Composite Money Fund.

 Shares of the Acquiring Funds may be purchased through the Distributor, or through selected securities dealers. The Acquiring Funds may not be available in all states. With certain exceptions, the minimum initial purchase in a Fund is $1,000. IRA accounts may make initial purchases of $500 in any of the Ac-quiring Funds. Subsequent investments should be at least $50.

 SYSTEMATIC INVESTMENT PROGRAM. For the convenience of investors, the Acquir-ing Funds offer a systematic investment program where monthly purchases are automatically deducted from an investor's checking account. The minimum ini-tial and monthly investments in this program are $50. This program can be ar-ranged at the time of application or any time later by contacting an invest-ment representative or the Acquiring Funds.

 EFFECTIVE DATE OF PURCHASE. An order to purchase shares will be entered on the day it is received, if it is received prior to 1:00 p.m. Pacific time. Otherwise it will be entered on the following business day. Purchase orders are effective when payment is received in federal funds or converted to fed-eral funds by the Transfer Agent. This generally occurs within one to two business days; however, checks drawn on banks that are not members of the Fed-eral Reserve System may take longer to convert into federal funds. The invest-ment will earn income starting the day following its effective date.

OTHER INFORMATION

 The Acquiring Funds and the Distributor reserve the right to refuse an order to buy shares.

-------------------------------------------------------------------------------

ALTERNATIVE PURCHASE ARRANGEMENTS

 Each of the Acquiring Funds offers four classes of shares which represent in-terests in the same portfolio of investments:
1) Class A shares are sold to investors who pay a sales charge at the time of purchase and who pay ongoing distribution expenses.
2) Class B shares are sold to investors who do not pay a sales charge at the time of purchase. Instead, they pay higher ongoing distribution expenses for eight years. They also may pay a "contingent deferred sales charge" if they redeem their shares within six years of purchase. Class B shares con-vert to Class A shares after eight years.

3) Class I shares are sold exclusively to the various investment portfolios of the SAM Portfolios. Class I shares are sold without an initial or con-tingent deferred sales charge, and pay no ongoing distribution expenses.

4) Class S shares are sold exclusively to investors who open or have opened SAM accounts. Class S shares are sold without an initial sales charge, but pay ongoing distribution and service fees that are higher than Class A shares for eight years and may be subject to a contingent deferred sales charge if redeemed within six years of purchase. Class S shares convert to Class A shares after eight years.

 The net income attributable to, and the dividends payable to, shares that pay ongoing distribution expenses will be lower because of the higher expenses. Likewise, NAVs and performance of the four classes may vary.

 Shares of the Funds may be exchanged for shares of the same class of other Composite Funds. See "Exchanges for other Composite Funds."

 Sales personnel of broker-dealers distributing the Funds' shares may receive differing compensation for selling or servicing different classes of shares.

 When purchasing shares, investors are encouraged to choose the class of shares that will be best for them. Factors to consider include the scope of investment advisory services sought, the purchase amount, the length of time shares are expected to be held, and other individual circumstances.

 INVESTMENT IN FUNDS THROUGH A SAM ACCOUNT. In addition to the diversification among individual securities you receive by investing in a particular Fund, you may be able to further reduce risk by spreading your assets among several dif-ferent mutual funds that each have different risk and return characteristics. SAM is an active investment management service offered by Sierra Investment Services Corporation ("Sierra Services"), the SAM investment adviser, which allocates your investments across a combination of mutual funds, including ei-ther Class A or Class S shares of certain of the Composite Funds, selected to meet long-term investment objectives as well as, in certain circumstances, current income objectives.

 Sierra Services has developed investment strategies for SAM accounts to meet the diverse financial needs of different investors. You can open a SAM account by meeting with one of the investment professionals of an authorized dealer, who will review your situation and help you identify your long-term investment objectives. After using SAM criteria to determine your long-term objectives, you can choose one of several investment strategies. Based on your chosen strategy, your initial investment will be allocated among the shares of a num-ber of mutual funds, including Class A or Class S shares of the Composite Funds. Depending on market conditions, Sierra Services from time to time (nor-mally quarterly) reallocates the combination of Composite Funds or the amounts invested in the respective Class A or Class S shares of each to implement your SAM investment strategy. In addition, your SAM account will be periodically rebalanced to maintain your SAM strategy's current asset allocation mix, if and when the funds' performance unbalances the strategy's mix. You will pay Sierra Services a fee for the SAM account service that is in addition to and separate from the fees and expenses you will pay directly or indirectly as an investor in the Composite Funds.

 From time to time, one or more of the funds used for investment by the SAM accounts may experience relatively large investments or redemptions due to SAM account allocations or rebalancings recommended by Sierra Services. These transactions will affect the Funds, since Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securi-ties and Funds that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains, and could also increase transaction costs. The Adviser, representing the interests of the Funds, is committed to minimizing the impact of SAM account transactions on the Funds; Sierra Servic-es, representing the interest of the SAM accounts, is also committed to mini-mizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the SAM accounts. The Adviser and Sierra Services will nevertheless face conflicts in fulfilling their respective responsibili-ties because they are affiliates and employ some of the same professionals. The Adviser will monitor the impact of SAM account transactions on the Funds.

BUYING CLASS A SHARES

 The offering price for Class A shares is the next calculated NAV, after re-ceipt of a properly completed purchase order, plus, except in the case of the Composite Money Fund, an initial sales charge as shown in the tables below. There is no initial sales charge on purchases of Class A shares of the Compos-ite Money Fund. Investors also may be entitled to reduced or waived sales charges as discussed following the tables.

The final column in the table indicates what dealers receive for selling Class A shares.

                        COMPOSITE GROWTH & INCOME FUND

                                          REALLOWED
                          SALES CHARGE    TO DEALERS
                        ----------------- ----------
                          % OF   % OF NET    % OF
PURCHASE OF             OFFERING  AMOUNT   OFFERING
CLASS A SHARES           PRICE   INVESTED   PRICE
--------------          -------- -------- ----------
Less than $50,000        5.75%     6.10%    5.00%
$50,000 to $100,000      4.75      4.99     4.00
$100,000 to $250,000     3.75      3.90     3.00
$250,000 to $500,000     2.75      2.83     2.25
$500,000 to $1,000,000   2.00      2.04     1.75
$1,000,000 and above     None      None     None*

* See "Net asset value purchases" below.

Example: An investor considers putting $1,000 into a Fund's Class A shares. Based on the first column in the above table, 5.75% of the $1,000 would pay for a sales charge. The charge would be $57.50, which is 6.10% of the net in-vestment of $942.50, as the next column shows. The dealer selling the shares would be paid $50 of the $57.50, which is 5.00% of $1,000, as the last column shows.

                           COMPOSITE GOVERNMENT FUND
                             COMPOSITE INCOME FUND
                           COMPOSITE TAX-EXEMPT FUND

                                          REALLOWED
                          SALES CHARGE    TO DEALERS
                        ----------------- ----------
                          % OF   % OF NET    % OF
PURCHASE OF             OFFERING  AMOUNT   OFFERING
CLASS A SHARES           PRICE   INVESTED   PRICE
--------------          -------- -------- ----------
Less than $50,000         4.50%    4.71%    4.00%
$50,000 to $100,000       4.00     4.17%    3.50%
$100,000 to $250,000      3.50     3.63%    3.00%
$250,000 to $500,000      3.00     3.09%    2.50%
$500,000 to $1,000,000    2.00     2.04%    1.75%
$1,000,000 and above      None     None     None*

*See "Net asset value purchases" below.

 CUMULATIVE DISCOUNT. This allows current purchases to qualify for the forego-ing discounts by including the value of existing Composite Fund investments that were purchased subject to an initial or contingent deferred sales charge. The discount will be based on the amount of the new purchase plus the current offering price of shares owned at the time of the purchase. Those eligible for a cumulative discount include individuals, immediate family members, or trust-ees purchasing for single fiduciary accounts.

 LETTER OF INTENT. This discount is for purchases made over an extended peri-od. It provides for a cumulative discount on the same basis as explained in the previous paragraph if the following conditions are met: Purchases of Class A shares must be made within a 13-month period that begins no earlier than 90 days before the submission of a letter of intent from the investor to the Ac-quiring Funds. For more information about this discount, please contact the Acquiring Funds or an investment representative.

 REINVESTMENT. Redemption proceeds of Class A shares that were subject to a sales charge when first purchased may be reinvested in Class A shares within 120 days without incurring another initial sales charge.

 NET ASSET VALUE PURCHASES. There is no initial sales charge on Class A pur-chases of $1 million or more for the Composite Growth & Income Fund, the Com-posite Government Fund, the Composite Income Fund and the Composite Tax-Exempt Fund, but such shares may be subject to a contingent sales charge of 1.00% of
 .50%, if redeemed during the first or second year after purchase, respective-ly.

 Qualified employee benefit plans (including SEPs and SIMPLEs) that have more than 100 participants or that have more than $50,000 invested in these Funds may purchase shares without an initial sales charge. However, a contingent de-ferred sales charge of 1% may be imposed on the amount that was invested through such a plan in Class A shares and that is redeemed (i) if, within the first two years after the plan's initial investment in the Funds, the named fiduciary of the plan withdraws the plan from investing in the Funds in a man-ner that causes all shares held by the plan's participants to be redeemed; or
(ii) by a plan participant within two years of the plan participant's purchase of such Class A shares. The contingent deferred sales charge will be waived on redemptions in connection with certain involuntary distributions, including distributions arising out of the death or disability of a shareholder (includ-ing one who owns the shares as joint tenant).

 Class A shares may be purchased at NAV, in any amount, by officers, directors and employees of the Adviser or its affiliates, or companies which have en-tered into selling agreements with the Distributor, and certain family members of such individuals. The purchase must be for investment purposes only and may not be resold other than through redemption by the Funds. The Funds may also offer their shares at net asset value to certain retirement plans and to bro-kers, dealers or registered investment advisers who have entered into arrange-ments with the Distributor providing specifically for the shares to be used in particular investment products made available to their clients for which they may charge a separate fee. The

Distributor will pay authorized dealers commissions on certain net asset value purchases as described in the SAIs.

 YOU MUST NOTIFY THE FUND WHENEVER A REDUCED SALES CHARGE OR NET ASSET VALUE PURCHASE APPLIES TO ENSURE THAT YOU RECEIVE THE SALES CHARGE REDUCTION OR WAIVER.

BUYING CLASS B SHARES

 Class B shares are offered at the NAV next calculated after receipt of a properly completed purchase order, without an initial sales charge. The entire amount of the purchase is invested in the Fund selected. Class B shares have higher distribution expenses than Class A shares for eight years. If Class B shares are redeemed within six years of purchase, a contingent deferred sales charge generally must be paid. These charges and fees help make it possible for the Acquiring Funds to sell Class B shares without sales charges at the time of purchase.

 The proceeds from any contingent deferred sales charges are paid to the Dis-tributor to defray expenses for providing distribution services for Class B shares. Examples of such expenses include compensation to sales people and se-lected dealers. The Distributor currently pays authorized dealers commissions of up to 4.00% of the price of shares sold by them.

 CONTINGENT DEFERRED SALES CHARGE. Class B shares redeemed within six years of purchase are subject to a contingent deferred sales charge according to the following schedule. Class B shares purchased by exchange will be subject to a contingent deferred sales charge using the schedule of the Composite Fund into or from which the shares were exchanged that would result in the highest con-tingent deferred sales charge applicable to such shares. Shares purchased through reinvestment of dividends or capital gain distributions are not sub-ject to a contingent deferred sales charge.

    YEAR OF                                                            CONTINGENT
   EDEMPTIONR                                                           DEFERRED
 AFER PURCHASET                                                       SALES CHARGE
--------------                                                        ------------
   First.............................................................     5.00%
   Second............................................................     4.00%
   Third.............................................................     3.00%
   Fourth............................................................     3.00%
   Fifth.............................................................     2.00%
   Sixth.............................................................     1.00%
   Seventh...........................................................        0%
   Eighth............................................................        0%

 The contingent deferred sales charge is calculated by applying the above per-centages to whichever of the following is less:

1)  The NAV of the redeemed shares at the time they were purchased; or

2)  The NAV of the redeemed shares at the time of redemption.

 This means that no contingent deferred sales charge will be charged on any NAV increases above the initial purchase price. Shares are redeemed in the or-der that results in the lowest possible rate being charged. In view of that, they will be redeemed in this order:

1)  Shares from reinvested dividends or capital gain distributions.

2)  Shares from the earliest purchase.

 Here is an example:

 An investor purchases 100 Class B shares at $10 per share -- for a total cost of $1,000. In the second year after the purchase, the NAV has risen to $12 per share, and the investor has acquired 10 more shares through dividend reinvest-ment.

 At that time, the investor decides to make the first redemption. The transac-tion includes 50 shares at $12 per share -- for a total of $600.

 The first 10 shares to be redeemed will not be subject to any charge because of the 10 shares received from dividend reinvestment. See item 1) just above this example.

 As for the other 40 shares, the charge will be applied only to the original cost of $10 per share. The NAV increase of $2 per share will not be consid-ered. As a result, $400 of the redemption proceeds (40 x $10) will be charged a rate of 4%, which is the second-year rate shown in the table above. The re-sulting sales charge will be 4% x $400, which will be $16.

 The contingent deferred sales charge may be waived for redemptions of Class B shares under these circumstances:

1) Following the death or disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code.

2) In connection with certain distributions from an IRA or other retirement plan, as described in the SAI.

3) According to the Fund's systematic withdrawal plan -- but limited to 12% annually of the value of the Fund account at the time the plan is established.

4) As a result of the right of the Fund to liquidate a shareholder's account as described under "How to sell shares."

 REINVESTMENT. Investors may reinvest in Class B shares within 120 days of re-demption and receive reimbursement credited to their account for any contin-gent deferred sales charge previously paid. The reinvested shares will be sub-ject to the holding period of the shares which were originally purchased. This holding period determines any contingent deferred sales charges on subsequent redemptions of the reinvested shares or their conversion to Class A shares as described in the following section. Shares purchased in accounts that have systematic investment programs or systematic withdrawal plans are not eligible for this privilege.

 INVESTORS ARE RESPONSIBLE FOR NOTIFYING THE FUNDS WHENEVER THEY ARE ENTITLED TO A CONTINGENT DEFERRED SALES CHARGE WAIVER OR REIMBURSEMENT.

 CLASS B CONVERSION FEATURE. Class B shares that remain outstanding for eight years will convert to Class A shares of the same Fund on the basis of the rel-ative NAVs of the two classes at the time of conversion.

 Some investors buy shares at several different times and reinvest dividends and capital gains over an extended period. Each time a conversion takes place, a pro-rata portion of Class B shares acquired through the reinvestment of div-idends and capital gain distributions also will convert to Class A shares.

 The conversion of Class B shares to Class A shares is subject to the continu-ing availability of a favorable ruling from the Internal Revenue Service or the continuing availability an opinion of legal counsel that such conversion will not be subject to federal income taxes. There cannot be any assurance that a ruling or opinion will be available. If they should not be available, the conversion of Class B shares to Class A shares would not occur and those shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

 Class B shares of the Funds, other than Class B shares purchased by exchange of Class B shares that, when originally purchased, were subject to a lower contingent deferred sales charge than that applicable to Class B shares of the Funds, may be exchanged for Class S shares of a Composite Fund if the investor has an existing SAM account or opens a SAM account and meets the investment minimum for such SAM account.

BUYING CLASS I SHARES

 Class I shares are sold exclusively to the various investment portfolios of the SAM Portfolios. Class I shares are sold at the net asset value next deter-mined after receipt of a properly completed purchase order. For more informa-tion about the SAM Portfolios, consult your investment representative or call the Distributor.

BUYING CLASS S SHARES.

 Class S shares are sold exclusively to an investor who at the time of pur-chase, already maintains a Class S account, at the NAV next calculated after receipt of a properly completed purchase order, without an initial sales charge. The entire amount of the purchase is invested in the Fund selected. However, Class S shares have higher distribution expenses than Class A shares for eight years. Also, if Class S shares are redeemed within six years of pur-chase, a contingent deferred sales charge generally must be paid. These charges and fees help make it possible for the Funds to sell Class S shares without sales charges at the time of purchase.

 The proceeds from any contingent deferred sales charges are paid to the Dis-tributor to defray expenses for providing distribution services for Class S shares. Examples of such expenses include compensation to sales people and se-lected dealers. The Distributor currently pays authorized dealers commissions of 4.00% of the price of shares sold by them.

 CONTINGENT DEFERRED SALES CHARGE. Class S shares redeemed within six years of purchase are subject to a contingent deferred sales charge according to the following schedule. Class S shares purchased by exchange will be subject to a contingent deferred sales charge using the schedule of any Composite Fund into or from which the shares were exchanged that would result in the highest con-tingent deferred sales charge. Shares purchased through reinvestment of divi-dends or capital gain distributions are not subject to a contingent deferred sales charge.

    YEAR OF                                                            CONTINGENT
   EDEMPTIONR                                                           DEFERRED
 AFER PURCHASET                                                       SALES CHARGE
--------------                                                        ------------
   First.............................................................     5.00%
   Second............................................................     4.00%
   Third.............................................................     3.00%
   Fourth............................................................     3.00%
   Fifth.............................................................     2.00%
   Sixth.............................................................     1.00%
   Seventh...........................................................        0%
   Eighth............................................................        0%

 The contingent deferred sales charge is calculated by applying the above per-centages to whichever of the following is less:

1)  The NAV of the redeemed shares at the time they were purchased; or

2)  The NAV of the redeemed shares at the time of redemption.

 This means that no contingent deferred sales charge will be charged on any NAV increases above the initial purchase price. Shares are redeemed in the or-der that results in the lowest possible rate being charged. Accordingly, they will be redeemed in this order:

1)  Shares from reinvested dividends or capital gain distributions.

2)  Shares from the earliest purchase.

 The contingent deferred sales charge may be waived for redemptions of Class S shares under these circumstances:

1) Following the death or disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;

2) In connection with certain distributions from an IRA or other retirement plan, as described in the SAI;

3) According to the Fund's systematic withdrawal plan--but limited to 12% an-nually of the value of the Fund account at the time the plan is established; and

4) As a result of the right of the Fund to liquidate a shareholder's account as described under "How to sell shares."

 REINVESTMENT. You may reinvest in Class S shares within 120 days of redemp-tion and receive reimbursement credited to your account for any contingent de-ferred sales charge you previously paid. The reinvested shares will be subject to the holding period of the shares which were originally purchased. This holding period determines any contingent deferred sales charges on subsequent redemptions of the reinvested shares or their conversion to Class A shares as described in the following section.

 TO MAKE SURE YOU RECEIVE WAIVER OR REIMBURSEMENT OF CONTINGENT DEFERRED SALES CHARGES, YOU MUST NOTIFY THE FUND WHENEVER YOU ARE SO ENTITLED.

 CLASS S CONVERSION FEATURE. Class S shares that remain outstanding for eight years will convert to Class A shares of the same Fund. The basis for this will be the relative NAVs of the two classes at the time of conversion.

 Some investors buy shares at several different times and reinvest dividends and capital gains over an extended period. Each time a conversion takes place, a pro-rata portion of Class S shares acquired through the reinvestment of div-idends and capital gain distributions also will convert to Class A shares.

 The conversion of Class S shares to Class A shares is subject to the continu-ing availability of a favorable ruling from the Internal Revenue Service or an opinion of legal counsel that such conversion will not be subject to federal income taxes. There cannot be any assurance that a ruling or opinion will be available. If they should not be available, the conversion of Class S shares to Class A shares would not occur and those shares would continue to be sub-ject to higher expenses than Class A shares for an indefinite period.

 If the investor's SAM account is closed, the investor is not required to re-deem his or her Class S shares, but may continue to hold Class S shares and may exchange Class S shares of one Fund for Class S shares of any other Com-posite Fund without paying a sales charge at the time of the exchange.

-------------------------------------------------------------------------------

DISTRIBUTION OF INCOME AND CAPITAL GAINS

 The Acquiring Funds (except for the Composite Money Fund) distribute divi-dends from net investment income (which is essentially interest and dividends from securities held), minus expenses. They also make capital gain distribu-tions if realized gains from the sale of securities exceed realized losses. The Composite Growth & Income Fund normally declares and pays dividends near the end of each calendar quarter, when available. The Composite Government Fund, the Composite Income Fund and the Composite Tax-Exempt Fund declare div-idends daily and pay monthly, when available. The Composite Money Fund de-clares and compounds dividends daily. Dividends, if declared, begin accruing on the day following payment for purchase. Any capital gain distributions nor-mally will be paid in December.

 Investors have four choices regarding dividends and capital gain distribu-tions. You can make your choice at the time of your initial purchase or by contacting the Funds' offices or your investment representative. The options include:

 AUTOMATIC REINVESTMENT. Most shareholders elect this procedure. It is auto-matically effective unless an-other option is chosen. All dividends and capital gain distributions are rein-vested into additional shares of the respective Fund. Automatic reinvestments generally provide the most capital growth.

 REINVEST DIVIDENDS IN ANOTHER COMPOSITE FUND. Income dividends may be auto-matically invested in the same class of shares of another Composite Fund pro-vided that fund is available for sale in the investor's state of residence.

 CASH PAYMENT OF INCOME AND REINVESTMENT OF ANY CAPITAL GAINS. With this op-tion, dividends are deposited to the investor's pre-authorized bank account or paid by check. Any capital gain distributions are reinvested in additional shares of the Fund.

 CASH PAYMENT OF ALL DISTRIBUTIONS. Dividends and capital gain distributions are deposited into a pre-authorized bank account or paid by check.

 OTHER INFORMATION. Reinvestments of income dividends and capital gain distri-butions are made at the closing NAV on the day dividends or distributions are deducted from the Fund's assets.

 If the investor has chosen to receive dividends or capital gain distributions in cash, and the U.S. Postal Service cannot deliver the check, the Funds re-serve the right to reinvest the check at the then-current NAV and to automati-cally reinvest subsequent dividends and capital gain distributions in the in-vestor's account. The Funds may also automatically reinvest dividends or dis-tributions of $10 or less.

-------------------------------------------------------------------------------

INCOME TAXES ON DIVIDENDS AND CAPITAL GAINS

 Investors are responsible for federal income tax (and state and local income taxes, if applicable) on dividends and capital gain distributions. This is true whether investors are paid in cash or reinvested in additional shares. Investors will be advised annually as to the tax status of these dividends and distributions.

 Generally, dividends paid by the Acquiring Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions of net long-term capital gains are taxable as long-term capital gains, regard-less of how long the investor has held the shares. If the shares are in an IRA or another qualified retirement plan, taxes are not paid on the reinvested amount until funds are withdrawn.

 Each of the Acquiring Funds complies with provisions of the Internal Revenue Code applicable to regulated investment companies and distributes its taxable income accordingly. Because of this, the Acquiring Funds do not anticipate be-ing subject to federal income or excise taxes on earnings they distribute to shareholders.

 Tax-exempt interest earned by the Composite Tax-Exempt Fund retains its tax-advantaged status when it is distributed to investors. However, a portion of the interest may be subject to federal alternative minimum tax and/or state and local taxes. Investors should consult a tax preparer who is familiar with local law. Interest income earned by the Composite Tax-Exempt Fund from any investments that are not tax-exempt will be taxable to shareholders, as will income from short-term and long-term capital gains from those investments.

 Because of tax law requirements, investors must provide the Funds an accurate Social Security number or taxpayer identification number or make certain cer-tifications to avoid the 31% "back-up" withholding tax.

-------------------------------------------------------------------------------

EXCHANGES FOR OTHER COMPOSITE FUNDS

  You may exchange shares of any of the Acquiring Funds for the same class of shares of any of the other Composite Funds. Contact your investment represen-tative or the Funds' offices to request a prospectus for the Composite Funds that interest you.

 Commencing in the second quarter of 1998, shares of the Funds will also be exchangeable for shares of the same class of funds offered by the Sierra Trust, SAM Portfolios and SPIF.

 Exchanges are made at the prevailing NAV of the shares being exchanged. No additional sales charge will be incurred when exchanging shares from a fund which imposes an initial or contingent deferred sales charge. Any contingent deferred sales charge on the subsequent sale of shares acquired by exchange will be based on the contingent deferred sales charge schedule of the fund into or from which the shares were exchanged that would result in the greatest contingent deferred sales charge applicable to such shares. Shares exchanged from Composite Money Fund or the Composite Tax-Exempt Fund will be subject to the acquired fund's sales charge unless the shares given in exchange were previously exchanged from a Composite Fund that imposes an initial or contingent deferred sales charge.

 The availability (beginning in the second quarter of 1998) of the exchange privilege with respect to shares of SPIF will be subject to the availability of shares of SPIF for exchange purposes, as stated in the statement of addi-tional information of SPIF. Also, although shares of SPIF may be exchanged for shares of the Funds, such exchanges will be permitted approximately once each calendar quarter so long as SPIF makes a repurchase offer for its shares in such quarter and so long as the SPIF repurchase offer is sufficiently large to include SPIF shares tendered for exchange. For more information about SPIF, please consult your investment representative or call the Distributor.

 All exchanges are subject to the minimum investment requirements of the fund being acquired and to its availability for sale in your state of residence. You may arrange for automatic monthly exchanges. The Funds reserve the right to refuse any order for the purchase of shares, including those by exchange. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund and, consequently, may be disallowed. Ex-changes of shares are sales and may result in a gain or loss for federal and state income tax purposes.

-------------------------------------------------------------------------------

HOW TO SELL SHARES

 Shareholders may redeem shares at any time. The price paid per share will be the next NAV that is calculated. For the Composite Growth & Income Fund, the Composite Government Fund, the Composite Tax-Exempt Fund and the Composite In-come Fund, the NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier. Con-tingent deferred sales charges, if applicable, will be deducted upon redemption.

 TELEPHONE. Investors may authorize telephone transactions when they sign the Fund account application.

 Provided the shareholder has pre-authorized these transactions, shares may be redeemed or exchanged by telephoning 1-800-543-8072. Shareholders may also re-quest these transactions through an investment representative. Proceeds may be directed to a pre-authorized bank or broker account or to the address of rec-ord for the account. Exchanges also may be made by telephone.

 It may be difficult to reach the Funds' offices by telephone during periods of unusual economic or market activity. The Transfer Agent is committed to ex-tending its availability beyond regular 7 a.m. to 6 p.m. (Pacific time) cus-tomer service hours during such periods. Calls requesting telephone redemption or exchanges during periods of unusual market activity that are received after business hours will be recorded and returned in the order they were received.

 For shareholder protection, all telephone instructions are verified. This is done by requesting personal shareholder information, providing written confir-mations of each telephone transaction and recording telephone instructions. The Transfer Agent may require a Letter of Authorization, other documents, or authorization from the investor's broker to initiate telephone redemptions of $25,000 or more that are not directed to a pre-authorized bank or broker ac-count. If reasonable procedures are used, neither the Transfer Agent nor the Funds will be liable for following telephone instructions which they reasona-bly believe to be genuine. Shareholders assume the risk of any losses in such cases. However, the Transfer Agent or the Funds may be liable for any losses because of unauthorized or fraudulent telephone instructions if reasonable procedures are not followed.

 WRITTEN REQUEST. Redemptions also may be requested by writing to the Acquir-ing Funds' offices. Written requests may require a signature guarantee, as discussed below, and the return of any outstanding share certificates. Changes in pre-authorized redemption instructions or shareholder account registration also require signature guarantees. For shareholder protection, the signa-ture(s) must be guaranteed by an entity acceptable to the Acquiring Funds.

 PROMPT PAYMENT. Payment normally will be made on the next business day after the transaction, but no later than seven days after the transaction unless the investor recently purchased Fund shares by check. In that case, redemption proceeds may be delayed until the Transfer Agent verifies collection of the check. Generally this occurs within 14 days. Redemption proceeds will be sent by check or Automated Clear-ing House transfer to the investor's bank account without charge. Wire redemp-tion proceeds may be subject to a $10 fee. The receiving bank also may charge a fee.

 SYSTEMATIC WITHDRAWAL PLAN. Shareholders may choose to receive specific cash withdrawals on a periodic basis. A $5,000 minimum balance is required to es-tablish a systematic withdrawal plan in an Acquiring Fund account. Shares of the Acquiring Fund will be redeemed to provide the requested payment. Class B shareholders may use a systematic withdrawal plan to redeem up to 12% of the beginning balance annually without incurring a contingent deferred sales charge. The beginning balance is the Fund account balance at the time the plan is established.

 OTHER CONSIDERATIONS. It is costly to maintain small accounts. Accordingly, an account may be closed after 90 days advance, written notice if the total account value falls below a minimum (currently $700 or, in the case of an IRA account, $500) when any transfer or redemption is made. Shares will be re-deemed at the next calculated NAV on the day the account is closed. To prevent an account closure, investors may purchase shares to bring their account bal-ance above the minimum during the 90-day grace period.

-------------------------------------------------------------------------------

IRAS AND OTHER TAX-SHELTERED RETIREMENT PLANS

 Shares in the Composite Growth & Income Fund, the Composite Government Fund and the Composite Income Fund are particularly appropriate for many retirement plans, including IRAs, while shares in the Composite Money Fund may be appro-priate for many retirement plans. Retirement plan contributions are tax de-ductible in some cases, and earnings compound on a tax-deferred basis until withdrawn.

 From time to time, Composite Funds Distributor, Inc. or its affiliates may offer IRA bonuses on IRA rollovers and transfers to IRA accounts maintained by them. The Acquiring Funds do not pay any portion of these bonuses. The prod-ucts purchased through these rollovers and transfers may include the Funds. Such IRA bonuses may be considered a reduction in the Distributor's sales charge.

 Information about IRAs and other qualified retirement plans is available from the Acquiring Fund offices or your investment representative.

-------------------------------------------------------------------------------

PERFORMANCE INFORMATION

 Past results are not necessarily indicative of future performance. Among the factors that influence the Acquiring Funds' performance are the type and qual-ity of investments, operating expenses, and the net amount of new money coming into the Acquiring Funds.

 Pertinent information follows:

 AVERAGE ANNUAL TOTAL RETURN. "Average annual total return" shows the change in value of an investment in a Fund over a stated period as a steady compound rate of return. The calculation assumes reinvestment of dividends and capital gain distributions and payment of the maximum initial sales charge for Class A shares or the applicable contingent deferred sales charge for Class B or Class S shares.

 NON-STANDARDIZED TOTAL RETURNS. These "non-standardized total returns" differ from average annual total returns for the following reasons: First, they may relate to non-standard periods; second, they may represent cumulative (rather than average) total return; and third, sales charges may not be deducted.

 YIELD. The Composite Government Fund, the Composite Income Fund and the Com-posite Tax-Exempt Fund calculate their current "yields" by dividing annualized net investment income per share for a stated 30-day period by the maximum of-fering price on the last day of the period. The result then is shown as a per-centage of the total investment.

 The Composite Money Fund defines yield as the income generated by the Fund over a seven-day period that is identified in the advertisement. The income is then annualized and shown as a percentage of the total investment.

 Yields are calculated separately for each class of shares. Because yield ac-counting methods differ from the methods used for other accounting purposes, the Composite Government Fund, the Composite Income Fund and the Composite Tax-Exempt Fund's yields may not equal the income paid to the shareholder's account or the in-come reported in the Funds' financial statements.

 EFFECTIVE YIELD. The Composite Money Fund calculates the effective yield by assuming that the income is reinvested when annualizing the seven-day yield. The effective yield will be higher than the yield because of the assumed com-pounding.

 DISTRIBUTION RATE. The Composite Government Fund, the Composite Income Fund and the Composite Tax-Exempt Fund's distribution rates are calculated by di-viding the actual ordinary income dividends per share (annualized) over a one-month or 12-month period by the maximum offering price at the end of the peri-od.

 TAXABLE-EQUIVALENT YIELD. The taxable-equivalent yield is the yield that an investor requires from a taxable investment to reach the same earnings level as a tax-exempt fund. The taxable-equivalent yield is calculated by: 1) Sub-tracting the investor's income tax rate from 1.0, and then 2) dividing the Tax-Exempt Fund's stated yield by the answer to the first step.

 For example: To calculate a taxable-equivalent yield at a 36% tax rate, sub-tract .36 from 1.0, and divide the taxable fund's yield by the resulting .64.

 OTHER INFORMATION. Management has included a discussion of the Acquiring Funds' performance in their annual reports, which is available upon request and without charge by calling the Funds' offices.

 The Acquiring Funds may quote performance results from recognized services and publications that monitor the performance of mutual funds. Included, too, may be comparisons of their performance with various published, historical in-dices.

 THE FUNDS' PERFORMANCE IS NOT FIXED NOR IS THE PRINCIPAL GUARANTEED. ASSET VALUES FLUCTUATE DAILY SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE SHOULD NOT BE INTERPRETED AS AN INDICATION OF A FUND'S ACTUAL PERFORMANCE IN THE FUTURE.

-------------------------------------------------------------------------------

REPORTS TO SHAREHOLDERS

 Shareholders receive semiannual and annual reports. The financial statements in the annual reports are audited by independent accountants.

 Shareholders of record receive statements at least quarterly. These state-ments show account transactions, the total number of shares owned, and any dividends or distributions paid. Shareholders also receive written confirma-tion soon after each transaction which is not a dividend reinvestment, system-atic investment program purchase, or systematic withdrawal plan redemption.

                         THE SIERRA VARIABLE TRUST

                           PROSPECTUS/PROXY STATEMENT

                             NOVEMBER 13, 1997

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
 OVERVIEW OF MERGERS......................................................   4
 RISK FACTORS.............................................................   9
 SPECIAL MEETING OF SHAREHOLDERS..........................................  11
 PROPOSAL 1: ELECTION OF TRUSTEES.........................................  11
 PROPOSAL 2: APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN OF
   REORGANIZATION.........................................................  15
 INFORMATION ABOUT THE FUNDS..............................................  18
 VOTING INFORMATION.......................................................  19
 APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION................. A-1
 APPENDIX B: EXCERPTS FROM THE SIERRA VARIABLE TRUST SEMI-ANNUAL REPORT... B-1

                                                                       PR01

                                    [FRONT]

                          SIERRA U.S. GOVERNMENT FUND

                        A SERIES OF SIERRA TRUST FUNDS
                   PROXY SOLICITED BY THE BOARD OF TRUSTEES
                   PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                               DECEMBER 23, 1997

The undersigned hereby appoints Keith B. Pipes and Michael D. Goth, and each of them separately, proxies with power of substitution to each, and hereby authorizes them to represent and to vote, as designated on the reverse side, at the Special Meeting of Shareholders of the Fund indicated above, a series of Sierra Trust Funds, on December 23, 1997 at the office of Sierra Fund Administration Corporation at 9301 Corbin Avenue, Suite 333, Northridge, California 91324, at 11:00 a.m. (Pacific Time), and at any adjournment thereof, all of the shares of the Fund which the undersigned would be entitled to vote if personally present.

THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR EACH PROPOSAL.
---

In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Meeting. The Trustees recommended a vote FOR the Proposals.

--------------------------------------------------------------------------------
To vote by telephone, please call toll free 1-800-848-3374 between 8:00 a.m. and
                               9:00 p.m. (EST).
 To vote by mail, please date and sign on reverse and return promptly in the enclosed envelope.
            No postage is necessary if mailed in the United States.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Please sign your name in the space provided to authorize the voting of your shares as indicated and return promptly. When signing on behalf of a corporation, partnership, estate, trust or in any other representative capacity please sign your name and title. For joint accounts, each joint owner must sign. Your signatures on this proxy should be exactly as your name or names appear on this proxy.
--------------------------------------------------------------------------------

                                    [BACK]


[x] PLEASE MARK VOTES
    AS IN THIS EXAMPLE

--------------------------------------------------------------------------------
                          SIERRA U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------

1.  Proposal to elect thirteen Trustees. The nominees for Trustees are:

                                                    For All   With-   For All
    Arthur H. Bernstein     Anne V. Farrell         Nominees  hold    Except
    Wayne L. Attwood        Jay Rockey                [_]      [_]      [_]
    William G. Papesh       John W. English
    David E. Anderson       Michael K. Murphy
    Kristianne Blake        Richard C. Yancey
    Daniel L. Pavelich      Alfred E. Osborne, Jr.
    Edmond R. Davis


    NOTE: If you do not wish your shares voted "For" a particular nominee, mark the "For All Except" box and strike a line through the name(s) of the nominee(s). Your shares will be voted for the remaining nominees(s).

                                                      For    Against  Abstain
2.  Proposal to approve the Merger of the             [_]      [_]      [_]
    Fund named on this card, pursuant to the Agreement and Plan of Reorganization described in the Prospectus/Proxy Statement.

8. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.



                                             -----------------------------------
Please be sure to sign and date this Proxy.  Date
-------------------------------------------  -----------------------------------




------- Shareholder sign here ------------------- Co-owner sign here ----------

DETACH CARD                                                          DETACH CARD




[NOTE: Other proxy cards are identical except for name of Fund and number of second proposal.]

                              THE COMPOSITE FUNDS

                                   FORM N-14
                                    PART B


                      STATEMENT OF ADDITIONAL INFORMATION
                               November 7, 1997


     This Statement of Additional Information (the "SAI") relates to the proposed mergers (the "Mergers") of the U.S. Government Fund (the "Sierra Government Fund"), the Corporate Income Fund (the "Sierra Income Fund"), the Growth and Income Fund (the "Sierra Growth & Income Fund"), the Global Money Fund (the "Sierra Global Money Fund"), the U.S. Government Money Fund (the "Sierra Government Money Fund") and the National Municipal Fund (the "Sierra Municipal Fund") (each an "Acquired Fund"), series of the Sierra Trust Funds (the "Sierra Trust"), a Massachusetts business trust, into, respectively, the Composite U.S. Government Securities Fund (the "Composite Government Fund"), the Composite Income Fund (the "Composite Income Fund"), the Composite Growth & Income Fund (the "Composite Growth & Income Fund"), the Composite Money Market Fund (the "Composite Money Fund"), the Composite Money Fund and the Composite Tax-Exempt Bond Fund (the "Composite Tax-Exempt Bond Fund") (each an "Acquiring Fund"), series of The Composite Funds (the "Composite Trust"), a Massachusetts business trust.


     This Statement of Additional Information contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated November 7, 1997 (the "Prospectus/Proxy Statement") of the Composite Trust which relates to the Mergers. As described in the Prospectus/Proxy Statement, the Mergers would involve the transfer of all the assets of each Acquired Fund in exchange for shares of the corresponding Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. Each Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.


     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing The Composite Funds, 601 West Main Avenue, Spokane, Washington 99201 or by calling 1-800-543-8072.

                               Table of Contents

Item                                                                        Page
----                                                                        ----
I.   Additional Information about Acquiring and Acquired Funds.............    3

II.  Financial Statements..................................................    4

     Sierra U.S. Government Fund and Composite U.S. Government
         Securities Fund...................................................    5

     Sierra Corporate Income Fund and Composite Income Fund................   12

     Sierra Global Money Fund and Composite Money Market Fund..............   20

     Sierra  U.S. Government Money Fund and Composite Money Market Fund....   28

     Sierra Global Money Fund, Sierra U.S. Government Money Fund
         and Composite Money Market Fund...................................   36

     Sierra National Municipal Fund and Composite Tax-Exempt Bond Fund.....   45

     Sierra Growth and Income Fund and Composite Growth & Income Fund......   55


 I. Additional Information about Acquiring and Acquired Funds.


     This SAI is accompanied by the Prospectuses of the Sierra Trust relating to the Acquired Funds and the Statement of Additional Information of the Sierra Trust, each dated October 31, 1997, which provide further information relating to the Acquired Funds.

     As described in the Prospectus/Proxy Statement, the Composite Government Fund, Composite Income Fund, Composite Growth & Income Fund, Composite Money Fund and Composite Tax-Exempt Bond Fund will, immediately prior to and as a condition to the Mergers, acquire the assets and liabilities of and succeed to the business of, respectively, Composite U.S. Government Securities, Inc., Composite Income Fund, Inc., Composite Growth & Income Fund (a portfolio of Composite Equity Series, Inc.), Composite Cash Management Company: Money Market Portfolio and Composite Tax-Exempt Bond Fund, Inc., each an investment company (or a series of an investment company) incorporated under the laws of the State of Washington. The term "Acquiring Funds" as used in this SAI refers both to such Funds and to their predecessors (i.e., both before and after the reorganization as series of the Composite Trust).

     This SAI is accompanied by the Prospectus dated April 30, 1997 and the Statement of Additional Information dated April 30, 1997, as revised June 18, 1997, of the Composite Government Fund, the Composite Income Fund and the Composite Tax-Exempt Bond Fund, the Prospectus dated February 28, 1997 and the Statement of Additional Information dated February 28, 1997, as revised March 24, 1997 and June 18, 1997, of the Composite Growth & Income Fund, and the Prospectus dated February 28, 1997 and the Statement of Additional Information dated April 30, 1997, as revised June 18, 1997, of the Composite Money Fund, which provide further information about the Acquiring Funds, including information in respect of their investment objectives, policies and financial history.

 II. Financial Statements.


     This SAI is accompanied by the Annual Report of the Sierra Government
Fund, Sierra Income Fund, Sierra Growth & Income Fund, Sierra Global Money Fund, Sierra Government Money Fund and Sierra Municipal Fund for the year ended June 30, 1997, each of which contains historical financial information regarding such funds; the Semi-Annual Reports for the six months ended June 30, 1997 and the Annual Reports for the year ended December 31, 1996 of the Composite Government Fund, Composite Income Fund, Composite Money Fund and Composite Tax-Exempt
Fund, which contain historical financial information regarding such funds; and the Annual Report for the year ended October 31, 1996 and the Semi-Annual Report for the six months ended April 30, 1997 of the Composite Growth & Income Fund, which contain historical financial information regarding such fund. Such reports have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

     Pro forma financial statements are provided on the following pages for each of the Acquiring Funds.

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1997 (unaudited)


                                                                          Composite         Pro Forma
                                                     Sierra U.S.       U.S. Government     Adjustments      Pro Forma
                                                   Government Fund     Securities Fund       (Note 3)        Combined
                                                   ---------------     ---------------     -----------     ------------
ASSETS:
    Investments, at value, (cost $474,836,318,     $   478,326,512     $   121,557,004                     $599,883,516
      $122,152,209, and $596,988,527
    Cash, receivables, and other assets                 34,093,977           1,123,832                       35,217,809
                                                   ---------------     ---------------                     ------------
            Total Assets                               512,420,489         122,680,836                      635,101,325
                                                   ---------------     ---------------                     ------------
LIABILITIES:
    Reverse repurchase agreements *                     91,789,563                                           91,789,563
    Accrued expenses and other liabilities               2,037,204             352,583                        2,389,787
    Payable for investment securities purchased         48,661,707                                           48,661,707
                                                   ---------------     ---------------                     ------------
            Total Liabilities                          142,488,474             352,583                      142,841,057
                                                   ---------------     ---------------                     ------------
            Net Assets                             $   369,932,015     $   122,328,253                     $492,260,268
                                                   ---------------     ---------------                     ------------

Outstanding Shares
------------------
    Class A                                             27,040,300          11,437,387      (2,272,281)      36,205,406
                                                   ---------------     ---------------                     ------------
    Class B                                              2,130,374             277,515        (179,222)       2,228,667
                                                   ---------------     ---------------                     ------------
    Class S                                                950,480                  -          (79,954)         870,526
                                                   ---------------     ---------------                     ------------
    Class I                                              8,567,415                  -         (720,648)       7,846,767
                                                   ---------------     ---------------                     ------------

Net Asset Value
---------------
    Class A                                        $   258,553,449     $   119,430,672                     $377,984,121
                                                   ---------------     ---------------                     ------------
    Class B                                        $    20,370,022     $     2,897,581                     $ 23,267,603
                                                   ---------------     ---------------                     ------------
    Class S                                        $     9,088,294                  -                      $  9,088,294
                                                   ---------------     ---------------                     ------------
    Class I                                        $    81,920,250                  -                      $ 81,920,250
                                                   ---------------     ---------------                     ------------

Net Asset Value
   Per Share
---------------
    Class A                                        $          9.56     $         10.44                     $      10.44
                                                   ---------------     ---------------                     ------------
    Class B                                        $          9.56     $         10.44                     $      10.44
                                                   ---------------     ---------------                     ------------
    Class S                                        $          9.56                  -                      $      10.44
                                                   ---------------     ---------------                     ------------
    Class I                                        $          9.56                  -                      $      10.44
                                                   ---------------     ---------------                     ------------

*   As reorganized, the Fund will not be allowed to engage in reverse repurchase agreements.  Accordingly, this position will have to be settled prior to consummation of the reorganization.

See accompanying notes to pro forma financial statements.


PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 1996 (Unaudited)


                                                                                    Composite          Pro Forma
                                                             Sierra U.S.         U.S. Government      Adjustments        Pro Forma
                                                           Government Fund       Securities Fund        (Note 4)          Combined
                                                           ---------------       ---------------      -----------       -----------
INVESTMENT INCOME:
     Interest and Other                                        $38,316,798           $10,992,841      $         0       $49,309,639
                                                               -----------           -----------      -----------       -----------


EXPENSES:
     Management fees                                             2,587,377               984,485         (560,063)        3,011,799
     Administration fees                                         1,646,513                     0       (1,646,513)                0
     Transfer agent fees                                                 0               146,145          544,600           690,745
     Distribution fees
          Class A Shares                                         1,023,196               218,510           78,759         1,320,465
          Class B Shares                                           225,764                26,484                0           252,248
          Class S Shares                                           261,672                     0                0           261,672
     All other expenses                                            974,522               172,981         (331,168)          816,335
     Expense reimbursement                                      (1,931,111)                    0        1,931,111                 0
                                                               -----------           -----------      -----------       -----------
Subtotal                                                         4,787,933             1,548,605           16,726         6,353,264
                                                               -----------           -----------      -----------       -----------
     Fees paid indirectly                                          (32,587)               (3,182)               0           (35,769)
                                                               -----------           -----------      -----------       -----------
Total Expenses                                                   4,755,346             1,545,423           16,726         6,317,495
                                                               -----------           -----------      -----------       -----------


NET INVESTMENT INCOME                                           33,561,452             9,447,418          (16,726)       42,922,144
                                                               -----------           -----------      -----------       -----------



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net Realized Gain (Loss) From:
 Security Transactions                                          (5,210,094)             (386,962)               0        (5,597,056)
 Future contracts                                               (2,376,021)                    0                0        (2,376,021)
Net Unrealized Appreciation (Depreciation) of:
 Securities                                                     (9,099,308)                    0                0        (9,099,308)
 Foreign currency, written options, futures
 contracts and other assets and liabilities                        125,950            (6,198,006)               0        (6,072,056)
                                                               -----------           -----------      -----------       -----------
Net Realized and Unrealized Gain (Loss) on Investments         (16,559,473)           (6,584,968)               0       (23,144,441)
                                                               -----------           -----------      -----------       -----------


INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $17,001,979           $ 2,862,450      $   (16,726)      $19,847,703
                                                               ===========           ===========      ===========       ===========

See accompanying notes to pro forma financial statements.


PRO FORMA STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1997(Unaudited)




                                                                                 Composite           Pro Forma
                                                             Sierra U.S.        U.S. Government     Adjustments      Pro Forma
                                                           Government Fund      Securities Fund       (Note 4)       Combined
                                                          ------------------   -----------------   -------------  ---------------
INVESTMENT INCOME:
     Interest and Other                                          $16,846,906          $4,610,844              $0      $21,457,750
                                                          ------------------   -----------------   -------------  ---------------


EXPENSES:
     Management fees                                               1,107,156             405,280        (197,852)       1,314,584
     Administration fees                                             704,553                            (704,553)               0
     Registration fees                                                10,480              10,714               0           21,194
     Transfer agent fees                                                   0              58,718         234,042          292,760
     Postage, printing, and office expense                           134,262              38,042         (85,660)          86,644
     Audit and legal fees                                             23,513               6,241               0           29,754
     Custodian fees                                                   31,563              19,161               0           50,724
     Director and trustee fees                                         1,650               5,057               0            6,707
     Distribution fees
          Class A Shares                                             356,411             115,176             893          472,480
          Class B Shares                                             106,160              14,439        (108,965)          11,634
          Class S Shares                                              50,257                   0         (45,713)           4,544
     Other                                                           875,875*              2,278               0          878,153
     Expense reimbursement                                          (782,669)                            782,669                0
     Fees paid indirectly                                             (5,613)               (889)              0           (6,502)
                                                          ------------------   -----------------   -------------  ---------------
Total Expenses                                                     2,613,598             674,217        (125,139)       3,162,676
                                                          ------------------   -----------------   -------------  ---------------


NET INVESTMENT INCOME                                             14,233,308           3,936,627         125,139       18,295,074
                                                          ------------------   -----------------   -------------  ---------------

REALIZED AND UNREALIZED GAIN  (LOSS) ON INVESTMENTS:

Net Realized Gain (Loss) From Security Transactions                  206,839            (747,914)              0         (541,075)
   (excluding short term securities)
Net Unrealized Appreciation (Depreciation) of Investments         (1,443,597)            326,683               0       (1,116,914)
                                                          ------------------   -----------------   -------------  ---------------
Net Realized and Unrealized Gain (Loss) on Investments            (1,236,758)           (421,231)              0       (1,657,989)
                                                          ------------------   -----------------   -------------  ---------------


INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $12,996,550          $3,515,396        $125,139      $16,637,085
                                                          ==================   =================   =============  ===============

* Include interest of $780,416.

See accompanying notes to pro forma financial statements.

COMPOSITE U.S. GOVERNMENT SECURITIES FUND (1) and SIERRA U.S. GOVERNMENT FUND Pro Forma Combined Portfolio of Investments
June 30, 1997
(Unaudited)

------------------------------------------------------------------
       COMPOSITE U.S.            SIERRA U.S.             PRO
         GOVERNMENT              GOVERNMENT             FORMA
       SECURITIES FUND              FUND               COMBINED
------------------------------------------------------------------
                              PRINCIPAL AMOUNT
------------------------------------------------------------------
                                                                     U.S. TREASURY OBLIGATIONS- 27.86%

            $1,000,000                                  $1,000,000   U.S. Treasury Bond, 5.625% due 2/15/2006
            18,250,000                                  18,250,000   U.S. Treasury Bond, 7.25% due 5/15/2016, 08/15/2022
             6,500,000                                   6,500,000   U.S. Treasury Bond, 7.50% due 11/15/2016
             5,000,000                                   5,000,000   U.S. Treasury Bond, 6.25% due 8/15/2024
               500,000                                     500,000   U.S. Treasury Bond, 6.50% due 11/15/2026
                                    25,570,000          25,570,000   U.S. Treasury Bond, 6.50% due 11/15/2026*
                                    20,000,000          20,000,000   U.S. Treasury Bond, 6.625% due 02/15/2027*
                                     5,500,000           5,500,000   U.S. Treasury Note, 6.25% due 03/31/1999*
                                     3,700,000           3,700,000   U.S. Treasury Note, 6.375% due 05/15/2000
                                    21,400,000          21,400,000   U.S. Treasury Note, 6.375% due 09/30/2001*
                                    42,600,000          42,600,000   U.S. Treasury Note, 6.625% due 05/15/2007*
                                    17,838,259          17,838,259   U.S. Treasury Inflation Index Bond, 3.375% due 01/15/2007

                                                                     TOTAL U.S. TREASURY OBLIGATIONS (COST $167,254,413)

                                                                                              MORTGAGE BACKED SECURITIES - 71.85%

                                                                     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 26.99%

             4,907,768                                   4,907,768   6.00% due 04/20/2026
            21,843,195                                  21,843,195   6.50% due 08/15/2023 to 04/15/2026
             2,594,064                                   2,594,064   6.875% due 12/20/2022
            19,204,665                                  19,204,665   7.00% due 07/15/2008 to 08/15/2023
             7,495,594                                   7,495,594   7.125% due 05/20/2022 to 09/20/2022
             1,577,897                                   1,577,897   8.00% due 04/15/2022
             1,782,200                                   1,782,200   8.50% due 05/15/2022
             3,038,238                                   3,038,238   9.50% due 07/15/2016 to 09/15/2020
                16,100                                      16,100   11.50% due 07/15/2015
                43,128                                      43,128   13.50% due 09/15/2014 to 12/15/2014
                40,211                                      40,211   14.00% due 06/15/2011
                                     7,804,082           7,804,082   7.00% due 01/15/2024 to 05/15/2026
                                    77,568,492          77,568,492   7.50% due 12/15/2022 to 12/15/2023
                                     8,476,674           8,476,674   9.00% due 10/15/2008 to 06/15/2022
                                     4,894,157           4,894,157   9.50% due 04/15/2016 to 11/15/2017
                                     1,249,343           1,249,343   9.50% due 02/20/2017 to 03/20/2021

                                                                     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.75%

                                        39,698              39,698   5.50 % due 02/01/2009
                                    15,465,681          15,465,681   7.00% due 06/01/2010 to 06/01/2012
                                     5,409,647           5,409,647   8.00% due 05/01/2022 to 01/01/2025
                                       850,585             850,585   8.50% due 02/01/2023 to 09/01/2025
                                       516,573             516,573   9.00% due 06/01/2016 to 06/01/2021

                                                                     FEDERAL HOME LOAN MORTGAGE CORPORATION (FMLMC) - 32.19%

                                    25,532,203          25,532,203   6.50% due 02/01/2011 to10/01/2025
                                     2,214,362           2,214,362   7.00% due 07/01/2024 to 12/01/2026
                                   134,064,871         134,064,871   7.50% due 05/01/2010 to 06/01/2027
                                     3,856,148           3,856,148   8.50% due 04/01/2019
                                                              ------------------------------------------------------------------
                                                                    COMPOSITE U.S.            SIERRA U.S.            PRO
                                                                      GOVERNMENT              GOVERNMENT            FORMA
                                                                    SECURITIES FUND              FUND              COMBINED
                                                              ------------------------------------------------------------------
                                                                                            MARKET VALUE
                                                              ------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS- 27.86%

 U.S. Treasury Bond, 5.625% due 2/15/2006                                    $939,376                                  $939,376
 U.S. Treasury Bond, 7.25% due 5/15/2016, 08/15/2022                       19,039,706                                19,039,706
 U.S. Treasury Bond, 7.50% due 11/15/2016                                   6,948,910                                 6,948,910
 U.S. Treasury Bond, 6.25% due 8/15/2024                                    4,628,130                                 4,628,130
 U.S. Treasury Bond, 6.50% due 11/15/2026                                     479,375                                   479,375
 U.S. Treasury Bond, 6.50% due 11/15/2026*                                                        24,523,165         24,523,165
 U.S. Treasury Bond, 6.625% due 02/15/2027*                                                       19,568,800         19,568,800
 U.S. Treasury Note, 6.25% due 03/31/1999*                                                         5,518,920          5,518,920
 U.S. Treasury Note, 6.375% due 05/15/2000                                                         3,713,283          3,713,283
 U.S. Treasury Note, 6.375% due 09/30/2001*                                                       21,403,424         21,403,424
 U.S. Treasury Note, 6.625% due 05/15/2007*                                                       42,952,728         42,952,728
 U.S. Treasury Inflation Index Bond, 3.375% due 01/15/2007                                        17,409,070         17,409,070
                                                              ------------------------------------------------------------------
 TOTAL U.S. TREASURY OBLIGATIONS (COST $167,254,413)                       32,035,497            135,089,390        167,124,887
                                                              ------------------------------------------------------------------
                          MORTGAGE BACKED SECURITIES - 71.85%

 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 26.99%

 6.00% due 04/20/2026                                                       4,533,565                                 4,533,565
 6.50% due 08/15/2023 to 04/15/2026                                        20,908,087                                20,908,087
 6.875% due 12/20/2022                                                      2,663,219                                 2,663,219
 7.00% due 07/15/2008 to 08/15/2023                                        19,010,415                                19,010,415
 7.125% due 05/20/2022 to 09/20/2022                                        7,720,648                                 7,720,648
 8.00% due 04/15/2022                                                       1,613,894                                 1,613,894
 8.50% due 05/15/2022                                                       1,852,932                                 1,852,932
 9.50% due 07/15/2016 to 09/15/2020                                         3,278,451                                 3,278,451
 11.50% due 07/15/2015                                                         18,173                                    18,173
 13.50% due 09/15/2014 to 12/15/2014                                           50,150                                    50,150
 14.00% due 06/15/2011                                                         46,859                                    46,859
 7.00% due 01/15/2024 to 05/15/2026                                                                7,662,836          7,662,836
 7.50% due 12/15/2022 to 12/15/2023                                                               78,144,230         78,144,230
 9.00% due 10/15/2008 to 06/15/2022                                                                9,060,610          9,060,610
 9.50% due 04/15/2016 to 11/15/2017                                                                5,308,363          5,308,363
 9.50% due 02/20/2017 to 03/20/2021                                                                1,342,549          1,342,549
                                                              ------------------------------------------------------------------
                                                                           61,696,393            101,518,588        163,214,981
                                                              ------------------------------------------------------------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 3.75%

 5.50 % due 02/01/2009                                                                                37,992             37,992
 7.00% due 06/01/2010 to 06/01/2012                                                               15,444,158         15,444,158
 8.00% due 05/01/2022 to 01/01/2025                                                                5,576,593          5,576,593
 8.50% due 02/01/2023 to 09/01/2025                                                                  888,062            888,062
 9.00% due 06/01/2016 to 06/01/2021                                                                  550,507            550,507
                                                              ------------------------------------------------------------------
                                                                                    0             22,497,312         22,497,312
                                                              ------------------------------------------------------------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION (FMLMC) - 32.19%

 6.50% due 02/01/2011 to10/01/2025                                                                24,999,381         24,999,381
 7.00% due 07/01/2024 to 12/01/2026                                                                2,184,982          2,184,982
 7.50% due 05/01/2010 to 06/01/2027                                                              135,926,367        135,926,367
 8.50% due 04/01/2019                                                                              4,046,526          4,046,526

COMPOSITE U.S. GOVERNMENT SECURITIES FUND (1) and SIERRA U.S. GOVERNMENT FUND Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(Unaudited)


-------------------------------------------------
COMPOSITE U.S.      SIERRA U.S.           PRO
 GOVERNMENT        GOVERNMENT            FORMA
SECURITIES FUND        FUND             COMBINED
-------------------------------------------------
                PRINCIPAL AMOUNT
-------------------------------------------------
                    $1,161,849         $1,161,849   8.75% due 01/01/2013
                     1,978,160          1,978,160   9.00% due 12/01/2008 to 08/01/2022
                       741,900            741,900   9.50% due 06/01/2016 to 05/01/2017
                    21,500,000         21,500,000   TBA, GOLD, 7.50% due 04/01/2012#


                                                    COLLATERALIZED MORTGAGE OBLIGATIONS - GNMA BACKED - 8.70%

   1,950,000                            1,950,000   Federal National Mortgage Association, 7.50% due 8/25/2001
     943,584                              943,584   Federal National Mortgage Association - ACES, 6.783% due 1/17/2003
   6,408,000                            6,408,000   Federal National Mortgage Association, 8.00% due 6/25/2005
   2,230,000                            2,230,000   Federal National Mortgage Association, 6.00% due 8/25/2007
      95,853                               95,853   Federal National Mortgage Association, 8.50% due 2/25/2018
                                                    Federal National Mortgage Association, REMIC, Pass-through certificates:
                     4,000,000          4,000,000        Trust 89-18, Class C, 9.50% due 04/25/2004
                        27,420             27,420        Trust 90-133, Class K, (I/O), 1009.50% due 11/25/2020
                     1,417,625          1,417,625        Trust 92-83, Class X, 7.00% due 02/25/2022
                     5,690,515          5,690,515        Trust 93-162, Class E, 6.00% due 08/25/2023
                                                    Federal National Mortgage Association,Trust 96-274, Class 1, (P/O), Zero coupon
                    16,697,334         16,697,334   due 10/01/2025
   8,500,000                            8,500,000   Federal Home Loan Mortgage Corporation, 6.85% due 7/25/2018
                                                    Federal Home Loan Mortgage Corporation, REMIC, Pass-through certificates,
                     2,500,000          2,500,000   Series 1288, Class HA, 5.50% due 11/15/2020
   4,900,000                            4,900,000   Merrill Lynch, 6.50% due 8/27/2015
   1,053,442                            1,053,442   Mortgage Capital Trust, 9.25% due 6/01/2017


                                                    TOTAL MORTGAGE-BACKED SECURITIES (cost $427,995,114)

                                                    SHORT-TERM INVESTMENT - 0.29%
                                                    Repurchase agreement with Goldman Sachs, collateralized by a
                                                    U.S. Treasury Note, in a joint trading account at 5.75%
                                                    dated 06/30/97, due 07/01/97 with a maturity value of
   1,739,000                            1,739,000   $1,739,278 (cost $1,739,000)
                                                    TOTAL INVESTMENTS (cost $596,988,527)


                                                                                 ------------------------------------------------
                                                                                 COMPOSITE U.S.        SIERRA U.S.        PRO
                                                                                  GOVERNMENT          GOVERNMENT         FORMA
                                                                                 SECURITIES FUND          FUND          COMBINED
                                                                                 ------------------------------------------------
                                                                                                      MARKET VALUE
                                                                                 ------------------------------------------------
 8.75% due 01/01/2013                                                                                   $1,215,096     $1,215,096
 9.00% due 12/01/2008 to 08/01/2022                                                                      2,104,158      2,104,158
 9.50% due 06/01/2016 to 05/01/2017                                                                        797,577        797,577
 TBA, GOLD, 7.50% due 04/01/2012#                                                                       21,822,500     21,822,500
                                                                                 -------------------------------------------------
                                                                                              0        193,096,587    193,096,587
                                                                                 -------------------------------------------------

 COLLATERALIZED MORTGAGE OBLIGATIONS - GNMA BACKED - 8.70%

 Federal National Mortgage Association, 7.50% due 8/25/2001                           1,990,790                         1,990,790
 Federal National Mortgage Association - ACES, 6.783% due 1/17/2003                     945,943                           945,943
 Federal National Mortgage Association, 8.00% due 6/25/2005                           6,510,970                         6,510,970
 Federal National Mortgage Association, 6.00% due 8/25/2007                           2,185,868                         2,185,868
 Federal National Mortgage Association, 8.50% due 2/25/2018                              95,695                            95,695
 Federal National Mortgage Association, REMIC, Pass-through certificates:
      Trust 89-18, Class C, 9.50% due 04/25/2004                                                         4,300,000      4,300,000
      Trust 90-133, Class K, (I/O), 1009.50% due 11/25/2020                                                835,635        835,635
      Trust 92-83, Class X, 7.00% due 02/25/2022                                                         1,284,269      1,284,269
      Trust 93-162, Class E, 6.00% due 08/25/2023                                                        5,165,906      5,165,906
 Federal National Mortgage Association,Trust 96-274, Class 1, (P/O), Zero coupon
 due 10/01/2025                                                                                         12,209,925     12,209,925
 Federal Home Loan Mortgage Corporation, 6.85% due 7/25/2018                          8,485,380                         8,485,380
 Federal Home Loan Mortgage Corporation, REMIC, Pass-through certificates,
 Series 1288, Class HA, 5.50% due 11/15/2020                                                             2,328,900      2,328,900
 Merrill Lynch, 6.50% due 8/27/2015                                                   4,785,776                         4,785,776
 Mortgage Capital Trust, 9.25% due 6/01/2017                                          1,085,692                         1,085,692
                                                                                 -------------------------------------------------
                                                                                     26,086,114         26,124,635     52,210,749
                                                                                 -------------------------------------------------
 TOTAL MORTGAGE-BACKED SECURITIES (cost $427,995,114)                                87,782,507        343,237,122    431,019,629
                                                                                 -------------------------------------------------

 SHORT-TERM INVESTMENT - 0.29%
 Repurchase agreement with Goldman Sachs, collateralized by a
 U.S. Treasury Note, in a joint trading account at 5.75%
 dated 06/30/97, due 07/01/97 with a maturity value of
 $1,739,278 (cost $1,739,000)                                                         1,739,000                  0      1,739,000
                                                                                 -------------------------------------------------
 TOTAL INVESTMENTS (cost $596,988,527)                                             $121,557,004       $478,326,512   $599,883,516
                                                                                 =================================================

GLOSSARY OF TERMS
GOLD = Payments are on an accelerated 45-day payment cycle instead of 75-day cycle
I/O = Interest Only
P/O = Principal Only
REMIC = Real Estate Mortgage Investment Conduit

* A portion or all of these securities are pledged as collateral for reverse repurchase agreements.

#Security purchased on a when-issued basis.

(1)  Formerly Composite U.S. Government Securities, Inc.

Composite U.S. Government Securities Fund and Sierra U.S. Government Fund

Notes to Pro Forma Financial Statements (unaudited)


1.   Basis of Combination

     The pro forma combined financial statements reflect the combined financial position of Composite U.S. Government Securities Fund (formerly Composite U.S. Government Securities, Inc.) and Sierra U.S. Government Fund at June 30, 1997, and the pro forma combined results of operations for the year ended December 31, 1996 and the six month period ended June 30, 1997 as though the reorganization had occurred on January 1, 1996.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Sierra U.S. Government Fund in exchange for shares of Composite U.S. Government Securities Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.


2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at market value as determined by the Funds as of June 30, 1997. Historical cost amounts represent the combined cost basis of the securities.

Composite U.S. Government Securities Fund and Sierra U.S. Government Fund

3.   Pro Forma Statement of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Sierra shares into Composite shares based upon the net asset value of Composite shares at June 30, 1997.


4.   Pro Forma Statements of Operations

     The pro forma statements of operations reflect the following adjustments:

     A. A decrease in management fees to reflect the new fee structure. Fees are based on .50% of average daily net assets up to $500,000,000 and .40% of average daily net assets over that amount. In addition, the previous management fee waiver for Sierra will no longer be in effect.

     B. An elimination of the Sierra administration fees, now incorporated in the management fee structure. Also, expenses of the Fund will no longer be reimbursed. Shareholder servicing and distribution expenses have been adjusted to reflect a rate of .25% (an increase of .05% for Composite shareholders) of average daily net assets. Other expenses have been adjusted based on an overall estimated expense ratio of .97%.

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1997 (unaudited)

                                                                                        Pro Forma
                                                    Sierra Corporate     Composite     Adjustments     Pro Forma
                                                       Income Fund      Income Fund      (Note 3)      Combined
                                                    ----------------    -----------    -----------    ------------
ASSETS:
      Investments, at value, (cost $240,671,845,
        $84,833,119, and $325,504,964)                $250,239,423      $86,394,037                   $336,633,460
      Cash, receivables, and other assets                5,684,055        1,551,864                      7,235,919
                                                      ------------      -----------                   ------------
                 Total Assets                          255,923,478       87,945,901                    343,869,379
                                                      ------------      -----------                   ------------

LIABILITIES:
      Accrued expenses and other liabilities             1,263,569          341,451                      1,605,020
      Payable for dollar roll transactions              28,747,979                                      28,747,979
                                                      ------------      -----------                   ------------

                 Total Liabilities                      30,011,548          341,451                     30,352,999
                                                      ------------      -----------                   ------------

                 Net Assets                           $225,911,930      $87,604,450                   $313,516,380
                                                      ============      ===========                   ============

Outstanding Shares
------------------
      Class A                                           18,966,729        8,734,395     2,312,948       30,014,072
                                                      ============      ===========                   ============
      Class B                                            2,035,268          793,230       242,884        3,071,382
                                                      ============      ===========                   ============
      Class S                                              205,775              -          25,062          230,837
                                                      ============      ===========                   ============
      Class I                                              705,975              -          85,998          791,973
                                                      ============      ===========                   ============

Net Asset Value
------------------
      Class A                                         $195,530,521      $80,301,577                   $275,832,098
                                                      ============      ===========                   ============
      Class B                                          $20,981,782       $7,302,873                    $28,284,655
                                                      ============      ===========                   ============
      Class S                                           $2,121,394              -                       $2,121,394
                                                      ============      ===========                   ============
      Class I                                           $7,278,233              -                       $7,278,233
                                                      ============      ===========                   ============

Net Asset Value
  Per Share
------------------
      Class A                                               $10.31            $9.19                          $9.19
                                                      ============      ===========                   ============
      Class B                                               $10.31            $9.21                          $9.21
                                                      ============      ===========                   ============
      Class S                                               $10.31              -                            $9.19
                                                      ============      ===========                   ============
      Class I                                               $10.31              -                            $9.19
                                                      ============      ===========                   ============

See accompanying notes to pro forma financial statements.

PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 1996 (Unaudited)


                                                                                             Pro Forma
                                                         Sierra Corporate    Composite      Adjustments      Pro Forma
                                                            Income Fund     Income Fund       (Note 4)       Combined
                                                         ----------------   ------------   ------------    -------------
INVESTMENT INCOME:
        Interest and Other                                  $28,440,951      $7,234,241     $         0     $ 35,675,192
                                                            -----------      ----------     -----------     ------------


EXPENSES:
        Management fees                                       2,200,890         599,008        (315,199)       2,484,699
        Administration fees                                   1,185,095               0      (1,185,095)               0
        Transfer agent fees                                           0         114,258         407,070          521,328
        Distribution fees
             Class A Shares                                     751,597         133,640          47,921          933,158
             Class B Shares                                     239,489          57,828               0          297,317
             Class S Shares                                      99,931               0               0           99,931
        All other expenses                                      469,819         131,792          50,049          651,660
        Expense reimbursement                                  (990,489)              0         990,489                0
                                                            -----------      ----------     -----------     ------------
Subtotal                                                      3,956,332       1,036,526          (4,765)       4,988,093
                                                            -----------      ----------     -----------     ------------
        Fees paid indirectly                                     (1,455)         (7,838)              0           (9,293)
                                                            -----------      ----------     -----------     ------------
Total Expenses                                                3,954,877       1,028,688          (4,765)       4,978,800
                                                            -----------      ----------     -----------     ------------

NET INVESTMENT INCOME                                        24,486,074       6,205,553           4,765       30,696,392
                                                            -----------      ----------     -----------     ------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net Realized Gain (Loss) From Security Transactions            (557,759)      1,098,430               0          540,671
   (excluding short term securities)
Net Unrealized Appreciation (Depreciation) of Investments   (24,938,702)     (4,354,365)              0      (29,293,067)
                                                            -----------      ----------     -----------     ------------
Net Realized and Unrealized Gain (Loss) on Investments      (25,496,461)     (3,255,935)              0      (28,752,396)
                                                            -----------      ----------     -----------     ------------


INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            ($1,010,387)     $2,949,618     $     4,765     $  1,943,996
                                                            ===========      ==========     ===========     ============

See accompanying notes to pro forma financial statements.

PRO FORMA STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1997 (Unaudited)


                                                                                              Pro Forma
                                                         Sierra Corporate     Composite      Adjustments      Pro Forma
                                                           Income Fund       Income Fund       (Note 4)       Combined
                                                         ---------------     -----------     -----------     -----------
INVESTMENT INCOME:
     Interest and Other                                      $11,259,253      $3,382,296     $         0     $14,641,549
                                                             -----------      ----------     -----------     -----------


EXPENSES:
     Management fees                                             852,050         277,115         (95,800)      1,033,365
     Administration fees                                         458,796               0        (458,796)              0
     Transfer agent fees                                               0          50,322         160,186         210,508
     Distribution fees
          Class A Shares                                         270,763          74,059          22,169         366,991
          Class B Shares                                         109,794          35,477               0         145,271
          Class S Shares                                          14,141               0               0          14,141
     All other expenses                                          199,219          61,677         (32,846)        228,050
     Expense reimbursement                                      (358,866)              0         358,866               0
                                                             -----------      ----------     -----------     -----------
Subtotal                                                       1,545,897         498,650         (46,221)      1,998,326
                                                             -----------      ----------     -----------     -----------
     Fees paid indirectly                                              0            (807)              0            (807)
                                                             -----------      ----------     -----------     -----------
Total Expenses                                                 1,545,897         497,843         (46,221)      1,997,519
                                                             -----------      ----------     -----------     -----------

NET INVESTMENT INCOME                                          9,713,356       2,884,453          46,221      12,644,030
                                                             -----------      ----------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net Realized Gain (Loss) From Security Transactions             (505,087)        639,526               0         134,439
   (excluding short term securities)
Net Unrealized Appreciation (Depreciation) of Investments     (3,391,336)       (328,204)              0      (3,719,540)
                                                             -----------      ----------     -----------     -----------
Net Realized and Unrealized Gain (Loss) on Investments        (3,896,423)        311,322               0      (3,585,101)
                                                             -----------      ----------     -----------     -----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $5,816,933      $3,195,775        $ 46,221     $ 9,058,929
                                                             ===========      ==========     ===========     ===========

See accompanying notes to pro forma financial statements.


COMPOSITE INCOME FUND (1) and SIERRA CORPORATE INCOME FUND
Pro Forma Combined Portfolio of Investments
June 30, 1997
(Unaudited)

--------------------------------------------
 COMPOSITE          SIERRA           PRO
  INCOME          CORPORATE         FORMA
   FUND          INCOME FUND       COMBINED
--------------------------------------------
               PRINCIPAL AMOUNT                U.S. TREASURY OBLIGATIONS - 7.07%
--------------------------------------------
$5,225,000                      $5,225,000     U.S. Treasury Bond, 7.25% due 08/15/2022
 6,325,000                       6,325,000     U.S. Treasury Bond, 6.25% due 08/15/2023
 1,250,000                       1,250,000     U.S. Treasury Bond, 6.50% due 11/15/2026
                   5,000,000     5,000,000     U.S. Treasury Bond, 13.75% due 08/15/2004
 1,000,000                       1,000,000     U.S. Treasury Note, 9.00% due 05/15/1998
 1,000,000                       1,000,000     U.S. Treasury Note, 7.75% due 01/31/2000
 1,000,000                       1,000,000     U.S. Treasury Note, 6.25% due 10/31/2001
 1,250,000                       1,250,000     U.S. Treasury Note, 5.875% due 11/15/2005
                                               TOTAL U.S. TREASURY OBLIGATIONS (cost $23,546,875)

                                               MORTGAGE-BACKED SECURITIES - 16.01%

                                               GOVERNMENT AGENCY - 13.66%
   238,498                         238,498     Federal Home Loan Mortgage Corporation, 9.00% due 12/01/2004
                  14,000,000    14,000,000     Federal Home Loan Mortgage Corporation, Commitment to Purchase, 8.00% due 01/01/2027
                   1,875,918     1,875,918     Federal Home Loan Mortgage Corporation, GOLD #C00362, 9.00% due 06/01/2024
                     988,121       988,121     Federal Home Loan Mortgage Corporation, GOLD #C80253, 9.00% due 01/01/2025
 1,707,367                       1,707,367     Federal National Mortgage Association, 8.00% due 12/01/2026
                  14,000,000    14,000,000     Government National Mortgage Association, Commitment to
                                               Purchase, GOLD, 8.00% due 01/01/2027
 2,528,679                       2,528,679     Government National Mortgage Association, 6.00% due 02/15/2024
                                               Government National Mortgage Association, 6.50% due 08/15/2023
 8,908,907                       8,908,907     to 04/15/2026
 1,504,354                       1,504,354     Government National Mortgage Association, 7.00% due 07/15/2023

                                               COLLATERALIZED MORTGAGE OBLIGATIONS - GOVERNMENT AGENCY BACKED 1.4%
   705,322                         705,322     Federal Home Loan Mortgage Corporation, 8.75% due 06/15/2005
 1,000,000                       1,000,000     Federal Home Loan Mortgage Corporation, 7.50% due 07/15/2020
 2,918,692                       2,918,692     Weyerhaeuser 1982-C FHA Putable, 7.43% due 06/01/2022

                                               COLLATERALIZED MORTGAGE OBLIGATIONS - 0.95%
 1,750,000                       1,750,000     Donaldson, Lufkin & Jenrette, 7.35% due 12/18/2003
   862,557                         862,557     Resolution Trust Corporation - 1991-M2 - A-2, 7.55% due 09/25/2020
                                               Ryland Mortgage Securities Corporation - 1992-12A, 6.50%
   850,000                         850,000     due 09/25/2023

                                               TOTAL MORTGAGE-BACKED SECURITIES (cost $53,357,461)

                                               CORPORATE BONDS & NOTES - 72.20%

 1,000,000                       1,000,000     Aetna Services, Inc., 7.625% due 08/15/2026
                   2,000,000     2,000,000     American General Corporation, 9.625% due 02/01/2018
   850,000                         850,000     American Home Products Corporation, 7.25% due 03/01/2023
 1,000,000                       1,000,000     AMR Corporation, 9.75% due 03/15/2000
                     400,000       400,000     Banc One Corporation, Sub. Note, 10.00% due 08/15/2010
 1,000,000                       1,000,000     Bank of New York, 7.875% due 11/15/2002
                   1,000,000     1,000,000     Barclays North American Capital Corporation, Capital Note, 10.50% due 12/15/2017*
                   9,000,000     9,000,000     Barclays North American Capital Corporation, Capital Note, 9.75% due 05/15/2021*
                   1,000,000     1,000,000     Barnett Banks, Florida, Inc., Sub. Note, 10.875% due 03/15/2003
 1,000,000                       1,000,000     Boeing Company, 8.75% due 08/15/2021
                   4,000,000     4,000,000     Boeing Company, 8.75% due 08/15/2021*
                   2,850,000     2,850,000     BP America Inc., Guaranteed Deb., (British Petroleum Company), 10.00% due 07/01/2018
 1,500,000                       1,500,000     Burlington Northern, 8.75%, due 02/25/2022
 1,600,000                       1,600,000     Burlington Resources, 9.125% due 10/01/2021
                   5,000,000     5,000,000     Caterpillar Inc., Sinking fund Deb., 9.75% due 06/01/2019*
   750,000                         750,000     Conagra, Inc., 9.75% due 03/01/2021
                   6,030,000     6,030,000     Conrail Inc., Deb., 9.75% due 06/15/2020
 2,000,000                       2,000,000     Continental Corporation, 7.25% due 03/01/2003
   500,000                         500,000     Crane Company, 8.50% due 03/15/2004
                                                                                     ----------------------------------------------
                                                                                       COMPOSITE          SIERRA           PRO
                                                                                         INCOME         CORPORATE         FORMA
                                                                                          FUND          INCOME FUND      COMBINED
                                                                                     ----------------------------------------------
U.S. TREASURY OBLIGATIONS - 7.07%                                                                      MARKET VALUE
                                                                                     ----------------------------------------------
U.S. Treasury Bond, 7.25% due 08/15/2022                                              $5,453,599                        $5,453,599
U.S. Treasury Bond, 6.25% due 08/15/2023                                               5,854,584                         5,854,584
U.S. Treasury Bond, 6.50% due 11/15/2026                                               1,198,439                         1,198,439
U.S. Treasury Bond, 13.75% due 08/15/2004                                                               7,038,450        7,038,450
U.S. Treasury Note, 9.00% due 05/15/1998                                               1,027,501                         1,027,501
U.S. Treasury Note, 7.75% due 01/31/2000                                               1,036,563                         1,036,563
U.S. Treasury Note, 6.25% due 10/31/2001                                                 995,938                           995,938
U.S. Treasury Note, 5.875% due 11/15/2005                                              1,196,485                         1,196,485
                                                                                     ----------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS (cost $23,546,875)                                    16,763,109        7,038,450       23,801,559
                                                                                     ----------------------------------------------
MORTGAGE-BACKED SECURITIES - 16.01%

GOVERNMENT AGENCY - 13.66%
Federal Home Loan Mortgage Corporation, 9.00% due 12/01/2004                             247,815                           247,815
Federal Home Loan Mortgage Corporation, Commitment to Purchase, 8.00% due 01/01/2027                   14,310,625       14,310,625
Federal Home Loan Mortgage Corporation, GOLD #C00362, 9.00% due 06/01/2024                              1,983,784        1,983,784
Federal Home Loan Mortgage Corporation, GOLD #C80253, 9.00% due 01/01/2025                              1,044,938        1,044,938
Federal National Mortgage Association, 8.00% due 12/01/2026                            1,746,317                         1,746,317
Government National Mortgage Association, Commitment to
  Purchase, GOLD, 8.00% due 01/01/2027                                                                 14,306,250       14,306,250
Government National Mortgage Association, 6.00% due 02/15/2024                         2,351,679                         2,351,679
Government National Mortgage Association, 6.50% due 08/15/2023
to 04/15/2026                                                                          8,527,517                         8,527,517
Government National Mortgage Association, 7.00% due 07/15/2023                         1,478,502                         1,478,502
                                                                                     ----------------------------------------------
                                                                                      14,351,830       31,645,597       45,997,427
                                                                                     ----------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - GOVERNMENT AGENCY BACKED 1.4%
Federal Home Loan Mortgage Corporation, 8.75% due 06/15/2005                             720,083                           720,083
Federal Home Loan Mortgage Corporation, 7.50% due 07/15/2020                           1,014,036                         1,014,036
Weyerhaeuser 1982-C FHA Putable, 7.43% due 06/01/2022                                  2,967,747                         2,967,747
                                                                                     ----------------------------------------------
                                                                                       4,701,866                0        4,701,866
                                                                                     ----------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.95%
Donaldson, Lufkin & Jenrette, 7.35% due 12/18/2003                                     1,743,865                         1,743,865
Resolution Trust Corporation - 1991-M2 - A-2, 7.55% due 09/25/2020                       654,924                           654,924
Ryland Mortgage Securities Corporation - 1992-12A, 6.50%
due 09/25/2023                                                                           801,448                           801,448
                                                                                     ----------------------------------------------
                                                                                       3,200,237                0        3,200,237
                                                                                     ----------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES (cost $53,357,461)                                   22,253,933       31,645,597       53,899,530
                                                                                     ----------------------------------------------
CORPORATE BONDS & NOTES - 72.20%

Aetna Services, Inc., 7.625% due 08/15/2026                                              996,825                           996,825
American General Corporation, 9.625% due 02/01/2018                                                     2,120,000        2,120,000
American Home Products Corporation, 7.25% due 03/01/2023                                 831,880                           831,880
AMR Corporation, 9.75% due 03/15/2000                                                  1,076,115                         1,076,115
Banc One Corporation, Sub. Note, 10.00% due 08/15/2010                                                    490,500          490,500
Bank of New York, 7.875% due 11/15/2002                                                1,042,813                         1,042,813
Barclays North American Capital Corporation, Capital Note, 10.50% due 12/15/2017*                       1,066,250        1,066,250
Barclays North American Capital Corporation, Capital Note, 9.75% due 05/15/2021*                       10,181,250       10,181,250
Barnett Banks, Florida, Inc., Sub. Note, 10.875% due 03/15/2003                                         1,181,250        1,181,250
Boeing Company, 8.75% due 08/15/2021                                                   1,163,085                         1,163,085
Boeing Company, 8.75% due 08/15/2021*                                                                   4,660,000        4,660,000
BP America Inc., Guaranteed Deb., (British Petroleum Company), 10.00% due 07/01/2018                    3,049,500        3,049,500
Burlington Northern, 8.75%, due 02/25/2022                                             1,668,647                         1,668,647
Burlington Resources, 9.125% due 10/01/2021                                            1,870,570                         1,870,570
Caterpillar Inc., Sinking fund Deb., 9.75% due 06/01/2019*                                              5,468,750        5,468,750
Conagra, Inc., 9.75% due 03/01/2021                                                      920,309                           920,309
Conrail Inc., Deb., 9.75% due 06/15/2020                                                                7,401,825        7,401,825
Continental Corporation, 7.25% due 03/01/2003                                          2,011,354                         2,011,354
Crane Company, 8.50% due 03/15/2004                                                      539,596                           539,596

COMPOSITE INCOME FUND (1) and SIERRA CORPORATE INCOME FUND
Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(Unaudited)

-------------------------------------------------
 COMPOSITE             SIERRA             PRO
  INCOME             CORPORATE           FORMA
   FUND             INCOME FUND         COMBINED
-------------------------------------------------
                  PRINCIPAL AMOUNT
-------------------------------------------------
  $2,000,000                          $2,000,000    Dart & Kraft Finance NV, 7.75% due 11/30/1998
     500,000                             500,000    Developers Diversified Realty, 6.58% due 02/06/2001
                     5,000,000         5,000,000    du Pont (E.I.) de Nemours & Company, Deb., 8.25% due 01/15/2022*
                     3,010,000         3,010,000    Federal Paper Board Company, Deb., 10.00% due 04/15/2011
   1,250,000                           1,250,000    FHP International, 7.00% due 09/15/2003
                     1,100,000         1,100,000    First Interstate Bancorp, Sub. Note, 9.125% due 02/01/2004
   1,000,000                           1,000,000    First Nationwide, 10.00% due 10/01/2006
   1,000,000                           1,000,000    Fleming Companies, Inc., 5.77% due 08/06/1998
                     2,000,000         2,000,000    Ford Holdings, Inc., Deb., 9.375% due 03/01/2020*
                     3,750,000         3,750,000    Ford Motor Company, Deb., 8.875% due 01/15/2022
     900,000                             900,000    Franchise Finance Corporation, 7.00% due 11/30/2000
   1,100,000                           1,100,000    Franchise Finance Corporation, 7.875% due 11/30/2005
                     1,000,000         1,000,000    GATX Leasing Corporation, MTN, 10.00% due 03/21/2001
                     8,000,000         8,000,000    General Motors Corporation, Deb., 9.40% due 07/15/2021
     850,000                             850,000    Golden Books Publishing, 7.65% due 09/15/2002
                       250,000           250,000    GTE Corporation, Deb., 10.30% due 11/15/2017
                     1,000,000         1,000,000    GTE Corporation, Sinking Fund Deb., 10.75% due 09/15/2017
                     1,300,000         1,300,000    Hartford Life Insurance Company, 7.65% due 06/15/2027
   1,450,000                           1,450,000    Integon Corporation, 8.00% due 08/15/1999
                     6,000,000         6,000,000    James River Corporation, Deb., 9.25% due 11/15/2021
   1,250,000                           1,250,000    Kemper Corporation, 6.875% due 09/15/2003
   1,000,000                           1,000,000    Loral Corporation, 8.375% due 6/15/2024
   1,000,000                           1,000,000    Loral Corporation, 7.625% due 6/15/2025
                     5,000,000         5,000,000    Louisiana Power & Light Company, First Mortgage, 8.50% due 07/01/2022
   1,000,000                           1,000,000    Manufacturers and Traders Trust Company, 8.125% due 12/01/2002
                     1,500,000         1,500,000    May Department Stores Company, Deb., 9.875% due 06/15/2021*
                     5,100,000         5,100,000    May Department Stores Company, Deb., 8.375% due 10/01/2022*
                     1,000,000         1,000,000    Mellon Financial Company, Sub. Deb., 9.75% due 06/15/2001
     500,000                             500,000    Mercantile Bank, 7.625% due 10/15/2002
                     5,000,000         5,000,000    Mississippi Power & Light Company, First and Refundable Mortgage, 8.65% due
                                                    01/15/2023
                     8,125,000         8,125,000    NCNB Corporation, Sub. Note, 10.20% due 07/15/2015*
   1,000,000                           1,000,000    Niagara Mohawk Power, 9.75% due 11/01/2005
   1,445,000                           1,445,000    Niagara Mohawk Power, 8.77% due 01/01/2018
                     3,800,000         3,800,000    Norfolk Southern Corporation, 7.80% due 05/15/2027
   1,000,000                           1,000,000    Norwest Corporation, 6.65% due 10/15/2023
                     8,700,000         8,700,000    Occidental Petroleum Corporation, Sr. Deb., 11.125% due 08/01/2010
                     6,500,000         6,500,000    Ogden Corporation, Deb., 9.25% due 03/01/2022
   1,000,000                           1,000,000    Pacific Gas and Electric, 9.08% due 12/15/1997
                     2,500,000         2,500,000    Panhandle Eastern Pipe Line Company, Deb., 8.625% due 04/15/2025
                     8,500,000         8,500,000    Petro-Canada, Deb., 9.25% due 10/15/2021
                     2,000,000         2,000,000    Philadelphia Electric Company, First and Refundable Mortgage, 8.25% due
                                                    09/01/2022
                     5,950,000         5,950,000    Phillips Petroleum Company, Deb., 9.180% due 09/15/2021*
                     6,860,000         6,860,000    Praxair, Inc., Deb., 8.70% due 07/15/2022
   1,400,000                           1,400,000    Riviera Holdings Corporation, 11.00% due 12/31/2002
     500,000                             500,000    Summit Bancorp, 8.625% due 12/10/2002
   1,200,000                           1,200,000    Texas Utilities Electric, 9.50% due 08/01/1999
                     1,200,000         1,200,000    Texas Utilities Electric Company, First Mortgage, 8.875% due 02/01/2022
                     3,000,000         3,000,000    Texas Utilities Electric Company, First Mortgage, 8.75% due 11/01/2023
                     7,800,000         7,800,000    Textron Inc., Deb., 8.75%, due 07/01/2022
                     5,750,000         5,750,000    Trans-Canada Pipeline Corporation, Deb., 8.50% due 03/20/2023
     500,000         7,760,000         8,260,000    Time Warner, Inc., Deb., 9.15% due 02/01/2023
                     8,450,000         8,450,000    Tyco Laboratories, Inc., Deb., 9.50% due 05/01/2022
                     5,000,000         5,000,000    United Air Lines Inc., Equipment Trust certificates, 10.85% due 07/05/2014
                     3,000,000         3,000,000    United Air Lines Inc., Pass-through certificates, 9.080% due 10/26/2015
                     5,500,000         5,500,000    United Air Lines Inc., Pass-through certificates, 9.560% due 10/19/2018
     300,000                             300,000    U S West Capital Funding, Inc., 6.95% due 01/15/2037
                     1,000,000         1,000,000    V.F. Corporation, Note, 9.50% due 05/01/2001
   1,000,000                           1,000,000    Weyerhaeuser Corporation, 7.125% due 07/15/2023

                                                    TOTAL NON-CONVERTIBLE CORPORATE BONDS & NOTES (cost $233,636,353)

                                                                                -----------------------------------------------
                                                                                 COMPOSITE            SIERRA             PRO
                                                                                   INCOME            CORPORATE          FORMA
                                                                                    FUND            INCOME FUND        COMBINED
                                                                                -----------------------------------------------
                                                                                                    MARKET VALUE
                                                                                -----------------------------------------------
Dart & Kraft Finance NV, 7.75% due 11/30/1998                                        $2,033,882                       $2,033,882
Developers Diversified Realty, 6.58% due 02/06/2001                                     490,174                          490,174
du Pont (E.I.) de Nemours & Company, Deb., 8.25% due 01/15/2022*                                      5,162,500        5,162,500
Federal Paper Board Company, Deb., 10.00% due 04/15/2011                                              3,698,537        3,698,537
FHP International, 7.00% due 09/15/2003                                               1,238,041                        1,238,041
First Interstate Bancorp, Sub. Note, 9.125% due 02/01/2004                                            1,222,375        1,222,375
First Nationwide, 10.00% due 10/01/2006                                               1,149,191                        1,149,191
Fleming Companies, Inc., 5.77% due 08/06/1998                                           954,506                          954,506
Ford Holdings, Inc., Deb., 9.375% due 03/01/2020*                                                     2,367,500        2,367,500
Ford Motor Company, Deb., 8.875% due 01/15/2022                                                       4,293,750        4,293,750
Franchise Finance Corporation, 7.00% due 11/30/2000                                     902,890                          902,890
Franchise Finance Corporation, 7.875% due 11/30/2005                                  1,139,030                        1,139,030
GATX Leasing Corporation, MTN, 10.00% due 03/21/2001                                                  1,100,000        1,100,000
General Motors Corporation, Deb., 9.40% due 07/15/2021                                                9,480,000        9,480,000
Golden Books Publishing, 7.65% due 09/15/2002                                           805,375                          805,375
GTE Corporation, Deb., 10.30% due 11/15/2017                                                            265,625          265,625
GTE Corporation, Sinking Fund Deb., 10.75% due 09/15/2017                                             1,057,500        1,057,500
Hartford Life Insurance Company, 7.65% due 06/15/2027                                                 1,295,125        1,295,125
Integon Corporation, 8.00% due 08/15/1999                                             1,463,713                        1,463,713
James River Corporation, Deb., 9.25% due 11/15/2021                                                   6,690,000        6,690,000
Kemper Corporation, 6.875% due 09/15/2003                                             1,243,249                        1,243,249
Loral Corporation, 8.375% due 6/15/2024                                               1,094,546                        1,094,546
Loral Corporation, 7.625% due 6/15/2025                                               1,012,056                        1,012,056
Louisiana Power & Light Company, First Mortgage, 8.50% due 07/01/2022                                 5,025,000        5,025,000
Manufacturers and Traders Trust Company, 8.125% due 12/01/2002                        1,050,083                        1,050,083
May Department Stores Company, Deb., 9.875% due 06/15/2021*                                           1,704,375        1,704,375
May Department Stores Company, Deb., 8.375% due 10/01/2022*                                           5,240,250        5,240,250
Mellon Financial Company, Sub. Deb., 9.75% due 06/15/2001                                             1,101,250        1,101,250
Mercantile Bank, 7.625% due 10/15/2002                                                  515,709                          515,709
Mississippi Power & Light Company, First and Refundable Mortgage, 8.65% due
01/15/2023                                                                                            5,325,000        5,325,000
NCNB Corporation, Sub. Note, 10.20% due 07/15/2015*                                                  10,176,562       10,176,562
Niagara Mohawk Power, 9.75% due 11/01/2005                                            1,093,328                        1,093,328
Niagara Mohawk Power, 8.77% due 01/01/2018                                            1,489,672                        1,489,672
Norfolk Southern Corporation, 7.80% due 05/15/2027                                                    3,895,000        3,895,000
Norwest Corporation, 6.65% due 10/15/2023                                               894,630                          894,630
Occidental Petroleum Corporation, Sr. Deb., 11.125% due 08/01/2010                                   11,233,875       11,233,875
Ogden Corporation, Deb., 9.25% due 03/01/2022                                                         7,304,375        7,304,375
Pacific Gas and Electric, 9.08% due 12/15/1997                                        1,014,265                        1,014,265
Panhandle Eastern Pipe Line Company, Deb., 8.625% due 04/15/2025                                      2,662,500        2,662,500
Petro-Canada, Deb., 9.25% due 10/15/2021                                                             10,136,250       10,136,250
Philadelphia Electric Company, First and Refundable Mortgage, 8.25% due
09/01/2022                                                                                            2,100,000        2,100,000
Phillips Petroleum Company, Deb., 9.180% due 09/15/2021*                                              6,500,375        6,500,375
Praxair, Inc., Deb., 8.70% due 07/15/2022                                                             7,400,225        7,400,225
Riviera Holdings Corporation, 11.00% due 12/31/2002                                   1,477,000                        1,477,000
Summit Bancorp, 8.625% due 12/10/2002                                                   535,380                          535,380
Texas Utilities Electric, 9.50% due 08/01/1999                                        1,263,511                        1,263,511
Texas Utilities Electric Company, First Mortgage, 8.875% due 02/01/2022                               1,269,000        1,269,000
Texas Utilities Electric Company, First Mortgage, 8.75% due 11/01/2023                                3,255,000        3,255,000
Textron Inc., Deb., 8.75%, due 07/01/2022                                                             8,453,250        8,453,250
Trans-Canada Pipeline Corporation, Deb., 8.50% due 03/20/2023                                         6,073,438        6,073,438
Time Warner, Inc., Deb., 9.15% due 02/01/2023                                           553,280       8,545,700        9,098,980
Tyco Laboratories, Inc., Deb., 9.50% due 05/01/2022                                                   9,717,500        9,717,500
United Air Lines Inc., Equipment Trust certificates, 10.85% due 07/05/2014                            6,237,500        6,237,500
United Air Lines Inc., Pass-through certificates, 9.080% due 10/26/2015                               3,266,250        3,266,250
United Air Lines Inc., Pass-through certificates, 9.560% due 10/19/2018                               6,283,750        6,283,750
U S West Capital Funding, Inc., 6.95% due 01/15/2037                                    297,514                          297,514
V.F. Corporation, Note, 9.50% due 05/01/2001                                                          1,091,250        1,091,250
Weyerhaeuser Corporation, 7.125% due 07/15/2023                                         959,691                          959,691
                                                                                -------------------------------------------------
TOTAL NON-CONVERTIBLE CORPORATE BONDS & NOTES (cost $233,636,353)                    36,791,910     206,249,912      243,041,822
                                                                                -------------------------------------------------

COMPOSITE INCOME FUND (1) and SIERRA CORPORATE INCOME FUND
Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(Unaudited)


---------------------------------------------------------------
  COMPOSITE               SIERRA                 PRO
   INCOME               CORPORATE               FORMA
    FUND               INCOME FUND             COMBINED
---------------------------------------------------------------
                     PRINCIPAL AMOUNT
---------------------------------------------------------------
                                                                       CONVERTIBLE CORPORATE BONDS - 1.24%

         $250,000                                     $250,000         Battle Mountain Gold Company, 6.00% due 01/04/2005
        1,000,000                                    1,000,000         CII Financial, 7.50% due 09/15/2001
          200,000                                      200,000         First State Bancorporation, 7.50% due 04/30/2017
        1,400,000                                    1,400,000         Integrated Device Technology, Inc., 5.50% due 06/01/2002
          350,000                                      350,000         Jumbosports, Inc., 4.25% due 11/01/2000
          750,000                                      750,000         Spectrum Holobyte, Inc., 6.50% due 09/15/2002
        1,200,000                                    1,200,000         Veterinary Centers of America, 5.25% due 05/01/2006

                                                                       TOTAL CONVERTIBLE CORPORATE BONDS (cost $4,103,142)

                                                                       U.S. DOLLAR FOREIGN OBLIGATIONS - 0.72%

        1,000,000                                    1,000,000         Province of Alberta, 9.25% due 04/01/2000
        1,750,000                                    1,750,000         United Mexican States, Series B, 6.25% due 12/31/2019

                                                                       TOTAL FOREIGN OBLIGATIONS (cost $2,048,522)


                                                                       PREFERRED STOCKS - 0.95%
                          SHARES
---------------------------------------------------------------
            2,000                                        2,000         California Federal Bank, Series B
            4,700                                        4,700         Equity Residential Properties Trust, Series E (Convertible)
           15,100                                       15,100         First Industrial Realty Trust, Series A
           17,500                                       17,500         Integon Corporation (Convertible)
           13,000                                       13,000         Microsoft Corporation (Convertible)
            5,500                                        5,500         Pacificare Health Systems, Inc., Series A (Convertible)
                                                                       TOTAL PREFERRED STOCK (cost $2,718,147)

                                                                       INVESTMENT COMPANY SECURITY - 1.58%

                               5,305,464             5,305,464         Lehman Provident Tempfund (cost $5,305,464)

  PRINCIPAL
   AMOUNT
                                                                       REPURCHASE AGREEMENT - 0.23%

                                                                      Repurchase agreement with Goldman Sachs, collateralized by a
                                                                      U.S. Treasury Note, in a joint trading account at 5.75%,
                                                                      dated 06/30/1997, due 07/01/1997, with a maturity value of
         $789,000                                      789,000        $789,126  (cost $789,000)

                                                                       TOTAL INVESTMENTS (cost $325,504,964)


                                                                    -----------------------------------------------------------
                                                                         COMPOSITE              SIERRA                PRO
                                                                           INCOME             CORPORATE              FORMA
                                                                            FUND             INCOME FUND            COMBINED
                                                                    -----------------------------------------------------------
                                                                                             MARKET VALUE
                                                                    -----------------------------------------------------------
  CONVERTIBLE CORPORATE BONDS - 1.24%

  Battle Mountain Gold Company, 6.00% due 01/04/2005                        $201,875                                  $201,875
  CII Financial, 7.50% due 09/15/2001                                        945,000                                   945,000
  First State Bancorporation, 7.50% due 04/30/2017                           216,750                                   216,750
  Integrated Device Technology, Inc., 5.50% due 06/01/2002                 1,195,250                                 1,195,250
  Jumbosports, Inc., 4.25% due 11/01/2000                                    242,375                                   242,375
  Spectrum Holobyte, Inc., 6.50% due 09/15/2002                              544,688                                   544,688
  Veterinary Centers of America, 5.25% due 05/01/2006                        838,500                                   838,500
                                                                    -----------------------------------------------------------
  TOTAL CONVERTIBLE CORPORATE BONDS (cost $4,103,142)                      4,184,438                    0            4,184,438
                                                                    -----------------------------------------------------------

  U.S. DOLLAR FOREIGN OBLIGATIONS - 0.72%

  Province of Alberta, 9.25% due 04/01/2000                                1,073,010                                 1,073,010
  United Mexican States, Series B, 6.25% due 12/31/2019                    1,356,250                                 1,356,250
                                                                    -----------------------------------------------------------
  TOTAL FOREIGN OBLIGATIONS (cost $2,048,522)                              2,429,260                    0            2,429,260
                                                                    -----------------------------------------------------------

  PREFERRED STOCKS - 0.95%

  California Federal Bank, Series B                                          220,500                                   220,500
  Equity Residential Properties Trust, Series E (Convertible)                125,138                                   125,138
  First Industrial Realty Trust, Series A                                    396,375                                   396,375
  Integon Corporation (Convertible)                                        1,161,562                                 1,161,562
  Microsoft Corporation (Convertible)                                      1,131,000                                 1,131,000
  Pacificare Health Systems, Inc., Series A (Convertible)                    147,812                                   147,812
                                                                    -----------------------------------------------------------
  TOTAL PREFERRED STOCK (cost $2,718,147)                                  3,182,387                    0            3,182,387
                                                                    -----------------------------------------------------------

  INVESTMENT COMPANY SECURITY - 1.58%

  Lehman Provident Tempfund (cost $5,305,464)                                      0            5,305,464            5,305,464
                                                                    -----------------------------------------------------------


  REPURCHASE AGREEMENT - 0.23%

 Repurchase agreement with Goldman Sachs, collateralized by a
 U.S. Treasury Note, in a joint trading account at 5.75%,
 dated 06/30/1997, due 07/01/1997, with a maturity value of
 $789,126  (cost $789,000)                                                   789,000                                   789,000
                                                                    -----------------------------------------------------------

  TOTAL INVESTMENTS (cost $325,504,964)                                  $86,394,037         $250,239,423         $336,633,460
                                                                    ===========================================================

 * Security is pledged as collateral for dollar roll transactions.


GOLD = Payments are made on an accelerated 45-day payment cycle instead of
       75-day cycle
MTN =  Medium Term Note

(1) Formerly Composite Income Fund, Inc.

Composite Income Fund and Sierra Corporate Income Fund

Notes to Pro Forma Financial Statements (unaudited)



1.   Basis of Combination

     The pro forma combined financial statements reflect the combined financial position of Composite Income Fund (formerly Composite Income Fund, Inc.) and Sierra Corporate Income Fund at June 30, 1997, and the pro forma combined results of operations for the year ended December 31, 1996 and the six month period ended June 30, 1997 as though the reorganization had occurred on January 1, 1996.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Sierra Corporate Income Fund in exchange for shares of Composite Income Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.


2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at market value as determined by the Funds as of June 30, 1997. Historical cost amounts represent the combined cost basis of the securities.

Composite Income Fund and Sierra Corporate Income Fund

3.   Pro Forma Statement of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Sierra shares into Composite shares based upon the net asset value of Composite shares at June 30, 1997.


4.   Pro Forma Statements of Operations

     The pro forma statements of operations reflect the following adjustments:

     A. A decrease in management fees to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

     B. An elimination of the Sierra administration fees, now incorporated in the management fee structure. Also, expenses of the Fund will no longer be reimbursed. Shareholder servicing and distribution expenses have been adjusted to reflect a rate of .25% of average daily net assets. Other expenses have been adjusted based on an overall estimated expense ratio of 1.09%.

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1997 (unaudited)


                                                                                                       Pro Forma
                                                                Sierra Global     Composite Money     Adjustments        Pro Forma
                                                                  Money Fund        Market Fund         (Note 3)          Combined
                                                                -------------     ---------------     -----------       ------------
ASSETS:
         Investments, at value, (cost $190,219,001,              $190,219,001      $280,610,394                         $451,037,395
          $260,818,394, and $451,037,395)
         Cash, receivables, and other assets                        2,809,686         3,787,156                            6,596,842
                                                                -------------      ------------                         ------------
              Total Assets                                        193,028,687       264,605,550                          457,634,237
                                                                -------------      ------------                         ------------
LIABILITIES:
         Accrued expenses and other liabilities                     1,501,118         8,167,003                            9,668,121
                                                                -------------      ------------                         ------------

              Total Liabilities                                     1,501,118         8,167,003                            9,668,121
                                                                -------------      ------------                         ------------

              Net Assets                                         $191,527,569      $256,438,547                         $447,966,116
                                                                 ============      ============                         ============


Outstanding Shares
------------------
         Class A                                                  104,654,469       256,221,535           (352,565)      360,523,439
                                                                 ============      ============                         ============
         Class B                                                    1,308,787           217,012              5,562         1,531,361
                                                                 ============      ============                         ============
         Class S                                                    6,879,685              -                29,236         6,908,921
                                                                 ============      ============                         ============
         Class I                                                   78,668,083              -               334,312        79,002,395
                                                                 ============      ============                         ============

Net Asset Value
---------------
         Class A                                                 $104,301,904      $256,221,535                         $360,523,439
                                                                 ============      ============                         ============
         Class B                                                   $1,314,349          $217,012                           $1,531,361
                                                                 ============      ============                         ============
         Class S                                                   $6,908,921              -                              $6,908,921
                                                                 ============      ============                         ============
         Class I                                                  $79,002,395              -                             $79,002,395
                                                                 ============      ============                         ============

Net Asset Value
   Per Share
---------------
         Class A                                                        $1.00             $1.00                                $1.00
                                                                 ============      ============                         ============
         Class B                                                        $1.00             $1.00                                $1.00
                                                                 ============      ============                         ============
         Class S                                                        $1.00             -                                    $1.00
                                                                 ============      ============                         ============
         Class I                                                        $1.00             -                                    $1.00
                                                                 ============      ============                         ============

See accompanying notes to pro forma financial statements.


PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 1996 (Unaudited)


                                                                                                    Pro Forma
                                                         Sierra Global     Composite Money         Adjustments          Pro Forma
                                                           Money Fund        Market Fund             (Note 4)            Combined
                                                         --------------    ---------------         -----------         ------------
INVESTMENT INCOME:
        Interest and Other                               $    9,296,450    $    11,252,565         $         0         $20,549,015
                                                         --------------    ---------------         -----------         ------------


EXPENSES:
        Management fees                                         681,261            916,867            (101,874)          1,496,254
        Administration fees                                     510,947                  0            (510,947)                  0
        Transfer agent fees                                           0            411,078             561,487             972,565
        Distribution fees
             Class A Shares                                     364,959             20,720            (385,679)                  0
             Class B Shares                                       5,001              1,270                   0               6,271
             Class S Shares                                     174,336                  0                   0             174,336
        All other expenses                                      306,506            460,353             (93,545)            673,314
        Expense reimbursement                                  (809,156)          (202,612)            824,736            (187,032)
                                                         --------------    ---------------         -----------      --------------
        Subtotal                                              1,233,854          1,607,676             294,178           3,135,708
                                                         --------------    ---------------         -----------      --------------

        Fees paid indirectly                                     (6,667)           (66,693)                  0             (73,360)
                                                         --------------    ---------------         -----------      --------------
Total Expenses                                                1,227,187          1,540,983             294,178           3,062,348
                                                         --------------    ---------------         -----------      --------------


NET INVESTMENT INCOME                                         8,069,263          9,711,582            (294,178)         17,486,667
                                                         --------------    ---------------         -----------         -----------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net Realized Gain (Loss) From Security Transactions              10,818                  0                   0              10,818
   (excluding short term securities)
Net Unrealized Appreciation (Depreciation) of Investments             0                  0                   0                   0
                                                         --------------    ---------------         -----------         -----------
Net Realized and Unrealized Gain (Loss) on Investments           10,818                  0                   0              10,818
                                                         --------------    ---------------         -----------         -----------


INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $    8,080,081    $     9,711,582           ($294,178)        $17,497,485
                                                         ==============    ===============         ===========         ===========


See accompanying notes to pro forma financial statements.







PRO FORMA STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1997 (Unaudited)


                                                                                                     Pro Forma
                                                             Sierra Global      Composite Money     Adjustments      Pro Forma
                                                               Money Fund         Market Fund         (Note 4)       Combined
                                                             -------------      ---------------     -----------     -----------
INVESTMENT INCOME:
      Interest and Other                                       $4,909,540           $6,747,798        $       0     $11,657,338
                                                               ----------           ----------        ---------     -----------

EXPENSES:
      Management fees                                             351,058              543,906          (60,434)        834,530
      Administration fees                                         263,293                    0         (263,293)              0
      Transfer agent fees                                               0              247,317          295,128         542,445
      Distribution fees
           Class A Shares                                         136,340               11,581         (147,921)              0
           Class B Shares                                           5,220                  614                0           5,834
           Class S Shares                                          34,868                    0                0          34,868
      All Other Expenses                                          218,633              249,286          (92,380)       (375,539)
      Expense reimbursement                                      (301,660)            (113,150)         310,494        (104,316)
                                                               ----------           ----------        ---------     -----------
      Subtotal                                                    707,752              939,554           41,594       1,688,900
                                                               ----------           ----------        ---------     -----------
      Fees paid indirectly                                         (4,893)             (29,327)               0         (34,220)
                                                               ----------           ----------        ---------     -----------
Total Expenses                                                    702,859              910,227           41,594       1,654,680
                                                               ----------           ----------        ---------     -----------

NET INVESTMENT INCOME                                           4,206,681            5,837,571          (41,594)     10,002,658
                                                               ----------           ----------        ---------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net Realized Gain (Loss) From Security Transactions                 8,702                    0                0           8,702
   (excluding short term securities)
Net Unrealized Appreciation (Depreciation) of Investments               0                    0                0               0
                                                               ----------           ----------        ---------     -----------
Net Realized and Unrealized Gain (Loss) on Investments              8,702                    0                0           8,702
                                                               ----------           ----------        ---------     -----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $4,215,383           $5,837,571         ($41,594)    $10,011,360
                                                               ==========           ==========      ===========     ===========

See accompanying notes to pro forma financial statements.

COMPOSITE MONEY MARKET FUND (1) and SIERRA GLOBAL MONEY FUND
Pro Forma Combined Portfolio of Investments
June 30, 1997
(Unaudited)

------------------------------------------------------
       COMPOSITE             SIERRA           PRO
          MONEY              GLOBAL          FORMA
      MARKET FUND          MONEY FUND       COMBINED
------------------------------------------------------
                       PRINCIPAL AMOUNT
------------------------------------------------------
                                                                                                         SHORT-TERM INVESTMENTS

                                                                                                       BANKERS ACCEPTANCES - 1.32%
      $3,000,000                            $3,000,000   Chase Manhattan Bank NA New York, 5.56% due 07/14/1997
       3,000,000                             3,000,000   Chase Manhattan Bank NA  New York, 5.60% due 08/19/1997
                                                         TOTAL BANKERS ACCEPTANCE (cost $5,971,110)

                                                                                       CERTIFICATES OF DEPOSIT - DOMESTIC - 5.77%
                          3,000,000          3,000,000   Bank of America, 5.57% due 11/07/1997
                          3,000,000          3,000,000   Bank of America, 5.85% due 11/03/1997
                          8,000,000          8,000,000   Bankers Trust Corporation, 5.70% due 07/10/1997
       5,000,000                             5,000,000   Bankers Trust New York Corporation, 5.70% due 07/10/1997
                          7,000,000          7,000,000   NationsBank Corporation, 5.54% due 07/15/1997
                                                         TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC (cost $25,999,500)

                                                                                       CERTIFICATES OF DEPOSIT - FOREIGN - 18.33%
       5,000,000                             5,000,000   Australia & New Zealand Bank, 5.70% due 07/07/1997
                          5,000,000          5,000,000   Banque Nationale de Paris, 5.70% due 08/04/1997
                          3,000,000          3,000,000   Barclays Bank Plc, 5.94% due 06/19/1998
                          8,000,000          8,000,000   Dai-Ichi Kangyo Bank Ltd., 5.81% due 07/10/1997**
                          2,000,000          2,000,000   Deutsche Bank, 5.56% due 07/21/1997
                          2,000,000          2,000,000   Deutsche Bank, 5.69% due10/28/1997
                          5,000,000          5,000,000   Deutsche Bank, 5.70% due 02/06/1998
                          6,000,000          6,000,000   Industrial Bank of Japan, 5.67% due 07/11/1997
                          2,500,000          2,500,000   Industrial Bank of Japan, 5.84% due 08/18/1997
                          2,000,000          2,000,000   Rabobank Nederland, 5.99% due 03/24/1998
                          9,200,000          9,200,000   Sanwa Bank Ltd., 5.65% due 07/07/1997
                          7,000,000          7,000,000   Societe Generale, New York, 5.72% due 08/06/1997
                          2,000,000          2,000,000   Societe Generale, New York, 5.84% due 10/06/1997
       5,000,000                             5,000,000   Societe Generale New York Branch, 5.50% due 08/07/1997
                          5,000,000          5,000,000   Sumitomo Bank Ltd., 5.66% due 07/03/1997
                          2,000,000          2,000,000   Sumitomo Bank Ltd., 5.75% due 08/19/1997
                          5,000,000          5,000,000   Swiss Bank Corporation, 5.98% due 03/19/1998
       7,000,000                             7,000,000   Westdeutsche Landesbank Girozentrale, 5.52% due 07/07/1997
                                                         TOTAL CERTIFICATES OF DEPOSIT - FOREIGN (cost $82,696,028)

                                                                                          COMMERCIAL PAPER - DOMESTIC - 37.50%
       5,000,000                             5,000,000   American Express Credit Corporation, 5.54% due 08/04/1997
                          5,000,000          5,000,000   Associates Corporation of North America, 5.635% due 07/15/1997**
                          4,000,000          4,000,000   Associates Corporation of North America, 5.653% due 07/24/1997**
                          8,000,000          8,000,000   Banc One Corporation, 5.631% due 07/01/1997**
                          8,000,000          8,000,000   BBL-North America, Inc., 5.78% due 07/01/1997**
       5,000,000                             5,000,000   BT Securities Corporation, 5.65% due 07/11/1997
       5,000,000                             5,000,000   Bank of New York Company, Inc., 5.535% due 07/22/1997
       5,000,000                             5,000,000   Bear Stearns Company, Inc., 5.60% due 08/11/1997
       5,000,000                             5,000,000   Bear Stearns Company, Inc., 5.60% due 08/15/1997
       5,000,000                             5,000,000   Beneficial Corporation, 5.61% due 07/01/1997
       2,500,000                             2,500,000   Beneficial Corporation, 5.56% due 07/28/1997
       5,000,000                             5,000,000   Chrysler Financial Corporation, 5.58% due 08/12/1997
       5,000,000                             5,000,000   John Deere Capital Corporation, 5.61% due 07/07/1997
       5,000,000                             5,000,000   Ford Motor Credit Company, 5.60% due 07/08/1997
       4,000,000                             4,000,000   Ford Motor Credit Company, 5.55% due 08/25/1997
                          9,000,000          9,000,000   Ford Motor Credit Company, 5.884% due 12/02/1997**
       5,000,000                             5,000,000   General Electric Capital Corporation, 5.62% due 07/07/1997
       5,000,000                             5,000,000   General Electric Capital Corporation, 5.63% due 07/07/1997
                          3,000,000          3,000,000   General Electric Capital Corporation, 6.00% due 01/23/1998**

                                                                             --------------------------------------------------
                                                                                COMPOSITE          SIERRA            PRO
                                                                                  MONEY            GLOBAL           FORMA
                                                                               MARKET FUND       MONEY FUND        COMBINED
                                                                             --------------------------------------------------
                                                                                               MARKET VALUE
                                                                             --------------------------------------------------
                                         SHORT-TERM INVESTMENTS

                                      BANKERS ACCEPTANCES - 1.32%
Chase Manhattan Bank NA New York, 5.56% due 07/14/1997                            $2,993,977                        $2,993,977
Chase Manhattan Bank NA  New York, 5.60% due 08/19/1997                            2,977,133                         2,977,133
                                                                             --------------------------------------------------
TOTAL BANKERS ACCEPTANCE (cost $5,971,110)                                         5,971,110                0        5,971,110
                                                                             --------------------------------------------------

                               CERTIFICATES OF DEPOSIT - DOMESTIC - 5.77%
Bank of America, 5.57% due 11/07/1997                                                               2,999,481        2,999,481
Bank of America, 5.85% due 11/03/1997                                                               3,000,000        3,000,000
Bankers Trust Corporation, 5.70% due 07/10/1997                                                     8,000,000        8,000,000
Bankers Trust New York Corporation, 5.70% due 07/10/1997                           5,000,019                         5,000,019
NationsBank Corporation, 5.54% due 07/15/1997                                                       7,000,000        7,000,000
                                                                             --------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC (cost $25,999,500)                        5,000,019       20,999,481       25,999,500
                                                                             --------------------------------------------------

                               CERTIFICATES OF DEPOSIT - FOREIGN - 18.33%
Australia & New Zealand Bank, 5.70% due 07/07/1997                                 5,000,005                         5,000,005
Banque Nationale de Paris, 5.70% due 08/04/1997                                                     5,000,000        5,000,000
Barclays Bank Plc, 5.94% due 06/19/1998                                                             2,998,725        2,998,725
Dai-Ichi Kangyo Bank Ltd., 5.81% due 07/10/1997**                                                   8,000,019        8,000,019
Deutsche Bank, 5.56% due 07/21/1997                                                                 2,000,011        2,000,011
Deutsche Bank, 5.69% due10/28/1997                                                                  1,999,688        1,999,688
Deutsche Bank, 5.70% due 02/06/1998                                                                 4,998,845        4,998,845
Industrial Bank of Japan, 5.67% due 07/11/1997                                                      6,000,017        6,000,017
Industrial Bank of Japan, 5.84% due 08/18/1997                                                      2,500,033        2,500,033
Rabobank Nederland, 5.99% due 03/24/1998                                                            1,999,304        1,999,304
Sanwa Bank Ltd., 5.65% due 07/07/1997                                                               9,199,969        9,199,969
Societe Generale, New York, 5.72% due 08/06/1997                                                    7,000,069        7,000,069
Societe Generale, New York, 5.84% due 10/06/1997                                                    1,999,847        1,999,847
Societe Generale New York Branch, 5.50% due 08/07/1997                             5,000,050                         5,000,050
Sumitomo Bank Ltd., 5.66% due 07/03/1997                                                            5,000,011        5,000,011
Sumitomo Bank Ltd., 5.75% due 08/19/1997                                                            2,000,000        2,000,000
Swiss Bank Corporation, 5.98% due 03/19/1998                                                        4,999,317        4,999,317
Westdeutsche Landesbank Girozentrale, 5.52% due 07/07/1997                         7,000,118                         7,000,118
                                                                             --------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - FOREIGN (cost $82,696,028)                        17,000,173       65,695,855       82,696,028
                                                                             --------------------------------------------------

                                  COMMERCIAL PAPER - DOMESTIC - 37.50%
American Express Credit Corporation, 5.54% due 08/04/1997                          4,973,839                         4,973,839
Associates Corporation of North America, 5.635% due 07/15/1997**                                    4,989,247        4,989,247
Associates Corporation of North America, 5.653% due 07/24/1997**                                    3,985,817        3,985,817
Banc One Corporation, 5.631% due 07/01/1997**                                                       8,000,000        8,000,000
BBL-North America, Inc., 5.78% due 07/01/1997**                                                     8,000,000        8,000,000
BT Securities Corporation, 5.65% due 07/11/1997                                    4,992,153                         4,992,153
Bank of New York Company, Inc., 5.535% due 07/22/1997                              4,983,856                         4,983,856
Bear Stearns Company, Inc., 5.60% due 08/11/1997                                   4,968,111                         4,968,111
Bear Stearns Company, Inc., 5.60% due 08/15/1997                                   4,965,000                         4,965,000
Beneficial Corporation, 5.61% due 07/01/1997                                       5,000,000                         5,000,000
Beneficial Corporation, 5.56% due 07/28/1997                                       2,489,575                         2,489,575
Chrysler Financial Corporation, 5.58% due 08/12/1997                               4,967,450                         4,967,450
John Deere Capital Corporation, 5.61% due 07/07/1997                               4,995,325                         4,995,325
Ford Motor Credit Company, 5.60% due 07/08/1997                                    4,994,556                         4,994,556
Ford Motor Credit Company, 5.55% due 08/25/1997                                    3,966,083                         3,966,083
Ford Motor Credit Company, 5.884% due 12/02/1997**                                                  8,782,860        8,782,860
General Electric Capital Corporation, 5.62% due 07/07/1997                         4,995,317                         4,995,317
General Electric Capital Corporation, 5.63% due 07/07/1997                         4,995,308                         4,995,308
General Electric Capital Corporation, 6.00% due 01/23/1998**                                        2,902,150        2,902,150

COMPOSITE MONEY MARKET FUND (1) and SIERRA GLOBAL MONEY FUND
Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(Unaudited)

-------------------------------------------------------
       COMPOSITE           SIERRA              PRO
          MONEY            GLOBAL             FORMA
      MARKET FUND        MONEY FUND          COMBINED
-------------------------------------------------------
                      PRINCIPAL AMOUNT
-------------------------------------------------------
       $3,000,000                             $3,000,000    General Motors Acceptance Corporation, 5.59% due 07/03/1997
        4,500,000                              4,500,000    General Motors Acceptance Corporation, 5.44% due 07/14/1997
        4,000,000                              4,000,000    Goldman Sachs Group L.P., 6.15% due 07/01/1997
        5,000,000                              5,000,000    Goldman Sachs Group L.P., 5.60% due 09/03/1997
        3,000,000                              3,000,000    IBM Corporation, 5.56% due 08/05/1997
        5,000,000                              5,000,000    IBM Corporation, 5.55% due 08/25/1997
        4,300,000                              4,300,000    International Lease Finance Corporation, 5.55% due 08/11/1997
        2,600,000                              2,600,000    International Lease Finance Corporation, 5.58% due 09/03/1997
                            1,979,000          1,979,000    Koch Industries, 6.165% due 07/01/1997 **
        4,000,000                              4,000,000    Merrill Lynch and Company, 5.58% due 07/16/1997
        5,000,000                              5,000,000    Merrill Lynch and Company, 5.58% due 08/08/1997
        2,000,000                              2,000,000    Merrill Lynch and Company, 5.62% due 08/08/1997
        5,000,000                              5,000,000    Morgan Stanley Group Inc., 5.57% due 07/21/1997
        5,000,000                              5,000,000    Morgan Stanley Group Inc., 5.61% due 08/25/1997
        2,114,000                              2,114,000    Nebraska Higher Education Loan Program, 5.55% due 07/24/1997
        5,000,000                              5,000,000    Oyster Creek Fuel Corporation, 5.55% due 07/09/1997
        5,000,000                              5,000,000    Sears Roebuck Acceptance Corporation, 5.63% due 07/07/1997
        5,000,000                              5,000,000    Sears Roebuck Acceptance Corporation, 5.58% due 07/23/1997
                                                            TOTAL COMMERCIAL PAPER - DOMESTIC (cost $169,124,167)

                                                                                     COMMERCIAL PAPER - FOREIGN - 21.58%
                            3,000,000          3,000,000    Abbey National North America Corporation, 5.771% due 08/01/1997 **
                            2,000,000          2,000,000    Abbey National North America Corporation, 5.522% due 08/11/1997 **
                            5,000,000          5,000,000    ABN Amro Bank, N.V., 5.776% due 08/19/1997 **
        5,000,000                              5,000,000    American Honda Finance Corporation, Inc., 5.57% due 7/21/1997
        2,500,000                              2,500,000    American Honda Finance Corporation, Inc., 5.57% due 7/25/1997
                            5,000,000          5,000,000    Barclays U.S. Funding Corporation, 5.825% due 08/22/1997 **
        4,000,000                              4,000,000    BHP Finance (USA) Inc., 5.55% due 07/08/1997
        1,700,000                              1,700,000    BHP Finance (USA) Inc., 5.55% due 07/09/1997
                            8,000,000          8,000,000    Den Danske Corporation, 5.789% due 07/02/1997 **
        5,000,000                              5,000,000    Eksportfinans A/S, 5.56% due 07/31/1997
        2,500,000                              2,500,000    Eksportfinans A/S, 5.60% due 08/21/1997
        6,000,000                              6,000,000    Hitachi America, Limited, 5.55% due 08/18/1997
        5,000,000                              5,000,000    Hitachi America, Limited, 5.57% due 10/16/1997
        5,000,000                              5,000,000    Pemex Capital, Inc. - Series B, 5.55% due 09/17/1997
        5,000,000                              5,000,000    Rank Xerox Capital (Europe) PLC, 5.55% due 07/17/1997
        2,000,000                              2,000,000    Sharp Electronics Corporation, 5.60% due 07/03/1997
        5,000,000                              5,000,000    Sharp Electronics Corporation, 5.55% due 08/15/1997
        1,100,000                              1,100,000    Toshiba Capital (Asia) Limited, 5.63% due 08/14/1997
        4,625,000                              4,625,000    Toshiba International Finance (UK) PLC, 5.72% due 08/04/1997
        4,000,000                              4,000,000    Toshiba International Finance (UK) PLC, 5.76% due 08/28/1997
        2,500,000                              2,500,000    Toshiba International Finance (UK) PLC, 5.60% due 10/07/1997
        5,000,000                              5,000,000    Toyota Motor Credit Corporation, 5.54% due 09/16/1997
                            9,000,000          9,000,000    UBS Finance, Inc., 6.135% due 07/01/1997 **
                                                            TOTAL COMMERCIAL PAPER - FOREIGN (cost $97,341,950)

                                                                                       CORPORATE NOTES AND BONDS - 5.24%
        5,000,000                              5,000,000    American Express Centurian Bank, 5.6575% due 07/03/1998*
        3,500,000                              3,500,000    Caterpillar Financial Services Corporation, 7.24% due 12/15/1997
        2,000,000                              2,000,000    Dean Witter Discover Company, 5.6375% due 07/16/1997*
        2,000,000                              2,000,000    General Motors Acceptance Corporation, 5.62% due 07/01/1997*
        1,000,000                              1,000,000    General Motors Acceptance Corporation, 6.75% due 07/10/1997
        1,500,000                              1,500,000    General Motors Acceptance Corporation, 5.75% due 10/08/1997
        1,400,000                              1,400,000    Household Finance Corporation, 6.70% due 08/08/1997

                                                                          -------------------------------------------------------
                                                                           COMPOSITE               SIERRA              PRO
                                                                             MONEY                 GLOBAL             FORMA
                                                                          MARKET FUND            MONEY FUND          COMBINED
                                                                          -------------------------------------------------------
                                                                                                MARKET VALUE
                                                                          -------------------------------------------------------
General Motors Acceptance Corporation, 5.59% due 07/03/1997                  $2,999,068                               $2,999,068
General Motors Acceptance Corporation, 5.44% due 07/14/1997                   4,491,160                                4,491,160
Goldman Sachs Group L.P., 6.15% due 07/01/1997                                4,000,000                                4,000,000
Goldman Sachs Group L.P., 5.60% due 09/03/1997                                4,950,222                                4,950,222
IBM Corporation, 5.56% due 08/05/1997                                         2,983,783                                2,983,783
IBM Corporation, 5.55% due 08/25/1997                                         4,957,604                                4,957,604
International Lease Finance Corporation, 5.55% due 08/11/1997                 4,272,820                                4,272,820
International Lease Finance Corporation, 5.58% due 09/03/1997                 2,574,208                                2,574,208
Koch Industries, 6.165% due 07/01/1997 **                                                           1,979,000          1,979,000
Merrill Lynch and Company, 5.58% due 07/16/1997                               3,990,700                                3,990,700
Merrill Lynch and Company, 5.58% due 08/08/1997                               4,970,550                                4,970,550
Merrill Lynch and Company, 5.62% due 08/08/1997                               1,988,136                                1,988,136
Morgan Stanley Group Inc., 5.57% due 07/21/1997                               4,984,528                                4,984,528
Morgan Stanley Group Inc., 5.61% due 08/25/1997                               4,957,146                                4,957,146
Nebraska Higher Education Loan Program, 5.55% due 07/24/1997                  2,106,504                                2,106,504
Oyster Creek Fuel Corporation, 5.55% due 07/09/1997                           4,993,833                                4,993,833
Sears Roebuck Acceptance Corporation, 5.63% due 07/07/1997                    4,995,308                                4,995,308
Sears Roebuck Acceptance Corporation, 5.58% due 07/23/1997                    4,982,950                                4,982,950
                                                                          -------------------------------------------------------
TOTAL COMMERCIAL PAPER - DOMESTIC (cost $169,124,167)                       130,485,093            38,639,074        169,124,167
                                                                          -------------------------------------------------------
                         COMMERCIAL PAPER - FOREIGN - 21.58%
Abbey National North America Corporation, 5.771% due 08/01/1997 **                                  2,985,508          2,985,508
Abbey National North America Corporation, 5.522% due 08/11/1997 **                                  1,987,928          1,987,928
ABN Amro Bank, N.V., 5.776% due 08/19/1997 **                                                       4,961,787          4,961,787
American Honda Finance Corporation, Inc., 5.57% due 7/21/1997                 4,984,528                                4,984,528
American Honda Finance Corporation, Inc., 5.57% due 7/25/1997                 2,490,717                                2,490,717
Barclays U.S. Funding Corporation, 5.825% due 08/22/1997 **                                         4,959,122          4,959,122
BHP Finance (USA) Inc., 5.55% due 07/08/1997                                  3,995,683                                3,995,683
BHP Finance (USA) Inc., 5.55% due 07/09/1997                                  1,697,903                                1,697,903
Den Danske Corporation, 5.789% due 07/02/1997 **                                                    7,998,749          7,998,749
Eksportfinans A/S, 5.56% due 07/31/1997                                       4,976,833                                4,976,833
Eksportfinans A/S, 5.60% due 08/21/1997                                       2,480,167                                2,480,167
Hitachi America, Limited, 5.55% due 08/18/1997                                5,955,600                                5,955,600
Hitachi America, Limited, 5.57% due 10/16/1997                                4,917,224                                4,917,224
Pemex Capital, Inc. - Series B, 5.55% due 09/17/1997                          4,939,875                                4,939,875
Rank Xerox Capital (Europe) PLC, 5.55% due 07/17/1997                         4,987,667                                4,987,667
Sharp Electronics Corporation, 5.60% due 07/03/1997                           1,999,378                                1,999,378
Sharp Electronics Corporation, 5.55% due 08/15/1997                           4,965,313                                4,965,313
Toshiba Capital (Asia) Limited, 5.63% due 08/14/1997                          1,092,431                                1,092,431
Toshiba International Finance (UK) PLC, 5.72% due 08/04/1997                  4,600,015                                4,600,015
Toshiba International Finance (UK) PLC, 5.76% due 08/28/1997                  3,962,880                                3,962,880
Toshiba International Finance (UK) PLC, 5.60% due 10/07/1997                  2,461,889                                2,461,889
Toyota Motor Credit Corporation, 5.54% due 09/16/1997                         4,940,753                                4,940,753
UBS Finance, Inc., 6.135% due 07/01/1997 **                                                         9,000,000          9,000,000
                                                                          -------------------------------------------------------
TOTAL COMMERCIAL PAPER - FOREIGN (cost $97,341,950)                          65,448,856            31,893,094         97,341,950
                                                                          -------------------------------------------------------
                           CORPORATE NOTES AND BONDS - 5.24%
American Express Centurian Bank, 5.6575% due 07/03/1998*                      5,000,000                                5,000,000
Caterpillar Financial Services Corporation, 7.24% due 12/15/1997              3,520,155                                3,520,155
Dean Witter Discover Company, 5.6375% due 07/16/1997*                         2,000,000                                2,000,000
General Motors Acceptance Corporation, 5.62% due 07/01/1997*                  2,000,732                                2,000,732
General Motors Acceptance Corporation, 6.75% due 07/10/1997                   1,000,262                                1,000,262
General Motors Acceptance Corporation, 5.75% due 10/08/1997                   1,498,835                                1,498,835
Household Finance Corporation, 6.70% due 08/08/1997                           1,401,388                                1,401,388

COMPOSITE MONEY MARKET FUND (1) and SIERRA GLOBAL MONEY FUND
Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(Unaudited)

-----------------------------------------------
 COMPOSITE            SIERRA            PRO
    MONEY             GLOBAL           FORMA
MARKET FUND         MONEY FUND        COMBINED
-----------------------------------------------
                PRINCIPAL AMOUNT
-----------------------------------------------
  $4,200,000                         $4,200,000   IBM Corporation, 6.375% due 11/01/1997
   1,000,000                          1,000,000   Tonkin Building Associates LLC, 5.64% due 07/02/1997*
   2,000,000                          2,000,000   Watts Brothers Frozen Foods LLC, 5.64% due 07/02/1997*
                                                  TOTAL CORPORATE NOTES AND BONDS  (cost $23,631,384)

                                                       FEDERAL AGENCY OBLIGATIONS - 2.55%
   2,500,000                          2,500,000   Federal Farm Credit Bank, 5.4975% due 7/17/1997*
   1,000,000                          1,000,000   Federal Home Loan Bank, 5.528% due 07/19/1997*
   1,000,000                          1,000,000   Federal Home Loan Bank, 5.528% due 07/28/1997*
   4,000,000                          4,000,000   Federal Home Loan Bank, 5.67% due 03/05/1998
   3,000,000                          3,000,000   Federal Home Loan Bank, 5.91% due 03/24/1998
                                                  TOTAL FEDERAL AGENCY OBLIGATIONS  (cost $11,498,759)

                                                           MEDIUM-TERM NOTES- 7.31%
                     3,000,000        3,000,000   Abbey National Treasury Services, 5.64% due 11/03/1997
                     9,000,000        9,000,000   Bayerische Landesbank, 5.558% due 06/26/1998 #
                     5,000,000        5,000,000   CoreStates Bank, 5.648% due 03/16/1998 #
                     5,000,000        5,000,000   John Deere Capital, 5.85% due 07/03/1997
                     6,000,000        6,000,000   Korea Development Bank, 5.843% due 06/16/1998 #
                     5,000,000        5,000,000   Society National Bank, 5.58% due 07/08/1997 #
                                                  TOTAL MEDIUM-TERM NOTES (cost $32,991,497)

                                                          REPURCHASE AGREEMENT - .40%
                                                  Repurchase agreement with Goldman Sachs and Company, collateralized by a U.S.
                                                  Treasury Note, in a joint trading account at 5.75%, dated 06/30/1997, due
                                                  07/01/1997
   1,783,000                          1,783,000   with a maturity value of $1,783,285 (cost $1,783,000)

                                                  TOTAL INVESTMENTS (cost $451,037,395)

                                                                                    ------------------------------------------------
                                                                                     COMPOSITE            SIERRA            PRO
                                                                                       MONEY              GLOBAL           FORMA
                                                                                    MARKET FUND         MONEY FUND        COMBINED
                                                                                    ------------------------------------------------
                                                                                                      MARKET VALUE
                                                                                    ------------------------------------------------
IBM Corporation, 6.375% due 11/01/1997                                                 $4,210,012                       $4,210,012
Tonkin Building Associates LLC, 5.64% due 07/02/1997*                                   1,000,000                        1,000,000
Watts Brothers Frozen Foods LLC, 5.64% due 07/02/1997*                                  2,000,000                        2,000,000
                                                                                    -----------------------------------------------
TOTAL CORPORATE NOTES AND BONDS  (cost $23,631,384)                                    23,631,384               0       23,631,384
                                                                                    -----------------------------------------------

       FEDERAL AGENCY OBLIGATIONS - 2.55%
Federal Farm Credit Bank, 5.4975% due 7/17/1997*                                        2,499,185                        2,499,185
Federal Home Loan Bank, 5.528% due 07/19/1997*                                            999,674                          999,674
Federal Home Loan Bank, 5.528% due 07/28/1997*                                            999,900                          999,900
Federal Home Loan Bank, 5.67% due 03/05/1998                                            4,000,000                        4,000,000
Federal Home Loan Bank, 5.91% due 03/24/1998                                            3,000,000                        3,000,000
                                                                                    -----------------------------------------------
TOTAL FEDERAL AGENCY OBLIGATIONS  (cost $11,498,759)                                   11,498,759               0       11,498,759
                                                                                    -----------------------------------------------

          MEDIUM-TERM NOTES- 7.31%
Abbey National Treasury Services, 5.64% due 11/03/1997                                                  2,999,602        2,999,602
Bayerische Landesbank, 5.558% due 06/26/1998 #                                                          8,993,095        8,993,095
CoreStates Bank, 5.648% due 03/16/1998 #                                                                5,000,000        5,000,000
John Deere Capital, 5.85% due 07/03/1997                                                                4,999,981        4,999,981
Korea Development Bank, 5.843% due 06/16/1998 #                                                         5,998,884        5,998,884
Society National Bank, 5.58% due 07/08/1997 #                                                           4,999,935        4,999,935
                                                                                    -----------------------------------------------
TOTAL MEDIUM-TERM NOTES (cost $32,991,497)                                                      0      32,991,497       32,991,497
                                                                                    -----------------------------------------------

          REPURCHASE AGREEMENT - .40%
Repurchase agreement with Goldman Sachs and Company, collateralized by a U.S.
Treasury Note, in a joint trading account at 5.75%, dated 06/30/1997,
due 07/01/1997 with a maturity value of $1,783,285 (cost $1,783,000)                    1,783,000                        1,783,000
                                                                                    -----------------------------------------------

TOTAL INVESTMENTS (cost $451,037,395)                                                $260,818,394    $190,219,001     $451,037,395
                                                                                    ===============================================

* Floating Rate Note. The interest rate, is subject to change periodically, based on a market interest rate index.

# Variable rate security. The interest rate shown reflects the rate currently in effect.

**   Rate represents annualized yield at date of purchase (unaudited).

(1)  Formerly Composite Cash Management Company Money Market Portfolio.

Note: The combined entity's investment in bank obligations will be less than 25%. Accordingly, certain unidentified bank obligations will be sold to comply with the investment policy.

Composite Money Market Fund and Sierra Global Money Fund

Notes to Pro Forma Financial Statements (unaudited)



1.   Basis of Combination

     The pro forma combined financial statements reflect the combined financial position of Composite Money Market Fund (formerly Composite Cash Management Company Money Market Portfolio) and Sierra Global Money Fund at June 30, 1997, and the pro forma combined results of operations for the year ended December 31, 1996 and the six month period ended June 30, 1997 as though the reorganization had occurred on January 1, 1996.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Sierra Global Money Fund in exchange for shares of Composite Money Market Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.


2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at amortized cost which approximates fair value. Historical cost amounts represent the combined cost basis of the securities.

Composite Money Market Fund and Sierra Global Money Fund

3.   Pro Forma Statement of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Sierra shares into Composite shares based upon the net asset value of Composite shares at June 30, 1997.


4.   Pro Forma Statements of Operations

     The pro forma statements of operations reflect the following adjustments:

     A. A decrease in management fees to reflect the new fee structure. Fees are based on .40% of average daily net assets.

     B. An elimination of administration fees, now incorporated in the management fee structure. Expenses of the Fund will be reimbursed at a rate of .0005% of average daily net assets and have been adjusted accordingly. Shareholder servicing and distribution expenses have been adjusted to reflect the elimination of 12b-1 fees. Other expenses have been adjusted based on an overall estimated expense ratio of .79%.

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1997 (unaudited)




                                                         Sierra U.S.                           Pro Forma
                                                         Government     Composite Money       Adjustments      Pro Forma
                                                         Money Fund       Market Fund           (Note 3)       Combined
                                                       --------------   ---------------     --------------   --------------
ASSETS:
         Investments, at value, (cost $33,653,549,
            $260,818,394, and $294,471,943)               $33,653,549       $260,818,394                        $294,471,943
         Cash, receivables, and other assets                  677,491          3,787,156                           4,464,647
                                                       --------------   ----------------                     ---------------
              Total Assets                                 34,331,040        264,605,550                         298,936,590
                                                       --------------   ----------------                     ---------------

LIABILITIES:
         Accrued expenses and other liabilities             1,664,297          8,167,003                       7,029,379,500
                                                       --------------   ----------------                     ---------------

              Total Liabilities                             1,664,297          8,167,003                           9,831,300
                                                       --------------   ----------------                     ---------------
              Net Assets                                  $32,666,743       $256,438,547                        $289,105,290
                                                       ==============   ================                     ===============

Outstanding Shares
------------------
         Class A                                           30,529,135        256,221,535      (10,562)           286,740,108
                                                       ==============   ================                     ===============
         Class B                                            1,802,096            217,012         (624)             2,018,484
                                                       ==============   ================                     ===============
         Class S                                              345,772           -                (120)               345,652
                                                       ==============   ================                     ===============
         Class I                                                1,045           -                   1                  1,046
                                                       ==============   ================                     ===============
Net Asset Value
---------------
         Class A                                          $30,518,573       $256,221,535                        $286,740,108
                                                       ==============   ================                     ===============
         Class B                                           $1,801,472           $217,012                          $2,018,484
                                                       ==============   ================                     ===============
         Class S                                             $345,652            -                                  $345,652
                                                       ==============   ================                     ===============
         Class I                                               $1,046            -                                    $1,046
                                                       ==============   ================                     ===============

Net Asset Value
   Per Share
---------------
         Class A                                                $1.00              $1.00                               $1.00
                                                       ==============   ================                     ===============
         Class B                                                $1.00              $1.00                               $1.00
                                                       ===============  ================                     ===============
         Class S                                                $1.00            -                                     $1.00
                                                       ==============   ================                     ===============
         Class I                                                $1.00            -                                     $1.00
                                                       ==============   ================                     ===============


See accompanying notes to pro forma financial statements.



PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 1996 (Unaudited)


                                                               Sierra                                Pro Forma
                                                           U.S. Government      Composite Money     Adjustments      Pro Forma
                                                             Money Fund           Market Fund         (Note 4)        Combined
                                                           ---------------      ---------------     -----------     ------------
INVESTMENT INCOME:
     Interest and Other                                    $     2,228,818      $    11,252,565     $         0     $ 13,481,383
                                                           ---------------      ---------------     -----------     ------------


EXPENSES:
     Management fees                                               166,799              916,867        (101,874)         981,792
     Administration fees                                           125,100                    0        (125,100)               0
     Transfer agent fees                                                 0              411,078         227,087          638,165
     Distribution fees
          Class A Shares                                           102,819               20,720        (123,539)               0
          Class B Shares                                             2,317                1,270               0            3,587
          Class S Shares                                             3,403                    0               0            3,403
     All other expenses                                             96,365              460,353        (237,636)         319,082
     Expense reimbursement                                        (138,032)            (202,612)        217,920         (122,724)
                                                           ---------------      ---------------     -----------     ------------
Subtotal                                                           358,771            1,607,676        (143,142)       1,823,305
     Fees paid indirectly                                             (600)             (66,693)              0          (67,293)
                                                           ---------------      ---------------     -----------     ------------
Total Expenses                                                     358,171            1,540,983        (143,142)       1,756,012
                                                           ---------------      ---------------     -----------     ------------

NET INVESTMENT INCOME                                            1,870,647            9,711,582         143,142       11,725,371
                                                           ---------------      ---------------     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net Realized Gain (Loss) From Security Transactions                 (2,881)                   0               0           (2,881)
   (excluding short term securities)
Net Unrealized Appreciation (Depreciation) of Investments                0                    0               0                0
                                                           ---------------      ---------------     -----------     ------------
Net Realized and Unrealized Gain (Loss) on Investments              (2,881)                   0               0           (2,881)
                                                           ---------------      ---------------     -----------     ------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $     1,867,766      $     9,711,582     $   143,142     $ 11,722,490
                                                           ===============      ===============     ===========     ============

See accompanying notes to pro forma financial statements.


PRO FORMA STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1997(Unaudited)

                                                      Sierra                               Pro Forma
                                                  U.S. Government     Composite Money     Adjustments       Pro Forma
                                                     Money Fund         Market Fund         (Note 4)        Combined
                                                  ---------------     ---------------   ---------------  ---------------
INVESTMENT INCOME:
     Interest and Other                                $820,334          $6,747,798                $0       $7,568,132
                                                  ---------------     ---------------   ---------------  ---------------
EXPENSES:
     Management fees                                     60,058             543,906           (60,434)         543,530
     Administration fees                                 45,043                               (45,043)               0
     Transfer Agent fees                                      0             247,317           105,978          353,295
     Distribution fees                                                                                               0
        Class A Shares                                   35,364              11,581           (46,945)               0
        Class B Shares                                    6,705                 614                 0            7,319
        Class S Shares                                    1,976                   0                 0            1,976
     All other expenses                                  44,543             249,286          (117,182)         176,647
     Expense reimbursement                              (60,059)           (113,150)          105,268          (67,941)
                                                  ---------------     ---------------   ---------------  ---------------
Subtotal                                                113,630             939,554           (58,358)       1,014,826
                                                  ---------------     ---------------   ---------------  ---------------
     Fees paid indirectly                                   (26)            (29,327)                0          (29,353)
                                                  ---------------     ---------------   ---------------  ---------------
Total Expenses                                          113,604             910,227           (58,358)         985,473
                                                  ---------------     ---------------   ---------------  ---------------

NET INVESTMENT INCOME                                   686,730           5,837,571            58,358        6,582,659
                                                  ---------------     ---------------   ---------------  ---------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:

Net Realized Gain (Loss) From Security
  Transactions (excluding short term                        732                                     0              732
  securities)                                                                                                        0
Net Unrealized Appreciation (Depreciation)
  of Investments                                              0                                     0                0
                                                  ---------------     ---------------   ---------------  ---------------
Net Realized and Unrealized Gain (Loss)
  on Investments                                            732                   0                 0              732
                                                  ---------------     ---------------   ---------------  ---------------
INCREASE IN NET ASSETS RESULTING FROM
  OPERATION                                            $687,462          $5,837,571           $58,358       $6,583,391
                                                  ===============     ===============   ===============  ===============

See accompanying notes to pro forma financial statements.

COMPOSITE MONEY MARKET FUND (1) and SIERRA U.S. GOVERNMENT MONEY FUND Pro Forma Combined Portfolio of Investments
June 30, 1997
(Unaudited)

PRO FORMA COMBINED
-----------------------------------------------
  COMPOSITE        SIERRA U.S.
    MONEY          GOVERNMENT        PRO FORMA
 MARKET FUND       MONEY FUND         COMBINED
-----------------------------------------------
                PRINCIPAL AMOUNT
-----------------------------------------------
                                                                  SHORT-TERM INVESTMENTS

                                                                BANKERS ACCEPTANCES - 2.03%
$3,000,000                          $3,000,000    Chase Manhattan Bank NA New York,  5.56% due 07/14/1997
 3,000,000                           3,000,000    Chase Manhattan Bank NA  New York,  5.60% due 08/19/1997
                                                  TOTAL BANKERS ACCEPTANCE (cost $5,971,110)

                                                          CERTIFICATES OF DEPOSIT - DOMESTIC - 1.70%
 5,000,000                           5,000,000    Bankers Trust New York Corporation, 5.70% due 07/10/1997
                                                  TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC (cost $5,000,019)

                                                          CERTIFICATES OF DEPOSIT - FOREIGN - 5.78%
 5,000,000                           5,000,000    Australia & New Zealand Bank, 5.70% due 07/07/1997
 5,000,000                           5,000,000    Societe Generale New York Branch, 5.50% due 08/07/1997
 7,000,000                           7,000,000    Westdeutsche Landesbank Girozentrale,  5.52% due 07/07/1997
                                                  TOTAL CERTIFICATES OF DEPOSIT - FOREIGN (cost $17,000,173)

                                                            COMMERCIAL PAPER - DOMESTIC - 44.31%
 5,000,000                           5,000,000    American Express Credit Corporation, 5.54% due 08/04/1997
 5,000,000                           5,000,000    BT Securities Corporation, 5.65% due 07/11/1997
 5,000,000                           5,000,000    Bank of New York Company, Inc., 5.535% due 07/22/1997
 5,000,000                           5,000,000    Bear Stearns Company, Inc., 5.60% due 08/11/1997
 5,000,000                           5,000,000    Bear Stearns Company, Inc., 5.60% due 08/15/1997
 5,000,000                           5,000,000    Beneficial Corporation, 5.61% due 07/01/1997
 2,500,000                           2,500,000    Beneficial Corporation, 5.56% due 07/28/1997
 5,000,000                           5,000,000    Chrysler Financial Corporation, 5.58% due 08/12/1997
 5,000,000                           5,000,000    John Deere Capital Corporation, 5.61% due 07/07/1997
 5,000,000                           5,000,000    Ford Motor Credit Company, 5.60% due 07/08/1997
 4,000,000                           4,000,000    Ford Motor Credit Company, 5.55% due 08/25/1997
 5,000,000                           5,000,000    General Electric Capital Corporation, 5.62% due 07/07/1997
 5,000,000                           5,000,000    General Electric Capital Corporation, 5.63% due 07/07/1997
 3,000,000                           3,000,000    General Motors Acceptance Corporation,  5.59% due 07/03/1997
 4,500,000                           4,500,000    General Motors Acceptance Corporation,  5.44% due 07/14/1997
 4,000,000                           4,000,000    Goldman Sachs Group L.P., 6.15% due 07/01/1997
 5,000,000                           5,000,000    Goldman Sachs Group L.P., 5.60% due 09/03/1997
 3,000,000                           3,000,000    IBM Corporation, 5.56% due 08/05/1997
 5,000,000                           5,000,000    IBM Corporation, 5.55% due 08/25/1997
 4,300,000                           4,300,000    International Lease Finance Corporation, 5.55% due 08/11/1997
 2,600,000                           2,600,000    International Lease Finance Corporation, 5.58% due 09/03/1997
 4,000,000                           4,000,000    Merrill Lynch and Company, 5.58% due 07/16/1997
 5,000,000                           5,000,000    Merrill Lynch and Company, 5.58% due 08/08/1997
 2,000,000                           2,000,000    Merrill Lynch and Company, 5.62% due 08/08/1997
 5,000,000                           5,000,000    Morgan Stanley Group Inc., 5.57% due 07/21/1997
 5,000,000                           5,000,000    Morgan Stanley Group Inc., 5.61% due 08/25/1997
 2,114,000                           2,114,000    Nebraska Higher Education Loan Program, 5.55% due 07/24/1997
 5,000,000                           5,000,000    Oyster Creek Fuel Corporation, 5.55% due 07/09/1997
 5,000,000                           5,000,000    Sears Roebuck Acceptance Corporation, 5.63% due 07/07/1997
 5,000,000                           5,000,000    Sears Roebuck Acceptance Corporation, 5.58% due 07/23/1997
                                                  TOTAL COMMERCIAL PAPER  - DOMESTIC (cost $130,485,093)


                                                            COMMERCIAL PAPER - FOREIGN - 22.23%
 5,000,000                           5,000,000    American Honda Finance Corporation, Inc., 5.57% due 7/21/1997
 2,500,000                           2,500,000    American Honda Finance Corporation, Inc., 5.57% due 7/25/1997
 4,000,000                           4,000,000    BHP Finance (USA) Inc., 5.55% due 07/08/1997
 1,700,000                           1,700,000    BHP Finance (USA) Inc., 5.55% due 07/09/1997
 5,000,000                           5,000,000    Eksportfinans A/S, 5.56% due 07/31/1997
 2,500,000                           2,500,000    Eksportfinans A/S, 5.60% due 08/21/1997

                                                                                 --------------------------------------------------
                                                                                  COMPOSITE         SIERRA U.S.
                                                                                    MONEY           GOVERNMENT        PRO FORMA
                                                                                 MARKET FUND        MONEY FUND         COMBINED
                                                                                 --------------------------------------------------
                                                                                                   MARKET VALUE
                                                                                 --------------------------------------------------
                                   SHORT-TERM INVESTMENTS

                                 BANKERS ACCEPTANCES - 2.03%
Chase Manhattan Bank NA New York,  5.56% due 07/14/1997                             $2,993,977                        $2,993,977
Chase Manhattan Bank NA  New York,  5.60% due 08/19/1997                             2,977,133                         2,977,133
                                                                                 ------------------------------------------------
TOTAL BANKERS ACCEPTANCE (cost $5,971,110)                                           5,971,110            0            5,971,110
                                                                                 ------------------------------------------------

                          CERTIFICATES OF DEPOSIT - DOMESTIC - 1.70%
Bankers Trust New York Corporation, 5.70% due 07/10/1997                             5,000,019                         5,000,019
                                                                                 ------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC (cost $5,000,019)                           5,000,019            0            5,000,019
                                                                                 ------------------------------------------------

                          CERTIFICATES OF DEPOSIT - FOREIGN - 5.78%
Australia & New Zealand Bank, 5.70% due 07/07/1997                                   5,000,005                         5,000,005
Societe Generale New York Branch, 5.50% due 08/07/1997                               5,000,050                         5,000,050
Westdeutsche Landesbank Girozentrale,  5.52% due 07/07/1997                          7,000,118                         7,000,118
                                                                                 ------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - FOREIGN (cost $17,000,173)                          17,000,173            0           17,000,173
                                                                                 ------------------------------------------------

                             COMMERCIAL PAPER - DOMESTIC - 44.31%
American Express Credit Corporation, 5.54% due 08/04/1997                            4,973,839                         4,973,839
BT Securities Corporation, 5.65% due 07/11/1997                                      4,992,153                         4,992,153
Bank of New York Company, Inc., 5.535% due 07/22/1997                                4,983,856                         4,983,856
Bear Stearns Company, Inc., 5.60% due 08/11/1997                                     4,968,111                         4,968,111
Bear Stearns Company, Inc., 5.60% due 08/15/1997                                     4,965,000                         4,965,000
Beneficial Corporation, 5.61% due 07/01/1997                                         5,000,000                         5,000,000
Beneficial Corporation, 5.56% due 07/28/1997                                         2,489,575                         2,489,575
Chrysler Financial Corporation, 5.58% due 08/12/1997                                 4,967,450                         4,967,450
John Deere Capital Corporation, 5.61% due 07/07/1997                                 4,995,325                         4,995,325
Ford Motor Credit Company, 5.60% due 07/08/1997                                      4,994,556                         4,994,556
Ford Motor Credit Company, 5.55% due 08/25/1997                                      3,966,083                         3,966,083
General Electric Capital Corporation, 5.62% due 07/07/1997                           4,995,317                         4,995,317
General Electric Capital Corporation, 5.63% due 07/07/1997                           4,995,308                         4,995,308
General Motors Acceptance Corporation,  5.59% due 07/03/1997                         2,999,068                         2,999,068
General Motors Acceptance Corporation,  5.44% due 07/14/1997                         4,491,160                         4,491,160
Goldman Sachs Group L.P., 6.15% due 07/01/1997                                       4,000,000                         4,000,000
Goldman Sachs Group L.P., 5.60% due 09/03/1997                                       4,950,222                         4,950,222
IBM Corporation, 5.56% due 08/05/1997                                                2,983,783                         2,983,783
IBM Corporation, 5.55% due 08/25/1997                                                4,957,604                         4,957,604
International Lease Finance Corporation, 5.55% due 08/11/1997                        4,272,820                         4,272,820
International Lease Finance Corporation, 5.58% due 09/03/1997                        2,574,208                         2,574,208
Merrill Lynch and Company, 5.58% due 07/16/1997                                      3,990,700                         3,990,700
Merrill Lynch and Company, 5.58% due 08/08/1997                                      4,970,550                         4,970,550
Merrill Lynch and Company, 5.62% due 08/08/1997                                      1,988,136                         1,988,136
Morgan Stanley Group Inc., 5.57% due 07/21/1997                                      4,984,528                         4,984,528
Morgan Stanley Group Inc., 5.61% due 08/25/1997                                      4,957,146                         4,957,146
Nebraska Higher Education Loan Program, 5.55% due 07/24/1997                         2,106,504                         2,106,504
Oyster Creek Fuel Corporation, 5.55% due 07/09/1997                                  4,993,833                         4,993,833
Sears Roebuck Acceptance Corporation, 5.63% due 07/07/1997                           4,995,308                         4,995,308
Sears Roebuck Acceptance Corporation, 5.58% due 07/23/1997                           4,982,950                         4,982,950
                                                                                 ------------------------------------------------
TOTAL COMMERCIAL PAPER  - DOMESTIC (cost $130,485,093)                             130,485,093            0          130,485,093
                                                                                 ------------------------------------------------



                                COMMERCIAL PAPER - FOREIGN - 22.23%
American Honda Finance Corporation, Inc., 5.57% due 7/21/1997                        4,984,528                         4,984,528
American Honda Finance Corporation, Inc., 5.57% due 7/25/1997                        2,490,717                         2,490,717
BHP Finance (USA) Inc., 5.55% due 07/08/1997                                         3,995,683                         3,995,683
BHP Finance (USA) Inc., 5.55% due 07/09/1997                                         1,697,903                         1,697,903
Eksportfinans A/S, 5.56% due 07/31/1997                                              4,976,833                         4,976,833
Eksportfinans A/S, 5.60% due 08/21/1997                                              2,480,167                         2,480,167


COMPOSITE MONEY MARKET FUND (1) and SIERRA U.S. GOVERNMENT MONEY FUND Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(Unaudited)

-----------------------------------------
 COMPOSITE     SIERRA U.S.       PRO
   MONEY       GOVERNMENT       FORMA
MARKET FUND    MONEY FUND      COMBINED
-----------------------------------------
            PRINCIPAL AMOUNT
-----------------------------------------
$6,000,000                     $6,000,000    Hitachi America, Limited, 5.55% due 08/18/1997
 5,000,000                      5,000,000    Hitachi America, Limited, 5.57% due 10/16/1997
 5,000,000                      5,000,000    Pemex Capital, Inc. - Series B, 5.55% due 09/17/1997
 5,000,000                      5,000,000    Rank Xerox Capital  (Europe) PLC, 5.55% due 07/17/1997
 2,000,000                      2,000,000    Sharp Electronics Corporation, 5.60% due 07/03/1997
 5,000,000                      5,000,000    Sharp Electronics Corporation, 5.55% due 08/15/1997
 1,100,000                      1,100,000    Toshiba Capital (Asia) Limited,  5.63% due 08/14/1997
 4,625,000                      4,625,000    Toshiba International Finance (UK) PLC, 5.72% due 08/04/1997
 4,000,000                      4,000,000    Toshiba International Finance (UK) PLC,  5.76% due 08/28/1997
 2,500,000                      2,500,000    Toshiba International Finance (UK) PLC,  5.60% due 10/07/1997
 5,000,000                      5,000,000    Toyota Motor Credit Corporation, 5.54% due 09/16/1997
                                             TOTAL COMMERCIAL PAPER  - FOREIGN  (cost $65,448,856)

                                                                                     CORPORATE NOTES AND BONDS - 8.02%
 5,000,000                      5,000,000    American Express Centurian Bank,  5.6575% due 07/03/1998*
 3,500,000                      3,500,000    Caterpillar Financial Services Corporation, 7.24% due 12/15/1997
 2,000,000                      2,000,000    Dean Witter Discover Company, 5.6375% due 07/16/1997*
 2,000,000                      2,000,000    General Motors Acceptance Corporation, 5.62% due 07/01/1997*
 1,000,000                      1,000,000    General Motors Acceptance Corporation, 6.75% due 07/10/1997
 1,500,000                      1,500,000    General Motors Acceptance Corporation, 5.75% due 10/08/1997
 1,400,000                      1,400,000    Household Finance Corporation, 6.70% due 08/08/1997
 4,200,000                      4,200,000    IBM Corporation, 6.375% due 11/01/1997
 1,000,000                      1,000,000    Tonkin Building Associates LLC, 5.64% due 07/02/1997*
 2,000,000                      2,000,000    Watts Brothers Frozen Foods LLC, 5.64% due 07/02/1997*
                                             TOTAL CORPORATE NOTES AND BONDS  (cost $23,631,384)

                                                                                    FEDERAL AGENCY OBLIGATIONS - 3.90%
 2,500,000                      2,500,000    Federal Farm Credit Bank, 5.4975% due 7/17/1997*
 1,000,000                      1,000,000    Federal Home Loan Bank, 5.528% due 07/19/1997*
 1,000,000                      1,000,000    Federal Home Loan Bank, 5.528% due 07/28/1997*
 4,000,000                      4,000,000    Federal Home Loan Bank, 5.67% due 03/05/1998
 3,000,000                      3,000,000    Federal Home Loan Bank, 5.91% due 03/24/1998
                                             TOTAL FEDERAL AGENCY OBLIGATIONS  (cost $11,498,759)

                                                                                U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.43%
               3,000,000        3,000,000    Federal National Mortgage Association (FNMA), Discount Note, 5.604% due 07/08/1997**
               1,480,000        1,480,000    Federal National Mortgage Association (FNMA), Discount Note, 5.538% due 07/10/1997**
                 900,000          900,000    Federal National Mortgage Association (FNMA), Discount Note, 5.659% due 07/18/1997**
               2,530,000        2,530,000    Federal National Mortgage Association (FNMA), Discount Note, 5.599% due 07/21/1997**
               2,430,000        2,430,000    Federal National Mortgage Association (FNMA), Discount Note, 5.545% due 07/23/1997**
               1,000,000        1,000,000    Federal National Mortgage Association (FNMA), Discount Note, 5.529% due 08/04/1997**
               2,000,000        2,000,000    Federal National Mortgage Association (FNMA), Discount Note, 5.576% due 09/16/1997**
               1,200,000        1,200,000    Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.527% due 07/07/1997**
               3,000,000        3,000,000    Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.604% due 07/09/1997**
                 985,000          985,000    Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.649% due 07/15/1997**
                 325,000          325,000    Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.631% due 07/24/1997**
                 730,000          730,000    Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.558% due 07/25/1997**
                 300,000          300,000    Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.683% due 08/01/1997**
               2,000,000        2,000,000    Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.683% due 08/07/1997**
                 445,000          445,000    Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.638% due 08/15/1997**
                 700,000          700,000    Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.582% due 09/18/1997**
               1,645,000        1,645,000    Federal Farm Credit Bank (FFCB), Discount Note, 5.512% due 07/02/1997**
               1,605,000        1,605,000    Federal Farm Credit Bank (FFCB), Discount Note, 5.538% due 07/02/1997**
               2,000,000        2,000,000    Federal Farm Credit Bank (FFCB), Discount Note, 5.519% due 07/22/1997**
               1,800,000        1,800,000    Federal Farm Credit Bank (FFCB), Discount Note, 5.526% due 07/31/1997**
                 710,000          710,000    Federal Home Loan Bank (FHLB), Discount Note, 5.675% due 07/08/1997**
                                                                                        -------------------------------------------
                                                                                         COMPOSITE        SIERRA U.S.      PRO
                                                                                           MONEY          GOVERNMENT      FORMA
                                                                                        MARKET FUND       MONEY FUND     COMBINED
                                                                                        -------------------------------------------
                                                                                                         MARKET VALUE
                                                                                        -------------------------------------------
Hitachi America, Limited, 5.55% due 08/18/1997                                            $5,955,600                    $5,955,600
Hitachi America, Limited, 5.57% due 10/16/1997                                             4,917,224                     4,917,224
Pemex Capital, Inc. - Series B, 5.55% due 09/17/1997                                       4,939,875                     4,939,875
Rank Xerox Capital  (Europe) PLC, 5.55% due 07/17/1997                                     4,987,667                     4,987,667
Sharp Electronics Corporation, 5.60% due 07/03/1997                                        1,999,378                     1,999,378
Sharp Electronics Corporation, 5.55% due 08/15/1997                                        4,965,313                     4,965,313
Toshiba Capital (Asia) Limited,  5.63% due 08/14/1997                                      1,092,431                     1,092,431
Toshiba International Finance (UK) PLC, 5.72% due 08/04/1997                               4,600,015                     4,600,015
Toshiba International Finance (UK) PLC,  5.76% due 08/28/1997                              3,962,880                     3,962,880
Toshiba International Finance (UK) PLC,  5.60% due 10/07/1997                              2,461,889                     2,461,889
Toyota Motor Credit Corporation, 5.54% due 09/16/1997                                      4,940,753                     4,940,753
                                                                                        -------------------------------------------
TOTAL COMMERCIAL PAPER  - FOREIGN  (cost $65,448,856)                                     65,448,856            0       65,448,856
                                                                                        -------------------------------------------
                                        CORPORATE NOTES AND BONDS - 8.02%
American Express Centurian Bank,  5.6575% due 07/03/1998*                                  5,000,000                     5,000,000
Caterpillar Financial Services Corporation, 7.24% due 12/15/1997                           3,520,155                     3,520,155
Dean Witter Discover Company, 5.6375% due 07/16/1997*                                      2,000,000                     2,000,000
General Motors Acceptance Corporation, 5.62% due 07/01/1997*                               2,000,732                     2,000,732
General Motors Acceptance Corporation, 6.75% due 07/10/1997                                1,000,262                     1,000,262
General Motors Acceptance Corporation, 5.75% due 10/08/1997                                1,498,835                     1,498,835
Household Finance Corporation, 6.70% due 08/08/1997                                        1,401,388                     1,401,388
IBM Corporation, 6.375% due 11/01/1997                                                     4,210,012                     4,210,012
Tonkin Building Associates LLC, 5.64% due 07/02/1997*                                      1,000,000                     1,000,000
Watts Brothers Frozen Foods LLC, 5.64% due 07/02/1997*                                     2,000,000                     2,000,000
                                                                                        -------------------------------------------
TOTAL CORPORATE NOTES AND BONDS  (cost $23,631,384)                                       23,631,384            0       23,631,384
                                                                                        -------------------------------------------
                                        FEDERAL AGENCY OBLIGATIONS - 3.90%
Federal Farm Credit Bank, 5.4975% due 7/17/1997*                                           2,499,185                     2,499,185
Federal Home Loan Bank, 5.528% due 07/19/1997*                                               999,674                       999,674
Federal Home Loan Bank, 5.528% due 07/28/1997*                                               999,900                       999,900
Federal Home Loan Bank, 5.67% due 03/05/1998                                               4,000,000                     4,000,000
Federal Home Loan Bank, 5.91% due 03/24/1998                                               3,000,000                     3,000,000
                                                                                        -------------------------------------------
TOTAL FEDERAL AGENCY OBLIGATIONS  (cost $11,498,759)                                      11,498,759            0       11,498,759
                                                                                        -------------------------------------------

                                   U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.43%
Federal National Mortgage Association (FNMA), Discount Note, 5.604% due 07/08/1997**                    2,996,779        2,996,779
Federal National Mortgage Association (FNMA), Discount Note, 5.538% due 07/10/1997**                    1,477,986        1,477,986
Federal National Mortgage Association (FNMA), Discount Note, 5.659% due 07/18/1997**                      897,658          897,658
Federal National Mortgage Association (FNMA), Discount Note, 5.599% due 07/21/1997**                    2,522,270        2,522,270
Federal National Mortgage Association (FNMA), Discount Note, 5.545% due 07/23/1997**                    2,421,907        2,421,907
Federal National Mortgage Association (FNMA), Discount Note, 5.529% due 08/04/1997**                      994,881          994,881
Federal National Mortgage Association (FNMA), Discount Note, 5.576% due 09/16/1997**                    1,976,772        1,976,772
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.527% due 07/07/1997**                 1,198,914        1,198,914
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.604% due 07/09/1997**                 2,996,320        2,996,320
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.649% due 07/15/1997**                   982,893          982,893
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.631% due 07/24/1997**                   323,854          323,854
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.558% due 07/25/1997**                   727,348          727,348
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.683% due 08/01/1997**                   298,571          298,571
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.683% due 08/07/1997**                 1,988,633        1,988,633
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.638% due 08/15/1997**                   441,941          441,941
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.582% due 09/18/1997**                   691,659          691,659
Federal Farm Credit Bank (FFCB), Discount Note, 5.512% due 07/02/1997**                                 1,644,752        1,644,752
Federal Farm Credit Bank (FFCB), Discount Note, 5.538% due 07/02/1997**                                 1,604,758        1,604,758
Federal Farm Credit Bank (FFCB), Discount Note, 5.519% due 07/22/1997**                                 1,993,677        1,993,677
Federal Farm Credit Bank (FFCB), Discount Note, 5.526% due 07/31/1997**                                 1,791,870        1,791,870
Federal Home Loan Bank (FHLB), Discount Note, 5.675% due 07/08/1997**                                     709,238          709,238

COMPOSITE MONEY MARKET FUND (1) and SIERRA U.S. GOVERNMENT MONEY FUND Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(Unaudited)

-------------------------------------------
 COMPOSITE       SIERRA U.S.
   MONEY         GOVERNMENT      PRO FORMA
MARKET FUND      MONEY FUND       COMBINED
-------------------------------------------
              PRINCIPAL AMOUNT
-------------------------------------------
                     $305,000      $305,000   Federal Home Loan Bank (FHLB), Discount Note, 5.666% due 07/18/1997**
                      375,000       375,000   Federal Home Loan Bank (FHLB), Discount Note, 5.671% due 07/24/1997**
                      295,000       295,000   Federal Home Loan Bank (FHLB), Discount Note, 5.677% due 07/30/1997**
                    2,000,000     2,000,000   Federal Home Loan Bank (FHLB), Floating Rate  Note, 5.623% due 12/04/1997#
                                              TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $33,653,549)

                                                                    REPURCHASE AGREEMENT - .60%
                                              Repurchase agreement with Goldman Sachs and Company, collateralized by a U.S.
                                              Treasury Note, in a joint trading account at 5.75%, dated 06/30/1997, due 07/01/1997
  1,783,000                      $1,783,000   with a maturity value of $1,783,285 (cost $1,783,000)

                                              TOTAL INVESTMENTS (cost $294,471,943)

                                                                                 -----------------------------------------------
                                                                                  COMPOSITE       SIERRA U.S.
                                                                                    MONEY         GOVERNMENT        PRO FORMA
                                                                                 MARKET FUND      MONEY FUND         COMBINED
                                                                                 -----------------------------------------------
                                                                                                 MARKET VALUE
                                                                                 -----------------------------------------------
Federal Home Loan Bank (FHLB), Discount Note, 5.666% due 07/18/1997**                                  $304,205         $304,205
Federal Home Loan Bank (FHLB), Discount Note, 5.671% due 07/24/1997**                                   373,678          373,678
Federal Home Loan Bank (FHLB), Discount Note, 5.677% due 07/30/1997**                                   293,688          293,688
Federal Home Loan Bank (FHLB), Floating Rate Note, 5.623% due 12/04/1997#                             1,999,297        1,999,297
                                                                                 -----------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $33,653,549)                                        0        33,653,549       33,653,549
                                                                                 -----------------------------------------------

                      REPURCHASE AGREEMENT - .60%
Repurchase agreement with Goldman Sachs and Company, collateralized by a U.S.
Treasury Note, in a joint trading account at 5.75%, dated 06/30/1997,
due 07/01/1997 with a maturity value of $1,783,285 (cost $1,783,000)                1,783,000                          1,783,000
                                                                                 -----------------------------------------------

TOTAL INVESTMENTS (cost $294,471,943)                                            $260,818,394       $33,653,549     $294,471,943
                                                                                 ===============================================

* Floating Rate Note. The interest rate, is subject to change periodically, based on a market interest rate index.

** Rate represents annualized yeild at date of purchase

# Variable rate securities payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.

(1) Formerly Composite Cash Management Company Money Market Portfolio.

Composite Money Market Fund and Sierra U.S. Government Money Fund

Notes to Pro Forma Financial Statements (unaudited)



1.   Basis of Combination

     The pro forma combined financial statements reflect the combined financial position of Composite Money Market Fund (formerly Composite Cash Management Company Money Market Portfolio) and Sierra U.S. Government Money Fund at June 30, 1997, and the pro forma combined results of operations for the year ended December 31, 1996 and the six month period ended June 30, 1997 as though the reorganization had occurred on January 1, 1996.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Sierra U.S. Government Money Fund in exchange for shares of Composite Money Market Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.


2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at amortized cost which approximates fair value. Historical cost amounts represent the combined cost basis of the securities.

Composite Money Market Fund and Sierra U.S. Government Money Fund

3.   Pro Forma Statement of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Sierra shares into Composite shares based upon the net asset value of Composite shares at June 30, 1997.


4.   Pro Forma Statements of Operations

     The pro forma statements of operations reflect the following adjustments:

     A. A decrease in management fees to reflect the new fee structure. Fees are based on .40% of average daily net assets.

     B. An elimination of the Sierra administration fees, now incorporated in the management fee structure. Expenses of the Fund will be reimbursed at a rate of .0005% of average daily net assets and have been adjusted accordingly. Shareholder servicing and distribution expenses have been adjusted to reflect the elimination of 12b-1 fees. Other expenses have been adjusted based on an overall estimated expense ratio of .79%.

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1997 (unaudited)



                                                                    Sierra U.S.                          Pro Forma
                                                 Sierra Global      Government     Composite Money      Adjustments    Pro Forma
                                                  Money Fund        Money Fund       Market Fund         (Note 3)      Combined
                                                ---------------    ------------   -----------------    -------------  ------------
ASSETS:
  Investments, at value, (cost $190,219,001,
   $33,653,549, $260,818,394, and $484,690,944)   $190,219,001      $33,653,549       $260,818,394                    $484,690,944
  Cash, receivables, and other assets                2,809,686          677,491          3,787,156                       7,274,333
                                                --------------     ------------   ----------------                    ------------
     Total Assets                                  193,028,687       34,331,040        264,605,550                     491,965,277
                                                --------------     ------------   ----------------                    ------------

LIABILITIES:
  Accrued expenses and other liabilities             1,501,118        1,664,297          8,167,003                      11,332,418
                                                --------------     ------------   ----------------                    ------------

     Total Liabilities                               1,501,118        1,664,297          8,167,003                      11,332,418
                                                --------------     ------------   ----------------                    ------------

     Net Assets                                   $191,527,569      $32,666,743       $256,438,547                    $480,632,859
                                                ==============     ============   ================                    ============

Outstanding Shares
------------------
  Class A                                          104,654,469       30,529,135        256,221,535      (363,127)      391,042,012
                                                ==============     ============   ================                    ============
  Class B                                            1,308,787        1,802,096            217,012         4,938         3,332,833
                                                ==============     ============   ================                    ============
  Class S                                            6,879,685          345,772                 --        29,116         7,254,573
                                                ==============     ============   ================                    ============
  Class I                                           78,668,083            1,045                 --        34,313        79,003,441
                                                ==============     ============   ================                    ============

Net Asset Value
---------------
  Class A                                         $104,301,904      $30,518,573       $256,221,535                    $391,042,012
                                                ==============     ============   ================                    ============
  Class B                                           $1,314,349       $1,801,472           $217,012                      $3,332,833
                                                ==============     ============   ================                    ============
  Class S                                           $6,908,921         $345,652                 --                      $7,254,573
                                                ==============     ============   ================                    ============
  Class I                                          $79,002,395           $1,046                 --                     $79,003,441
                                                ==============     ============   ================                    ============

Net Asset Value
  Per Share
---------------
  Class A                                                $1.00            $1.00              $1.00                           $1.00
                                                ==============     ============   ================                    ============
  Class B                                                $1.00            $1.00              $1.00                           $1.00
                                                ==============     ============   ================                    ============
  Class S                                                $1.00            $1.00                 --                           $1.00
                                                ==============     ============   ================                    ============
  Class I                                                $1.00            $1.00                 --                           $1.00
                                                ==============     ============   ================                    ============

PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 1996(Unaudited)

                                                      Sierra                               Pro Forma
                                 Sierra Global    U.S. Government     Composite Money     Adjustments      Pro Forma
                                  Money Fund         Money Fund         Market Fund         (Note 4)        Combined
                                ---------------   ---------------     ---------------   ---------------  ---------------
INVESTMENT INCOME:
     Interest and Other            $9,296,450        $2,228,818         $11,252,565                $0      $22,777,833
                                ---------------   ---------------     ---------------   ---------------  ---------------
EXPENSES:
     Management fees                  681,261           166,799             916,867          (101,874)       1,663,053
     Administration fees              510,947           125,100                   0          (636,047)               0
     Transfer agent fees                    0                 0             411,078           669,906        1,080,984
     Distribution fees
        Class A Shares                364,959           102,819              20,720          (488,498)               0
        Class B Shares                  5,001             2,317               1,270                 0            8,588
        Class S Shares                174,336             3,403                                     0          177,739
     All other expenses               306,506            96,365             460,353          (114,850)         748,374
     Expense reimbursement           (809,156)         (138,032)           (202,612)          941,918         (207,882)
                                ---------------   ---------------     ---------------   ---------------  ---------------
Subtotal                            1,233,854           358,771           1,607,676           270,555        3,470,856
                                ---------------   ---------------     ---------------   ---------------  ---------------
     Fees paid indirectly              (6,667)             (600)            (66,693)                0          (73,960)
                                ---------------   ---------------     ---------------   ---------------  ---------------
Total Expenses                      1,227,187           358,171           1,540,983           270,555        3,396,896
                                ---------------   ---------------     ---------------   ---------------  ---------------

NET INVESTMENT INCOME               8,069,263         1,870,647           9,711,582          (270,555)      19,380,937
                                ---------------   ---------------     ---------------   ---------------  ---------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net Realized Gain (Loss) From
  Security Transactions                10,818            (2,881)                                    0            7,937
  (excluding short term
  securities)
Net Unrealized Appreciation
  (Depreciation) of Investments             0                 0                                     0                0
                                ---------------   ---------------     ---------------   ---------------  ---------------
Net Realized and Unrealized
  Gain (Loss) on Investments           10,818            (2,881)                  0                 0            7,937
                                ---------------   ---------------     ---------------   ---------------  ---------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS        $8,080,081        $1,867,766          $9,711,582         ($270,555)     $19,388,874
                                ===============   ===============     ===============   ===============  ===============

PRO FORMA STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1997(Unaudited)

                                                      Sierra                              Pro Forma
                                 Sierra Global    U.S. Government     Composite Money    Adjustments       Pro Forma
                                  Money Fund         Money Fund         Market Fund        (Note 4)         Combined
                                ---------------   ---------------     ---------------   ---------------  ---------------
INVESTMENT INCOME:
     Interest and Other            $4,909,540          $820,334          $6,747,798                $0      $12,477,672
                                ---------------   ---------------     ---------------   ---------------  ---------------
EXPENSES:
     Management fees                  351,058            60,058             543,906           (60,434)         894,588
     Administration fees              263,293            45,043                              (308,336)               0
     Transfer Agent fees                    0                 0             247,317           334,165          581,482
     Distribution fees
        Class A Shares                136,340            35,364              11,581          (183,285)               0
        Class B Shares                  5,220             6,705                 614                 0           12,539
        Class S Shares                 34,868             1,976                   0                 0           36,844
     All other expenses               218,633            44,543             249,286          (109,897)         402,565
     Expense reimbursement           (301,660)          (60,059)           (113,150)          363,045         (111,824)
                                ---------------   ---------------     ---------------   ---------------  ---------------
subtotal                              707,752           133,630             939,554            35,258        1,816,194
                                ---------------   ---------------     ---------------   ---------------  ---------------
     Fees paid indirectly              (4,893)              (26)            (29,327)                0          (34,246)
                                ---------------   ---------------     ---------------   ---------------  ---------------
Total Expenses                        702,859           113,604             910,227            35,258        1,781,948
                                ---------------   ---------------     ---------------   ---------------  ---------------

NET INVESTMENT INCOME               4,206,681           686,730           5,837,571           (35,258)      10,695,724
                                ---------------   ---------------     ---------------   ---------------  ---------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:

Net Realized Gain (Loss) From
  Security Transactions                 8,702               732                                     0            9,434
  (excluding short term
  securities)
Net Unrealized Appreciation
  (Depreciation) of Investments             0                 0                                     0                0
                                ---------------   ---------------     ---------------   ---------------  ---------------
Net Realized and Unrealized
  Gain (Loss) on Investments            8,702               732                   0                 0            9,434
                                ---------------   ---------------     ---------------   ---------------  ---------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS        $4,215,383          $687,462          $5,837,571          ($35,258)     $10,705,158
                                ===============   ===============     ===============   ===============  ===============

COMPOSITE MONEY MARKET FUND (1), SIERRA GLOBAL MONEY FUND, and SIERRA U.S. GOVERNMENT FUND
Pro Forma Combined Portfolio of Investments
June 30, 1997
(Unaudited)

----------------------------------------------------
 COMPOSITE      SIERRA      SIERRA U.S.     PRO
    MONEY       GLOBAL      GOVERNMENT     FORMA
MARKET FUND   MONEY FUND    MONEY FUND    COMBINED
----------------------------------------------------
                    PRINCIPAL AMOUNT
----------------------------------------------------
                                                                                               SHORT-TERM INVESTMENTS

                                                                                             BANKERS ACCEPTANCES - 1.23%
$3,000,000                                 3,000,000   Chase Manhattan Bank NA New York, 5.56% due 07/14/1997
 3,000,000                                 3,000,000   Chase Manhattan Bank NA  New York, 5.60% due 08/19/1997
                                                       TOTAL BANKERS ACCEPTANCE (cost $5,971,110)

                                                                                     CERTIFICATES OF DEPOSIT - DOMESTIC - 5.36%
                3,000,000                  3,000,000   Bank of America, 5.57% due 11/07/1997
                3,000,000                  3,000,000   Bank of America, 5.85% due 11/03/1997
                8,000,000                  8,000,000   Bankers Trust Corporation, 5.70% due 07/10/1997
 5,000,000                                 5,000,000   Bankers Trust New York Corporation, 5.70% due 07/10/1997
                7,000,000                  7,000,000   NationsBank Corporation, 5.54% due 07/15/1997
                                                       TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC (cost $25,999,500)

                                                                                     CERTIFICATES OF DEPOSIT - FOREIGN - 17.06%
 5,000,000                                 5,000,000   Australia & New Zealand Bank, 5.70% due 07/07/1997
                5,000,000                  5,000,000   Banque Nationale de Paris, 5.70% due 08/04/1997
                3,000,000                  3,000,000   Barclays Bank Plc, 5.94% due 06/19/1998
                8,000,000                  8,000,000   Dai-Ichi Kangyo Bank Ltd., 5.81% due 07/10/1997**
                2,000,000                  2,000,000   Deutsche Bank, 5.56% due 07/21/1997
                2,000,000                  2,000,000   Deutsche Bank, 5.69% due10/28/1997
                5,000,000                  5,000,000   Deutsche Bank, 5.70% due 02/06/1998
                6,000,000                  6,000,000   Industrial Bank of Japan, 5.67% due 07/11/1997
                2,500,000                  2,500,000   Industrial Bank of Japan, 5.84% due 08/18/1997
                2,000,000                  2,000,000   Rabobank Nederland, 5.99% due 03/24/1998
                9,200,000                  9,200,000   Sanwa Bank Ltd., 5.65% due 07/07/1997
                7,000,000                  7,000,000   Societe Generale, New York, 5.72% due 08/06/1997
                2,000,000                  2,000,000   Societe Generale, New York, 5.84% due 10/06/1997
 5,000,000                                 5,000,000   Societe Generale New York Branch, 5.50% due 08/07/1997
                5,000,000                  5,000,000   Sumitomo Bank Ltd., 5.66% due 07/03/1997
                2,000,000                  2,000,000   Sumitomo Bank Ltd., 5.75% due 08/19/1997
                5,000,000                  5,000,000   Swiss Bank Corporation, 5.98% due 03/19/1998
 7,000,000                                 7,000,000   Westdeutsche Landesbank Girozentrale, 5.52% due 07/07/1997
                                                       TOTAL CERTIFICATES OF DEPOSIT - FOREIGN (cost $82,696,028)

                                                                                        COMMERCIAL PAPER - DOMESTIC - 34.89%
 5,000,000                                 5,000,000   American Express Credit Corporation, 5.54% due 08/04/1997
                5,000,000                  5,000,000   Associates Corporation of North America, 5.635% due 07/15/1997 **
                4,000,000                  4,000,000   Associates Corporation of North America, 5.653% due 07/24/1997 **
                8,000,000                  8,000,000   Banc One Corporation, 5.631% due 07/01/1997 **
                8,000,000                  8,000,000   BBL-North America, Inc., 5.78% due 07/01/1997 **
 5,000,000                                 5,000,000   BT Securities Corporation, 5.65% due 07/11/1997
 5,000,000                                 5,000,000   Bank of New York Company, Inc., 5.535% due 07/22/1997
 5,000,000                                 5,000,000   Bear Stearns Company, Inc., 5.60% due 08/11/1997
 5,000,000                                 5,000,000   Bear Stearns Company, Inc., 5.60% due 08/15/1997
 5,000,000                                 5,000,000   Beneficial Corporation, 5.61% due 07/01/1997
 2,500,000                                 2,500,000   Beneficial Corporation, 5.56% due 07/28/1997
 5,000,000                                 5,000,000   Chrysler Financial Corporation, 5.58% due 08/12/1997
 5,000,000                                 5,000,000   John Deere Capital Corporation, 5.61% due 07/07/1997
 5,000,000                                 5,000,000   Ford Motor Credit Company, 5.60% due 07/08/1997
 4,000,000                                 4,000,000   Ford Motor Credit Company, 5.55% due 08/25/1997
                9,000,000                  9,000,000   Ford Motor Credit Company, 5.884% due 12/02/1997 **
 5,000,000                                 5,000,000   General Electric Capital Corporation, 5.62% due 07/07/1997
 5,000,000                                 5,000,000   General Electric Capital Corporation, 5.63% due 07/07/1997
                3,000,000                  3,000,000   General Electric Capital Corporation, 6.00% due 01/23/1998 **

                                                                             ------------------------------------------------------
                                                                              COMPOSITE       SIERRA      SIERRA U.S.       PRO
                                                                                MONEY         GLOBAL      GOVERNMENT       FORMA
                                                                             MARKET FUND    MONEY FUND    MONEY FUND      COMBINED
                                                                             ------------------------------------------------------
                                                                                                 MARKET VALUE
                                                                             ------------------------------------------------------
                                         SHORT-TERM INVESTMENTS

                                      BANKERS ACCEPTANCES - 1.23%
Chase Manhattan Bank NA New York, 5.56% due 07/14/1997                       $2,993,977                                 $2,993,977
Chase Manhattan Bank NA  New York, 5.60% due 08/19/1997                       2,977,133                                  2,977,133
                                                                             ------------------------------------------------------
TOTAL BANKERS ACCEPTANCE (cost $5,971,110)                                    5,971,110             0             0      5,971,110
                                                                             ------------------------------------------------------

                               CERTIFICATES OF DEPOSIT - DOMESTIC - 5.36%
Bank of America, 5.57% due 11/07/1997                                                       2,999,481                    2,999,481
Bank of America, 5.85% due 11/03/1997                                                       3,000,000                    3,000,000
Bankers Trust Corporation, 5.70% due 07/10/1997                                             8,000,000                    8,000,000
Bankers Trust New York Corporation, 5.70% due 07/10/1997                      5,000,019                                  5,000,019
NationsBank Corporation, 5.54% due 07/15/1997                                               7,000,000                    7,000,000
                                                                             ------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC (cost $25,999,500)                   5,000,019    20,999,481             0     25,999,500
                                                                             ------------------------------------------------------

                               CERTIFICATES OF DEPOSIT - FOREIGN - 17.06%
Australia & New Zealand Bank, 5.70% due 07/07/1997                            5,000,005                                  5,000,005
Banque Nationale de Paris, 5.70% due 08/04/1997                                             5,000,000                    5,000,000
Barclays Bank Plc, 5.94% due 06/19/1998                                                     2,998,725                    2,998,725
Dai-Ichi Kangyo Bank Ltd., 5.81% due 07/10/1997**                                           8,000,019                    8,000,019
Deutsche Bank, 5.56% due 07/21/1997                                                         2,000,011                    2,000,011
Deutsche Bank, 5.69% due10/28/1997                                                          1,999,688                    1,999,688
Deutsche Bank, 5.70% due 02/06/1998                                                         4,998,845                    4,998,845
Industrial Bank of Japan, 5.67% due 07/11/1997                                              6,000,017                    6,000,017
Industrial Bank of Japan, 5.84% due 08/18/1997                                              2,500,033                    2,500,033
Rabobank Nederland, 5.99% due 03/24/1998                                                    1,999,304                    1,999,304
Sanwa Bank Ltd., 5.65% due 07/07/1997                                                       9,199,969                    9,199,969
Societe Generale, New York, 5.72% due 08/06/1997                                            7,000,069                    7,000,069
Societe Generale, New York, 5.84% due 10/06/1997                                            1,999,847                    1,999,847
Societe Generale New York Branch, 5.50% due 08/07/1997                        5,000,050                                  5,000,050
Sumitomo Bank Ltd., 5.66% due 07/03/1997                                                    5,000,011                    5,000,011
Sumitomo Bank Ltd., 5.75% due 08/19/1997                                                    2,000,000                    2,000,000
Swiss Bank Corporation, 5.98% due 03/19/1998                                                4,999,317                    4,999,317
Westdeutsche Landesbank Girozentrale, 5.52% due 07/07/1997                    7,000,118                                  7,000,118
                                                                             ------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - FOREIGN (cost $82,696,028)                   17,000,173    65,695,855             0     82,696,028
                                                                             ------------------------------------------------------

                                  COMMERCIAL PAPER - DOMESTIC - 34.89%
American Express Credit Corporation, 5.54% due 08/04/1997                     4,973,839                                  4,973,839
Associates Corporation of North America, 5.635% due 07/15/1997 **                           4,989,247                    4,989,247
Associates Corporation of North America, 5.653% due 07/24/1997 **                           3,985,817                    3,985,817
Banc One Corporation, 5.631% due 07/01/1997 **                                              8,000,000                    8,000,000
BBL-North America, Inc., 5.78% due 07/01/1997 **                                            8,000,000                    8,000,000
BT Securities Corporation, 5.65% due 07/11/1997                               4,992,153                                  4,992,153
Bank of New York Company, Inc., 5.535% due 07/22/1997                         4,983,856                                  4,983,856
Bear Stearns Company, Inc., 5.60% due 08/11/1997                              4,968,111                                  4,968,111
Bear Stearns Company, Inc., 5.60% due 08/15/1997                              4,965,000                                  4,965,000
Beneficial Corporation, 5.61% due 07/01/1997                                  5,000,000                                  5,000,000
Beneficial Corporation, 5.56% due 07/28/1997                                  2,489,575                                  2,489,575
Chrysler Financial Corporation, 5.58% due 08/12/1997                          4,967,450                                  4,967,450
John Deere Capital Corporation, 5.61% due 07/07/1997                          4,995,325                                  4,995,325
Ford Motor Credit Company, 5.60% due 07/08/1997                               4,994,556                                  4,994,556
Ford Motor Credit Company, 5.55% due 08/25/1997                               3,966,083                                  3,966,083
Ford Motor Credit Company, 5.884% due 12/02/1997 **                                         8,782,860                    8,782,860
General Electric Capital Corporation, 5.62% due 07/07/1997                    4,995,317                                  4,995,317
General Electric Capital Corporation, 5.63% due 07/07/1997                    4,995,308                                  4,995,308
General Electric Capital Corporation, 6.00% due 01/23/1998 **                               2,902,150                    2,902,150

COMPOSITE MONEY MARKET FUND (1), SIERRA GLOBAL MONEY FUND, and SIERRA U.S. GOVERNMENT FUND
Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(Unaudited)


-----------------------------------------------------------
 COMPOSITE         SIERRA      SIERRA U.S.       PRO
    MONEY          GLOBAL      GOVERNMENT       FORMA
MARKET FUND      MONEY FUND    MONEY FUND      COMBINED
-----------------------------------------------------------
                      PRINCIPAL AMOUNT
-----------------------------------------------------------
 $3,000,000                                      $3,000,000   General Motors Acceptance Corporation, 5.59% due 07/03/1997
  4,500,000                                       4,500,000   General Motors Acceptance Corporation, 5.44% due 07/14/1997
  4,000,000                                       4,000,000   Goldman Sachs Group L.P., 6.15% due 07/01/1997
  5,000,000                                       5,000,000   Goldman Sachs Group L.P., 5.60% due 09/03/1997
  3,000,000                                       3,000,000   IBM Corporation, 5.56% due 08/05/1997
  5,000,000                                       5,000,000   IBM Corporation, 5.55% due 08/25/1997
  4,300,000                                       4,300,000   International Lease Finance Corporation, 5.55% due 08/11/1997
  2,600,000                                       2,600,000   International Lease Finance Corporation, 5.58% due 09/03/1997
                 1,979,000                        1,979,000   Koch Industries, 6.165% due 07/01/1997**
  4,000,000                                       4,000,000   Merrill Lynch and Company, 5.58% due 07/16/1997
  5,000,000                                       5,000,000   Merrill Lynch and Company, 5.58% due 08/08/1997
  2,000,000                                       2,000,000   Merrill Lynch and Company, 5.62% due 08/08/1997
  5,000,000                                       5,000,000   Morgan Stanley Group Inc., 5.57% due 07/21/1997
  5,000,000                                       5,000,000   Morgan Stanley Group Inc., 5.61% due 08/25/1997
  2,114,000                                       2,114,000   Nebraska Higher Education Loan Program, 5.55% due 07/24/1997
  5,000,000                                       5,000,000   Oyster Creek Fuel Corporation, 5.55% due 07/09/1997
  5,000,000                                       5,000,000   Sears Roebuck Acceptance Corporation, 5.63% due 07/07/1997
  5,000,000                                       5,000,000   Sears Roebuck Acceptance Corporation, 5.58% due 07/23/1997
                                                              TOTAL COMMERCIAL PAPER - DOMESTIC (cost $169,124,167)


                                                                                      COMMERCIAL PAPER - FOREIGN - 20.08%
                 3,000,000                        3,000,000   Abbey National North America Corporation, 5.771% due 08/01/1997**
                 2,000,000                        2,000,000   Abbey National North America Corporation, 5.522% due 08/11/1997**
                 5,000,000                        5,000,000   ABN Amro Bank, N.V., 5.776% due 08/19/1997**
  5,000,000                                       5,000,000   American Honda Finance Corporation, Inc., 5.57% due 7/21/1997
  2,500,000                                       2,500,000   American Honda Finance Corporation, Inc., 5.57% due 7/25/1997
                 5,000,000                        5,000,000   Barclays U.S. Funding Corporation, 5.825% due 08/22/1997**
  4,000,000                                       4,000,000   BHP Finance (USA) Inc., 5.55% due 07/08/1997
  1,700,000                                       1,700,000   BHP Finance (USA) Inc., 5.55% due 07/09/1997
                 8,000,000                        8,000,000   Den Danske Corporation, 5.789% due 07/02/1997**
  5,000,000                                       5,000,000   Eksportfinans A/S, 5.56% due 07/31/1997
  2,500,000                                       2,500,000   Eksportfinans A/S, 5.60% due 08/21/1997
  6,000,000                                       6,000,000   Hitachi America, Limited, 5.55% due 08/18/1997
  5,000,000                                       5,000,000   Hitachi America, Limited, 5.57% due 10/16/1997
  5,000,000                                       5,000,000   Pemex Capital, Inc. - Series B, 5.55% due 09/17/1997
  5,000,000                                       5,000,000   Rank Xerox Capital (Europe) PLC, 5.55% due 07/17/1997
  2,000,000                                       2,000,000   Sharp Electronics Corporation, 5.60% due 07/03/1997
  5,000,000                                       5,000,000   Sharp Electronics Corporation, 5.55% due 08/15/1997
  1,100,000                                       1,100,000   Toshiba Capital (Asia) Limited, 5.63% due 08/14/1997
  4,625,000                                       4,625,000   Toshiba International Finance (UK) PLC, 5.72% due 08/04/1997
  4,000,000                                       4,000,000   Toshiba International Finance (UK) PLC, 5.76% due 08/28/1997
  2,500,000                                       2,500,000   Toshiba International Finance (UK) PLC, 5.60% due 10/07/1997
  5,000,000                                       5,000,000   Toyota Motor Credit Corporation, 5.54% due 09/16/1997
                 9,000,000                        9,000,000   UBS Finance, Inc., 6.135% due 07/01/1997**
                                                              TOTAL COMMERCIAL PAPER - FOREIGN  (cost $97,341,950)

                                                                                   CORPORATE NOTES AND BONDS - 4.87%
  5,000,000                                       5,000,000   American Express Centurian Bank, 5.6575% due 07/03/1998*
  3,500,000                                       3,500,000   Caterpillar Financial Services Corporation, 7.24% due 12/15/1997
  2,000,000                                       2,000,000   Dean Witter Discover Company, 5.6375% due 07/16/1997*
  2,000,000                                       2,000,000   General Motors Acceptance Corporation, 5.62% due 07/01/1997*
  1,000,000                                       1,000,000   General Motors Acceptance Corporation, 6.75% due 07/10/1997
  1,500,000                                       1,500,000   General Motors Acceptance Corporation, 5.75% due 10/08/1997
  1,400,000                                       1,400,000   Household Finance Corporation, 6.70% due 08/08/1997


                                                                      --------------------------------------------------------
                                                                       COMPOSITE       SIERRA     SIERRA U.S.         PRO
                                                                          MONEY        GLOBAL     GOVERNMENT         FORMA
                                                                      MARKET FUND    MONEY FUND   MONEY FUND        COMBINED
                                                                      --------------------------------------------------------
                                                                                            MARKET VALUE
                                                                      --------------------------------------------------------
General Motors Acceptance Corporation,  5.59% due 07/03/1997            $2,999,068                                 $2,999,068
General Motors Acceptance Corporation,  5.44% due 07/14/1997             4,491,160                                  4,491,160
Goldman Sachs Group L.P., 6.15% due 07/01/1997                           4,000,000                                  4,000,000
Goldman Sachs Group L.P., 5.60% due 09/03/1997                           4,950,222                                  4,950,222
IBM Corporation, 5.56% due 08/05/1997                                    2,983,783                                  2,983,783
IBM Corporation, 5.55% due 08/25/1997                                    4,957,604                                  4,957,604
International Lease Finance Corporation, 5.55% due 08/11/1997            4,272,820                                  4,272,820
International Lease Finance Corporation, 5.58% due 09/03/1997            2,574,208                                  2,574,208
Koch Industries, 6.165% due 07/01/1997**                                              1,979,000                     1,979,000
Merrill Lynch and Company, 5.58% due 07/16/1997                          3,990,700                                  3,990,700
Merrill Lynch and Company, 5.58% due 08/08/1997                          4,970,550                                  4,970,550
Merrill Lynch and Company, 5.62% due 08/08/1997                          1,988,136                                  1,988,136
Morgan Stanley Group Inc., 5.57% due 07/21/1997                          4,984,528                                  4,984,528
Morgan Stanley Group Inc., 5.61% due 08/25/1997                          4,957,146                                  4,957,146
Nebraska Higher Education Loan Program, 5.55% due 07/24/1997             2,106,504                                  2,106,504
Oyster Creek Fuel Corporation, 5.55% due 07/09/1997                      4,993,833                                  4,993,833
Sears Roebuck Acceptance Corporation, 5.63% due 07/07/1997               4,995,308                                  4,995,308
Sears Roebuck Acceptance Corporation, 5.58% due 07/23/1997               4,982,950                                  4,982,950
                                                                      --------------------------------------------------------
TOTAL COMMERCIAL PAPER - DOMESTIC (cost $169,124,167)                  130,485,093   38,639,074           0       169,124,167
                                                                      --------------------------------------------------------


                         COMMERCIAL PAPER - FOREIGN - 20.08%
Abbey National North America Corporation, 5.771% due 08/01/1997**                     2,985,508                     2,985,508
Abbey National North America Corporation, 5.522% due 08/11/1997**                     1,987,928                     1,987,928
ABN Amro Bank, N.V., 5.776% due 08/19/1997**                                          4,961,787                     4,961,787
American Honda Finance Corporation, Inc., 5.57% due 7/21/1997            4,984,528                                  4,984,528
American Honda Finance Corporation, Inc., 5.57% due 7/25/1997            2,490,717                                  2,490,717
Barclays U.S. Funding Corporation, 5.825% due 08/22/1997**                            4,959,122                     4,959,122
BHP Finance (USA) Inc., 5.55% due 07/08/1997                             3,995,683                                  3,995,683
BHP Finance (USA) Inc., 5.55% due 07/09/1997                             1,697,903                                  1,697,903
Den Danske Corporation, 5.789% due 07/02/1997**                                       7,998,749                     7,998,749
Eksportfinans A/S, 5.56% due 07/31/1997                                  4,976,833                                  4,976,833
Eksportfinans A/S, 5.60% due 08/21/1997                                  2,480,167                                  2,480,167
Hitachi America, Limited, 5.55% due 08/18/1997                           5,955,600                                  5,955,600
Hitachi America, Limited, 5.57% due 10/16/1997                           4,917,224                                  4,917,224
Pemex Capital, Inc. - Series B, 5.55% due 09/17/1997                     4,939,875                                  4,939,875
Rank Xerox Capital (Europe) PLC, 5.55% due 07/17/1997                    4,987,667                                  4,987,667
Sharp Electronics Corporation, 5.60% due 07/03/1997                      1,999,378                                  1,999,378
Sharp Electronics Corporation, 5.55% due 08/15/1997                      4,965,313                                  4,965,313
Toshiba Capital (Asia) Limited, 5.63% due 08/14/1997                     1,092,431                                  1,092,431
Toshiba International Finance (UK) PLC, 5.72% due 08/04/1997             4,600,015                                  4,600,015
Toshiba International Finance (UK) PLC, 5.76% due 08/28/1997             3,962,880                                  3,962,880
Toshiba International Finance (UK) PLC, 5.60% due 10/07/1997             2,461,889                                  2,461,889
Toyota Motor Credit Corporation, 5.54% due 09/16/1997                    4,940,753                                  4,940,753
UBS Finance, Inc., 6.135% due 07/01/1997**                                            9,000,000                     9,000,000
                                                                      --------------------------------------------------------
TOTAL COMMERCIAL PAPER - FOREIGN (cost $97,341,950)                     65,448,856   31,893,094           0        97,341,950
                                                                      --------------------------------------------------------

                          CORPORATE NOTES AND BONDS - 4.87%
American Express Centurian Bank, 5.6575% due 07/03/1998*                 5,000,000                                  5,000,000
Caterpillar Financial Services Corporation, 7.24% due 12/15/1997         3,520,155                                  3,520,155
Dean Witter Discover Company, 5.6375% due 07/16/1997*                    2,000,000                                  2,000,000
General Motors Acceptance Corporation, 5.62% due 07/01/1997*             2,000,732                                  2,000,732
General Motors Acceptance Corporation, 6.75% due 07/10/1997              1,000,262                                  1,000,262
General Motors Acceptance Corporation, 5.75% due 10/08/1997              1,498,835                                  1,498,835
Household Finance Corporation, 6.70% due 08/08/1997                      1,401,388                                  1,401,388


COMPOSITE MONEY MARKET FUND (1), SIERRA GLOBAL MONEY FUND, and SIERRA U.S. GOVERNMENT FUND
Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(Unaudited)

----------------------------------------------------
 COMPOSITE       SIERRA      SIERRA U.S.     PRO
    MONEY        GLOBAL      GOVERNMENT     FORMA
MARKET FUND    MONEY FUND    MONEY FUND    COMBINED
----------------------------------------------------
                PRINCIPAL AMOUNT
----------------------------------------------------
$4,200,000                                $4,200,000   IBM Corporation, 6.375% due 11/01/1997
 1,000,000                                 1,000,000   Tonkin Building Associates LLC, 5.64% due 07/02/1997*
 2,000,000                                 2,000,000   Watts Brothers Frozen Foods LLC, 5.64% due 07/02/1997*
                                                       TOTAL CORPORATE NOTES AND BONDS (cost $23,631,384)

                                                                                FEDERAL AGENCY OBLIGATIONS - 2.37%
 2,500,000                                 2,500,000   Federal Farm Credit Bank, 5.4975% due 7/17/1997*
 1,000,000                                 1,000,000   Federal Home Loan Bank, 5.528% due 07/19/1997*
 1,000,000                                 1,000,000   Federal Home Loan Bank, 5.528% due 07/28/1997*
 4,000,000                                 4,000,000   Federal Home Loan Bank, 5.67% due 03/05/1998
 3,000,000                                 3,000,000   Federal Home Loan Bank, 5.91% due 03/24/1998
                                                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $11,498,759)

                                                                                     MEDIUM-TERM NOTES- 6.80%
              3,000,000                    3,000,000   Abbey National Treasury Services, 5.64% due 11/03/1997
              9,000,000                    9,000,000   Bayerische Landesbank, 5.558% due 06/26/1998 #
              5,000,000                    5,000,000   CoreStates Bank, 5.648% due 03/16/1998 #
              5,000,000                    5,000,000   John Deere Capital, 5.85% due 07/03/1997
              6,000,000                    6,000,000   Korea Development Bank, 5.843% due 06/16/1998 #
              5,000,000                    5,000,000   Society National Bank, 5.58% due 07/08/1997 #
                                                       TOTAL MEDIUM-TERM NOTES (cost $32,991,497)


                                                                            U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.94%
                            3,000,000      3,000,000   Federal National Mortgage Association (FNMA), Discount Note, 5.604%
                                                         due 07/08/1997**
                            1,480,000      1,480,000   Federal National Mortgage Association (FNMA), Discount Note, 5.538%
                                                         due 07/10/1997**
                              900,000        900,000   Federal National Mortgage Association (FNMA), Discount Note, 5.659%
                                                         due 07/18/1997**
                            2,530,000      2,530,000   Federal National Mortgage Association (FNMA), Discount Note, 5.599%
                                                         due 07/21/1997**
                            2,430,000      2,430,000   Federal National Mortgage Association (FNMA), Discount Note, 5.545%
                                                         due 07/23/1997**
                            1,000,000      1,000,000   Federal National Mortgage Association (FNMA), Discount Note, 5.529%
                                                         due 08/04/1997**
                            2,000,000      2,000,000   Federal National Mortgage Association (FNMA), Discount Note, 5.576%
                                                         due 09/16/1997**
                            1,200,000      1,200,000   Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.527%
                                                         due 07/07/1997**
                            3,000,000      3,000,000   Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.604%
                                                         due 07/09/1997**
                              985,000        985,000   Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.649%
                                                         due 07/15/1997**
                              325,000        325,000   Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.631%
                                                         due 07/24/1997**
                              730,000        730,000   Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.558%
                                                         due 07/25/1997**
                              300,000        300,000   Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.683%
                                                         due 08/01/1997**
                            2,000,000      2,000,000   Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.683%
                                                         due 08/07/1997**
                              445,000        445,000   Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.638%
                                                         due 08/15/1997**
                              700,000        700,000   Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.582%
                                                         due 09/18/1997**
                            1,645,000      1,645,000   Federal Farm Credit Bank (FFCB), Discount Note, 5.512% due 07/02/1997**
                            1,605,000      1,605,000   Federal Farm Credit Bank (FFCB), Discount Note, 5.538% due 07/02/1997**
                            2,000,000      2,000,000   Federal Farm Credit Bank (FFCB), Discount Note, 5.519% due 07/22/1997**
                            1,800,000      1,800,000   Federal Farm Credit Bank (FFCB), Discount Note, 5.526% due 07/31/1997**
                              710,000        710,000   Federal Home Loan Bank (FHLB), Discount Note, 5.675% due 07/08/1997**
                              305,000        305,000   Federal Home Loan Bank (FHLB), Discount Note, 5.666% due 07/18/1997**
                              375,000        375,000   Federal Home Loan Bank (FHLB), Discount Note, 5.671% due 07/24/1997**
                              295,000        295,000   Federal Home Loan Bank (FHLB), Discount Note, 5.677% due 07/30/1997**
                            2,000,000      2,000,000   Federal Home Loan Bank (FHLB), Floating Rate  Note, 5.623% due 12/04/1997#
                                                       TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $33,653,549)

                                                                                        -------------------------------------------
                                                                                         COMPOSITE       SIERRA      SIERRA U.S.
                                                                                            MONEY        GLOBAL      GOVERNMENT
                                                                                        MARKET FUND    MONEY FUND    MONEY FUND
                                                                                        -------------------------------------------
                                                                                                         MARKET VALUE
                                                                                         ------------------------------------------
IBM Corporation, 6.375% due 11/01/1997                                                    $4,210,012
Tonkin Building Associates LLC, 5.64% due 07/02/1997*                                      1,000,000
Watts Brothers Frozen Foods LLC, 5.64% due 07/02/1997*                                     2,000,000
                                                                                         ------------------------------------------
TOTAL CORPORATE NOTES AND BONDS (cost $23,631,384)                                        23,631,384             0                0
                                                                                         ------------------------------------------

                         FEDERAL AGENCY OBLIGATIONS - 2.37%
Federal Farm Credit Bank, 5.4975% due 7/17/1997*                                           2,499,185
Federal Home Loan Bank, 5.528% due 07/19/1997*                                               999,674
Federal Home Loan Bank, 5.528% due 07/28/1997*                                               999,900
Federal Home Loan Bank, 5.67% due 03/05/1998                                               4,000,000
Federal Home Loan Bank, 5.91% due 03/24/1998                                               3,000,000
                                                                                         ------------------------------------------
TOTAL FEDERAL AGENCY OBLIGATIONS (cost $11,498,759)                                       11,498,759             0                0
                                                                                         ------------------------------------------

                               MEDIUM-TERM NOTES- 6.80%
Abbey National Treasury Services, 5.64% due 11/03/1997                                                   2,999,602
Bayerische Landesbank, 5.558% due 06/26/1998 #                                                           8,993,095
CoreStates Bank, 5.648% due 03/16/1998 #                                                                 5,000,000
John Deere Capital, 5.85% due 07/03/1997                                                                 4,999,981
Korea Development Bank, 5.843% due 06/16/1998 #                                                          5,998,884
Society National Bank, 5.58% due 07/08/1997 #                                                            4,999,935
                                                                                         ------------------------------------------
TOTAL MEDIUM-TERM NOTES (cost $32,991,497)                                                         0    32,991,497                0
                                                                                         ------------------------------------------


                     U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.94%
Federal National Mortgage Association (FNMA), Discount Note, 5.604% due 07/08/1997**                                      2,996,779
Federal National Mortgage Association (FNMA), Discount Note, 5.538% due 07/10/1997**                                      1,477,986
Federal National Mortgage Association (FNMA), Discount Note, 5.659% due 07/18/1997**                                        897,658
Federal National Mortgage Association (FNMA), Discount Note, 5.599% due 07/21/1997**                                      2,522,270
Federal National Mortgage Association (FNMA), Discount Note, 5.545% due 07/23/1997**                                      2,421,907
Federal National Mortgage Association (FNMA), Discount Note, 5.529% due 08/04/1997**                                        994,881
Federal National Mortgage Association (FNMA), Discount Note, 5.576% due 09/16/1997**                                      1,976,772
Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.527% due 07/07/1997**                                    1,198,914
Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.604% due 07/09/1997**                                    2,996,320
Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.649% due 07/15/1997**                                      982,893
Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.631% due 07/24/1997**                                      323,854
Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.558% due 07/25/1997**                                      727,348
Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.683% due 08/01/1997**                                      298,571
Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.683% due 08/07/1997**                                    1,988,633
Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.638% due 08/15/1997**                                      441,941
Federal Home Loan Mortgage Corporation (FHLMC), Discount Note, 5.582% due 09/18/1997**                                      691,659
Federal Farm Credit Bank (FFCB), Discount Note, 5.512% due 07/02/1997**                                                   1,644,752
Federal Farm Credit Bank (FFCB), Discount Note, 5.538% due 07/02/1997**                                                   1,604,758
Federal Farm Credit Bank (FFCB), Discount Note, 5.519% due 07/22/1997**                                                   1,993,677
Federal Farm Credit Bank (FFCB), Discount Note, 5.526% due 07/31/1997**                                                   1,791,870
Federal Home Loan Bank (FHLB), Discount Note, 5.675% due 07/08/1997**                                                       709,238
Federal Home Loan Bank (FHLB), Discount Note, 5.666% due 07/18/1997**                                                       304,205
Federal Home Loan Bank (FHLB), Discount Note, 5.671% due 07/24/1997**                                                       373,678
Federal Home Loan Bank (FHLB), Discount Note, 5.677% due 07/30/1997**                                                       293,688
Federal Home Loan Bank (FHLB), Floating Rate  Note, 5.623% due 12/04/1997#                                                1,999,297
                                                                                         ------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $33,653,549)                                               0             0       33,653,549
                                                                                         ------------------------------------------

                                                                                         ----------------
                                                                                              PRO FORMA
                                                                                              COMBINED
                                                                                         ----------------
                                                                                            MARKET VALUE
                                                                                         ----------------
IBM Corporation, 6.375% due 11/01/1997                                                        $4,210,012
Tonkin Building Associates LLC, 5.64% due 07/02/1997*                                          1,000,000
Watts Brothers Frozen Foods LLC, 5.64% due 07/02/1997*                                         2,000,000
                                                                                         ----------------
TOTAL CORPORATE NOTES AND BONDS  (cost $23,631,384)                                           23,631,384
                                                                                         ----------------

                         FEDERAL AGENCY OBLIGATIONS - 2.37%
Federal Farm Credit Bank, 5.4975% due 7/17/1997*                                               2,499,185
Federal Home Loan Bank, 5.528% due 07/19/1997*                                                   999,674
Federal Home Loan Bank, 5.528% due 07/28/1997*                                                   999,900
Federal Home Loan Bank, 5.67% due 03/05/1998                                                   4,000,000
Federal Home Loan Bank, 5.91% due 03/24/1998                                                   3,000,000
                                                                                         ----------------
TOTAL FEDERAL AGENCY OBLIGATIONS  (cost $11,498,759)                                          11,498,759
                                                                                         ----------------

                               MEDIUM-TERM NOTES- 6.80%
Abbey National Treasury Services, 5.64% due 11/03/1997                                         2,999,602
Bayerische Landesbank, 5.558% due 06/26/1998 #                                                 8,993,095
CoreStates Bank, 5.648% due 03/16/1998 #                                                       5,000,000
John Deere Capital, 5.85% due 07/03/1997                                                       4,999,981
Korea Development Bank, 5.843% due 06/16/1998 #                                                5,998,884
Society National Bank, 5.58% due 07/08/1997 #                                                  4,999,935
                                                                                         ----------------
TOTAL MEDIUM-TERM NOTES (cost $32,991,497)                                                    32,991,497
                                                                                         ----------------


                     U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.94%
Federal National Mortgage Association (FNMA), Discount Note, 5.604% due 07/08/1997**           2,996,779
Federal National Mortgage Association (FNMA), Discount Note, 5.538% due 07/10/1997**           1,477,986
Federal National Mortgage Association (FNMA), Discount Note, 5.659% due 07/18/1997**             897,658
Federal National Mortgage Association (FNMA), Discount Note, 5.599% due 07/21/1997**           2,522,270
Federal National Mortgage Association (FNMA), Discount Note, 5.545% due 07/23/1997**           2,421,907
Federal National Mortgage Association (FNMA), Discount Note, 5.529% due 08/04/1997**             994,881
Federal National Mortgage Association (FNMA), Discount Note, 5.576% due 09/16/1997**           1,976,772
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.527% due 07/07/1997**        1,198,914
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.604% due 07/09/1997**        2,996,320
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.649% due 07/15/1997**          982,893
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.631% due 07/24/1997**          323,854
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.558% due 07/25/1997**          727,348
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.683% due 08/01/1997**          298,571
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.683% due 08/07/1997**        1,988,633
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.638% due 08/15/1997**          441,941
Federal Home Loan  Mortgage Corporation (FHLMC), Discount Note, 5.582% due 09/18/1997**          691,659
Federal Farm Credit Bank (FFCB), Discount Note, 5.512% due 07/02/1997**                        1,644,752
Federal Farm Credit Bank (FFCB), Discount Note, 5.538% due 07/02/1997**                        1,604,758
Federal Farm Credit Bank (FFCB), Discount Note, 5.519% due 07/22/1997**                        1,993,677
Federal Farm Credit Bank (FFCB), Discount Note, 5.526% due 07/31/1997**                        1,791,870
Federal Home Loan Bank (FHLB), Discount Note, 5.675% due 07/08/1997**                            709,238
Federal Home Loan Bank (FHLB), Discount Note, 5.666% due 07/18/1997**                            304,205
Federal Home Loan Bank (FHLB), Discount Note, 5.671% due 07/24/1997**                            373,678
Federal Home Loan Bank (FHLB), Discount Note, 5.677% due 07/30/1997**                            293,688
Federal Home Loan Bank (FHLB), Floating Rate  Note, 5.623% due 12/04/1997#                     1,999,297
                                                                                         ----------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $33,653,549)                                          33,653,549
                                                                                         ----------------


COMPOSITE MONEY MARKET FUND (1), SIERRA GLOBAL MONEY FUND, and SIERRA U.S. GOVERNMENT FUND
Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(Unaudited)

-----------------------------------------------------
 COMPOSITE     SIERRA        SIERRA U.S.     PRO
   MONEY       GLOBAL        GOVERNMENT     FORMA
MARKET FUND  MONEY FUND      MONEY FUND    COMBINED
-----------------------------------------------------
                  PRINCIPAL AMOUNT
-----------------------------------------------------
                                                                                 REPURCHASE AGREEMENT - .40%
                                                      Repurchase agreement with Goldman Sachs and Company, collateralized by a U.S.
                                                      Treasury Note, in a joint trading account at 5.75%, dated 06/30/1997,
  1,783,000                                 1,783,000 due 07/01/1997 with a maturity value of $1,783,285 (cost $1,783,000)

                                                      TOTAL INVESTMENTS (cost $484,690,944)

                                                              -------------------------------------------------------------
                                                               COMPOSITE          SIERRA       SIERRA U.S.       PRO
                                                                 MONEY            GLOBAL       GOVERNMENT       FORMA
                                                              MARKET FUND       MONEY FUND     MONEY FUND      COMBINED
                                                              -------------------------------------------------------------
                                                                                      MARKET VALUE
                                                              -------------------------------------------------------------
                REPURCHASE AGREEMENT - .40%
Repurchase agreement with Goldman Sachs and Company,
collateralized by a U.S.Treasury Note, in a joint trading
account at 5.75%, dated 06/30/1997, due 07/01/1997
with a maturity value of $1,783,285 (cost $1,783,000)               1,783,000                                    1,783,000
                                                              -------------------------------------------------------------

TOTAL INVESTMENTS (cost $484,690,944)                            $260,818,394   $190,219,001    $33,653,549   $484,690,944
                                                              =============================================================

* Floating Rate Note. The interest rate, is subject to change periodically, based on a market interest rate index.

# Variable rate security. The interest rate shown reflects the rate currently in effect.

** Rate represents annualized yield at date of purchase (unaudited).

(1) Formerly Composite Cash Management Company Money Market Portfolio.

Composite Money Market Fund and Sierra Global Money Fund and Sierra U.S. Government Money Fund

Notes to Pro Forma Financial Statement (unaudited)


1.   Basis of Combination

     The pro forma combined financial statements reflect the combined financial position of Composite Money Market Fund (formerly Composite Cash Management Company Money Market Portfolio), Sierra Global Money Fund, and Sierra U.S. Government Money fund at June 30, 1997, and the pro forma combined results of operations for the year ended December 31, 1996 and the six month period ended June 30, 1997 as though the reorganization had occurred on January 1, 1996.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Sierra Global Money Fund and the Sierra U.S. Government Money Fund in exchange for shares of Composite Money Market Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.


2.   Pro Forma Combined Portfolio of Investments

     Securities held by the funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at amortized cost which approximates fair value. Historical cost amounts represent the combined cost basis of the securities.

Composite Money Market Fund and Sierra Global Money Fund and Sierra U.S. Government Money Fund

Notes to Pro Forma Financial Statements (unaudited) (continued)


3.   Pro Forma Statement of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Sierra shares into Composite shares based upon the net asset value of Composite shares at June 30, 1997.


4.   Pro Forma Statements of Operations

     The pro forma statements of operations reflect the following adjustments:

     A. A decrease in management fees to reflect the new fee structure. Fees are based on .40% of average daily net assets.

     B. An elimination of administration fees, now incorporated in the management fee structure. Expenses of the Fund will be reimbursed at a rate of .0005% of average daily net assets and have been adjusted accordingly. Shareholder servicing and distribution expenses have been adjusted to reflect the elimination of 12b-1 fees. Other expenses have been adjusted based on an overall estimated expense ratio of .79%.

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1997 (unaudited)

                                                                                            Pro Forma
                                                  Sierra National      Composite Tax       Adjustments       Pro Forma
                                                  Municipal Fund      Exempt Bond Fund       (Note 3)        Combined
                                                  ---------------     ----------------     -----------     --------------
ASSETS:
    Investments, at value, (cost $166,933,787,
      $182,228,123, and $349,161,910)             $   183,056,048     $    196,962,283                      $ 380,018,331
    Cash, receivables, and other assets                 5,857,373            3,154,779                          9,012,152
                                                  ---------------     ----------------                     --------------
         Total Assets                                 188,913,421          200,117,062                        389,030,483
                                                  ---------------     ----------------                     --------------
LIABILITIES:
    Accrued expenses and other liabilities                647,675              987,691                          1,635,366
                                                  ---------------     ----------------                     --------------
        Total Liabilities                                 647,675              987,691                          1,635,366
                                                  ---------------     ----------------                     --------------
        Net Assets                                $   188,265,746     $    199,129,371                     $  387,395,117
                                                  ===============     ================                     ==============
Outstanding Shares
------------------
        Class A                                        16,332,950           24,539,546      6,924,773          47,797,269
                                                  ===============     ================                     ==============
        Class B                                           537,751              849,640        227,671           1,615,062
                                                  ===============     ================                     ==============
        Class S                                               120                   -              51                 171
                                                  ===============     ================                     ==============
        Class I                                                98                   -              42                 140
                                                  ===============     ================                     ==============
Net Asset Value
---------------
        Class A                                   $   182,262,402     $    192,464,935                     $  374,727,337
                                                  ===============     ================                     ==============
        Class B                                   $     6,000,911     $      6,664,436                     $   12,665,347
                                                  ===============     ================                     ==============
        Class S                                   $         1,339                   -                      $        1,339
                                                  ===============     ================                     ==============
        Class I                                   $         1,094                   -                      $        1,094
                                                  ===============     ================                     ==============
Net Asset Value
   Per Share
---------------
        Class A                                   $         11.16     $           7.84                     $         7.84
                                                  ===============     ================                     ==============
        Class B                                   $         11.16     $           7.84                     $         7.84
                                                  ===============     ================                     ==============
        Class S                                   $         11.16                   -                      $         7.84
                                                  ===============     ================                     ==============
        Class I                                   $         11.16                   -                      $         7.84
                                                  ===============     ================                     ==============
See accompanying notes to pro forma financial statements.

PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended December 31, 1996 (Unaudited)




                                                                                                        Pro Forma
                                                                   Sierra National   Composite Tax     Adjustments   Pro Forma
                                                                   Municipal Fund   Exempt Bond Fund     (Note 4)     Combined
                                                                   ---------------  ----------------   -----------  ------------
INVESTMENT INCOME:
     Interest and Other                                               $15,931,490      $12,265,409      $       0    $28,196,899
                                                                      -----------      -----------      ---------    -----------

EXPENSES:
     Management fees                                                    1,315,584        1,065,379       (321,871)     2,059,092
     Administration fees                                                  837,190                0       (837,190)             0
     Transfer agent fees                                                        0          102,716         78,193        180,909
     Distribution fees
          Class A Shares                                                  581,129          315,034        106,538      1,002,701
          Class B Shares                                                   67,338           40,939              0        108,277
          Class S Shares                                                      113                0              0            113
     All other expenses                                                   353,838          136,126        (37,691)       452,273
     Expense reimbursement                                               (499,178)               0        499,178              0
                                                                      -----------      -----------      ---------    -----------
Subtotal                                                                2,656,014        1,660,194       (512,843)     3,803,365
                                                                      -----------      -----------      ---------    -----------
     Fees paid indirectly                                                  (3,651)          (3,437)             0         (7,088)
                                                                      -----------      -----------      ---------    -----------
Total Expenses                                                          2,652,363        1,656,757       (512,843)     3,796,277
                                                                      -----------      -----------      ---------    -----------

NET INVESTMENT INCOME                                                  13,279,127       10,608,652        512,843     24,400,622
                                                                      -----------      -----------      ---------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net Realized Gain (Loss) From:
 Security Transactions                                                 2,961,185       (1,336,656)             0      1,624,529
 Future contracts                                                       (212,390)               0              0       (212,390)
 Written options                                                          51,255                0              0         51,255
Net Unrealized Appreciation (Depreciation) of
 Securities                                                            (6,902,081)              0               0    (6,902,081)



Foreign currency, written options, futures
Contracts and other assets and liabilities                                161,873       (4,335,561)             0     (4,173,688)

Net Realized and Unrealized Gain (Loss) on Investments                 (3,940,158)      (5,672,217)             0     (9,612,375)
                                                                      -----------      -----------      ---------    -----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 9,338,969      $ 4,936,435      $ 512,843    $14,788,247
                                                                      ===========      ===========      =========    ===========

See accompanying notes to pro forma financial statements.

PRO FORMA STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 1997 (Unaudited)



                                                                                                     Pro Forma
                                                              Sierra National    Composite Tax      Adjustments        Pro Forma
                                                               Municipal Fund   Exempt Bond Fund      (Note 4)          Combined
                                                              ----------------  ----------------    ------------      ----------
INVESTMENT INCOME:
     Interest and Other                                             $6,524,830        $5,805,302             $0       $12,330,132
                                                                    ----------        ----------       --------       -----------


EXPENSES:
     Management fees                                                   549,352           496,566       (124,136)         921,782
     Administration fees                                               349,587                 0       (349,587)               0
     Transfer agent fees                                                     0            45,168         34,510           79,678
     Distribution fees
          Class A Shares                                               241,607           180,466         49,657          471,730
          Class B Shares                                                32,372            29,073              0           61,445
          Class S Shares                                                    13                 0              0               13
     All other expenses                                                105,157            66,295         27,743          199,195
     Expense reimbursement                                            (291,786)                0        291,786                0
                                                                    ----------        ----------       --------      -----------
     Subtotal                                                          986,302           817,568        (70,027)       1,733,843
                                                                    ----------        ----------       --------      -----------
         Fees paid indirectly                                             (545)           (1,179)             0           (1,724)
                                                                    ----------        ----------       --------      -----------
Total Expenses                                                         985,757           816,389        (70,027)       1,732,119
                                                                    ----------        ----------       --------     ------------

NET INVESTMENT INCOME                                                5,539,073         4,988,913         70,027       10,598,013
                                                                    ----------        ----------       --------     ------------

REALIZED AND UNREALIZED GAIN  (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) From:
Security Transactions                                                1,951,225           445,364              0        2,396,589
Futures Contracts                                                       76,396                 0              0           76,396
Net Unrealized Appreciation (Depreciation) of:
Securities                                                            (832,642)                0              0         (832,642)
Foreign currency, written options, futures contracts
 and other assets and liabilities                                       13,304          (183,704)             0         (170,400)
                                                                    ----------        ----------       --------      -----------
Net Realized and Unrealized Gain (Loss) on Investments               1,208,283           261,660              0        1,469,943
                                                                    ----------        ----------       --------      -----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $6,747,356        $5,250,573       $ 70,027      $12,067,956
                                                                    ----------        ----------       --------      -----------

See accompanying notes to pro forma financial statements.







COMPOSITE TAX-EXEMPT BOND FUND (1) and SIERRA NATIONAL MUNICIPAL FUND Pro Forma Combined Portfolio of Investments
June 30, 1997
(unaudited)

--------------------------------------------------
    COMPOSITE           SIERRA            PRO
   TAX-EXEMPT          NATIONAL          FORMA
    BOND FUND       MUNICIPAL FUND      COMBINED
--------------------------------------------------
                   PRINCIPAL AMOUNT
--------------------------------------------------
                                                    LONG - TERM MUNICIPAL OBLIGATIONS- 97.44%

                                                    EDUCATION FACILITIES REVENUE - 1.28%
                     $1,300,000       $1,300,000    Purdue University, Series E, 4.15% due 07/01/2011 **
   $785,000                              785,000    University of Washington University, MBIA, 7.00%, due 12/01/2021
                                                    Washington State Higher Education Facilities, Pacific Lutheran
  2,750,000                            2,750,000    University Project, (CONNIE LEE), 5.70% due 11/02/2026


                                                    GENERAL OBLIGATION - 19.78%
  5,000,000                            5,000,000    California State General Obligation, FGIC, 5.625%, due 10/01/2023
                                                    Cook County, Community High School, Number 217, (AMBAC Insured):
                      1,090,000        1,090,000       6.40% due 12/01/2003
                      1,130,000        1,130,000       6.50% due 12/01/2004
                      1,370,000        1,370,000       6.60% due 12/01/2005
                                                    Cook County, School District, Number 026, (MBIA Insured):
                      1,445,000        1,445,000       Zero coupon due 12/01/2003
                      1,020,000        1,020,000       Zero coupon due 12/01/2004
  5,000,000                            5,000,000    Cook County Illinois, (FGIC), 5.875%, due 11/15/2022
                                                    Commonwealth of Massachusetts, Consolidated Loan, Series A, GO,
                        750,000          750,000    7.625% due 06/01/2008
  5,000,000                            5,000,000    Georgia State, 6.30% due 03/01/2009
  5,555,000                            5,555,000    Hawaii State, 6.40% due 03/01/2009
  2,000,000                            2,000,000    Honolulu City & County, 6.00% due 01/01/2012
  4,000,000                            4,000,000    King County Washington Ref-Sewer Series C, 5.25% due 1/01/2021
                                                    King County Washington School District #415 Kent,
  4,500,000                            4,500,000    Series C, 6.30% due 12/01/2008
                      4,500,000        4,500,000    Meridian Metropolitan District, GO, 7.50% due 12/01/2011
                                                    New York, GO:
                        995,000          995,000       Series A, 8.00% due 08/15/2020
                      1,000,000        1,000,000       Series B, (FSA Insured),  7.00% due 06/01/2014
                      5,200,000        5,200,000       Series C, 6.50% due 08/01/2005
                        160,000          160,000       Series F, Unrefunded, 8.25% due 11/15/2018
                                                    Orleans Parish, Louisiana, School Board Revenue, (FGIC Insured),
                     10,000,000       10,000,000    Zero coupon due 02/01/2015
                                                    Washington County, Oregon (Criminal Justice Facilities)
  6,230,000                            6,230,000    6.00%, due 12/01/2012
  7,570,000                            7,570,000    Washington State, Series B, 5.00% due 5/01/2017
  4,900,000                            4,900,000    Washington State, Series B, 6.40% due 6/01/2017


                                                    HOSPITAL, HEALTH, & NURSING HOME REVENUE 15.31%
                                                    Allegheny County, Hospital Development Revenue, (OHIO Valley General Hospital):
                        700,000          700,000       5.10% due 04/01/2001
                        735,000          735,000       5.30% due 04/01/2002
                        625,000          625,000       5.40% due 04/01/2003
                                                    Commonwealth of Massachusetts, Health and Educational Facilities Authority:
                        500,000          500,000       Framingham Union Hospital, Series B, 8.50% due 07/01/2010
                      2,000,000        2,000,000       Saint Memorial Medical Center, Series A, 6.00%, due 10/01/2023
                                                    Decatur, Hospital Revenue, (Decatur Memorial Hospital), Series B,
                      1,000,000        1,000,000    (MBIA Insured), 6.85% due 10/01/2016
                                                    Idaho Health Facilities Authority Revenue, (Inverse Floater),
                      2,000,000        2,000,000    7.82% due 02/15/2021 **

                                                                                 -----------------------------------------------
                                                                                 COMPOSITE           SIERRA              PRO
                                                                                 TAX-EXEMPT         NATIONAL            FORMA
                                                                                 BOND FUND       MUNICIPAL FUND        COMBINED
                                                                                 -----------------------------------------------
                                                                                                  MARKET VALUE
                                                                                 -----------------------------------------------
LONG - TERM MUNICIPAL OBLIGATIONS- 97.44%

EDUCATION FACILITIES REVENUE - 1.28%
Purdue University, Series E, 4.15% due 07/01/2011 **                                                 $1,300,000       $1,300,000
University of Washington University, MBIA, 7.00%, due 12/01/2021                   $864,575                              864,575
Washington State Higher Education Facilities, Pacific Lutheran
University Project, (CONNIE LEE), 5.70% due 11/02/2026                            2,697,888                            2,697,888
                                                                                 ------------------------------------------------
                                                                                  3,562,463           1,300,000        4,862,463
                                                                                 ------------------------------------------------

GENERAL OBLIGATION - 19.78%
California State General Obligation, FGIC, 5.625%, due 10/01/2023                 4,999,500                            4,999,500
Cook County, Community High School, Number 217, (AMBAC Insured):
   6.40% due 12/01/2003                                                                               1,170,387        1,170,387
   6.50% due 12/01/2004                                                                               1,213,337        1,213,337
   6.60% due 12/01/2005                                                                               1,471,037        1,471,037
Cook County, School District, Number 026, (MBIA Insured):
   Zero coupon due 12/01/2003                                                                         1,049,431        1,049,431
   Zero coupon due 12/01/2004                                                                           701,250          701,250
Cook County Illinois, (FGIC), 5.875%, due 11/15/2022                              5,065,850                            5,065,850
Commonwealth of Massachusetts, Consolidated Loan, Series A, GO,
7.625% due 06/01/2008                                                                                   848,438          848,438
Georgia State, 6.30% due 03/01/2009                                               5,604,300                            5,604,300
Hawaii State, 6.40% due 03/01/2009                                                6,227,988                            6,227,988
Honolulu City & County, 6.00% due 01/01/2012                                      2,133,120                            2,133,120
King County Washington Ref-Sewer Series C, 5.25% due 1/01/2021                    3,861,320                            3,861,320
King County Washington School District #415 Kent,
Series C, 6.30% due 12/01/2008                                                    4,993,740                            4,993,740
Meridian Metropolitan District, GO, 7.50% due 12/01/2011                                              4,933,125        4,933,125
New York, GO:
   Series A, 8.00% due 08/15/2020                                                                     1,140,519        1,140,519
   Series B, (FSA Insured),  7.00% due 06/01/2014                                                     1,098,750        1,098,750
   Series C, 6.50% due 08/01/2005                                                                     5,570,500        5,570,500
   Series F, Unrefunded, 8.25% due 11/15/2018                                                           182,000          182,000
Orleans Parish, Louisiana, School Board Revenue, (FGIC Insured),
Zero coupon due 02/01/2015                                                                            3,712,500        3,712,500
Washington County, Oregon (Criminal Justice Facilities)
6.00%, due 12/01/2012                                                             6,550,845                            6,550,845
Washington State, Series B, 5.00% due 5/01/2017                                   7,146,383                            7,146,383
Washington State, Series B, 6.40% due 6/01/2017                                   5,502,847                            5,502,847
                                                                                 ------------------------------------------------
                                                                                 52,085,893          23,091,274       75,177,167
                                                                                 ------------------------------------------------

HOSPITAL, HEALTH, & NURSING HOME REVENUE 15.31%
Allegheny County, Hospital Development Revenue, (OHIO Valley General Hospital):
   5.10% due 04/01/2001                                                                                 700,000          700,000
   5.30% due 04/01/2002                                                                                 736,837          736,837
   5.40% due 04/01/2003                                                                                 625,781          625,781
Commonwealth of Massachusetts, Health and Educational Facilities Authority:
   Framingham Union Hospital, Series B, 8.50% due 07/01/2010                                            565,625          565,625
   Saint Memorial Medical Center, Series A, 6.00%, due 10/01/2023                                     1,795,000        1,795,000
Decatur, Hospital Revenue, (Decatur Memorial Hospital), Series B,
(MBIA Insured), 6.85% due 10/01/2016                                                                  1,107,500        1,107,500
Idaho Health Facilities Authority Revenue, (Inverse Floater),
7.82% due 02/15/2021 **                                                                               2,217,500        2,217,500

COMPOSITE TAX-EXEMPT BOND FUND (1) and SIERRA NATIONAL MUNICIPAL FUND Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(unaudited)

-------------------------------------------------
 COMPOSITE           SIERRA           PRO
TAX-EXEMPT          NATIONAL         FORMA
 BOND FUND       MUNICIPAL FUND     COMBINED
-------------------------------------------------
                PRINCIPAL AMOUNT
-------------------------------------------------
                                                  Illinois Health Facilities Authority Revenue, Glenoak Medical Center, Series D:
                        $270,000      $270,000       Unrefunded, 9.50% due 11/15/2015
                       4,675,000     4,675,000       Hindsdale Hospital, Series B, 9.00% due 11/15/2015
                                                     Sister Services Hospital, Residual Interest Bond, (MBIA Insured),  9.207%
                       5,000,000     5,000,000       due 06/19/2015 **
                         300,000       300,000       Riverside Senior Living Center Project, 7.50% due 11/01/2020
                       1,230,000     1,230,000       Servantcor, Series A, 8.00% due 08/15/2021
                                                     Rush Presbyterian - St. Luke's Medical, Residual Interest Bond, (MBIA Insured)
                       3,000,000     3,000,000       9.615% due 10/01/2024 **
                                                  Jefferson County, Hospital Revenue, Residual Interest Bond, (MBIA Insured),
                       3,000,000     3,000,000    8.496% due 10/09/2008 **
                                                  Lehigh County, General Purpose Authority, Muhlenberg Hospital Center, Series A,
                         600,000       600,000    8.10% due 07/15/2010
                                                  Lorain County, Hospital Revenue, Series B, Humility of Mary Health Care,
                       1,240,000     1,240,000    7.20% due 12/15/2011
                                                  McKean County, Hospital Authority Revenue, Bradford Hospital, Pottstown Memorial
                         500,000       500,000    Medical Center, 8.875% due 10/01/2020
                                                  Michigan State Hospital Finance Authority Revenue, Detroit Medical, Series A,
                       1,500,000     1,500,000    7.50% due 08/15/2011
                                                  Minnesota Agriculture and Economic Development Board, Health Care Systems,
                       1,000,000     1,000,000    (Fairview Hospital Project), Series A, (MBIA Insured), 5.750% due 11/15/2026
                                                  Missouri State, Health and Educational Facilities Authority Revenue,
                       1,000,000     1,000,000    Bethesda Eye Institute, 6.80% due 11/01/2016
                       1,250,000     1,250,000    Montgomery County, Higher Education Revenue, 6.875% due 11/15/2020
                                                  Pennsylvania State Higher Education Revenue, Student Loan Revenue, Residual
                                                  Interest Bond, AMT:
                                                  Medical College of Pennsylvania:
                       3,000,000     3,000,000       (AMBAC Insured), 9.317% due 09/01/2026 **
                       3,000,000     3,000,000       Series A, 7.25%, due 03/01/2011
                       1,890,000     1,890,000       Series B, 7.25%, due 03/01/2005
                       1,000,000     1,000,000    Philadelphia, Water and Sewer Revenue, 7.50% due 08/01/2010
                                                  Rhode Island State Health and Education Revenue, Residual Interest Bond,
                       2,000,000     2,000,000    (FGIC Insured), 9.487% due 08/15/2021 **
                                                  University of Colorado, Hospital Authority Revenue, Series A,
                       5,000,000     5,000,000    (AMBAC Insured), 6.25% due 11/15/2012
                                                  Washington Health Care Facilities Authority,
     1,750,000                       1,750,000    Fred Hutchinson Cancer Center, LOC, 7.20% due 01/01/2007
                                                  Washington Health Care Facilities Authority,
     1,750,000                       1,750,000    Fred Hutchinson Cancer Center, LOC 7.375% due 01/01/2018
                                                  Wisconsin Health & Education Facility Authority,
     1,000,000                       1,000,000    Waukesha Memorial Hospital Series A, (AMBAC), 7.125% due 08/15/2007

                                                  HOUSING REVENUE- 2.48%
                         365,000       365,000    Illinois Housing Development Authority, Series A, AMT, 7.35% due 08/01/2010
                                                  State of Maryland, Community Development Administration, Department of Housing,
                         930,000       930,000    Single Family Project, AMT, 7.45% due 04/01/2032
                                                  Nebraska Investment Finance Authority, SFHR, Residual Interest Bond, AMT,
                         650,000       650,000    (GNMA Insured), 9.312% due 09/15/2024 **
                                                  New York State, Housing Finance Agency Revenue, Multi-family Housing Revenue,
                       2,000,000     2,000,000    Second Mortgage, Series F, AMT, 6.625% due 08/15/2012
                       3,000,000     3,000,000    Housing of New York Corporation Revenue, 5.00% due 11/01/2013
                                                  Vermont Housing Finance Agency, Single Family, Series 1, AMT:
                         140,000       140,000       6.80% due 05/01/2025
                         220,000       220,000       8.15% due 05/01/2025
                                                  Oklahoma Housing and Finance Authority, SFHR, Series B, AMT, (GNMA Insured),
                       1,855,000     1,855,000    7.997% due 08/01/2018

                                                                                        -------------------------------------------
                                                                                        COMPOSITE         SIERRA           PRO
                                                                                        TAX-EXEMPT       NATIONAL         FORMA
                                                                                        BOND FUND     MUNICIPAL FUND     COMBINED
                                                                                        -------------------------------------------
                                                                                                       MARKET VALUE
                                                                                        -------------------------------------------
Illinois Health Facilities Authority Revenue, Glenoak Medical Center, Series D:
   Unrefunded, 9.50% due 11/15/2015                                                                        $315,225       $315,225
   Hindsdale Hospital, Series B, 9.00% due 11/15/2015                                                     5,387,937      5,387,937
   Sister Services Hospital, Residual Interest Bond, (MBIA Insured),  9.207%
   due 06/19/2015 **                                                                                      5,800,000      5,800,000
   Riverside Senior Living Center Project, 7.50% due 11/01/2020                                             333,000        333,000
   Servantcor, Series A, 8.00% due 08/15/2021                                                             1,409,887      1,409,887
   Rush Presbyterian - St. Luke's Medical, Residual Interest Bond, (MBIA Insured)
   9.615% due 10/01/2024 **                                                                               3,457,500      3,457,500
Jefferson County, Hospital Revenue, Residual Interest Bond, (MBIA Insured),
8.496% due 10/09/2008 **                                                                                  3,461,250      3,461,250
Lehigh County, General Purpose Authority, Muhlenberg Hospital Center, Series A,
8.10% due 07/15/2010                                                                                        633,000        633,000
Lorain County, Hospital Revenue, Series B, Humility of Mary Health Care,
7.20% due 12/15/2011                                                                                      1,446,150      1,446,150
McKean County, Hospital Authority Revenue, Bradford Hospital, Pottstown Memorial
Medical Center, 8.875% due 10/01/2020                                                                       574,375        574,375
Michigan State Hospital Finance Authority Revenue, Detroit Medical, Series A,
7.50% due 08/15/2011                                                                                      1,625,625      1,625,625
Minnesota Agriculture and Economic Development Board, Health Care Systems,
(Fairview Hospital Project), Series A, (MBIA Insured), 5.750% due 11/15/2026                              1,007,500      1,007,500
Missouri State, Health and Educational Facilities Authority Revenue,
Bethesda Eye Institute, 6.80% due 11/01/2016                                                              1,111,250      1,111,250
Montgomery County, Higher Education Revenue, 6.875% due 11/15/2020                                        1,309,375      1,309,375
Pennsylvania State Higher Education Revenue, Student Loan Revenue, Residual
Interest Bond, AMT:
Medical College of Pennsylvania:
   (AMBAC Insured), 9.317% due 09/01/2026 **                                                              3,378,750      3,378,750
   Series A, 7.25%, due 03/01/2011                                                                        3,326,250      3,326,250
   Series B, 7.25%, due 03/01/2005                                                                        2,095,538      2,095,538
Philadelphia, Water and Sewer Revenue, 7.50% due 08/01/2010                                               1,128,750      1,128,750
Rhode Island State Health and Education Revenue, Residual Interest Bond,
(FGIC Insured), 9.487% due 08/15/2021 **                                                                  2,385,000      2,385,000
University of Colorado, Hospital Authority Revenue, Series A,
(AMBAC Insured), 6.25% due 11/15/2012                                                                     5,337,500      5,337,500
Washington Health Care Facilities Authority,
Fred Hutchinson Cancer Center, LOC, 7.20% due 01/01/2007                                1,903,230                        1,903,230
Washington Health Care Facilities Authority,
Fred Hutchinson Cancer Center, LOC 7.375% due 01/01/2018                                1,910,598                        1,910,598
Wisconsin Health & Education Facility Authority,
Waukesha Memorial Hospital Series A, (AMBAC), 7.125% due 08/15/2007                     1,085,570                        1,085,570
                                                                                        -------------------------------------------
                                                                                        4,899,398        53,272,105     58,171,503
                                                                                        -------------------------------------------
HOUSING REVENUE- 2.48%
Illinois Housing Development Authority, Series A, AMT, 7.35% due 08/01/2010                                 387,356        387,356
State of Maryland, Community Development Administration, Department of Housing,
Single Family Project, AMT, 7.45% due 04/01/2032                                                            973,012        973,012
Nebraska Investment Finance Authority, SFHR, Residual Interest Bond, AMT,
(GNMA Insured), 9.312% due 09/15/2024 **                                                                    727,188        727,188
New York State, Housing Finance Agency Revenue, Multi-family Housing Revenue,
Second Mortgage, Series F, AMT, 6.625% due 08/15/2012                                                     2,107,500      2,107,500
Housing of New York Corporation Revenue, 5.00% due 11/01/2013                                             2,808,750      2,808,750
Vermont Housing Finance Agency, Single Family, Series 1, AMT:
   6.80% due 05/01/2025                                                                                     143,325        143,325
   8.15% due 05/01/2025                                                                                     227,425        227,425
Oklahoma Housing and Finance Authority, SFHR, Series B, AMT, (GNMA Insured),
7.997% due 08/01/2018                                                                                     2,072,963      2,072,963
                                                                                        -------------------------------------------
                                                                                                0         9,447,519      9,447,519
                                                                                        -------------------------------------------

COMPOSITE TAX-EXEMPT BOND FUND (1) and SIERRA NATIONAL MUNICIPAL FUND Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(unaudited)

-----------------------------------------------------
  COMPOSITE           SIERRA              PRO
  TAX-EXEMPT         NATIONAL            FORMA
  BOND FUND       MUNICIPAL FUND        COMBINED
-----------------------------------------------------
                 PRINCIPAL AMOUNT
-----------------------------------------------------
                                                     INDUSTRY DEVELOPMENT/POLLUTION CONTROL REVENUE-17.70%
                                                     Mayor & City Council of Baltimore Port Facility (DuPont),
  $5,000,000                           $5,000,000    6.50% due 10/01/2011
                                                     Beaver County, IDR, PCR, (Edison Project), Series A:
                         300,000          300,000      7.75% due 09/01/2024
                       3,675,000        3,675,000      (FGIC Insured), 7.00% due 06/01/2021
   3,665,000                            3,665,000    Chicago Gas Supply (Peoples Gas), 6.875%, due 03/01/2015
                                                     Clark County, IDR, Series A, Nevada Power Company, AMT, (FGIC Insured),
                       4,000,000        4,000,000    6.70% due 06/01/2022
                                                     Courtland, Industrial Development Board of Solid Waste, (Champion International
                       4,000,000        4,000,000    Corporation Project), Disposal Revenue, AMT, 7.75% due 01/01/2020
                                                     Forsyth, PCR, Series B, AMT, Puget Sound Power & Light, (AMBAC Insured),
                       1,000,000        1,000,000    7.25% due 08/01/2021
                                                     Harrison County, Solid Waste Disposal, (Monongahelea Power), Series A, AMT,
                       2,500,000        2,500,000    6.875% due 04/15/2022
                                                     Kanawha County, IDR, (Union Carbide Project), Series A, AMT,
                         150,000          150,000    8.00% due 08/01/2020
                         300,000          300,000    Lancaster County, Solid Waste Authority, Series A, AMT, 8.375% due 12/15/2004
                                                     Lordsburg Pollution Control (Phelps Dodge), 6.50%,
   1,500,000                            1,500,000    due 04/01/2013
                                                     Lowndes County Solid Waste Disposal & Pollution Control
   4,000,000                            4,000,000    (Weyerhaeuser), 6.80% due 04/01/2022
                                                     Lowndes County, Solid Waste Disposal, PCR, Residual Interest Bond,
                       5,000,000        5,000,000    (Weyerhaeuser Company), Floating Rate Note, 7.82% due 04/01/2022*
                                                     Madison, IDR, (Madison Gas & Electric Company), (Project A), AMT,
                       1,000,000        1,000,000    6.75% due 04/01/2027
                                                     Mercer County Pollution Control (Otter Tail Power)
   4,370,000                            4,370,000    6.90% due 02/01/2019
                                                     Mobile, Industrial Development Board, Solid Waste Disposal Revenue,
                       1,000,000        1,000,000    6.95% due 01/01/2020
                       5,000,000        5,000,000    Monroe, PCR, (Oglethorpe Power Company) 6.70% due 01/01/2009
                       3,410,000        3,410,000    Monroe, PCR, (Oglethorpe Power Company) 6.75% due 01/01/2010
                                                     San Diego Industrial Development (San Diego Gas &
   6,000,000                            6,000,000    Electric), Series A, (AMBAC), 5.90% due 06/01/2018
                                                     South Charleston, IDR, (Union Carbide Project), Series A, AMT,
                         750,000          750,000    8.00% due 08/01/2020
   5,000,000                            5,000,000    Valdez Marine Term (Mobil Alaska Pipeline), 5.75%, due 11/01/2028
                                                     Warren County, Solid Waste Disposal Revenue, (International Paper Project),
                         200,000          200,000    Series A, AMT, 7.70% due 11/15/2009
                                                     West Side Calhoun County, Solid Waste Revenue Bond, (Union Carbide Project),
                         500,000          500,000    AMT, 8.20% due 03/15/2021



                                                     LEASE RENTAL/MUNICIPAL LEASE-2.51%
                                                     California State Public Works Board Lease, Department of Corrections,
   1,250,000                            1,250,000    State Prison, Series E, 5.50%, due 6/01/2015
                       1,150,000        1,150,000    District of Columbia, COP, 6.875% due 01/01/2003
                                                     Los Angeles, Regional Airport Improvement, Series A, AMT
                         550,000          550,000    6.70% due 01/01/2022
                                                     Orange County Recovery Certificate of Participation, Series A, (MBIA)
   3,000,000                            3,000,000    6.00% due 07/01/2026
                                                     Philadelphia, Municipal Authority Revenue, Series B, (FGIC Insured), 7.125%
                       1,000,000        1,000,000    due 11/15/2018
                       1,000,000        1,000,000    Plymouth County, COP, Series A, 7.00% due 04/01/2022
                       1,173,000        1,173,000    Sacramento California Certificate of Participation, 5.55%, due 9/15/2004

                                                                                   -------------------------------------------------
                                                                                    COMPOSITE           SIERRA             PRO
                                                                                    TAX-EXEMPT         NATIONAL           FORMA
                                                                                    BOND FUND       MUNICIPAL FUND       COMBINED
                                                                                   -------------------------------------------------
                                                                                                     MARKET VALUE
                                                                                   -------------------------------------------------
INDUSTRY DEVELOPMENT/POLLUTION CONTROL REVENUE-17.70%
Mayor & City Council of Baltimore Port Facility (DuPont),
6.50% due 10/01/2011                                                                $5,403,100                           $5,403,100
Beaver County, IDR, PCR, (Edison Project), Series A:
  7.75% due 09/01/2024                                                                                    317,250           317,250
  (FGIC Insured), 7.00% due 06/01/2021                                                                  3,955,219         3,955,219
Chicago Gas Supply (Peoples Gas), 6.875%, due 03/01/2015                             3,959,666                            3,959,666
Clark County, IDR, Series A, Nevada Power Company, AMT, (FGIC Insured),
6.70% due 06/01/2022                                                                                    4,275,000         4,275,000
Courtland, Industrial Development Board of Solid Waste, (Champion International
Corporation Project), Disposal Revenue, AMT, 7.75% due 01/01/2020                                       4,290,000         4,290,000
Forsyth, PCR, Series B, AMT, Puget Sound Power & Light, (AMBAC Insured),
7.25% due 08/01/2021                                                                                    1,103,750         1,103,750
Harrison County, Solid Waste Disposal, (Monongahelea Power), Series A, AMT,
6.875% due 04/15/2022                                                                                   2,671,875         2,671,875
Kanawha County, IDR, (Union Carbide Project), Series A, AMT,
8.00% due 08/01/2020                                                                                      163,313           163,313
Lancaster County, Solid Waste Authority, Series A, AMT, 8.375% due 12/15/2004                             314,418           314,418
Lordsburg Pollution Control (Phelps Dodge), 6.50%,
due 04/01/2013                                                                       1,596,690                            1,596,690
Lowndes County Solid Waste Disposal & Pollution Control
(Weyerhaeuser), 6.80% due 04/01/2022                                                 4,660,880                            4,660,880
Lowndes County, Solid Waste Disposal, PCR, Residual Interest Bond,
(Weyerhaeuser Company), Floating Rate Note, 7.82% due 04/01/2022*                                       5,718,750         5,718,750
Madison, IDR, (Madison Gas & Electric Company), (Project A), AMT,
6.75% due 04/01/2027                                                                                    1,055,000         1,055,000
Mercer County Pollution Control (Otter Tail Power)
6.90% due 02/01/2019                                                                 4,647,145                            4,647,145
Mobile, Industrial Development Board, Solid Waste Disposal Revenue,
6.95% due 01/01/2020                                                                                    1,067,500         1,067,500
Monroe, PCR, (Oglethorpe Power Company) 6.70% due 01/01/2009                                            5,612,500         5,612,500
Monroe, PCR, (Oglethorpe Power Company) 6.75% due 01/01/2010                                            3,849,038         3,849,038
San Diego Industrial Development (San Diego Gas &
Electric), Series A, (AMBAC), 5.90% due 06/01/2018                                   6,130,860                            6,130,860
South Charleston, IDR, (Union Carbide Project), Series A, AMT,
8.00% due 08/01/2020                                                                                      816,562           816,562
Valdez Marine Term (Mobil Alaska Pipeline), 5.75%, due 11/01/2028                    4,910,500                            4,910,500
Warren County, Solid Waste Disposal Revenue, (International Paper Project),
Series A, AMT, 7.70% due 11/15/2009                                                                       213,500           213,500
West Side Calhoun County, Solid Waste Revenue Bond, (Union Carbide Project),
AMT, 8.20% due 03/15/2021                                                                                 553,750           553,750
                                                                                   -------------------------------------------------
                                                                                    31,308,841         35,977,425        67,286,266
                                                                                   -------------------------------------------------
LEASE RENTAL/MUNICIPAL LEASE-2.51%
California State Public Works Board Lease, Department of Corrections,
State Prison, Series E, 5.50%, due 6/01/2015                                         1,244,300                            1,244,300
District of Columbia, COP, 6.875% due 01/01/2003                                                        1,210,375         1,210,375
Los Angeles, Regional Airport Improvement, Series A, AMT
6.70% due 01/01/2022                                                                                      570,625           570,625
Orange County Recovery Certificate of Participation, Series A, (MBIA)
6.00% due 07/01/2026                                                                 3,116,310                            3,116,310
Philadelphia, Municipal Authority Revenue, Series B, (FGIC Insured), 7.125%
due 11/15/2018                                                                                          1,121,250         1,121,250
Plymouth County, COP, Series A, 7.00% due 04/01/2022                                                    1,096,250         1,096,250
Sacramento California Certificate of Participation, 5.55%, due 9/15/2004                                1,172,132         1,172,132
                                                                                   -------------------------------------------------
                                                                                     4,360,610          5,170,632         9,531,242
                                                                                   -------------------------------------------------

COMPOSITE TAX-EXEMPT BOND FUND (1) and SIERRA NATIONAL MUNICIPAL FUND Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(unaudited)

----------------------------------------------------
 COMPOSITE           SIERRA              PRO
 TAX-EXEMPT         NATIONAL            FORMA
 BOND FUND       MUNICIPAL FUND        COMBINED
----------------------------------------------------
                PRINCIPAL AMOUNT
----------------------------------------------------
                                                     OTHER REVENUE - 4.45%
                                                     Brazos, Higher Educational Facilities Authority, Series C-2, AMT, 7.10%
                      $445,000         $445,000      due 11/01/2004
                                                     Texas State, Higher Education Coordinating Board, Student Loan, AMT,
                       669,000          669,000      7.70% due 10/01/2025
                                                     Dade County, Guaranteed Entitlement Revenue, Capital Appreciation, Series A,
                    22,520,000       22,520,000      (MBIA Insured), Zero coupon due 02/01/2018
                                                     District of Columbia, Land Redevelopment Agency, Washington D.C. Sports
                     1,420,000        1,420,000      Arena, Special Tax, 5.625% due 11/01/2010
                                                     Indianapolis, Public Improvement Board, Series D, (LOC INB National Bank),
                     2,000,000        2,000,000      6.50% due 02/01/2022
                                                     Mashantucket Western Pequot Tribe, Special Revenue, Series A,
                     2,000,000        2,000,000      6.50% due 09/01/2005##
                     3,000,000        3,000,000      St Louis, Parking Facilities Revenue, 6.625%, due 12/15/2021


                                                     PUBLIC FACILITIES REVENUE - 1.86%
                                                     Metropolitan Pier and Exposition Authority Dedicated
 4,000,000                            4,000,000      State Tax, (FGIC), Zero coupon, due 06/15/2008
                                                     Metropolitan Pier and Exposition Authority Dedicated
 6,000,000                            6,000,000      State Tax, (FGIC), Zero coupon, due 06/15/2009
                                                     Santa Fe County New Mexico Correctional System
 1,500,000                            1,500,000      (FSA), 6.00%, due 2/01/2027


                                                     PREREFUNDED - 9.56%
 4,000,000                            4,000,000      Chicago Wastewater Transmission Revenue, 6.75%, due 11/15/2020
 2,225,000                            2,225,000      Colorado Springs Utilities System Revenue, 6.75%, due 11/15/2021
                       250,000          250,000      Commonwealth of Massachusetts, GO, Pre-refunded, 7.50% due 12/01/2007
                                                     Illinois Health Facilities Authority Revenue, Glenoak Medical Center, Series D,
                       210,000          210,000      Pre-refunded, 9.50% due 11/15/2015
 5,000,000                            5,000,000      Illinois State Sales Tax Revenue Series N, 7.00%, due 06/15/2020
                                                     Louisiana Public Facility Authority Revenue, Series B, ETM
                     1,500,000        1,500,000      Zero coupon due 12/01/2019
                     1,845,000        1,845,000      New York, GO, Series F, Pre-refunded, 8.25% due 11/15/2018
                                                     New York State Medical Care Facilities, Finance Agency Revenue, Pre-refunded,
                       275,000          275,000      7.75% due 08/15/2011
 7,000,000                            7,000,000      Omaha Public Power District Electric, Series B, 6.15%, due 02/01/2012
                                                     Snohomish County School District #2-Everett General Obligation,
 2,750,000                            2,750,000      7.20% due 12/01/2020
 2,000,000                            2,000,000      Spokane County Water District #3 Revenue, 7.60%, due 01/01/2008
                                                     University of Washington University Revenue Bond,
 3,500,000                            3,500,000      MBIA, 7.00% due 12/01/2021
                                                     Washington Public Power Supply System Nuclear Project
 3,500,000                            3,500,000      Number 2 Revenue, Series C, 7.625% due 07/01/2010


                                                     TRANSPORTATION FACILITIES REVENUE - 10.56%
                     1,000,000        1,000,000      Atlanta, Airport Facilities Revenue, AMT, 7.25% due 01/01/2017
                                                     Chicago, O'Hare Airport Supplemental Facilities AMT:
                     6,000,000        6,000,000        International Term (MBIA Insured), 6.75% due 01/01/2012
                       700,000          700,000        American Airlines, Special Series A, 7.875% due 11/01/2025
                       615,000          615,000        United Airlines, 8.40% due 05/01/2004
                       775,000          775,000        United Airlines, 8.95% due 05/01/2018
                                                     City of New York, IDR, Industrial Development Agency, Supplemental Facilities,
                       400,000          400,000      American Airlines, AMT, 8.00% due 07/01/2020

                                                                                  --------------------------------------------------
                                                                                    COMPOSITE           SIERRA             PRO
                                                                                    TAX-EXEMPT         NATIONAL           FORMA
                                                                                    BOND FUND       MUNICIPAL FUND       COMBINED
                                                                                  --------------------------------------------------
                                                                                                     MARKET VALUE
                                                                                  --------------------------------------------------
OTHER REVENUE - 4.45%
Brazos, Higher Educational Facilities Authority, Series C-2, AMT, 7.10%
due 11/01/2004                                                                                          $477,262          $477,262
Texas State, Higher Education Coordinating Board, Student Loan, AMT,
7.70% due 10/01/2025                                                                                     704,959           704,959
Dade County, Guaranteed Entitlement Revenue, Capital Appreciation, Series A,
(MBIA Insured), Zero coupon due 02/01/2018                                                             6,812,300         6,812,300
District of Columbia, Land Redevelopment Agency, Washington D.C. Sports
Arena, Special Tax, 5.625% due 11/01/2010                                                              1,395,150         1,395,150
Indianapolis, Public Improvement Board, Series D, (LOC INB National Bank),
6.50% due 02/01/2022                                                                                   2,018,920         2,018,920
Mashantucket Western Pequot Tribe, Special Revenue, Series A,
6.50% due 09/01/2005##                                                                                 2,137,500         2,137,500
St Louis, Parking Facilities Revenue, 6.625%, due 12/15/2021                                           3,348,750         3,348,750
                                                                                  -------------------------------------------------
                                                                                              0       16,894,841        16,894,841
                                                                                  -------------------------------------------------
PUBLIC FACILITIES REVENUE - 1.86%
Metropolitan Pier and Exposition Authority Dedicated
State Tax, (FGIC), Zero coupon, due 06/15/2008                                        2,259,640                          2,259,640
Metropolitan Pier and Exposition Authority Dedicated
State Tax, (FGIC), Zero coupon, due 06/15/2009                                        3,180,060                          3,180,060
Santa Fe County New Mexico Correctional System
(FSA), 6.00%, due 2/01/2027                                                           1,612,350                          1,612,350
                                                                                  -------------------------------------------------
                                                                                      7,052,050                0         7,052,050
                                                                                  -------------------------------------------------
PREREFUNDED - 9.56%
Chicago Wastewater Transmission Revenue, 6.75%, due 11/15/2020                        4,377,160                          4,377,160
Colorado Springs Utilities System Revenue, 6.75%, due 11/15/2021                      2,470,017                          2,470,017
Commonwealth of Massachusetts, GO, Pre-refunded, 7.50% due 12/01/2007                                    279,063           279,063
Illinois Health Facilities Authority Revenue, Glenoak Medical Center, Series D,
Pre-refunded, 9.50% due 11/15/2015                                                                       246,750           246,750
Illinois State Sales Tax Revenue Series N, 7.00%, due 06/15/2020                      5,558,350                          5,558,350
Louisiana Public Facility Authority Revenue, Series B, ETM
Zero coupon due 12/01/2019                                                                               418,125           418,125
New York, GO, Series F, Pre-refunded, 8.25% due 11/15/2018                                             2,147,119         2,147,119
New York State Medical Care Facilities, Finance Agency Revenue, Pre-refunded,
7.75% due 08/15/2011                                                                                     308,488           308,488
Omaha Public Power District Electric, Series B, 6.15%, due 02/01/2012                 7,642,810                          7,642,810
Snohomish County School District #2-Everett General Obligation,
7.20% due 12/01/2020                                                                  3,024,835                          3,024,835
Spokane County Water District #3 Revenue, 7.60%, due 01/01/2008                       2,101,460                          2,101,460
University of Washington University Revenue Bond,
MBIA, 7.00% due 12/01/2021                                                            3,812,590                          3,812,590
Washington Public Power Supply System Nuclear Project
Number 2 Revenue, Series C, 7.625% due 07/01/2010                                     3,930,745                          3,930,745
                                                                                  -------------------------------------------------
                                                                                     32,917,967        3,399,545        36,317,512
                                                                                  -------------------------------------------------
TRANSPORTATION FACILITIES REVENUE - 10.56%
Atlanta, Airport Facilities Revenue, AMT, 7.25% due 01/01/2017                                         1,078,750         1,078,750
Chicago, O'Hare Airport Supplemental Facilities AMT:
  International Term (MBIA Insured), 6.75% due 01/01/2012                                              6,427,500         6,427,500
  American Airlines, Special Series A, 7.875% due 11/01/2025                                             760,375           760,375
  United Airlines, 8.40% due 05/01/2004                                                                  671,119           671,119
  United Airlines, 8.95% due 05/01/2018                                                                  873,812           873,812
City of New York, IDR, Industrial Development Agency, Supplemental Facilities,
American Airlines, AMT, 8.00% due 07/01/2020                                                             422,500           422,500

COMPOSITE TAX-EXEMPT BOND FUND (1) and SIERRA NATIONAL MUNICIPAL FUND Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(unaudited)

------------------------------------------------
  COMPOSITE           SIERRA           PRO
  TAX-EXEMPT         NATIONAL         FORMA
  BOND FUND       MUNICIPAL FUND     COMBINED
------------------------------------------------
                 PRINCIPAL AMOUNT
------------------------------------------------
                        $425,000       $425,000   Dade County, Seaport Authority, Refunding, (MBIA Insured), 6.500% due 10/01/2008
                                                  Dallas-Fort Worth International Airport, (Facility Improvement Corporate Revenue),
                       5,000,000      5,000,000   (American Airlines), AMT, 7.50% due 11/01/2025
                                                  Denver City and County, Airport Revenue, AMT, Series A:
                       2,000,000      2,000,000     8.875% due 11/15/2012
                       1,140,000      1,140,000     8.50% due 11/15/2023
                       2,000,000      2,000,000     8.00% due 11/15/2025
                                                  Denver City and County, Airport Revenue, AMT, Series C,
                       1,920,000      1,920,000   6.60% due 11/15/2004
                                                  Massachusetts Bay Transportation Authority Revenue, FSA,
   3,000,000                          3,000,000   5.25%, due 3/01/2026
                                                  Metropolitan District, Washington D.C., Airport Authority, General
                       1,500,000      1,500,000   Airport Revenue, Series A, AMT, (MBIA Insured), 6.625% due 10/01/2019
                                                  Metropolitan Transportation Authority Revenue, Service Contract Transportation
                       1,265,000      1,265,000   Facilities, Series 7, 4.750% due 07/01/2019
                                                  San Francisco California City & County Airport Commission
   5,000,000                          5,000,000   International Airport, (FGIC), 5.625% due 5/01/2021
                                                  Texas State Turnpike Authority, Dallas Northway, President George Bush
   4,500,000                          4,500,000   Turnpike, FGIC, 5.25%, due 1/01/2023
                                                  Tucson, Airport Authority Inc., Supplemental Facilities Revenue, AMT
                         740,000        740,000   8.70% due 09/01/2019
                                                  Tulsa, Municipal Airport Revenue, American Airlines Project, AMT,
                         200,000        200,000   7.60% due 12/01/2030
                         150,000        150,000   United Airlines, Special Series B, 8.50% due 05/01/2018


                                                  UTILITY REVENUE - 11.87%
   1,235,000                          1,235,000   Anchorage Electric Utility, (MBIA), 6.50% due 12/01/2013
   2,775,000                          2,775,000   Colorado Springs Utilities System, 6.75% due 11/15/2021
                                                  Indiana Municipal Power Agency, Series A, (MBIA), 6.125%
   6,000,000                          6,000,000   due 01/01/2013
   5,000,000                          5,000,000   Memphis Electric System, 5.625% due 01/01/2002
                       2,285,000      2,285,000   Municipal Electric Authority, Sub Series A, (AMBAC Insured), 5.375% due 01/01/2013
   5,000,000                          5,000,000   North Carolina Eastern Municipal Power Agency, Series B, 7.00% due 01/01/2008
                                                  North Carolina Eastern Municipal Power Agency, Power Systems Revenue, Series A,
                       5,000,000      5,000,000   (MBIA Insured), 5.70% due 01/01/2013
   2,000,000                          2,000,000   Omaha Public Power District Electric, Series C, 5.50%. due 02/01/2014
   5,000,000                          5,000,000   Orlando Utilities Commission Water & Electric, 6.00% due 10/01/2010
                                                  Salt River Project Agricultural Improvement & Power District
   5,000,000                          5,000,000   Electrical System, Series C, 6.25% due 01/01/2019
   3,000,000                          3,000,000   Salt River Project Agriculture, Series A, 5.75% due 01/01/2009


                                                  WATER/SEWER REVENUE - .08%
                         300,000        300,000   East Baton Rouge, Sewer Commission Revenue, 9.125% due 09/01/2006

                                                  TOTAL LONG-TERM MUNICIPAL OBLIGATIONS

                                                  SHORT-TERM MUNICIPAL OBLIGATIONS - 1.90%
                                                  Ascension Parish LA Pollution Control Revenue, Variable Rate Demand
   2,200,000                          2,200,000   Obligation, 4.15%*, due 12/01/2009
                                                  Garfield County, Oklahoma Industrial Authority, Pollution Control Revenue,
     500,000                            500,000   Variable Rate Demand Obligation, 4.20%*, due 01/01/2025
                                                  Huntington Beach, California Multifamily Housing Revenue,
   1,500,000                          1,500,000   Variable Rate Demand Obligation, 4.00%*, due 07/01/2014


                                                                                       ---------------------------------------------
                                                                                        COMPOSITE        SIERRA          PRO
                                                                                        TAX-EXEMPT      NATIONAL        FORMA
                                                                                        BOND FUND    MUNICIPAL FUND    COMBINED
                                                                                       ---------------------------------------------
                                                                                                      MARKET VALUE
                                                                                       ---------------------------------------------
Dade County, Seaport Authority, Refunding, (MBIA Insured), 6.500% due 10/01/2008                          $481,844       $481,844
Dallas-Fort Worth International Airport, (Facility Improvement Corporate Revenue),
(American Airlines), AMT, 7.50% due 11/01/2025                                                           5,393,750      5,393,750
Denver City and County, Airport Revenue, AMT, Series A:
  8.875% due 11/15/2012                                                                                  2,335,000      2,335,000
  8.50% due 11/15/2023                                                                                   1,285,350      1,285,350
  8.00% due 11/15/2025                                                                                   2,225,000      2,225,000
Denver City and County, Airport Revenue, AMT, Series C,
6.60% due 11/15/2004                                                                                     2,071,200      2,071,200
Massachusetts Bay Transportation Authority Revenue, FSA,
5.25%, due 3/01/2026                                                                     2,861,010                      2,861,010
Metropolitan District, Washington D.C., Airport Authority, General
Airport Revenue, Series A, AMT, (MBIA Insured), 6.625% due 10/01/2019                                    1,620,000      1,620,000
Metropolitan Transportation Authority Revenue, Service Contract Transportation
Facilities, Series 7, 4.750% due 07/01/2019                                                              1,097,388      1,097,388
San Francisco California City & County Airport Commission
International Airport, (FGIC), 5.625% due 5/01/2021                                      4,999,550                      4,999,550
Texas State Turnpike Authority, Dallas Northway, President George Bush
Turnpike, FGIC, 5.25%, due 1/01/2023                                                     4,308,075                      4,308,075
Tucson, Airport Authority Inc., Supplemental Facilities Revenue, AMT
8.70% due 09/01/2019                                                                                       833,425        833,425
Tulsa, Municipal Airport Revenue, American Airlines Project, AMT,
7.60% due 12/01/2030                                                                                       217,500        217,500
United Airlines, Special Series B, 8.50% due 05/01/2018                                                    164,062        164,062
                                                                                       -------------------------------------------
                                                                                        12,168,635      27,958,575     40,127,210
                                                                                       -------------------------------------------

UTILITY REVENUE - 11.87%
Anchorage Electric Utility, (MBIA), 6.50% due 12/01/2013                                 1,396,822                      1,396,822
Colorado Springs Utilities System, 6.75% due 11/15/2021                                  3,037,515                      3,037,515
Indiana Municipal Power Agency, Series A, (MBIA), 6.125%
due 01/01/2013                                                                           6,522,180                      6,522,180
Memphis Electric System, 5.625% due 01/01/2002                                           5,236,300                      5,236,300
Municipal Electric Authority, Sub Series A, (AMBAC Insured), 5.375% due 01/01/2013                       2,273,575      2,273,575
North Carolina Eastern Municipal Power Agency, Series B, 7.00% due 01/01/2008            5,575,400                      5,575,400
North Carolina Eastern Municipal Power Agency, Power Systems Revenue, Series A,
(MBIA Insured), 5.70% due 01/01/2013                                                                     5,131,250      5,131,250
Omaha Public Power District Electric, Series C, 5.50%. due 02/01/2014                    2,051,460                      2,051,460
Orlando Utilities Commission Water & Electric, 6.00% due 10/01/2010                      5,431,700                      5,431,700
Salt River Project Agricultural Improvement & Power District
Electrical System, Series C, 6.25% due 01/01/2019                                        5,259,800                      5,259,800
Salt River Project Agriculture, Series A, 5.75% due 01/01/2009                           3,207,210                      3,207,210
                                                                                       -------------------------------------------
                                                                                        37,718,387       7,404,825     45,123,212
                                                                                       -------------------------------------------

WATER/SEWER REVENUE - .08%
East Baton Rouge, Sewer Commission Revenue, 9.125% due 09/01/2006                                          311,439        311,439
                                                                                       -------------------------------------------

TOTAL LONG-TERM MUNICIPAL OBLIGATIONS                                                  186,074,244     184,228,180    370,302,424
                                                                                       -------------------------------------------

SHORT-TERM MUNICIPAL OBLIGATIONS - 1.90%
Ascension Parish LA Pollution Control Revenue, Variable Rate Demand
Obligation, 4.15%*, due 12/01/2009                                                       2,200,000                      2,200,000
Garfield County, Oklahoma Industrial Authority, Pollution Control Revenue,
Variable Rate Demand Obligation, 4.20%*, due 01/01/2025                                    500,000                        500,000
Huntington Beach, California Multifamily Housing Revenue,
Variable Rate Demand Obligation, 4.00%*, due 07/01/2014                                  1,500,000                      1,500,000

COMPOSITE TAX-EXEMPT BOND FUND (1) and SIERRA NATIONAL MUNICIPAL FUND Pro Forma Combined Portfolio of Investments (continued)
June 30, 1997
(unaudited)

----------------------------------------------------
   COMPOSITE           SIERRA              PRO
   TAX-EXEMPT         NATIONAL            FORMA
   BOND FUND       MUNICIPAL FUND        COMBINED
----------------------------------------------------
                  PRINCIPAL AMOUNT
----------------------------------------------------
                                                       L.A. California Regional Airports, Improvement Corporate Lease Revenue,
      $400,000                             $400,000    Variable Rate Demand Obligation, 4.10%**, due 12/01/2024
                                                       Mansfield Texas Industrial Development,
     1,100,000                            1,100,000    Variable Rate Demand Obligation, 4.20%**, due 11/01/2026
                                                       Wilmington Hospital Revenue, Franciscan Health, Series A,
     1,500,000                            1,500,000    Variable Rate Demand Obligation, 4.10%**, due 07/01/2011

                                                       TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS



                                                       OTHER INVESTMENT - 0.66%
     2,515,907                            2,515,907    Nuveen Tax Exempt Money Market Fund, 3.56%

                                                       TOTAL INVESTMENTS  (Cost $349,161,910)

                                                                           ----------------------------------------------------
                                                                              COMPOSITE           SIERRA             PRO
                                                                              TAX-EXEMPT         NATIONAL           FORMA
                                                                              BOND FUND       MUNICIPAL FUND       COMBINED
                                                                           ----------------------------------------------------
                                                                                               MARKET VALUE
                                                                           ----------------------------------------------------
L.A. California Regional Airports, Improvement Corporate Lease Revenue,
Variable Rate Demand Obligation, 4.10%**, due 12/01/2024                         $400,000                             $400,000
Mansfield Texas Industrial Development,
Variable Rate Demand Obligation, 4.20%**, due 11/01/2026                        1,100,000                            1,100,000
Wilmington Hospital Revenue, Franciscan Health, Series A,
Variable Rate Demand Obligation, 4.10%**, due 07/01/2011                        1,500,000                            1,500,000
                                                                           ----------------------------------------------------

TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS                                          7,200,000                  0         7,200,000
                                                                           ----------------------------------------------------



OTHER INVESTMENT - 0.66%
Nuveen Tax Exempt Money Market Fund, 3.56%                                      2,515,907                            2,515,907
                                                                           ----------------------------------------------------

TOTAL INVESTMENTS  (Cost $349,161,910)                                       $195,790,151       $184,228,180      $380,018,331
                                                                           ====================================================

**Variable Rate Demand Obligations are payable on demand and are secured by letters of credit or other credit support. The interest rate, which is subject to change periodically, is based on an index of market interest rates.

* Floating rate security. The interest rate shown reflects the rate currently in effect.

## Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC = AMBAC Indemnity Corporation; American Municipal Bond Assurance AMT = Alternative Minimum Tax
COP = Certificates of Participation
CONNIE LEE = College Construction Loan Insurance Association
ETM = Escrowed to Maturity
FGIC = Financial Guaranty Insurance Company
FSA = Financial Security Assurance
GNMA = Government National Mortgage Association
GO = General Obligation Bonds
IDR = Industrial Development Revenue
LOC = Letter of Credit
MBIA = Municipal Bond Insurance Association
PCR = Pollution Control Revenue
SFHR = Single Family Housing Revenue



(1) Formerly Composite Tax-Exempt Bond Fund, Inc.

Composite Tax-Exempt Bond Fund and Sierra National Municipal Fund

Notes to Pro Forma Financial Statements (unaudited)



1.   Basis of Combination

     The pro forma combined financial statements reflect the combined financial position of Composite Tax-Exempt Bond Fund (formerly Composite Tax-Exempt Bond Fund, Inc.) and Sierra National Municipal Fund at June 30, 1997, and the pro forma combined results of operations for the year ended December 31, 1996 and the six month period ended June 30, 1997 as though the reorganization had occurred on January 1, 1996.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Sierra National Municipal Fund in exchange for shares of Composite Tax-Exempt Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.


2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at market value as determined by the Funds as of June 30, 1997. Historical cost amounts represent the combined cost basis of the securities.




3.   Pro Forma Statement of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Sierra shares into Composite shares based upon the net asset value of Composite shares at June 30, 1997.

4.   Pro Forma Statement of Operations

     The pro forma statements of operations reflect the following adjustments:

     A. A decrease in management fees for Sierra shareholders to reflect the new fee structure. Fees are based on .50% of average daily net assets up to $250,000,000 and .40% of average daily net assets over that amount.

     B. An elimination of the Sierra administration fees, now incorporated in the management fee structure. Also, expenses of the Fund will no longer be reimbursed. Shareholder servicing and distribution expense have been adjusted to reflect a rate of .25% of average daily net assets. Other expenses have been adjusted based on an overall estimated expense ratio of .85%.

PRO FORMA STATEMENT OF ASSETS AND LIABILITIES AT APRIL 30, 1997 (unaudited)



                                                                                     Pro Forma
                                          Sierra Growth       Composite Growth       Adjustments       Pro Forma
                                         and Income Fund       & Income Fund          (Note 3)         Combined
                                         ---------------       -------------         -----------       ---------

ASSETS:
        Investments, at value,
         (cost $346,407,780,
          $192,537,901, and
          $53,894,568                     $375,883,210            $250,067,148                           $625,950,356
         Cash, receivables, and
          other assets                       5,636,256               1,205,373                              6,841,629
                                          ------------            ------------                           ------------
                                           381,519,466              251,272,519                           632,791,985
                                          ------------            ------------                           ------------
LIABILITIES:
        Accrued expenses
         and other liabilities              37,775,568               1,376,650                             39,152,218
                                          ------------            ------------                           ------------
                  Total Liabilities         37,775,568               1,376,650                             39,152,218
                                          ------------            ------------                           ------------
                  Net Assets              $343,743,898            $249,895,869                           $593,639,767
                                          ============            ============                           ============

Outstanding Shares
------------------
        Class A                             11,210,122              12,009,817        (2,141,683)          21,078,256
                                          ============            ============                           ============
        Class B                             2,465,101                1,925,896          (477,758)           3,913,239
                                          ============            ============                           ============
        Class S                               901,377                    -              (179,060)             722,317
                                          ============            ============                           ============
        Class I                             9,111,681                    -            (1,729,658)           7,382,023
                                          ============            ============                           ============

Net Asset Value
---------------
       Class A                            $162,817,801            $215,533,980                           $378,351,781
                                          ============            ============                           ============
       Class B                             $35,454,192             $34,361,888                            $69,816,080
                                          ============            ============                           ============
       Class S                             $12,964,595                  -                                 $12,964,595
                                          ============            ============                           ============
       Class I                            $132,507,310                  -                                $132,507,310
                                          ============            ============                           ============

 Net Asset Value
   Per Share
 --------------
       Class A                                  $14.52                  $17.95                                 $17.95
                                          ============            ============                           ============
       Class B                                  $14.38                  $17.84                                 $17.84
                                          ============            ============                           ============
       Class S                                  $14.38                  -                                      $17.95
                                          ============            ============                           ============
       Class I                                  $14.54                  _                                      $17.95
                                          ============            ============                           ============


See accompanying notes to pro forma financial statements.

PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended October 31, 1996 (Unaudited)

                                                                                                        Pro Forma
                                                             Sierra Growth and    Composite Growth     Adjustments      Pro Forma
                                                                Income Fund        & Income Fund         (Note 4)       Combined
                                                             -----------------    ----------------     -----------     -----------
INVESTMENT INCOME:
    Dividends and other                                            $ 4,981,675         $ 3,911,498      $        0     $ 8,893,173
                                                                   -----------         -----------      ----------     -----------

EXPENSES:
    Management fees                                                  1,905,672           1,065,507        (552,542)      2,418,637
    Administration fees                                                800,136                   0        (800,136)              0
    Transfer agent fees                                                      0             193,784         269,566         463,350
    Distribution fees
         Class A Shares                                                480,543             265,579               0         746,122
         Class B Shares                                                200,416             151,222               0         351,638
         Class S Shares                                                319,298                   0               0         319,298
    All Other Expenses                                                 396,265             224,706          10,870         631,841
    Expense reimbursement                                                    0                   0               0               0
                                                                   -----------         -----------     -----------     -----------
Subtotal                                                             4,102,330           1,900,798      (1,072,242)      4,930,886
                                                                   -----------         -----------     -----------     -----------
    Fees paid indirectly                                                (3,272)             (5,368)              0          (8,640)
                                                                   -----------         -----------     -----------     -----------
Total Expenses                                                       4,099,058           1,895,430      (1,072,242)      4,922,246
                                                                   -----------         -----------     -----------     -----------

NET INVESTMENT INCOME                                                  882,617           2,016,068       1,072,242       3,970,927
                                                                   -----------         -----------      ----------     -----------

REALIZED AND UNREALIZED GAIN  (LOSS) ON INVESTMENTS:

Net Realized Gain (Loss) From Security Transactions                 36,418,818          14,044,609               0      50,463,427
   (excluding short term securities)
Net Unrealized Appreciation (Depreciation) of Investments            9,169,501          18,741,419               0      27,910,920
                                                                   -----------         -----------      ----------     -----------
Net Realized and Unrealized Gain (Loss) on Investments              45,588,319          32,786,028               0      78,374,347
                                                                   -----------         -----------      ----------     -----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $46,470,936         $34,802,096      $1,072,242     $82,345,274
                                                                   ===========         ===========      ==========     ===========

See accompanying notes to pro forma financial statements.


PRO FORMA STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 1997 (Unaudited)




                                                                                                            Pro Forma
                                                               Sierra Growth and      Composite Growth     Adjustments   Pro Forma
                                                                  Income Fund           & Income Fund        (Note 4)     Combined
                                                               -----------------     -----------------     -----------   ---------
INVESTMENT INCOME:
         Dividends and other                                         $ 2,496,031           $ 2,178,401       $       0   $4,674,432
                                                                     -----------           -----------       ---------   ----------

EXPENSES:
         Management fees                                               1,050,403               714,834        (346,065)   1,419,172
         Administration fees                                             488,073                     0        (488,073)           0
         Transfer agent fees                                                   0               119,805         158,038      277,843
         Distribution fees
              Class A Shares                                             201,894               240,047               0      441,941
              Class B Shares                                             159,069               144,236               0      303,305
              Class S Shares                                              67,868                     0               0       67,868
         All other expenses                                              246,652               145,380          12,103      404,135
         Expense reimbursement                                                 0                     0               0            0
                                                                     -----------           -----------       ---------   ----------
         Subtotal                                                      2,213,959             1,364,302        (663,997)   2,914,264
                                                                     -----------           -----------       ---------   ----------
         Fees paid indirectly                                             (1,398)               (4,155)              0       (5,553)
                                                                     -----------           -----------       ---------   ----------
Total Expenses                                                         2,212,561             1,360,147        (663,997)   2,908,711
                                                                     -----------           -----------       ---------   ----------
NET INVESTMENT INCOME                                                    283,470               818,254         663,997    1,765,721
                                                                     -----------           -----------       ---------   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net Realized Gain (Loss) From Security Transactions                   30,211,418            15,241,364               0   45,452,782
  (excluding short term securities)
Net Unrealized Appreciation (Depreciation) of Investments              7,604,505             8,457,148               0   16,061,653
                                                                     -----------           -----------       ---------   ----------
Net Realized and Unrealized Gain (Loss) on Investments                37,815,923            23,698,512               0   61,514,435
                                                                     -----------           -----------       ---------   ----------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $38,099,393           $24,516,766       $ 663,997  $63,280,156
                                                                     ===========           ===========       =========  ===========

See accompanying notes to pro forma financial statements.

COMPOSITE GROWTH & INCOME FUND and SIERRA GROWTH AND INCOME FUND
Pro Forma Combined Portfolio of Investments
April 30, 1997
(Unaudited)


------------------------------------------------------
  COMPOSITE             SIERRA             PRO
  GROWTH &            GROWTH AND          FORMA
 INCOME FUND          INCOME FUND        COMBINED
------------------------------------------------------
                        SHARES
------------------------------------------------------
                                                      COMMON STOCKS

                                                      AEROSPACE/DEFENSE
                           82,700          82,700     Boeing Company
                           90,700          90,700     Coltec Industries
      73,902                               73,902     Lockheed Martin Corporation
      40,000                               40,000     Northrop Grumman Corporation
      52,040                               52,040     Raytheon Company

                                                      BANKS/SAVINGS & LOANS
      68,000                               68,000     Bank of New York Company, Inc.
                          119,700         119,700     Dime Bancorp Inc
                           58,200          58,200     Fleet Financial Group Inc
                          100,600         100,600     First Chicago NBD
                          103,400         103,400     First Hawaiian Inc
      26,500                               26,500     Mellon Bank Corporation
                          134,599         134,599     Nationsbank Corp
      74,962                               74,962     Norwest Corporation
      56,300                               56,300     Signet Banking Corporation
      95,150                               95,150     Washington Federal, Inc.
                           35,000          35,000     Washington Mutual Savings Bank
      17,300                               17,300     Wells Fargo & Company

                                                      BASIC INDUSTRY
                            3,900           3,900     Albemarle Corp
                          336,900         336,900     Alleghent Teledyne Inc
                           48,900          48,900     Aluminum Company of America
                          138,500         138,500     Cooper Inds Inc
                           10,600          10,600     USG Corp Com New
     101,600              145,600         247,200     WMX Technologies, Inc.

                                                      BEVERAGES
     104,900                              104,900     PepsiCo, Inc.
      65,000                               65,000     Seagram Company, Ltd.

                                                      CAPITAL GOODS
      94,624                               94,624     Donaldson Company, Inc.

                                                      CHEMICALS
                           35,500          35,500     Du Pont E I De Nemours & Co
     113,200                              113,200     Millenium Chemicals, Inc.*
                          128,400         128,400     Union Carbide Corp

                                                      COMPUTER SOFTWARE
      83,400               93,200         176,600     Autodesk, Inc.
     100,100                              100,100     Barra, Inc.*
      62,300                               62,300     Computer Associates International, Inc.
                           45,900          45,900     First Data Corp
     216,200                              216,200     Mentor Graphics
      53,700                               53,700     Microsoft Corporation*

                                                      COMPUTER SYSTEMS
                          207,300         207,300     Bay Networks Inc
      39,600                               39,600     Cabletron Systems*
      26,500               34,700          61,200     Cisco Systems, Inc.
      65,010                               65,010     Electronic Data Systems Corporation
                          202,600         202,600     EMC Corp Nass
      46,800                               46,800     Hewlett-Packard Company
                          108,200         108,200     Input/Output Inc


                                                                          ------------------------------------------------------
                                                                           COMPOSITE             SIERRA              PRO
                                                                            GROWTH &           GROWTH AND           FORMA
                                                                          INCOME FUND          INCOME FUND         COMBINED
                                                                          ------------------------------------------------------
                                                                                               MARKET VALUE
                                                                          ------------------------------------------------------
COMMON STOCKS                                                   91.12%

AEROSPACE/DEFENSE                                   3.55%
Boeing Company                                                                                  $8,156,287          $8,156,287
Coltec Industries                                                                                1,836,675           1,836,675
Lockheed Martin Corporation                                                $6,614,229                                6,614,229
Northrop Grumman Corporation                                                3,340,000                                3,340,000
Raytheon Company                                                            2,270,245                                2,270,245
                                                                          ------------------------------------------------------
                                                                           12,224,474            9,992,962          22,217,436
                                                                          ------------------------------------------------------
BANKS/SAVINGS & LOANS                               6.62%
Bank of New York Company, Inc.                                              2,686,000                                2,686,000
Dime Bancorp Inc                                                                                 1,930,163           1,930,163
Fleet Financial Group Inc                                                                        3,550,200           3,550,200
First Chicago NBD                                                                                5,658,750           5,658,750
First Hawaiian Inc                                                                               3,179,550           3,179,550
Mellon Bank Corporation                                                     2,202,812                                2,202,812
Nationsbank Corp                                                                                 8,126,430           8,126,430
Norwest Corporation                                                         3,738,730                                3,738,730
Signet Banking Corporation                                                  1,738,262                                1,738,262
Washington Federal, Inc.                                                    2,283,600                                2,283,600
Washington Mutual Savings Bank                                                                   1,728,125           1,728,125
Wells Fargo & Company                                                       4,614,775                                4,614,775
                                                                          ------------------------------------------------------
                                                                           17,264,179           24,173,218          41,437,397
                                                                          ------------------------------------------------------
BASIC INDUSTRY                                      4.22%
Albemarle Corp                                                                                      68,737              68,737
Alleghent Teledyne Inc                                                                           8,969,962           8,969,962
Aluminum Company of America                                                                      3,410,775           3,410,775
Cooper Inds Inc                                                                                  6,371,000           6,371,000
USG Corp Com New                                                                                   363,050             363,050
WMX Technologies, Inc.                                                      2,984,500            4,277,000           7,261,500
                                                                          ------------------------------------------------------
                                                                            2,984,500           23,460,524          26,445,024
                                                                          ------------------------------------------------------
BEVERAGES                                           0.98%
PepsiCo, Inc.                                                               3,658,387                                 3,658,387
Seagram Company, Ltd.                                                       2,486,250                                 2,486,250
                                                                          ------------------------------------------------------
                                                                            6,144,637                    0            6,144,637
                                                                          ------------------------------------------------------
CAPITAL GOODS                                       0.52%
Donaldson Company, Inc.                                                     3,240,872                                3,240,872
                                                                          ------------------------------------------------------

CHEMICALS                                           1.95%
Du Pont E I De Nemours & Co                                                                      3,767,437           3,767,437
Millenium Chemicals, Inc. *                                                 2,009,300                                2,009,300
Union Carbide Corp                                                                               6,403,950           6,403,950
                                                                          ------------------------------------------------------
                                                                            2,009,300           10,171,387          12,180,687
                                                                          ------------------------------------------------------
COMPUTER SOFTWARE                                   3.47%
Autodesk, Inc.                                                              2,960,700            3,308,600           6,269,300
Barra, Inc. *                                                               2,602,600                                2,602,600
Computer Associates International, Inc.                                     3,239,600                                3,239,600
First Data Corp                                                                                  1,583,550           1,583,550
Mentor Graphics                                                             1,526,913                                1,526,913
Microsoft Corporation*                                                      6,524,550                                6,524,550
                                                                          ------------------------------------------------------
                                                                           16,854,363            4,892,150          21,746,513
                                                                          ------------------------------------------------------
COMPUTER SYSTEMS                                    6.10%
Bay Networks Inc                                                                                 3,679,575           3,679,575
Cabletron Systems *                                                         1,366,200                                1,366,200
Cisco Systems, Inc.                                                         1,371,375            1,795,725           3,167,100
Electronic Data Systems Corporation                                         2,169,709                                2,169,709
EMC Corp Nass                                                                                    7,369,575           7,369,575
Hewlett-Packard Company                                                     2,457,000                                2,457,000
Input/Output Inc                                                                                 1,514,800           1,514,800

COMPOSITE GROWTH & INCOME FUND and SIERRA GROWTH AND INCOME FUND
Pro Forma Combined Portfolio of Investments (continued)
April 30, 1997
(Unaudited)

----------------------------------------------------
   COMPOSITE             SIERRA             PRO
   GROWTH &            GROWTH AND          FORMA
  INCOME FUND          INCOME FUND        COMBINED
----------------------------------------------------
                         SHARES
----------------------------------------------------
                            31,200          31,200   Intl Business Machines Corp
                             5,237           5,237   NCR Corporation
                            52,200          52,200   Perkin Elmer Corporation
                            35,500          35,500   Quantum Corp
                           237,800         237,800   Sensormatic Electronics Corp
                            85,600          85,600   Sun Microsystems Inc.

                                                     CONSUMER DURABLES
       59,400                               59,400   Black & Decker Corporation
      141,083                              141,083   Castle & Cooke, Inc.*
                            43,500          43,500   General Motors - Class H
                            58,900          58,900   General Motors Corp
                            85,800          85,800   Johnson Controls Inc
      121,441                              121,441   Mattel, Inc.

                                                     ELECTRICAL EQUIPMENT
                            99,500          99,500   Allied Signal Corporation
       77,550                               77,550   Emerson Electric Company
       44,500                               44,500   General Electric Company
                            33,900          33,900   Grainger NW Inc

                                                     ELECTRONICS/GENERAL
                            75,000          75,000   Anixter International Inc
      138,000                              138,000   DSC Communications Corporation*
                           239,100         239,100   General Inst Corp New
      149,950                              149,950   Loral Space & Communications*

                                                     ELECTRONICS-SEMICONDUCTORS/COMPONENTS
                           188,100         188,100   Cypress Semiconductor
       29,500                               29,500   Integrated Device Technology, Inc.
       23,500                               23,500   Intel Corporation
       95,300                               95,300   Motorola, Inc.
                            60,000          60,000   Texas Instruments, Inc

                                                     FINANCIAL SERVICES
                            73,300          73,300   Advanta Corp Class B
                            59,100          59,100   AMBAC Inc
                         3,700,000       3,700,000   Berkshire Hathaway Conv. 1.00% due 12/03/2001
      185,500                              185,500   Federal Home Loan Mortgage Corporation
                             4,100           4,100   First USA Paymentech
                           103,900         103,900   First USA Inc
       48,052                               48,052   Legg Mason, Inc.

                                                     FOODS & FOOD RETAILERS
       46,000                               46,000   Campbell Soup Company
       39,400                               39,400   Dole Food Company
                           111,000         111,000   General Mills Inc
                            58,400          58,400   Ralston Purina Co - Ralston Group
       49,700                               49,700   Supervalu, Inc.
                            21,700          21,700   Unilever NV ADR

                                                     HEALTHCARE PRODUCTS
       75,100                               75,100   Abbott Laboratories
                           126,100         126,100   Alza Corp Com
                            63,300          63,300   Bausch & Lomb Inc
       65,700               86,200         151,900   Forest Laboratories*
                            43,791          43,791   Gensia Sicor Inc
      103,550                              103,550   Johnson & Johnson
       38,925                               38,925   Merck and Company, Inc.
                            48,500          48,500   Schering-Plough Corp
                            90,700          90,700   Warner Lambert Co

                                                                         --------------------------------------------------------
                                                                            COMPOSITE             SIERRA              PRO
                                                                             GROWTH &           GROWTH AND           FORMA
                                                                           INCOME FUND          INCOME FUND         COMBINED
                                                                         --------------------------------------------------------
                                                                                                MARKET VALUE
                                                                         --------------------------------------------------------
Intl Business Machines Corp                                                                        $5,015,400      $5,015,400
NCR Corporation                                                                                       151,873         151,873
Perkin Elmer Corporation                                                                            3,791,025       3,791,025
Quantum Corp                                                                                        1,479,906       1,479,906
Sensormatic Electronics Corp                                                                        3,567,000       3,567,000
Sun Microsystems Inc.                                                                               2,466,350       2,466,350
                                                                         --------------------------------------------------------
                                                                              7,364,284            30,831,229      38,195,513
                                                                         --------------------------------------------------------
CONSUMER DURABLES                                            2.61%
Black & Decker Corporation                                                    1,989,900                             1,989,900
Castle & Cooke, Inc.*                                                         1,939,891                             1,939,891
General Motors - Class H                                                                            2,338,125       2,338,125
General Motors Corp                                                                                 3,408,837       3,408,837
Johnson Controls Inc                                                                                3,292,575       3,292,575
Mattel, Inc.                                                                  3,385,168                             3,385,168
                                                                         --------------------------------------------------------
                                                                              7,314,959             9,039,537      16,354,496
                                                                         --------------------------------------------------------
ELECTRICAL EQUIPMENT                                         2.97%
Allied Signal Corporation                                                                           7,188,875       7,188,875
Emerson Electric Company                                                      3,935,662                             3,935,662
General Electric Company                                                      4,933,938                             4,933,938
Grainger NW Inc                                                                                     2,555,213       2,555,213
                                                                         --------------------------------------------------------
                                                                              8,869,600             9,744,088      18,613,688
                                                                         --------------------------------------------------------
ELECTRONICS/GENERAL                                          1.86%
Anixter International Inc                                                                           1,068,750       1,068,750
DSC Communications Corporation*                                               2,811,750                             2,811,750
General Inst Corp New                                                                               5,588,963       5,588,963
Loral Space & Communications*                                                 2,193,019                             2,193,019
                                                                         --------------------------------------------------------
                                                                              5,004,769             6,657,713      11,662,482
                                                                         --------------------------------------------------------
ELECTRONICS-SEMICONDUCTORS/COMPONENTS                        2.77%
Cypress Semiconductor                                                                               2,609,888       2,609,888
Integrated Device Technology, Inc.                                              346,625                               346,625
Intel Corporation                                                             3,598,438                             3,598,438
Motorola, Inc.                                                                5,455,925                             5,455,925
Texas Instruments, Inc                                                                              5,355,000       5,355,000
                                                                         --------------------------------------------------------
                                                                              9,400,988             7,964,888      17,365,876
                                                                         --------------------------------------------------------
FINANCIAL SERVICES                                           3.58%
Advanta Corp Class B                                                                                1,630,925       1,630,925
AMBAC Inc                                                                                           3,826,725       3,826,725
Berkshire Hathaway Conv. 1.00% due 12/03/2001                                                       3,635,250       3,635,250
Federal Home Loan Mortgage Corporation                                        5,912,812                             5,912,812
First USA Paymentech                                                                                   98,913          98,913
First USA Inc                                                                                       5,000,187       5,000,187
Legg Mason, Inc.                                                              2,282,470                             2,282,470
                                                                         --------------------------------------------------------
                                                                              8,195,282            14,192,000      22,387,282
                                                                         --------------------------------------------------------
FOODS & FOOD RETAILERS                                       3.42%
Campbell Soup Company                                                         2,351,750                            2,351,750
Dole Food Company                                                             1,605,550                            1,605,550
General Mills Inc                                                                                   6,882,000      6,882,000
Ralston Purina Co - Ralston Group                                                                   4,810,700      4,810,700
Supervalu, Inc.                                                               1,522,063                            1,522,063
Unilever NV ADR                                                                                     4,258,625      4,258,625
                                                                         --------------------------------------------------------
                                                                              5,479,363            15,951,325     21,430,688
                                                                         --------------------------------------------------------
HEALTHCARE PRODUCTS                                          6.20%
Abbott Laboratories                                                           4,581,100                            4,581,100
Alza Corp Com                                                                                       3,688,425      3,688,425
Bausch & Lomb Inc                                                                                   2,555,738      2,555,738
Forest Laboratories*                                                          2,242,012             2,941,575      5,183,587
Gensia Sicor Inc                                                                                      153,269        153,269
Johnson & Johnson                                                             6,342,438                            6,342,438
Merck and Company, Inc.                                                       3,522,712                            3,522,712
Schering-Plough Corp                                                                                3,880,000      3,880,000
Warner Lambert Co                                                                                   8,888,600      8,888,600
                                                                         --------------------------------------------------------
                                                                             16,688,262            22,107,607     38,795,869
                                                                         --------------------------------------------------------

COMPOSITE GROWTH & INCOME FUND and SIERRA GROWTH AND INCOME FUND
Pro Forma Combined Portfolio of Investments (continued)
April 30, 1997
(Unaudited)

--------------------------------------------------
  COMPOSITE             SIERRA             PRO
  GROWTH &            GROWTH AND          FORMA
 INCOME FUND          INCOME FUND        COMBINED
--------------------------------------------------
                        SHARES
--------------------------------------------------
                                                   HEALTHCARE SERVICES
         86,000                            86,000  Cognizant Corporation
                         266,100          266,100  Humana Inc
         93,200                            93,200  Manor Care, Inc.
        169,301                           169,301  Medpartners, Inc.*
         31,233                            31,233  Pacificare Health Systems - Class A*
          6,024                             6,024  Talbert Medical Management Corporation Stock Rights*
                         139,900          139,900  United Healthcare Corp

                                                   HOUSEHOLD PRODUCTS
         42,100                            42,100  Alberto Culver Company, Class A
        160,000                           160,000  Kimberly Clark De Mexico, American Depository Receipt
         22,500           84,200          106,700  Proctor and Gamble Company
         30,000                            30,000  Unilever Group

                                                   INSURANCE
         28,332                            28,332  American International Group, Inc.
         80,100                            80,100  Integon Corporation
                         119,100          119,100  Providian LLC
         79,100                            79,100  TIG Holdings, Inc.
         56,316                            56,316  Travelers Group, Inc.

                                                   LODGING & RESTAURANTS
        149,515                           149,515  Choice Hotels Holdings, Inc.
                         165,800          165,800  Circus Circus Enterprises Inc
                             400              400  WHG Resorts and Casinos Inc

                                                   MACHINERY
        100,050                           100,050  Crane Company
         59,000                            59,000  Deere & Company
                         268,300          268,300  International Game Tech

                                                   MEDIA
        151,133                           151,133  ACNielson Corporation
        100,000                           100,000  Dun & Bradstreet Corporation
                         167,900          167,900  TCI Satellite Entertainment Inc, Class A
                         715,700          715,700  Tele Communication CL A New
         90,600          195,400          286,000  Time Warner, Inc.
        118,850                           118,850  Viacom Incorporated, Class A*

                                                   OILS & GAS
                          50,800           50,800  Anadarko Pete Company
         65,660          152,500          218,160  Exxon Corporation
         24,500                            24,500  Mobil Corporation
        128,900                           128,900  Occidental Petroleum Corporation
         15,500                            15,500  Royal Dutch Petroleum Company
                          28,100           28,100  Royal Dutch Petroleum Co ADR
         24,000                            24,000  Texaco, Inc.
                         156,700          156,700  Tosco Corporation
                          59,984           59,984  Ultra Diamond Shamrock
         83,700                            83,700  Union Pacific Resources Group

                                                   OIL SERVICES
                           1,200            1,200  Cooper Cameron Corp

                                                   PAPER AND FOREST PRODUCTS
        124,000                           124,000  Asia Pulp & Paper Company, Ltd.
         29,000                            29,000  Boise Cascade Corporation
                          59,800           59,800  Temple Inland Inc
         45,500                            45,500  Weyerhaeuser Company


                                                                          -----------------------------------------------------
                                                                              COMPOSITE             SIERRA             PRO
                                                                               GROWTH &           GROWTH AND          FORMA
                                                                             INCOME FUND          INCOME FUND        COMBINED
                                                                          -----------------------------------------------------
                                                                                                  MARKET VALUE
                                                                          -----------------------------------------------------
HEALTHCARE SERVICES                                             3.70%
Cognizant Corporation                                                          $2,805,750                           $2,805,750
Humana Inc                                                                                           5,787,675       5,787,675
Manor Care, Inc.                                                                2,178,550                            2,178,550
Medpartners, Inc.*                                                              3,089,743                            3,089,743
Pacificare Health Systems - Class A*                                            2,397,133                            2,397,133
Talbert Medical Management Corporation Stock Rights*                              105,420                              105,420
United Healthcare Corp                                                                               6,802,638       6,802,638
                                                                          -----------------------------------------------------
                                                                               10,576,596           12,590,313      23,166,909
                                                                          -----------------------------------------------------
HOUSEHOLD PRODUCTS                                              3.73%
Alberto Culver Company, Class A                                                 1,041,975                            1,041,975
Kimberly Clark De Mexico, American Depository Receipt                           2,980,000                            2,980,000
Proctor and Gamble Company                                                      2,829,375           10,588,150      13,417,525
Unilever Group                                                                  5,887,500                            5,887,500
                                                                          -----------------------------------------------------
                                                                               12,738,850           10,588,150      23,327,000
                                                                          -----------------------------------------------------
INSURANCE                                                       2.66%
American International Group, Inc.                                              3,640,662                            3,640,662
Integon Corporation                                                               811,013                              811,013
Providian LLC                                                                                        6,878,025       6,878,025
TIG Holdings, Inc.                                                              2,195,025                            2,195,025
Travelers Group, Inc.                                                           3,118,499                            3,118,499
                                                                          -----------------------------------------------------
                                                                                9,765,199            6,878,025      16,643,224
                                                                          -----------------------------------------------------
LODGING & RESTAURANTS                                           0.97%
Choice Hotels Holdings, Inc.                                                    2,093,210                            2,093,210
Circus Circus Enterprises Inc                                                                        3,999,925       3,999,925
WHG Resorts and Casinos Inc                                                                              3,750           3,750
                                                                          -----------------------------------------------------
                                                                                2,093,210            4,003,675       6,096,885
                                                                          -----------------------------------------------------
MACHINERY                                                       1.71%
Crane Company                                                                   3,739,369                            3,739,369
Deere & Company                                                                 2,714,000                            2,714,000
International Game Tech                                                                              4,259,263       4,259,263
                                                                          -----------------------------------------------------
                                                                                6,453,369            4,259,263      10,712,632
                                                                          -----------------------------------------------------
MEDIA                                                           5.10%
ACNielson Corporation                                                           2,266,995                            2,266,995
Dun & Bradstreet Corporation                                                    2,462,500                            2,462,500
TCI Satellite Entertainment Inc, Class A                                                             1,259,250       1,259,250
Tele Communication CL A New                                                                          9,885,606       9,885,606
Time Warner, Inc.                                                               4,077,000            8,793,000      12,870,000
Viacom Incorporated, Class A*                                                   3,164,381                            3,164,381
                                                                          -----------------------------------------------------
                                                                               11,970,876           19,937,856      31,908,732
                                                                          -----------------------------------------------------
OILS & GAS                                                      6.46%
Anadarko Pete Company                                                                                2,787,650       2,787,650
Exxon Corporation                                                               3,717,996            8,635,313      12,353,309
Mobil Corporation                                                               3,185,000                            3,185,000
Occidental Petroleum Corporation                                                2,851,913                            2,851,913
Royal Dutch Petroleum Company                                                   2,793,875                            2,793,875
Royal Dutch Petroleum Co ADR                                                                         5,065,025       5,065,025
Texaco, Inc.                                                                    2,532,000                            2,532,000
Tosco Corporation                                                                                    4,642,237       4,642,237
Ultra Diamond Shamrock                                                                               1,926,986       1,926,986
Union Pacific Resources Group                                                   2,270,363                            2,270,363
                                                                          -----------------------------------------------------
                                                                               17,351,147           23,057,211      40,408,358
                                                                          -----------------------------------------------------
OIL SERVICES                                                    0.01%
Cooper Cameron Corp                                                                                     85,500          85,500
                                                                          -----------------------------------------------------

PAPER AND FOREST PRODUCTS                                       1.28%
Asia Pulp & Paper Company, Ltd.                                                 1,658,500                            1,658,500
Boise Cascade Corporation                                                         964,250                              964,250
Temple Inland Inc                                                                                    3,318,900       3,318,900
Weyerhaeuser Company                                                            2,081,625                            2,081,625
                                                                          -----------------------------------------------------
                                                                                4,704,375            3,318,900       8,023,275
                                                                          -----------------------------------------------------

COMPOSITE GROWTH & INCOME FUND and SIERRA GROWTH AND INCOME FUND
Pro Forma Combined Portfolio of Investments (continued)
April 30, 1997
(Unaudited)

------------------------------------------------------
  COMPOSITE             SIERRA             PRO
  GROWTH &            GROWTH AND          FORMA
 INCOME FUND          INCOME FUND        COMBINED
------------------------------------------------------
                        SHARES
------------------------------------------------------
                                                      REAL ESTATE INVESTMENT TRUSTS
      62,826                               62,826     Bank of America Realty
      41,000                               41,000     Health Care Property Investors, Inc.
      35,600                               35,600     Wellsford Residential Property Trust



                                                      RETAIL SALES
                           91,800          91,800     Circuit City Stores- Carmax
                          149,300         149,300     Circuit City Stores- Circuit City Group
      76,000                               76,000     Intimate Brands, Inc.
      64,700                               64,700     Fred Meyer, Inc., Class A *
                          226,900         226,900     Toys R Us Inc
                          191,300         191,300     Wal Mart Stores Inc



                                                      TOBACCO
      49,500              176,100         225,600     Phillip Morris Companies, Inc.


                                                      TRANSPORTATION SERVICES & EQUIPMENT
                           56,150          56,150     Consolidated Freightways Corp
                          112,600         112,600     CSX Corp
                           14,500          14,500     CNF Transportation
     159,500                              159,500     Expeditors International of Washington, Inc.
      62,050                               62,050     Sabre Group Holdings, Inc.
      50,300                               50,300     Union Pacific Corporation




                                                      UTILITIES - GAS AND ELECTRIC
      32,000               82,200         114,200     Enron Corporation
                           72,900          72,900     Duke Energy Corp
                          141,500         141,500     PG & E Corp
                           41,900          41,900     Pinnacle West Capital
      31,900                               31,900     Portland General Corporation




                                                      UTILITIES - TELECOMMUNICATIONS
      90,850                               90,850     AT&T Corporation
     130,000                              130,000     Aliant Communications, Inc.
                           48,500          48,500     Bell Atlantic Corp
      10,400                               10,400     Frontier Corporation
      51,000                               51,000     GTE Corporation
                           96,600          96,600     MCI Communications Corp
                           97,700          97,700     SBC Communications
                          111,000         111,000     US West Inc
                          148,400         148,400     Worldcom Inc



                                                      TOTAL COMMON STOCKS (cost $483,089,797)


                                                      CONVERTIBLE PREFERRED STOCKS

      37,200                               37,200     Integon Corporation
      10,000                               10,000     Microsoft Preferred
                               36,500      36,500     Owens-Corning Fiberglass CNV PFD
      75,800                               75,800     Pacificare Health Systems, Inc.
      40,100                               40,100     Penncorp Financial Group
     268,400                              268,400     RJR Nabisco Holding Company, Series C


                                                      TOTAL CONVERTIBLE PREFERRED STOCK(cost $11,800,239)


                PRINCIPAL AMOUNT                      CONVERTIBLE BOND
    $925,000                             $925,000     Alberto Culver Corporation, 5.50%, 06/30/2005 (cost $1,419,468)







                                                                                       --------------------------------------------
                                                                                         COMPOSITE        SIERRA            PRO
                                                                                          GROWTH &      GROWTH AND         FORMA
                                                                                        INCOME FUND     INCOME FUND       COMBINED
                                                                                       --------------------------------------------
                                                                                                        MARKET VALUE
                                                                                       --------------------------------------------
REAL ESTATE INVESTMENT TRUSTS                                     0.62%
Bank of America Realty                                                                    $1,476,411                    $1,476,411
Health Care Property Investors, Inc.                                                       1,358,125                     1,358,125
Wellsford Residential Property Trust                                                       1,054,650                     1,054,650
                                                                                       --------------------------------------------
                                                                                           3,889,186               0     3,889,186
                                                                                       --------------------------------------------
RETAIL SALES                                                      3.71%
Circuit City Stores- Carmax                                                                                1,377,000     1,377,000
Circuit City Stores- Circuit City Group                                                                    5,916,012     5,916,012
Intimate Brands, Inc.                                                                      1,415,500                     1,415,500
Fred Meyer, Inc., Class A*                                                                 2,660,788                     2,660,788
Toys R Us Inc                                                                                              6,466,650     6,466,650
Wal Mart Stores Inc                                                                                        5,404,225     5,404,225
                                                                                       --------------------------------------------
                                                                                           4,076,288      19,163,887    23,240,175
                                                                                       --------------------------------------------
TOBACCO                                                           1.42%
Phillip Morris Companies, Inc.                                                             1,949,062       6,933,937     8,882,999
                                                                                       --------------------------------------------

TRANSPORTATION SERVICES & EQUIPMENT                               2.41%
Consolidated Freightways Corp                                                                                617,650       617,650
CSX Corp                                                                                                   5,249,975     5,249,975
CNF Transportation                                                                                           431,375       431,375
Expeditors International of Washington, Inc.                                               3,987,500                     3,987,500
Sabre Group Holdings, Inc.                                                                 1,590,031                     1,590,031
Union Pacific Corporation                                                                  3,206,625                     3,206,625
                                                                                       --------------------------------------------
                                                                                           8,784,156       6,299,000    15,083,156
                                                                                       --------------------------------------------
UTILITIES - GAS AND ELECTRIC                                      2.13%
Enron Corporation                                                                          1,204,000       3,092,775     4,296,775
Duke Energy Corp                                                                                           3,198,487     3,198,487
PG & E Corp                                                                                                3,396,000     3,396,000
Pinnacle West Capital                                                                                      1,194,150     1,194,150
Portland General Corporation                                                               1,164,350                     1,164,350
                                                                                       --------------------------------------------
                                                                                           2,368,350      10,881,412    13,249,762
                                                                                       --------------------------------------------
UTILITIES - TELECOMMUNICATIONS                                    4.39%
AT&T Corporation                                                                           3,043,475                     3,043,475
Aliant Communications, Inc.                                                                2,031,250                     2,031,250
Bell Atlantic Corp                                                                                         3,285,875     3,285,875
Frontier Corporation                                                                         165,100                       165,100
GTE Corporation                                                                            2,339,625                     2,339,625
MCI Communications Corp                                                                                    3,682,875     3,682,875
SBC Communications                                                                                         5,422,350     5,422,350
US West Inc                                                                                                3,898,875     3,898,875
Worldcom Inc                                                                                               3,561,600     3,561,600
                                                                                       --------------------------------------------
                                                                                           7,579,450      19,851,575    27,431,025
                                                                                       --------------------------------------------
TOTAL COMMON STOCKS (cost $483,089,797)                                                  233,339,946     337,027,332   570,367,278
                                                                                       --------------------------------------------

CONVERTIBLE PREFERRED STOCKS                                                  1.83%

Integon Corporation                                                                        1,450,800                     1,450,800
Microsoft Preferred                                                                          856,250                       856,250
Owens-Corning Fiberglass CNV PFD                                                                           1,998,375     1,998,375
Pacificare Health Systems, Inc.                                                            2,368,750                     2,368,750
Penncorp Financial Group                                                                   3,208,000                     3,208,000
RJR Nabisco Holding Company, Series C                                                      1,576,850                     1,576,850
                                                                                       --------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCK(cost $11,800,239)                                        9,460,650       1,998,375    11,459,025
                                                                                       --------------------------------------------


CONVERTIBLE BOND                                                              0.23%
Alberto Culver Corporation, 5.50%, 06/30/2005 (cost $1,419,468)                            1,437,219                     1,437,219
                                                                                       --------------------------------------------

COMPOSITE GROWTH & INCOME FUND and SIERRA GROWTH AND INCOME FUND
Pro Forma Combined Portfolio of Investments (continued)
April 30, 1997
(Unaudited)

------------------------------------------------
 COMPOSITE             SIERRA           PRO
 GROWTH &            GROWTH AND        FORMA
INCOME FUND          INCOME FUND      COMBINED
------------------------------------------------
                   PRINCIPAL AMOUNT
------------------------------------------------
                                                  U.S. GOVERNMENT SECURITIES
   $5,550,000                         $5,550,000  U.S. Treasury Bond, 6.50% due 11/15/2026
                       37,387,000     37,387,000  U.S. Treasury Bill, Zero Coupon due 08/07/1997
                                                  TOTAL U.S. GOVERNMENT SECURITIES (cost $42,015,177)


                                                  REPURCHASE AGREEMENT
                                                  Repurchase agreement with Goldman Sachs, collateralized
                                                  by a U.S. Treasury Note, in a joint trading account at 5.15%, dated 04/30/97, due 05/01/97 with a maturity value of
      621,000                            621,000  $621,089 (cost $621,000)
                                                  TOTAL INVESTMENTS (cost $538,945,681)
                                                * Non-income producing security

                                                                                  -------------------------------------------------
                                                                                    COMPOSITE           SIERRA              PRO
                                                                                     GROWTH &         GROWTH AND           FORMA
                                                                                   INCOME FUND        INCOME FUND         COMBINED
                                                                                  -------------------------------------------------
                                                                                                      MARKET VALUE
                                                                                  -------------------------------------------------
  U.S. GOVERNMENT SECURITIES                                            6.72%
  U.S. Treasury Bond, 6.50% due 11/15/2026                                           $5,208,331                          $5,208,331
  U.S. Treasury Bill, Zero Coupon due 08/07/1997                                                        36,857,503       36,857,503
                                                                                  -------------------------------------------------
  TOTAL U.S. GOVERNMENT SECURITIES (cost $42,015,177)                                 5,208,331         36,857,503       42,065,834
                                                                                  -------------------------------------------------


  REPURCHASE AGREEMENT                                                  0.10%
  Repurchase agreement with Goldman Sachs, collateralized
  by a U.S. Treasury Note, in a joint trading account at 5.15%, dated 04/30/97, due 05/01/97 with a maturity value of
  $621,089 (cost $621,000)                                                              621,000                             621,000
                                                                                  -------------------------------------------------
  TOTAL INVESTMENTS (cost $538,945,681)                                            $250,067,146       $375,883,210     $625,950,356
                                                                                  =================================================
* Non-income producing security

Composite Growth & Income Fund and Sierra Growth and Income Fund

Notes to Pro Forma Financial Statements (unaudited)



1.   Basis of Combination

     The pro forma combined financial statements reflect the combined financial position of Composite Growth & Income Fund and Sierra Growth and Income Fund at April 30, 1997, and the pro forma combined results of operations for the year ended October 31, 1996 and the six month period ended April 30, 1997 as though the reorganization had occurred on November 1, 1995.

     The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred.

     The Pro Forma Combined Portfolio of Investments, Statement of Assets and Liabilities, and the Statement of Operations should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

     The pro forma statements give effect to the proposed transfer of the assets and stated liabilities of the Sierra Growth and Income Fund in exchange for shares of Composite Growth & Income Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity.

     The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.


2.   Pro Forma Combined Portfolio of Investments

     Securities held by the two funds have been combined in the accompanying Combined Portfolio of Investments. Securities are stated at market value as determined by the Funds as of April 30, 1997. Historical cost amounts represent the combined cost basis of the securities.

Composite Growth & Income Fund and Sierra Growth and Income Fund

3.   Pro Forma Statement of Assets and Liabilities

     Shares outstanding have been adjusted to reflect the conversion of Sierra shares into Composite shares based upon the net asset value of Composite shares at April 30, 1997.


4.   Pro Forma Statements of Operations

     The pro forma statements of operations reflect the following adjustments:

     A. A decrease in management fees for Sierra shareholders to reflect the new fee structure. Fees are based on .625% of average daily net assets up to $250,000,000 and .50% of average daily net assets over that amount.

     B. An elimination of the Sierra administration fees, now incorporated in the management fee structure. Shareholder servicing and distribution expenses have been adjusted to reflect a rate of .25% of average daily net assets. Other expenses have been adjusted based on an overall estimated expense ratio of 1.08%.